As filed with the Securities and Exchange Commission on May 1, 2000
                                                     Registration Nos. 002-78020

                                                                        811-3488
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 31                                       [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 33                                                      [X]


                        (Check appropriate box or boxes.)

                                ----------------

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant )

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                                ----------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                ----------------

                               Dona D. Young, Esq.
                   Phoenix Home Life Mutual Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Edwin L. Kerr, Esq.
                   Phoenix Home Life Mutual Insurance Company
                                One American Row
                             Hartford, CT 06102-5056


It is proposed that this filing will become effective (check appropriate space) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on ________________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ________________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                 POST-EFFECTIVE AMENDMENT NO. 31 TO REGISTRATION

                              STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION IN PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             AS REQUIRED BY FORM N-4

                             FORM N-4 ITEM                                                     PROSPECTUS/SAI CAPTION
                             -------------                                                     ----------------------

PART A INFORMATION REQUIRED IN A PROSPECTUS

 1.    Cover Page .....................................................   Cover Page
 2.    Definitions.....................................................   Special Terms
 3.    Synopsis or Highlights .........................................   Summary of Expenses; Summary
 4.    Condensed Financial Information ................................   Financial Highlights
 5.    General Description of Registrant, Depositor, and
       Portfolio Companies.............................................   Phoenix and the Account; The Fund; Voting Rights
 6.    Deductions and Expenses.........................................   Deductions and Charges; Sales of Variable
                                                                          Accumulation Contracts
 7.    General Description of Variable Annuity Contracts ..............   The Variable Accumulation Annuity; Purchase of
                                                                          Contracts; The Accumulation Period; Miscellaneous
                                                                          Provisions
 8.    Annuity Period .................................................   The Annuity Period
 9.    Death Benefits .................................................   Payment Upon Death Before Maturity Date
10.    Purchases and Contract Value ...................................   Purchase of Contracts; The Accumulation Period;
                                                                          Variable Account Valuation Procedures; Sales of Variable
                                                                          Accumulation Contracts
11.    Redemptions ....................................................   Surrender of Contracts; Partial Withdrawals; Free Look
                                                                          Period
12.    Taxes ..........................................................   Federal Income Taxes

13.    Legal Proceeding ...............................................   Legal Matters
14.    Table of Contents of Statement of Additional Information .......   SAI


PART B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

15.    Cover Page .....................................................   Cover Page
16.    Table of Contents ..............................................   Table of Contents
17.    General Information and History ................................   Not Applicable
18.    Services .......................................................   Not Applicable
19.    Purchase of Securities Being Offered ...........................   Appendix
20.    Underwriters ...................................................   Underwriter
21.    Calculation of Yield Quotations of Money Market
       Subaccounts ....................................................   Calculation of Yield and Return
22.    Annuity Payments................................................   Calculation of Annuity Payments
23.    Financial Statements............................................   Financial Statements

_______________

Note: This Registration Statement contains three prospectuses. Two describe Contract variations funded by The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Deutsche Asset Management VIT Funds, The Universal Institutional Funds, Inc. and Federated Insurance Series (Versions A & C) and the third describes a variation of the Contract funded by the Franklin Templeton Variable Insurance Products Trust and The Phoenix Edge Series Fund (Version B). This Registration Statement also contains three SAIs, each of which corresponds to a specific prospectus version.

                                     PART A

                                   PROSPECTUS

                                                                     [VERSION A]

                                                         GROUP STRATEGIC EDGE(R)
                                             THE BIG EDGE CHOICE(R) FOR NEW YORK
                                                            THE BIG EDGE PLUS(R)
                                                                VARIABLE ANNUITY


                                                                       Issued by



                                                        PHOENIX HOME LIFE MUTUAL
                                                               INSURANCE COMPANY




IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171




PROSPECTUS                                                           MAY 1, 2000








    This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.

    You may allocate payments and contract value to one or more of the subaccounts of the Account or the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds:




THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
[diamond] Phoenix-Aberdeen New Asia Series

MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series


MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
[diamond] Phoenix-Bankers Trust Dow 30 Series
[diamond] Phoenix-Federated U.S. Government Bond Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond] Phoenix-Janus Equity Income Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Schafer Mid-Cap Value Series

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

MANAGED BY BANKERS TRUST COMPANY
[diamond] EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

[diamond] Technology Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond] Templeton Growth Securities Fund -- Class 2

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
[diamond] Templeton Asset Strategy Fund -- Class 2
[diamond] Templeton International Securities Fund -- Class 2

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond] Templeton Developing Markets Securities Fund -- Class 2

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
[diamond] Mutual Shares Securities Fund -- Class 2


WANGER ADVISORS TRUST
---------------------
MANAGED BY WANGER ASSET MANAGEMENT, L.P.
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

    The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been field with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171.

                                TABLE OF CONTENTS
Heading                                                    Page
-----------------------------------------------------------------
SPECIAL TERMS.............................................    4
SUMMARY OF EXPENSES.......................................    6

CONTRACT SUMMARY .........................................   14
FINANCIAL HIGHLIGHTS......................................   16
PERFORMANCE HISTORY.......................................   29
THE VARIABLE ACCUMULATION ANNUITY.........................   29
PHOENIX AND THE ACCOUNT...................................   29
INVESTMENTS OF THE ACCOUNT ...............................   29
   The Phoenix Edge Series Fund...........................   29
   Deutsche Asset Management VIT Funds....................   31
   Federated Insurance Series ............................   31
   The Universal Institutional Funds, Inc.................   31
   Franklin Templeton Variable Insurance Products Trust...   31
   Wanger Advisors Trust .................................   31
   Investment Advisors....................................   32
   Services of the Advisors...............................   32
PURCHASE OF CONTRACTS ....................................   33
DEDUCTIONS AND CHARGES....................................   33
   Premium Tax ...........................................   33
   Surrender Charges .....................................   33
   Charges for Mortality and Expense Risks ...............   34
   Charges for Administrative Services ...................   34
   Other Charges .........................................   34
THE ACCUMULATION PERIOD...................................   34
   Accumulation Units ....................................   34
   Accumulation Unit Values ..............................   35
   Transfers .............................................   35
   Optional Programs & Benefits...........................   35
      Dollar Cost Averaging Program.......................   35
      Asset Rebalancing Program...........................   36
   Surrender of Contract; Partial Withdrawals ............   36
   Lapse of Contract .....................................   36
   Payment Upon Death Before Maturity Date................   36
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
   MAY 1, 1997............................................   37
   Surrender Charges......................................   37
   Daily Administrative Fee...............................   37
   Maturity Date..........................................   37
   Ownership of the Contract..............................   37
   Payment Upon Death Before Maturity Date................   37
   Transfers..............................................   38
GROUP CONTRACTS...........................................   38
   Allocated Group Contracts .............................   38
   Unallocated Group Contracts ...........................   39
THE ANNUITY PERIOD .......................................   39
   Variable Accumulation Annuity Contracts................   39
   Annuity Options .......................................   40
   Option A--Life Annuity with Specified Period Certain....  40
   Option B--Non-Refund Life Annuity ......................  41
   Option D--Joint and Survivor Life Annuity ..............  41
   Option E--Installment Refund Life Annuity ..............  41
   Option F--Joint and Survivor Life Annuity with
     10-Year Period Certain ..............................   41

   Option G--Payments for Specified Period ................  41
   Option H--Payments of Specified Amount .................  41
   Option I--Variable Payment Life Annuity with
   10-Year Period Certain ................................   41
   Option J--Joint Survivor Variable Payment Life
   Annuity with 10-Year Period Certain ...................   41
   Option K--Variable Payment Annuity for a Specified
     Period ..............................................   41
   Option L--Variable Payment Life Expectancy Annuity......  41
   Option M--Unit Refund Variable Payment Life Annuity.....  41
   Option N--Variable Payment Non-Refund Life Annuity......  41
   Other Options and Rates................................   41
   Other Conditions ......................................   42
   Payment Upon Death After Maturity Date ................   42
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   42
MISCELLANEOUS PROVISIONS .................................   42
   Assignment.............................................   42
   Deferment of Payment ..................................   43
   Free Look Period.......................................   43
   Amendments to Contracts ...............................   43
   Substitution of Fund Shares ...........................   43
   Ownership of the Contract .............................   43
FEDERAL INCOME TAXES .....................................   43
   Introduction ..........................................   43
   Income Tax Status......................................   44
   Taxation of Annuities in General--Non-Qualified Plans..   44
     Surrenders or Withdrawals Prior to the Contract
      Maturity Date ......................................   44
     Surrenders or Withdrawals On or After the Contract
      Maturity Date ......................................   44
     Penalty Tax on Certain Surrenders and Withdrawals ...   44
   Additional Considerations..............................   45
   Diversification Standards .............................   46
   Qualified Plans........................................   46
     Tax Sheltered Annuities ("TSAs") ....................   47
     Keogh Plans..........................................   47
     Individual Retirement Accounts ......................   48
     Corporate Pension and Profit-Sharing Plans ..........   48
     Deferred Compensation Plans With Respect to
       Service for State and Local Governments and
       Tax Exempt Organizations ..........................   48
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Plans...............................   48
     Seek Tax Advice......................................   49
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   49
STATE REGULATION .........................................   49
REPORTS ..................................................   49
VOTING RIGHTS ............................................   49
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   50
LEGAL MATTERS ............................................   50
SAI.......................................................   50
APPENDIX A - PERFORMANCE HISTORY..........................   51
APPENDIX B - THE GUARANTEED INTEREST ACCOUNT..............   58
APPENDIX C - DEDUCTIONS FOR PREMIUM TAX...................   59

SPECIAL TERMS
-------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The Contract Value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.


FUNDS: The Phoenix Edge Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust and Wanger Advisors Trust.


GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this Prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuities (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."


MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

[diamond] Contracts with a Maturity Date in the first Contract Year--$10,000


MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant anytime (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Home Life Mutual Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.


VAO: The Variable Annuity Operations.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.


VPMO: The Variable Products Mail Operations Division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

                               SUMMARY OF EXPENSES
                                                                                                  NEW YORK INDIVIDUAL CONTRACTS
                                                                                                           ISSUED ON OR
                                                                           INDIVIDUAL CONTRACTS           AFTER 5/1/97

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases....................................             None                       None

Deferred Surrender Charge (as a percentage of amount surrendered)1

    Age of Payment in Complete Years 0-1.............................              6%                         7%
    Age of Payment in Complete Years 1-2.............................              5%                         6%
    Age of Payment in Complete Years 2-3.............................              4%                         5%
    Age of Payment in Complete Years 3-4.............................              3%                         4%
    Age of Payment in Complete Years 4-5.............................              2%                         3%
    Age of Payment in Complete Years 5-6.............................              1%                         2%
    Age of Payment in Complete Years 6 and thereafter................              0%                        N/A
    Age of Payment in Complete Years 6-7.............................             N/A                         1%
    Age of Payment in Complete Years 7 and thereafter................             N/A                         0%

Exchange Fee-- Maximum Allowable Charge Per Exchange.................             $10                        $10


ANNUAL CONTRACT FEE

Maximum..............................................................             $35                        $35



SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

    Mortality and Expense Risk Fees (depending on Contract form)(2)....       1.25% or 1.00%                 1.25%
    Daily Administrative Fee...........................................           None                       .125%
                                                                              -------------                 -------

    Total Separate Account Annual Expenses (depending on Contract form)(2)..  1.25% or 1.00%                1.375%


1 A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
2 The expense risk charge under a contract is either .60% or .85% depending on when the Contract was issued. See "Deductions and Charges--Charges for Mortality and Expense Risks."


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                  OTHER EXPENSES  TOTAL EXPENSES   TOTAL EXPENSES
                           SERIES                        MANAGEMENT   RULE 12B-1      BEFORE          BEFORE           AFTER
                                                            FEES         FEES     REIMBURSEMENT1   REIMBURSEMENT   REIMBURSEMENT2
 ----------------------------------------------------------------------------------------------------------------------------------
 THE PHOENIX EDGE SERIES FUND
 ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                              .75%         N/A           .26%            1.01%           1.01%
 Phoenix-Aberdeen New Asia                                  1.00%         N/A          1.39%            2.39%           1.25%
 Phoenix-Bankers Trust Dow 30                                .35%         N/A          1.40%(4)         1.75%(4)         .50%
 Phoenix-Duff & Phelps Real Estate Securities                .75%         N/A           .56%            1.31%           1.00%
 Phoenix-Engemann Capital Growth                             .62%         N/A           .06%             .68%            .68%
 Phoenix-Engemann Nifty Fifty                                .90%         N/A           .53%            1.43%           1.05%
 Phoenix-Federated U.S. Government Bond                      .60%         N/A          1.70%(4)         2.30%(4)         .75%
 Phoenix-Goodwin Money Market                                .40%         N/A           .17%             .57%            .55%
 Phoenix-Goodwin Multi-Sector Fixed Income                   .50%         N/A           .21%             .71%            .65%
 Phoenix-Hollister Value Equity                              .70%         N/A          1.33%            2.03%            .85%
 Phoenix-J.P. Morgan Research Enhanced Index                 .45%         N/A           .30%             .75%            .55%
 Phoenix-Janus Equity Income                                 .85%         N/A          1.40%(4)         2.25%(4)        1.00%
 Phoenix-Janus Flexible Income                               .80%         N/A          1.65%(4)         2.45%(4)         .95%
 Phoenix-Janus Growth                                        .85%         N/A          1.05%(4)         1.90%(4)        1.00%
 Phoenix-Morgan Stanley Focus Equity                         .85%         N/A          1.30%(4)         2.15%(4)        1.00%
 Phoenix-Oakhurst Balanced                                   .54%         N/A           .16%             .70%            .70%
 Phoenix-Oakhurst Growth and Income                          .70%         N/A           .31%            1.01%            .85%
 Phoenix-Oakhurst Strategic Allocation                       .58%         N/A           .12%             .70%            .70%
 Phoenix-Schafer Mid-Cap Value                              1.05%         N/A          1.53%            2.58%           1.20%
 Phoenix-Seneca Mid-Cap Growth                               .80%         N/A          1.24%            2.04%           1.05%
 Phoenix-Seneca Strategic Theme                              .75%         N/A           .22%             .97%            .97%

 DEUTSCHE ASSET MANAGEMENT VIT FUNDS
 ----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                    .45%         N/A           .69%            1.15%            .65%

 FEDERATED INSURANCE SERIES
 ----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II            .60%         N/A           .24%             .84%            .84%
 Federated High Income Bond Fund II                          .60%         N/A           .19%             .79%            .79%

 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 ----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                        .80%         N/A          1.85%(4)         2.65%(4)        1.15%

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund--Class 26                     .60%        .25%(3)        .19%            1.04%           1.04%
 Templeton Asset Strategy Fund--Class 25,6                   .60%        .25%(3)        .18%            1.03%           1.03%
 Templeton Developing Markets Securities Fund--Class 2(5,6) 1.25%        .25%(3)        .31%            1.81%           1.81%
 Templeton Growth Securities Fund--Class 26                  .83%        .25%(3)        .05%            1.13%           1.13%
 Templeton International Securities Fund--Class 2(5,6)       .69%        .25%(3)        .19%            1.13%           1.13%

 WANGER ADVISORS TRUST
 ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                       1.00%         N/A          2.45%            3.45%           1.45%
 Wanger International Small Cap                             1.25%         N/A           .24%            1.49%           1.49%
 Wanger Twenty                                               .95%         N/A          1.17%            2.12%           1.35%
 Wanger U.S. Small Cap                                       .95%         N/A           .07%            1.02%           1.02%
 ----------------------------------------------------------------------------------------------------------------------------------


1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
2 Reflects the effect of any management fee waivers and reimbursement of expenses.
3 The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
4 These figures are estimates: these series have been available for less than six months as of the date of this prospectus.
5 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
6 The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:



-----------------------------------------------------------------------------------------------------------------------------------
  ESTIMATED ANNUAL EXPENSES FROM  5/1/00             MANAGEMENT FEES    RULE 12B-1 FEES   OTHER EXPENSES   TOTAL OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund - Class 2                 .60%              .25%              .19%                 1.04%
  Templeton Asset Strategy Fund - Class 2                 .60%              .25%              .14%                  .99%
  Templeton Developing Markets Securities
     Fund - Class 2                                      1.25%              .25%              .29%                 1.79%
  Templeton Growth Securities Fund - Class 2              .80%              .25%              .05%                 1.10%
  Templeton International Securities Fund - Class 2       .65%              .25%              .20%                 1.10%

-----------------------------------------------------------------------------------------------------------------------------------

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES (APPLICABLE TO ALL CONTRACTS EXCEPT NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997):
    If you surrender your Contract at the end of the applicable period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS          5 YEARS         10 YEARS
                                                                        ------         -------          -------         --------

Phoenix-Aberdeen International Series...........................        $ 80            $114              $149            $275
Phoenix-Aberdeen New Asia Series................................          93             153               214             403
Phoenix-Bankers Trust Dow 30 Series(2)..........................          87             135               N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............          83             123               164             304
Phoenix-Engemann Capital Growth Series..........................          77             104               133             241
Phoenix-Engemann Nifty Fifty Series.............................          84             126               169             318
Phoenix-Federated U.S. Government Bond Series(2)................          92             151               N/A             N/A
Phoenix-Goodwin Money Market Series.............................          76             101               127             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................          77             105               134             244
Phoenix-Hollister Value Equity Series...........................          89             143               198             371
Phoenix-J.P. Morgan Research Enhanced Index Series.............           77             106               136             248
Phoenix-Janus Equity Income Series(2)...........................          91             149               N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................          93             155               N/A             N/A
Phoenix-Janus Growth Series(2)..................................          88             139               N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................          91             146               N/A             N/A
Phoenix-Oakhurst Balanced Series................................          77             105               134             243
Phoenix-Oakhurst Growth and Income Series.......................          80             114               149             275
Phoenix-Oakhurst Strategic Allocation Series....................          77             105               134             243
Phoenix-Schafer Mid-Cap Value Series............................          95             158               223             419
Phoenix-Seneca Mid-Cap Growth Series............................          90             143               198             372
Phoenix-Seneca Strategic Theme Series...........................          79             113               147             271
EAFE(R)Equity Index Fund(1).....................................          81             118               N/A             N/A
Federated Fund for U.S. Government Securities II1...............          78             109               N/A             N/A
Federated High Income Bond Fund II(1)...........................          78             108               N/A             N/A
Technology Portfolio(2).........................................          95             160               N/A             N/A
Mutual Shares Securities Fund -- Class 2........................          80             115               150             278
Templeton Asset Strategy Fund -- Class 2........................          80             115               150             277
Templeton Developing Markets Securities Fund -- Class 2.........          87             137               188             351
Templeton Growth Securities Fund -- Class 2.....................          81             117               155             287
Templeton International Securities Fund -- Class 2..............          81             117               155             287
Wanger Foreign Forty............................................         103             182               262             489
Wanger International Small Cap..................................          84             128               172             321
Wanger Twenty...................................................          90             146               202             379
Wanger U.S. Small Cap...........................................          80             114               149             276

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 80             $114            $129            $275
Phoenix-Aberdeen New Asia Series................................         93              153             195             403
Phoenix-Bankers Trust Dow 30 Series(2)..........................         87              135             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         83              123             143             304
Phoenix-Engemann Capital Growth Series..........................         77              104             112             241
Phoenix-Engemann Nifty Fifty Series.............................         84              126             149             316
Phoenix-Federated U.S. Government Bond Series(2)................         92              151             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         76              101             106             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         77              105             113             244
Phoenix-Hollister Value Equity Series...........................         89              143             178             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         77              106             115             248
Phoenix-Janus Equity Income Series(2)...........................         91              149             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         93              155             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         88              139             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         91              146             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         77              105             113             243
Phoenix-Oakhurst Growth and Income Series.......................         80              114             129             275
Phoenix-Oakhurst Strategic Allocation Series....................         77              105             113             243
Phoenix-Schafer Mid-Cap Value Series............................         95              158             204             419
Phoenix-Seneca Mid-Cap Growth Series............................         90              143             179             372
Phoenix-Seneca Strategic Theme Series...........................         79              113             127             271
EAFE(R)Equity Index Fund(1).....................................         81              118             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         78              109             N/A             N/A
Federated High Income Bond Fund II(1)...........................         78              108             N/A             N/A
Technology Portfolio(2).........................................         95              160             N/A             N/A
Mutual Shares Securities Fund -- Class 2........................         80              115             130             278
Templeton Asset Strategy Fund -- Class 2........................         80              115             130             277
Templeton Developing Markets Securities Fund -- Class 2.........         87              137             168             351
Templeton Growth Securities Fund -- Class 2.....................         81              117             135             287
Templeton International Securities Fund -- Class 2..............         81              117             135             287
Wanger Foreign Forty............................................        103              182             243             489
Wanger International Small Cap..................................         84              128             152             321
Wanger Twenty...................................................         90              146             183             379
Wanger U.S. Small Cap...........................................         80              114             129             276

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 24             $ 75            $129            $275
Phoenix-Aberdeen New Asia Series................................         38              116             195             403
Phoenix-Bankers Trust Dow 30 Series(2)..........................         32               97             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         27               84             143             304
Phoenix-Engemann Capital Growth Series..........................         21               65             112             241
Phoenix-Engemann Nifty Fifty Series.............................         29               88             149             316
Phoenix-Federated U.S. Government Bond Series(2)................         37              113             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         20               62             106             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         21               66             113             244
Phoenix-Hollister Value Equity Series...........................         35              105             178             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         22               67             115             248
Phoenix-Janus Equity Income Series(2)...........................         37              112             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         39              118             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         33              102             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         36              109             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         21               66             113             243
Phoenix-Oakhurst Growth and Income Series.......................         24               75             129             275
Phoenix-Oakhurst Strategic Allocation Series....................         21               66             113             243
Phoenix-Schafer Mid-Cap Value Series............................         40              121             204             419
Phoenix-Seneca Mid-Cap Growth Series............................         35              106             179             372
Phoenix-Seneca Strategic Theme Series...........................         24               74             127             271
EAFE(R)Equity Index Fund(1)......................................        26               79             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         23               70             N/A             N/A
Federated High Income Bond Fund II(1)...........................         22               69             N/A             N/A
Technology Portfolio(2).........................................         41              123             N/A             N/A
Mutual Shares Securities Fund -- Class 2.........................        25               76             130             278
Templeton Asset Strategy Fund -- Class 2.........................        25               76             130             277
Templeton Developing Markets Securities Fund -- Class 2..........        32               99             168             351
Templeton Growth Securities Fund -- Class 2......................        26               79             135             287
Templeton International Securities Fund -- Class 2...............        26               79             135             287
Wanger Foreign Forty............................................         49              146             243             489
Wanger International Small Cap..................................         29               89             152             321
Wanger Twenty...................................................         35              108             183             379
Wanger U.S. Small Cap...........................................         25               75             129             276
-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.


    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.


    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

EXAMPLES--THE INFORMATION INCLUDED IN THESE EXAMPLES APPLIES TO NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:
    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                                                      ------          -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 88            $122            $159             $281
Phoenix-Aberdeen New Asia Series................................        102             163             225              408
Phoenix-Bankers Trust Dow 30 Series(2)..........................         95             144             N/A              N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         91             131             174              310
Phoenix-Engemann Capital Growth Series..........................         85             112             142              248
Phoenix-Engemann Nifty Fifty Series.............................         92             135             180              322
Phoenix-Federated U.S. Government Bond Series(2)................        101             160             N/A              N/A
Phoenix-Goodwin Money Market Series.............................         84             109             137              236
Phoenix-Goodwin Multi-Sector Fixed Income Series................         85             113             144              251
Phoenix-Hollister Value Equity Series...........................         98             152             208              377
Phoenix-J.P. Morgan Research Enhanced Index Series..............         85             114             146              255
Phoenix-Janus Equity Income Series(2)...........................        100             159             N/A              N/A
Phoenix-Janus Flexible Income Series(2).........................        102             164             N/A              N/A
Phoenix-Janus Growth Series(2)..................................         97             148             N/A              N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         99             156             N/A              N/A
Phoenix-Oakhurst Balanced Series................................         85             113             143              250
Phoenix-Oakhurst Growth and Income Series.......................         88             122             159              281
Phoenix-Oakhurst Strategic Allocation Series....................         85             113             143              250
Phoenix-Schafer Mid-Cap Value Series............................        104             168             234              424
Phoenix-Seneca Mid-Cap Growth Series............................         98             153             209              378
Phoenix-Seneca Strategic Theme Series...........................         88             121             157              277
EAFE(R)Equity Index Fund(1).....................................         89             126             N/A              N/A
Federated Fund for U.S. Government Securities II1...............         86             117             N/A              N/A
Federated High Income Bond Fund II(1)...........................         86             115             N/A              N/A
Technology Portfolio(2).........................................        104             170             N/A              N/A
Mutual Shares Securities Fund -- Class 2........................         88             123             160              284
Templeton Asset Strategy Fund -- Class 2........................         88             123             160              283
Templeton Developing Markets Securities Fund -- Class 2.........         96             146             198              357
Templeton Growth Securities Fund -- Class 2.....................         89             126             165              293
Templeton International Securities Fun -- Class 2...............         89             126             165              293
Wanger Foreign Forty............................................        112             193             273              494
Wanger International Small Cap..................................         93             136             182              328
Wanger Twenty...................................................         99             155             213              385
Wanger U.S. Small Cap...........................................         88             122             159              282

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you annuitize your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 88             $122            $132            $281
Phoenix-Aberdeen New Asia Series................................        102              163             198             408
Phoenix-Bankers Trust Dow 30 Series(2)..........................         95              144             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         91              131             147             310
Phoenix-Engemann Capital Growth Series..........................         85              112             115             248
Phoenix-Engemann Nifty Fifty Series.............................         92              135             153             322
Phoenix-Federated U.S. Government Bond Series(2)................        101              160             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         84              109             110             236
Phoenix-Goodwin Multi-Sector Fixed Income Series................         85              113             117             251
Phoenix-Hollister Value Equity Series...........................         98              152             181             377
Phoenix-J.P. Morgan Research Enhanced Index Series..............         85              114             119             255
Phoenix-Janus Equity Income Series(2)...........................        100              159             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................        102              164             N/A             N/A
Phoenix-Janus Growth Series2....................................         97              148             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         99              156             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         85              113             116             250
Phoenix-Oakhurst Growth and Income Series.......................         88              122             132             281
Phoenix-Oakhurst Strategic Allocation Series....................         85              113             116             250
Phoenix-Schafer Mid-Cap Value Series............................        104              168             207             424
Phoenix-Seneca Mid-Cap Growth Series............................         98              153             182             378
Phoenix-Seneca Strategic Theme Series...........................         88              121             130             277
EAFE(R)Equity Index Fund1.......................................         89              126             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         86              117             N/A             N/A
Federated High Income Bond Fund II(1)...........................         86              115             N/A             N/A
Technology Portfolio(2).........................................        104              170             N/A             N/A
Mutual Shares Securities Fund -- Class 2........................        88              123             133             284
Templeton Asset Strategy Fund -- Class 2........................         88              123             133             283
Templeton Developing Markets Securities Fund -- Class 2.........         96              146             171             357
Templeton Growth Securities Fund -- Class 2.....................         89              126             138             293
Templeton International Securities Fund -- Class 2..............         89              126             138             293
Wanger Foreign Forty............................................        112              193             246             494
Wanger International Small Cap..................................         93              136             155             328
Wanger Twenty...................................................         99              155             186             385
Wanger U.S. Small Cap...........................................         88              122             132             282

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.

    If you do not surrender your Contract: You would pay the following expense on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 25             $ 77            $132            $281
Phoenix-Aberdeen New Asia Series................................         39              118             198             408
Phoenix-Bankers Trust Dow 30 Series(2)..........................         32               99             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         28               86             147             310
Phoenix-Engemann Capital Growth Series..........................         22               67             115             248
Phoenix-Engemann Nifty Fifty Series.............................         29               90             153             322
Phoenix-Federated U.S. Government Bond Series(2)................         38              115             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         21               64             110             236
Phoenix-Goodwin Multi-Sector Fixed Income Series................         22               68             117             251
Phoenix-Hollister Value Equity Series...........................         35              107             181             377
Phoenix-J.P. Morgan Research Enhanced Index Series..............         22               69             119             255
Phoenix-Janus Equity Income Series(2)...........................         37              114             N/A             N/A
Phoenix-Janus Flexible Income Series(2).........................         39              119             N/A             N/A
Phoenix-Janus Growth Series(2)..................................         34              103             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series(2)...................         36              111             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         22               68             116             250
Phoenix-Oakhurst Growth and Income Series.......................         25               77             132             281
Phoenix-Oakhurst Strategic Allocation Series....................         22               68             116             250
Phoenix-Schafer Mid-Cap Value Series............................         41              123             207             424
Phoenix-Seneca Mid-Cap Growth Series............................         35              108             182             378
Phoenix-Seneca Strategic Theme Series...........................         25               76             130             277
EAFE(R)Equity Index Fund(1).....................................         26               81             N/A             N/A
Federated Fund for U.S. Government Securities II(1).............         23               72             N/A             N/A
Federated High Income Bond Fund II(1)...........................         23               70             N/A             N/A
Technology Portfolio(2).........................................         41              125             N/A             N/A
Mutual Shares Securities Fund -- Class 2........................         25               78             133             284
Templeton Asset Strategy Fund -- Class 2........................         25               78             133             283
Templeton Developing Markets Securities Fund -- Class 2.........         33              101             171             357
Templeton Growth Securities Fund -- Class 2.....................         26               81             138             293
Templeton International Securities Fund -- Class 2..............         26               81             138             293
Wanger Foreign Forty............................................         49              148             246             494
Wanger International Small Cap..................................         30               91             155             328
Wanger Twenty...................................................         36              110             186             385
Wanger U.S. Small Cap...........................................         25               77             132             282

-----------------------------------------------------------------------------------------------------------------------------------

1 Inclusion of this Subaccount began on July 15, 1999.
2 Inclusion of this Subaccount began on December 20, 1999.



    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.


    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will control.


OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the Maturity Date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the Subaccounts, and the GIA.

[diamond] Transfers between the Subaccounts and into the GIA can be made anytime.
          Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The Contract Value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the Contract anytime for its Contract Value less any applicable surrender charge and premium tax.

[diamond] During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond] No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

INDIVIDUAL & GROUP CONTRACTS:
==============================================================
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in
Complete Years        0    1     2     3     4     5     6
==============================================================
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

==============================================================
Percent              7%   6%   5%   4%    3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in
Complete Years        0    1    2    3    4     5    6   7+
==============================================================

          o The total deferred surrender charges on a Contract will never exceed 9% of the total payments.

          See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. Applies to Individual
          Contracts issued in New York on or after May 1, 1997. See "New York Individual Contracts Issued On or After May 1, 1997--Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contact Value upon annuitization.

          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

    For all Contracts except New York Individual Contracts issued on or after May 1, 1997.


    The following tables show how the value of one unit of each Subaccount changed during each of the years through to 1999. As you will note, not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.


    Following are financial highlights for Individual and Group Contracts for the periods indicated.

                                                             PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                                                                              FROM
                                                                 YEAR ENDED DECEMBER 31,                                   INCEPTION
                                                                                                                           5/1/90 TO
                                   1999       1998      1997      1996      1995      1994      1993      1992      1991    12/31/90
                                   ----       ----      ----      ----      ----      ----      ----      ----      ----    --------
Unit value, beginning of        $2.270606  $1.792595 $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543 $1.000000
period.......................
Unit value, end of period ...   $2.911475  $2.270606 $1.792595 $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543
                                =========  ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)........................       2,159      2,641     2,998     3,337     3,762     5,926     3,309     1,401       816       490



                                                              PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                            VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                                                                             FROM
                                                                  YEAR ENDED DECEMBER 31,                                  INCEPTION
                                                                                                                           5/1/90 TO
                                   1999       1998      1997     1996      1995      1994      1993      1992      1991    12/31/90
                                   ----       ----      ----     ----      ----      ----      ----      ----      ----    --------
Unit value, beginning of period. $2.222864 $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158 $1.000000
Unit value, end of period ...... $2.843210 $2.222864 $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)...........................    55,670    65,866    76,704   80,535     78,985   88,400     39,929   12,307     4,364     1,616



                                                                                    PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                                                    VA1
                                                                         -----------------------------------------------------------

                                                                                                                          FROM
                                                                                   YEAR ENDED DECEMBER 31,             INCEPTION
                                                                                   -----------------------             9/17/96 TO
                                                                             1999           1998           1997         12/31/96
                                                                             ----           ----           ----         --------
Unit value, beginning of period.........................................  $0.636069      $0.667590      $0.997626     $1.000000
Unit value, end of period...............................................  $0.943998      $0.636069      $0.667590     $0.997626
                                                                          =========      =========      =========     =========
Number of units outstanding (000).......................................       47.9            186            223           395



                                                                                    PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                                               VA2, VA3 & GSE
                                                                         -----------------------------------------------------------

                                                                                                                          FROM
                                                                                   YEAR ENDED DECEMBER 31,             INCEPTION
                                                                                   -----------------------             9/17/96 TO
                                                                             1999           1998           1997         12/31/96
                                                                             ----           ----           ----         --------
Unit value, beginning of period.........................................  $0.628739      $0.666233      $0.998026     $1.000000
Unit value, end of period...............................................  $0.937477      $0.628739      $0.666233     $0.998026
                                                                          =========      =========      =========     =========
Number of units outstanding (000).......................................      9,185          8,543          9,542         8,125





                                                                                           PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT
                                                                                                  VA1             VA2, VA3 & GSE
                                                                                          --------------------  --------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                               12/15/99 TO 12/31/99
                                                                                                               --------------------
 Unit value, beginning of period.......................................................          $--                $1.000000
 Unit value, end of period.............................................................          $--                $1.024638
                                                                                                 ===                =========
 Number of units outstanding (000).....................................................           --                    5,011


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                                                           VA1
                                                               -----------------------------------------------------------

                                                                                                                        FROM
                                                                         YEAR ENDED DECEMBER 31,                      INCEPTION
                                                                         ------------------------                     5/1/95 TO
                                                             1999           1998           1997           1996         12/31/95
                                                             ----           ----           ----           ----         --------
 Unit value, beginning of period.......................   $1.435700      $1.840367      $1.522792      $1.155453      $1.000000
 Unit value, end of period.............................   $1.489341      $1.435700      $1.840367      $1.522792      $1.155453
                                                          =========      =========      =========      =========      =========
 Number of units outstanding (000).....................         128            282            405            189             34



                                                                 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                                                       VA2, VA3 & GSE
                                                               -------------------------------------------------------------

                                                                                                                        FROM
                                                                          YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                          -----------------------                      5/1/95 TO
                                                             1999           1998           1997           1996         12/31/95
                                                             ----           ----           ----           ----         --------
 Unit value, beginning of period.......................   $1.440674      $1.851492      $1.535829      $1.168262      $1.000000
 Unit value, end of period.............................   $1.490835      $1.440674      $1.851492      $1.535829      $1.168262
                                                          =========      =========      =========      =========      =========
 Number of units outstanding (000).....................       8,408         14,027         19,835         12,614          7,009


                                                            PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
                                                                                VA1
                                ----------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------

                                   1999      1998      1997      1996      1995     1994      1993      1992      1991      1990
                                   ----      ----      ----      ----      ----     ----      ----      ----      ----      ----
Unit value, beginning of
period........................$14.231978 $11.055774  $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255
Unit value, end of period.....$18.273184 $14.231978 $11.055774 $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821
                              ========== ========== ========== ========= ========= ========== ======== ========= ========= =========
Number of units outstanding
(000)..........................    4,718      5,404      6,273     7,215     8,153     8,351     8,671     8,652     7,280    6,658


                                                            PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
                                                                          VA2, VA3 & GSE
                                 --------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------

                                     1999     1998      1997      1996      1995      1994     1993      1992      1991      1990
                                     ----     ----      ----      ----      ----      ----     ----      ----      ----      ----
Unit value, beginning of
period....................... $13.819193 $10.762048  $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325
Unit value, end of period.... $17.699170 $13.819193 $10.762048 $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659
                              ========== ========== ========== ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)........................     70,239     83,410     97,099   100,883    94,344    76,226    52,751    29,531    12,343     4,415



                                                                             PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
                                                                           VA1                            VA2, VA3 & GSE
                                                            ----------------------------------- -----------------------------------
                                                                                   FROM                                FROM
                                                                                 INCEPTION                           INCEPTION

                                                               YEAR ENDED       3/10/98 TO         YEAR ENDED       3/3/98 TO
                                                                12/31/99         12/31/98           12/31/99         12/31/98
                                                                --------         --------           --------         --------
 Unit value, beginning of period............................   $1.248784        $1.000000          $1.249645        $1.000000
 Unit value, end of period..................................   $1.634039        $1.248784          $1.631212        $1.249645
                                                               =========        =========          =========        =========
 Number of units outstanding (000)..........................         461              171             13,262            4,459



                                                                                           PHOENIX-FEDERATED U.S. GOVERNMENT BOND
                                                                                                         SUBACCOUNT
                                                                                                  VA1             VA2, VA3 & GSE
                                                                                          --------------------  -------------------
                                                                                                                      FROM
                                                                                                                    INCEPTION
                                                                                                                  12/15/99 TO
                                                                                                                    12/31/99
                                                                                                                    --------
 Unit value, beginning of period.......................................................          $--               $1.000000
 Unit value, end of period.............................................................          $--               $0.984758
                                                                                                 ===               =========
 Number of units outstanding (000).....................................................           --                  $5,068


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                                VA1
                                 --------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                   1999      1998      1997      1996      1995     1994      1993      1992      1991      1990
                                   ----      ----      ----      ----      ----     ----      ----      ----      ----      ----
Unit value, beginning of period. $2.304138 $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595
Unit value, end of period....... $2.391174 $2.304138 $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number   of  units   outstanding     3,253     2,845     2,264     3,460     3,457     4,649     4,617     8,601    10,289    13,110
(000)..........................



                                                             PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                          VA2, VA3 & GSE
                                ---------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                   1999      1998      1997      1996     1995      1994      1993      1992      1991     1990
                                   ----      ----      ----      ----     ----      ----      ----      ----      ----     ----
Unit value, beginning of period.$2.236763 $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305
Unit value, end of period ..... $2.315589 $2.236763 $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328
                                ========= ========= ========= ========= ================== ========= ========= ========= =========
Number   of  units   outstanding   39,832    34,700    32,025    40,530    37,026    38,007    30,143    27,132    15,331     8,723
(000)..........................



                                                       PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                                VA1
                                 --------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                    1999     1998      1997      1996      1995      1994      1993     1992      1991      1990
                                    ----     ----      ----      ----      ----      ----      ----     ----      ----      ----
Unit value, beginning of  period $3.925373 $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888
Unit  value, end of period.....  $4.098383 $3.925373 $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)..........................      1,723     2,315     3,556     4,114     4,418     4,839     5,798     5,539     5,541     5,085



                                                       PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                          VA2, VA3 & GSE
                                 --------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                   1999      1998      1997      1996     1995      1994      1993      1992      1991     1990
                                   ----      ----      ----      ----     ----      ----      ----      ----      ----     ----
Unit value, beginning of period. $3.812622 $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705 $1.900136
Unit value, end of period......  $3.970787 $3.812622 $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705
                                 ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding         19,760    25,246    29,600    27,079    25,435    20,608    19,839    10,612     3,480     1,438
(000)..........................



                                                                            PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
                                                                            VA1                            VA2, VA3 & GSE
                                                              ---------------------------------  -----------------------------------
                                                                                     FROM                              FROM
                                                                 YEAR ENDED        INCEPTION       YEAR ENDED        INCEPTION
                                                                  12/31/99    5/21/98 TO 12/31/98   12/31/99     3/3/98 TO 12/31/98
                                                                  --------    -------------------   --------     ------------------
Unit value, beginning of period...............................   $1.039906      $1.000000          $1.096514         $1.000000
Unit value, end of period.....................................   $1.280124      $1.039906          $1.346464         $1.096514
                                                                 =========      =========          =========         =========
Number of units outstanding (000).............................        57.6             31              5,131             4,715

                                                                      PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                           VA1                            VA2, VA3 & GSE
                                                            ----------------------------------- ------------------------------------
                                                                                      FROM                                 FROM
                                                           YEAR ENDED DECEMBER 31,  INCEPTION    YEAR ENDED DECEMBER 31  INCEPTION
                                                            --------------------    7/15/97 TO   ----------------------- 7/15/97 TO
                                                               1999       1998       12/31/97        1999       1998      12/31/97
                                                               ----       ----      --------         ----       ----      --------
Unit value, beginning of period.............................$1.329762  $1.019907   $1.000000     $1.368460  $1.052252   $1.000000
Unit value, end of period...................................$1.564506  $1.329762   $1.019907     $1.605989  $1.368460   $1.052252
                                                            =========  =========   =========     =========  =========   =========
Number of units outstanding (000)...........................    1,082      1,139         600        22,357     18,649      22,856


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                                   PHOENIX-JANUS EQUITY INCOME
                                                                                                          SUBACCOUNT
                                                                                                  VA1             VA2, VA3 & GSE
                                                                                         --------------------  -------------------
                                                                                                                      FROM
                                                                                                                    INCEPTION
                                                                                                                  12/15/99 TO
                                                                                                                    12/31/99
                                                                                                                    --------
 Unit value, beginning of period.......................................................          $  --               $1.000000
 Unit value, end of period.............................................................          $  --               $1.058026
                                                                                                 =====               =========
 Number of units outstanding (000).....................................................             --                   2,009


                                                                                                PHOENIX-JANUS FLEXIBLE INCOME
                                                                                                          SUBACCOUNT
                                                                                                  VA1             VA2, VA3 & GSE
                                                                                           --------------------  -------------------

                                                                                                                      FROM
                                                                                                                    INCEPTION
                                                                                                                  12/20/99 TO
                                                                                                                    12/31/99
                                                                                                                    --------
 Unit value, beginning of period.......................................................          $  --              $1.000000
 Unit value, end of period.............................................................          $  --              $0.999690
                                                                                                 =====              =========
 Number of units outstanding (000).....................................................             --                 5,000


                                                                                                    PHOENIX-JANUS GROWTH
                                                                                                         SUBACCOUNT
                                                                                                  VA1             VA2, VA3 & GSE
                                                                                          --------------------  -------------------

                                                                                                 FROM                 FROM
                                                                                              INCEPTION             INCEPTION
                                                                                             12/28/99 TO           12/15/99 TO
                                                                                              12/31/99              12/31/99
                                                                                              --------              --------
 Unit value, beginning of period.......................................................       $1.000000            $1.000000
 Unit value, end of period.............................................................       $1.012270            $1.059424
                                                                                              =========            =========
 Number of units outstanding (000).....................................................            61.9                2,189


                                                                                            PHOENIX-MORGAN STANLEY FOCUS EQUITY
                                                                                                         SUBACCOUNT
                                                                                                  VA1             VA2, VA3 & GSE
                                                                                      --------------------  -------------------

                                                                                                                      FROM
                                                                                                                    INCEPTION
                                                                                                                  12/15/99 TO
                                                                                                                    12/31/99
                                                                                                                    --------
 Unit value, beginning of period.......................................................          $  --              $1.000000
 Unit value, end of period.............................................................          $  --              $1.062542
                                                                                                 =====              =========
 Number of units outstanding (000).....................................................             --                  5,004



                                                                               PHOENIX-OAKHURST BALANCED SUBACCOUNT
                                                                                               VA1
                                                                --------------------------------------------------------------------


                                                                           YEAR ENDED DECEMBER 31,                          FROM
                                                                           -----------------------                        INCEPTION
                                                       1999      1998     1997      1996      1995      1994     1993      12/31/92
                                                       ----      ----     ----      ----      ----      ----     ----      --------
 Unit value, beginning of period....................$2.068143 $1.755101 $1.503025 $1.373104 $1.124370 $1.168840 $1.086965 $1.000000
 Unit value, end of period..........................$2.284634 $2.068143 $1.755101 $1.503025 $1.373104 $1.124370 $1.168840 $1.086965
                                                    ========= ========= ========= ========= ========= ========= ========= =========
 Number of units outstanding (000)................    2,515     2,588     2,885     3,271     4,027     4,732     5,601     3,283


                                                                         PHOENIX-OAKHURST BALANCED SUBACCOUNT
                                                                                    VA2, VA3 & GSE

                                                                          YEAR ENDED DECEMBER 31,                            FROM
                                                                          -----------------------                          INCEPTION
                                                                                                                           5/1/92 TO
                                                      1999      1998      1997      1996      1995      1994      1993     12/31/92
                                                      ----      ----      ----      ----      ----      ----      ----     --------
 Unit value, beginning of period................... $2.034127 $1.730535 $1.485649 $1.360620 $1.116862 $1.163951 $1.085113 $1.000000
 Unit value, end of period......................... $2.241456 $2.034127 $1.730535 $1.485649 $1.360620 $1.116862 $1.163951 $1.085113
                                                    ========= ========= ========  ========= ========= ========= ========= =========
 Number of units outstanding (000).................    83,532   99,624    110,735   118,572   126,919   130,797   123,929   39,740



                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
                                                                                VA1                         VA2, VA3 & GSE
                                                              --------------------------------  -----------------------------------

                                                                 YEAR ENDED         FROM                                FROM
                                                                                 INCEPTION        YEAR ENDED        INCEPTION
                                                                  12/31/99   3/4/98 TO 12/31/98    12/31/99      3/3/98 TO 12/31/98
                                                                  --------   ------------------    --------      -----------------
Unit value, beginning of period...............................   $1.194641       $1.000000         $1.192258         $1.000000
Unit value, end of period.....................................   $1.384011       $1.194641         $1.377806         $1.192258
                                                                 =========       =========         =========         =========
Number of units outstanding (000).............................       1,146             429            23,888            16,396



                                                          PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
                                                                                VA1
                                 ---------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------
                                   1999      1998      1997      1996     1995      1994      1993      1992      1991      1990
                                   ----      ----      ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of period $5.434874 $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058
Unit value, end of period...... $5.986968 $5.434874 $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109
                                ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding       10,148    11,665    13,378    15,341    18,038    19,981    23,027    23,424    22,916    22,667
(000)..........................



                                                          PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
                                                                           VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------
                                   1999     1998      1997      1996      1995      1994      1993      1992      1991      1990
                                   ----     ----      ----      ----      ----      ----      ----      ----      ----      ----
Unit value, beginning of period $5.274814 $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604
Unit value, end of period...... $5.796169 $5.274814 $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067
                                ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding       45,169    55,361    64,407    69,901    73,165    68,860    53,869    30,431    13,524    7,031
(000)..........................



                                                                             PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
                                                                           VA1                           VA2, VA3 & GSE
                                                               --------------------------------    --------------------------------

                                                                                   FROM                                FROM
                                                                 YEAR ENDED      INCEPTION         YEAR ENDED        INCEPTION
                                                                  12/31/99   3/17/98 TO 12/31/98    12/31/99     3/3/98 TO 12/31/98
                                                                  --------   -------------------    --------     -------------------
 Unit value, beginning of period..............................   $0.858489       $1.000000          $0.877027         $1.000000
 Unit value, end of period....................................   $0.762501       $0.858489          $0.777014         $0.877027
                                                                 =========       =========          =========         =========
 Number of units outstanding (000)............................        56.2              96              4,324             4,559



                                                                             PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
                                                                           VA1                           VA2, VA3 & GSE
                                                               --------------------------------    --------------------------------

                                                                                    FROM                                FROM
                                                                 YEAR ENDED      INCEPTION        YEAR ENDED           INCEPTION
                                                                  12/31/99  4/16/98 TO 12/31/98    12/31/99      3/3/98 TO 12/31/98
                                                                  --------  -------------------    --------      ------------------

Unit value, beginning of period...............................    $1.087509      $1.000000          $1.204999         $1.000000
Unit value, end of period.....................................    $1.568195      $1.087509          $1.733321         $1.204999
                                                                  =========      =========          =========         =========
Number of units outstanding (000).............................          199             43              5,256             3,535



                                                                            PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
                                                                                               VA1
                                                               -------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,                   FROM
                                                                             ----------------------                  INCEPTION
                                                                     1999          1998               1997      1/29/96 TO 12/31/96
                                                                     ----          ----               ----     --------------------
Unit value, beginning of period.............................      $1.805131      $1.259897          $1.086084        $1.000000
Unit value, end of period...................................      $2.770376      $1.805131          $1.259897        $1.086084
                                                                  =========      =========          =========        =========
Number of units outstanding (000)...........................         $1,023            479                737              621




                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
                                                                                          VA2, VA3 & GSE
                                                               --------------------------------------------------------------------

                                                                                                                        FROM
                                                                            YEAR ENDED DECEMBER 31,                  INCEPTION
                                                                            -----------------------                  1/29/96 TO
                                                                     1999             1998             1997           12/31/96
                                                                     ----             ----             ----           --------
 Unit value, beginning of period............................      $1.804159        $1.262435        $1.090843        $1.000000
 Unit value, end of period..................................      $2.761966        $1.804159        $1.262435        $1.090843
                                                                  =========        =========        =========        =========
 Number of units outstanding (000)..........................         25,471           21,470           23,027           17,311




                                                                                             EAFE(R) EQUITY INDEX FUND SUBACCOUNT
                                                                                                  VA1              VA2, VA3 & GSE
                                                                                          --------------------    ------------------
                                                                                                FROM                   FROM
                                                                                              INCEPTION              INCEPTION
                                                                                         9/23/99 TO 12/31/99     8/5/99 TO 12/31/99
                                                                                         -------------------     ------------------
 Unit value, beginning of period.......................................................       $1.000000             $1.000000
 Unit value, end of period.............................................................       $1.176884             $1.215511
                                                                                              =========             =========
 Number of units outstanding (000).....................................................            21.6                   173

                                                                                             FEDERATED FUND FOR U.S. GOVERNMENT
                                                                                                  SECURITIES II SUBACCOUNT
                                                                                                  VA1              VA2, VA3 & GSE
                                                                                          --------------------    ------------------
                                                                                                                        FROM
                                                                                                                     INCEPTION
                                                                                                               12/15/99 TO 12/31/99
                                                                                                               --------------------

 Unit value, beginning of period.......................................................          $  --              $1.000000
 Unit value, end of period.............................................................          $  --              $0.993510
                                                                                                 =====              =========
 Number of units outstanding (000).....................................................             --                  1,802


                                                                                             FEDERATED HIGH INCOME BOND FUND II
                                                                                                         SUBACCOUNT
                                                                                                  VA1              VA2, VA3 & GSE
                                                                                         --------------------    ------------------
                                                                                                 FROM                   FROM
                                                                                              INCEPTION              INCEPTION
                                                                                         12/20/99 TO 12/31/99  12/15/99 TO 12/31/99
                                                                                         --------------------  --------------------

 Unit value, beginning of period.......................................................          $  --              $1.000000
 Unit value, end of period.............................................................          $  --              $1.007259
                                                                                                 =====              =========
 Number of units outstanding (000).....................................................             --                    161


                                                                                                    TECHNOLOGY SUBACCOUNT
                                                                                                  VA1              VA2, VA3 & GSE
                                                                                        --------------------   -------------------

                                                                                                FROM                   FROM
                                                                                              INCEPTION              INCEPTION
                                                                                         12/24/99 TO 12/31/99  12/20/99 TO 12/31/99
                                                                                         --------------------  --------------------

 Unit value, beginning of period.......................................................       $1.000000             $1.000000
 Unit value, end of period.............................................................       $1.031446             $1.074255
                                                                                              =========             =========
 Number of units outstanding (000).....................................................             163                   183


                                                                                MUTUAL SHARES SECURITIES SUBACCOUNT
                                                                             VA1                          VA2, VA3 & GSE
                                                              ----------------------------------  ---------------------------------
                                                                                                                        FROM
                                                                                                                      INCEPTION
                                                                     1999                              1999        11/11/98 TO 1999
                                                                     ----                              ----        ---------------
 Unit value, beginning of period..............................      $  --           $  --            $1.014614        $1.000000
 Unit value, end of period....................................      $  --           $  --            $1.095211        $1.014614
                                                                    =====           =====            =========        =========
 Number of units outstanding (000)............................         --              --                  399              124


                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                     TEMPLETON ASSET STRATEGY SUBACCOUNT
                                                              VA1                                     VA2, VA3 & GSE
                                          -------------------------------------------- --------------------------------------------

                                                                             FROM                                        FROM
                                              YEAR ENDED DECEMBER 31,     INCEPTION       YEAR ENDED DECEMBER 31,      INCEPTION
                                              ----------------------      6/2/97 TO      -----------------------       5/2/97 TO
                                                1999           1998        12/31/97          1999          1998        12/31/97
                                                ----           ----        --------          ----          ----        --------
 Unit value, beginning of period...........  $1.084915      $1.032795     $1.000000       $1.127724     $1.076228      $1.000000
 Unit value, end of period.................  $1.316383      $1.084915     $1.032795       $1.364926     $1.127724      $1.076228
                                             =========      =========     =========       =========     =========      =========
 Number of units outstanding (000).........        128            131           152           3,646         4,579          4,254


                                                              TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
                                                              VA1                                     VA2, VA3 & GSE
                                          -------------------------------------------- --------------------------------------------

                                                                             FROM                                        FROM
                                              YEAR ENDED DECEMBER 31,     INCEPTION       YEAR ENDED DECEMBER 31,      INCEPTION
                                              -----------------------     5/15/97 TO      -----------------------      5/1/97 TO
                                                1999           1998        12/31/97          1999          1998        12/31/97
                                                ----           ----        --------          ----          ----        --------

 Unit value, beginning of period...........  $0.528457      $0.676043     $1.000000       $0.519642     $0.666465      $1.000000
 Unit value, end of period.................  $0.802082      $0.528457     $0.676043       $0.786765     $0.519642      $0.666465
                                             =========      =========     =========       =========     =========      =========
 Number of units outstanding (000).........        721            711           718           5,109         4,248          4,166



                                                                    TEMPLETON GROWTH SECURITIES SUBACCOUNT
                                                              VA1                                     VA2, VA3 & GSE
                                          -------------------------------------------- --------------------------------------------

                                                                             FROM                                         FROM
                                              YEAR ENDED DECEMBER 31,     INCEPTION       YEAR ENDED DECEMBER 31,      INCEPTION
                                              -----------------------     5/1/97 TO      -----------------------       5/1/97 TO
                                                1999          1998         12/31/97          1999          1998        12/31/97
                                                ----          ----         --------          ----          ----        --------

 Unit value, beginning of period...........  $1.063450      $1.063678     $1.000000       $1.059457     $1.062244      $1.000000
 Unit value, end of period.................  $1.356090      $1.063450     $1.063678       $1.347698     $1.059457      $1.062244
                                             =========      =========     =========       =========     =========      =========
 Number of units outstanding (000).........       47.8            123           116           5,173         7,999          7,841

                                                                 TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
                                                              VA1                                     VA2, VA3 & GSE
                                          -------------------------------------------- --------------------------------------------

                                                                             FROM                                         FROM
                                              YEAR ENDED DECEMBER 31,     INCEPTION       YEAR ENDED DECEMBER 31,      INCEPTION
                                              -----------------------     7/2/97 TO       -----------------------      5/5/97 TO
                                                1999           1998        12/31/97          1999          1998        12/31/97
                                                ----           ----        --------          ----          ----        --------
 Unit value, beginning of period...........  $1.051797      $0.973941     $1.000000       $1.158804     $1.075966      $1.000000
 Unit value, end of period.................  $1.283429      $1.051797     $0.973941       $1.410387     $1.158804      $1.075966
                                             =========      =========     =========       =========     =========      =========
 Number of units outstanding (000).........        201            211           144           6,232         7,109          6,907


                                                                                               WANGER FOREIGN FORTY SUBACCOUNT
                                                                                                  VA1              VA2, VA3 & GSE
                                                                                          --------------------   -------------------

                                                                                                                       FROM
                                                                                                                     INCEPTION
                                                                                                                2/1/99 TO 12/31/99
 Unit value, beginning of period.......................................................        $  --                $1.000000
 Unit value, end of period.............................................................        $  --                $1.818890
                                                                                               =====                =========
 Number of units outstanding (000).....................................................           --                    1,308



                                                                         WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                                                            VA1
                                                           -------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,                   FROM
                                                                             -----------------------                  INCEPTION
                                                                                                                      5/1/95 TO
                                                               1999          1998           1997          1996        12/31/95
                                                               ----          ----           ----          ----        ---------
Unit value, beginning of period.........................   $1.820651      $1.580723     $1.620307      $1.239576     $1.000000
Unit value, end of period...............................   $4.082806      $1.820651     $1.580723      $1.620307     $1.239576
                                                           =========      =========     =========      =========     =========
Number of units outstanding (000).......................       1,216          1,320         1,630          1,632           194


                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                                                      VA2, VA3 & GSE
                                                            -----------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,                       FROM
                                                                           -----------------------                    INCEPTION
                                                                                                                      5/1/95 TO
                                                               1999          1998           1997          1996         12/31/95
                                                               ----          ----           ----          ----         --------
Unit value, beginning of period.........................   $1.945673      $1.693453     $1.740203      $1.334598     $1.000000
Unit value, end of period...............................   $4.352708      $1.945673     $1.693453      $1.740203     $1.334598
                                                           =========      =========     =========      =========     =========
Number of units outstanding (000).......................      34,351         40,116        47,318         37,820         7,738


                                                                                                  WANGER TWENTY SUBACCOUNT
                                                                                                  VA1              VA2, VA3 & GSE
                                                                                          --------------------   -------------------
                                                                                                 FROM                  FROM
                                                                                              INCEPTION              INCEPTION
                                                                                          3/8/99 TO 12/31/99    2/1/99 TO 12/31/99
                                                                                          ------------------    ------------------
Unit value, beginning of period.......................................................        $1.000000             $1.000000
Unit value, end of period.............................................................        $1.085125             $1.328090
                                                                                              =========             =========
Number of units outstanding (000).....................................................             21.4                 1,976





                                                                              WANGER U.S. SMALL CAP SUBACCOUNT
                                                                                            VA1
                                                           ------------------------------------------------------------------------
                                                                                                                         FROM
                                                                           YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                           -----------------------                     5/1/95 TO
                                                               1999          1998           1997          1996         12/31/95
                                                               ----          ----           ----          ----         --------
Unit value, beginning of period........................... $2.317414      $2.153561     $1.680622      $1.157802     $1.000000
Unit value, end of period................................. $2.869808      $2.317414     $2.153561      $1.680622     $1.157802
                                                           =========      =========     =========      =========     =========
Number of units outstanding (000).........................     1,825          3,662         3,346          2,888           460



                                                                              WANGER U.S. SMALL CAP SUBACCOUNT
                                                                                       VA2, VA3 & GSE
                                                           ---------------------------------------------------------------
                                                                                                                        FROM
                                                                           YEAR ENDED DECEMBER 31,                    INCEPTION
                                                                           -----------------------                     5/1/95 TO
                                                               1999          1998           1997          1996         12/31/95
                                                               ----          ----           ----          ----         --------
 Unit value, beginning of period.......................... $2.296561      $2.139447     $1.673666      $1.155807     $1.000000
 Unit value, end of period................................ $2.836914      $2.296561     $2.139447      $1.673666     $1.155807
                                                           =========      =========     =========      =========     =========
 Number of units outstanding (000)........................    62,519         77,960        83,070         58,623        17,039



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


    The following tables show how the value of one unit of each Subaccount changed during 1999. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.


    Following are financial highlights for New York Individual Contracts issued on or after May 1, 1997.



                                                                        PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      6/17/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.015117                            $1.000000
Unit value, end of period.....................................         $1.296836                            $1.015117
                                                                       =========                            =========
Number of units outstanding (000).............................             2,753                                1,504


                                                                            PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      6/16/98 TO 12/31/98
                                                                -------------------------           -------------------------

Unit value, beginning of period...............................         $1.162712                            $1.000000
Unit value, end of period.....................................         $1.731910                            $1.162712
                                                                       =========                            =========


                                                                          PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT

Unit value, beginning of period...............................                              $  --
Unit value, end of period.....................................                              $  --
                                                                                            =====
Number of units outstanding (000).............................                                 --


                                                                 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                       6/9/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $0.848760                            $1.000000
Unit value, end of period.....................................         $0.877175                            $0.848760
                                                                       =========                            =========
Number of units outstanding (000).............................               117                                  125


                                                                        PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/14/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.127145                           $1.000000
Unit value, end of period.....................................         $1.441888                           $1.127145
                                                                       =========                           =========
Number of units outstanding (000).............................            19,890                               9,416


                                                                          PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/28/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.193056                           $1.000000
Unit value, end of period.....................................         $1.555482                           $1.193056
                                                                       =========                           =========
Number of units outstanding (000).............................             1,760                                 245


                                                                     PHOENIX-FEDERATED U.S. GOVERNMENT BOND SUBACCOUNT

Unit value, beginning of period...............................                            $  --
Unit value, end of period.....................................                            $  --
                                                                                          =====
Number of units outstanding (000).............................                               --



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                         PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/14/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.023366                            $1.000000
Unit value, end of period.....................................         $1.058124                            $1.023366
                                                                       =========                            =========
Number of units outstanding (000).............................             2,200                                1,608


                                                                   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/15/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $0.931865                            $1.000000
Unit value, end of period.....................................         $0.969342                            $0.931865
                                                                       =========                            =========
Number of units outstanding (000).............................             2,559                                1,578


                                                                         PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      6/16/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.088751                            $1.000000
Unit value, end of period.....................................         $1.335298                            $1.088751
                                                                       =========                            =========
Number of units outstanding (000).............................               292                                  136


                                                                   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/13/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.108325                            $1.000000
Unit value, end of period.....................................         $1.299214                            $1.108325
                                                                       =========                            =========
Number of units outstanding (000).............................             2,055                                  920



                                                                           PHOENIX-JANUS EQUITY INCOME SUBACCOUNT


Unit value, beginning of period...............................                            $  --
Unit value, end of period.....................................                            $  --
                                                                                          =====
Number of units outstanding (000).............................                               --


                                                                          PHOENIX-JANUS FLEXIBLE INCOME SUBACCOUNT

Unit value, beginning of period...............................                            $  --
Unit value, end of period.....................................                            $  --
                                                                                          =====
Number of units outstanding (000).............................                               --


                                                                              PHOENIX-JANUS GROWTH SUBACCOUNT

Unit value, beginning of period...............................                            $  --
Unit value, end of period.....................................                            $  --
                                                                                          =====
Number of units outstanding (000).............................                               --


                                                                       PHOENIX-MORGAN STANLEY FOCUS EQUITY SUBACCOUNT

Unit value, beginning of period...............................                            $  --
Unit value, end of period.....................................                            $  --
                                                                                          =====
Number of units outstanding (000).............................                               --




                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           PHOENIX-OAKHURST BALANCED SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                       6/3/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.104962                            $1.000000
Unit value, end of period.....................................         $1.216129                            $1.104962
                                                                       =========                            =========
Number of units outstanding (000).............................             2,576                                1,185


                                                                       PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/28/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.122163                            $1.000000
Unit value, end of period.....................................         $1.295262                            $1.122163
                                                                       =========                            =========
Number of units outstanding (000).............................             3,531                                  825


                                                                     PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                       6/2/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.123635                            $1.000000
Unit value, end of period.....................................         $1.233215                            $1.123635
                                                                       =========                            =========
Number of units outstanding (000).............................             3,590                                1,495


                                                                          PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/28/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $0.884934                            $1.000000
Unit value, end of period.....................................         $0.783063                            $0.884934
                                                                       =========                            =========
Number of units outstanding (000).............................               279                                  162


                                                                          PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/28/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.154307                            $1.000000
Unit value, end of period.....................................         $1.658377                            $1.154307
                                                                       =========                            =========
Number of units outstanding (000).............................               483                                  203


                                                                         PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      6/16/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.351368                            $1.000000
Unit value, end of period.....................................         $2.066476                            $1.351368
                                                                       =========                            =========
Number of units outstanding (000).............................             2,047                                  148



                                                                             EAFE(R) EQUITY INDEX FUND SUBACCOUNT
                                                                                       FROM INCEPTION
                                                                                    11/10/99 TO 12/31/99
                                                                                  -------------------------

Unit value, beginning of period...............................                            $1.000000
Unit value, end of period.....................................                            $1.108104
                                                                                          =========
Number of units outstanding (000).............................                                 43.5


                                                                FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUBACCOUNT
                                                                                       FROM INCEPTION
                                                                                     9/1/99 TO 12/31/99
                                                                                  -------------------------
Unit value, beginning of period...............................                            $1.000000
Unit value, end of period.....................................                            $1.007938
                                                                                          =========
Number of units outstanding (000).............................                                 32.8



                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                                       FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT
                                                                                       FROM INCEPTION
                                                                                     8/6/99 TO 12/31/99
                                                                                  -------------------------
Unit value, beginning of period...............................                            $1.000000
Unit value, end of period.....................................                            $1.006448
                                                                                          =========
Number of units outstanding (000).............................                                 97.9


                                                                                   TECHNOLOGY SUBACCOUNT

Unit value, beginning of period...............................                            $  --
Unit value, end of period.....................................                            $  --
                                                                                          =====
Number of units outstanding (000).............................                               --



                                                                           MUTUAL SHARES SECURITIES SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      12/11/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.033360                            $1.000000
Unit value, end of period.....................................         $1.073814                            $1.033360
                                                                       =========                            =========
Number of units outstanding (000).............................              9.08                                   25


                                                                           TEMPLETON ASSET STRATEGY SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      6/16/98 TO 12/31/98
                                                               -------------------------           -------------------------
Unit value, beginning of period...............................         $1.002002                            $1.000000
Unit value, end of period.....................................         $1.211317                            $1.002002
                                                                       =========                            =========
Number of units outstanding (000).............................               103                                   48


                                                                    TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      8/18/98 TO 12/31/98
                                                               -------------------------           -------------------------
Unit value, beginning of period...............................         $1.182161                            $1.000000
Unit value, end of period.....................................         $1.787713                            $1.182161
                                                                       =========                            =========
Number of units outstanding (000).............................               134                                   22


                                                                          TEMPLETON GROWTH SECURITIES SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                       6/2/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $0.898644                           $1.000000
Unit value, end of period.....................................         $1.141854                           $0.898644
                                                                       =========                           =========
Number of units outstanding (000).............................               125                                  75


                                                                      TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/28/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $0.935264                            $1.000000
Unit value, end of period.....................................         $1.137062                            $0.935264
                                                                       =========                            =========
Number of units outstanding (000).............................               321                                  181




                                                                              WANGER FOREIGN FORTY SUBACCOUNT
                                                                                       FROM INCEPTION
                                                                                    2/17/99 TO 12/31/99
                                                                                  -------------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.840065
                                                                                         =========
Number of units outstanding (000).............................                                 210


                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)



                                                                        WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      6/17/98 TO 12/31/98
                                                                -------------------------           -------------------------
Unit value, beginning of period...............................         $1.064969                           $1.000000
Unit value, end of period.....................................         $2.379535                           $1.064969
                                                                       =========                           =========
Number of units outstanding (000).............................             1,214                                 381




                                                                                  WANGER TWENTY SUBACCOUNT
                                                                                       FROM INCEPTION
                                                                                    2/17/99 TO 12/31/99
                                                                                  -------------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.384197
                                                                                         =========
Number of units outstanding (000).............................                                 243



                                                                             WANGER U.S. SMALL CAP SUBACCOUNT
                                                                       YEAR ENDED                        FROM INCEPTION
                                                                        12/31/99                      5/15/98 TO 12/31/98
                                                                -------------------------           -------------------------

Unit value, beginning of period...............................         $0.931043                           $1.000000
Unit value, end of period.....................................         $1.148684                           $0.931043
                                                                       =========                           =========
Number of units outstanding (000).............................             4,017                               1,825


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the GIA or the Subaccounts.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our Executive Office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers. On April 17, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company authorized management to develop a plan for conversion from a mutual to a publicly traded stock company. If such a plan is developed and adopted by the Board, it would be subject to the approval of the New York Insurance Department and other regulators and submitted to policyholders for approval. The plan would go into effect only after all these requirements had been met. There is no assurance that any such plan will be adopted, and if adopted, there is no guarantee as to the amount or nature of consideration to eligible policyholders.


    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.

INVESTMENTS OF THE ACCOUNT
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PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain subaccounts invest in corresponding series of The Phoenix Edge Series Fund. The following series are currently available:


    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is to seek long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM (the "DJIASM") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES:
The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    A certain subaccount invests in a corresponding series of the Deutsche Asset Management VIT Funds. The following series is currently available:

    EAFE(R) EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain subaccounts invest in corresponding series of the Federated Insurance Series. The following series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of The Universal Institutional Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain subaccounts invest in Class 2 shares of the corresponding fund of the Franklin Templeton Variable Insurance Products Trust. The following funds are currently available:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

WANGER ADVISORS TRUST
    Certain subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws,
(2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:
    o Phoenix-Goodwin Money Market Series
    o Phoenix-Goodwin Multi-Sector Fixed Income Series
    o Phoenix-Hollister Value Equity Series
    o Phoenix-Oakhurst Balanced Series
    o Phoenix-Oakhurst Growth and Income Series
    o Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          o Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          o   Phoenix-Engemann Capital Growth Series
          o   Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC  ("Seneca")
          o   Phoenix-Seneca Mid-Cap Growth Series
          o   Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for the series listed:

[diamond] Bankers Trust Company
          o Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          o Phoenix-Federated U.S. Government Bond Series

[diamond] J.P. Morgan Investment Management, Inc.
          o Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Janus Capital Corporation
          o Phoenix-Janus Equity Income Series
          o Phoenix-Janus Flexible Income Series
          o Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management
          o Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          o Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          o EAFE(R) Equity Index Fund

[diamond] Federated Investment Management Company
          o Federated Fund for U.S. Government Securities II
          o Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          o Mutual Shares Securities Fund

[diamond]  Morgan Stanley Asset Management
          o Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          o Templeton Developing Markets Fund

[diamond] Templeton Global Advisors Limited
           o Templeton Growth Securities Fund

[diamond] Templeton Investment Counsel, Inc.
          o Templeton Asset Strategy Fund
          o Templeton International Securities Fund

[diamond]  Wanger Asset Management, L.P.
          o Wanger Foreign Forty
          o Wanger International Small Cap
          o Wanger Twenty
          o Wanger U.S. Small Cap


SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.

PURCHASE OF CONTRACTS
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    We require minimum initial payments of:


[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a Contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

[diamond] Contracts with a Maturity Date in the first Contract Year--$10,000


    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount or the GIA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a Contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
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PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will reimburse itself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
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Age of Payment in     0     1     2     3     4     5     6+
Complete Years
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    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the Series in which you invest, once the Contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.

THE ACCUMULATION PERIOD
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    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts or the GIA by calling VAO at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect. There is no charge for this service.


    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the Subaccounts to maintain the percentage allocation you have selected among these Subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.


    Asset Rebalancing does not permit transfers to or from the GIA. There is no charge for this service.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond] the Contract Value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT
          o DEATH OF AN OWNER/ANNUITANT
            If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

          o DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

          o SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

          o CONTINGENT ANNUITANT CONTRACT CONTINUANCE
            Upon the death of the Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

          o QUALIFIED CONTRACTS
            Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract.

            Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the Owner is not an individual, the death of the Annuitant is treated as the death of the Owner.

[diamond] PAYMENT AMOUNT
          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85

            1. Death occurring in the first 6-year period following the
               Contract Date--the greater of:

               a. 100% of payments, less any withdrawals; or

               b. the Contract value as of the claim date.

            2. Death occurring in any subsequent 6-year period--the greater of:

               a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

               b. the Contract value as of the claim date.

          o AFTER THE ANNUITANT'S 80TH BIRTHDAY
            The death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) on the Claim Date.

          o DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
            Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is equal to the cash surrender value.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
--------------------------------------------------------------------------------
    New York Individual Contracts issued on or after May 1, 1997, have certain differences from the other individual Contracts described in this Prospectus. Other than the differences noted in this section, the Contracts are the same as other individual Contracts. These differences are reflected in the "Summary of Expenses for New York Individual Contracts Issued on or after May 1, 1997."

SURRENDER CHARGES
    A deduction for surrender charges for these Contracts may be taken from proceeds of partial withdrawals or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the Annuity Period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Options." A surrender charge is not imposed on amounts payable because of the death of the Annuitant or Owner.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                  7%   6%   5%  4%   3%   2%   1%  0%

---------------------------------------------------------------
Age of Payment in        0    1    2   3    4    5    6   7+
Complete Years
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA, from Contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The Maturity Date cannot be earlier than five years from the inception of the Contract, nor later than the Contract anniversary nearest the Annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the Contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT
          o DEATH OF AN OWNER/ANNUITANT
            If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

          o DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

          o SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

          o CONTINGENT ANNUITANT CONTRACT CONTINUANCE
            Upon the death of the Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

          o QUALIFIED CONTRACTS
            Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract.

            Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the Owner is not an individual, the death of the Annuitant is treated as the death of the Owner.


[diamond] PAYMENT AMOUNT
          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET YET REACHED AGE 85


            1. Death occurring in the first Contract Year--the greater of:

               a. 100% of payments, less any withdrawals; or

               b. the Contract Value as of the claim date.

            2. Death occurring in any subsequent Contract Year--the greater of:

               a. the death benefit that would have been payable at the end of the previous Contract Year, plus any payments, less any withdrawals made since that date; or

               b. the Contract Value as of the claim date.

          o AFTER THE ANNUITANT'S 85TH BIRTHDAY
            The death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) on the Claim Date.

          o DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
            Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is the greater of:

            1. 100% of payments, less any withdrawals; or

            2. the Contract Value as of the Claim Date.


    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

TRANSFERS
    A Contract Owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

GROUP CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("Group Contracts"). Group Contracts may be purchased on an "allocated" or "unallocated" basis. In most respects Group Contracts are the same as the Contracts purchased on an individual basis described elsewhere in this Prospectus; however, there are certain differences as described in this section. We may limit the payments made under a Group Contract to $1,000,000 and reserve the right to terminate a Group Contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that Group Contracts cannot participate in the optional Asset Rebalancing Program.

ALLOCATED GROUP CONTRACTS
    Under an allocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. However, individual participant accounts are maintained and the Contract Owner passes on certain rights to the plan participants such as the right to choose Subaccounts, and transfer amounts between Subaccounts.

    Under an allocated Group Contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per Contract year. The annual administrative service charge under an allocated Group Contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges.") Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond] death of a participant

[diamond] disability

[diamond] demonstration of financial hardship


[diamond] separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond] participant loan

[diamond] purchase of:
          o annuity contract
          o retired life certificate
          o election of life expectancy distribution option

    Under Group Contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the Contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the Contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's Subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. The Contract Owner exercises all rights under the Contract on behalf of plan participants; no participant accounts are maintained under the Contract.

    Under an unallocated Group Contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated Group Contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early Contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated Group Contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the Contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the Contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a Contract in the first Contract year and up to 15% of the Contract Value as of the previous Contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

--------------------------------------------------------------
Percent           6%  6%  6%  6%  6%  5%  4%  3%  2%  1%  0%

--------------------------------------------------------------
Age of Payment    0   1   2   3   4   5   6   7   8   9  10+
in Complete Years
--------------------------------------------------------------

    The total surrender charges on a Contract will never exceed 9% of the total payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts.

    Under Group Contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. Generally, the Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.


    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. If the Maturity date occurs in the first Contract Year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.


    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A Valuation Date is every day the NYSE is open for trading and we are open for business. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to that Account. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION

    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

INCOME TAX STATUS

    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age
59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section

72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts we sell in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.

STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a

Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A
--------------------------------------------------------------------------------
PERFORMANCE HISTORY
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

                                                  GROUP STRATEGIC EDGE - ALLOCATED
 ----------------------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             6/15/93       20.23%        17.32%      N/A           16.34%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                  9/17/96       40.18%        N/A         N/A           -3.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/15/99       N/A           N/A         N/A           -3.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               5/1/95        -2.73%        N/A         N/A            8.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            6/15/93       20.39%        22.60%      N/A           19.62%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                               3/2/98        22.70%        N/A         N/A           26.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/15/99       N/A           N/A         N/A           -7.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               6/15/93       -2.69%         3.44%      N/A            3.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  6/15/93       -2.10%         7.50%      N/A            5.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                             3/2/98        15.43%        N/A         N/A           13.72%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                7/14/97       10.32%        N/A         N/A           18.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/15/99       N/A           N/A         N/A           -0.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/15/99       N/A           N/A         N/A           -6.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/15/99       N/A           N/A         N/A           -0.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/15/99       N/A           N/A         N/A           -0.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                  6/15/93        3.58%        14.49%      N/A           11.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                         3/2/98         8.63%        N/A         N/A           15.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                      6/15/93        3.29%        14.02%      N/A           11.18%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                              3/2/98       -16.72%        N/A         N/A          -15.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                              3/2/98        35.21%        N/A         N/A           30.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             1/29/96       43.90%        N/A         N/A           28.22%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                   8/22/97       18.48%        N/A         N/A           13.11%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  3/28/94       -7.72%         3.93%      N/A            3.69%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                3/1/94        -5.02%         8.67%      N/A            6.51%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                              11/30/99      N/A           N/A         N/A           16.25%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2(2)                        11/2/98        1.47%        N/A         N/A            3.32%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2(2)                        6/15/93       13.77%        14.88%      N/A           12.76%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2(2)         9/27/96       42.32%        N/A         N/A           -6.70%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)                     6/15/93       19.57%        15.33%      N/A           13.90%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)              6/15/93       14.42%        14.98%      N/A           15.12%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                              2/1/99        N/A           N/A         N/A           70.98%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    5/1/95       110.29%        N/A         N/A           36.12%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                     2/1/99        N/A           N/A         N/A          24.84%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             5/1/95        16.12%        N/A         N/A           24.20%
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management waivers and reimbursements, which may increase total return.



                                                 GROUP STRATEGIC EDGE - UNALLOCATED
 ----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             6/15/93       21.38%        16.78%      N/A           15.91%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                  9/17/96       41.52%        N/A         N/A           -3.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/15/99       N/A           N/A         N/A           -2.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               5/1/95        -1.80%        N/A         N/A            7.71%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            6/15/93       21.55%        22.04%      N/A           19.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                               3/2/98        23.88%        N/A         N/A           26.92%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/15/99       N/A           N/A         N/A           -6.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               6/15/93       -1.76%         2.96%      N/A            2.92%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  6/15/93       -1.16%         7.01%      N/A            5.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                             3/2/98        16.53%        N/A         N/A           14.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                7/14/97       11.37%        N/A         N/A           18.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/15/99       N/A           N/A         N/A            0.41%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/15/99       N/A           N/A         N/A           -5.13%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/15/99       N/A           N/A         N/A            0.54%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/15/99       N/A           N/A         N/A            0.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                  6/15/93        4.57%        13.96%      N/A           10.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                         3/2/98         9.67%        N/A         N/A           15.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                      6/15/93        4.28%        13.49%      N/A           10.76%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                              3/2/98       -15.92%        N/A         N/A          -15.31%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                              3/2/98        36.51%        N/A         N/A           31.20%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             1/29/96       45.28%        N/A         N/A           27.84%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                   8/22/97       19.62%        N/A         N/A           13.06%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  3/28/94       -6.84%         3.45%      N/A            3.27%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                3/1/94        -4.11%         8.16%      N/A            6.09%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             11/30/99       N/A           N/A         N/A           17.36%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2(2)                        11/2/98        2.44%        N/A         N/A            4.17%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2(2)                        6/15/93       14.86%        14.35%      N/A           12.34%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2(2)         9/27/96       43.68%        N/A         N/A           -7.03%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)                     6/15/93       20.72%        14.80%      N/A           13.47%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)              6/15/93       15.51%        14.45%      N/A           14.69%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                              2/1/99        N/A           N/A         N/A           72.61%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    5/1/95       112.30%        N/A         N/A           35.48%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                     2/1/99        N/A           N/A         N/A           26.04%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             5/1/95        17.23%        N/A         N/A           23.61%
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management waivers and reimbursements, which may increase total return.


                                                            BIG EDGE PLUS
 ----------------------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             5/1/90        20.84%        17.23%      N/A           11.28%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                  9/17/96       40.90%        N/A         N/A           -3.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/15/99       N/A           N/A         N/A           -3.07%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               5/1/95        -2.27%        N/A         N/A            8.29%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            12/8/86       21.00%        22.53%      18.01%        16.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                               3/2/98        23.32%        N/A         N/A           26.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/15/99       N/A           N/A         N/A           -6.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               12/8/86       -2.23%         3.32%       3.57%         4.17%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  12/8/86       -1.64%         7.41%       7.53%         6.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                             3/2/98        16.00%        N/A         N/A           14.11%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                7/14/97       10.85%        N/A         N/A           18.94%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/15/99       N/A           N/A         N/A            0.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/15/99       N/A           N/A         N/A           -5.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/15/99       N/A           N/A         N/A            0.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/15/99       N/A           N/A         N/A            0.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                  5/1/92         4.08%        14.40%      N/A           11.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                         3/2/98         9.16%        N/A         N/A           15.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                      12/8/86        3.78%        13.93%      11.72%        11.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                              3/2/98       -16.35%        N/A         N/A          -15.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                              3/2/98        35.91%        N/A         N/A           30.97%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             1/29/96       44.66%        N/A         N/A           28.35%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                    8/22/97      19.08%        N/A         N/A           13.36%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  3/28/94       -7.30%         3.81%      N/A            3.73%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                3/1/94        -4.58%         8.58%      N/A            6.55%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             11/30/99       N/A           N/A         N/A           16.99%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2(2)                       11/2/98         1.95%        N/A         N/A            3.89%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2(2)                       11/28/88       14.33%        14.80%      11.29%        11.22%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2(2)         9/27/96       43.06%        N/A         N/A           -6.58%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)                    11/3/88        20.17%        15.25%      11.77%        11.58%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)              5/11/92       14.98%        14.90%      N/A           13.61%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                              2/1/99        N/A           N/A         N/A           72.07%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    5/1/95       111.47%        N/A         N/A           36.21%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                     2/1/99        N/A           N/A         N/A           25.64%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             5/1/95        16.69%        N/A         N/A           24.28%
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management waivers and reimbursements, which may increase total return.



                                    NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
 ----------------------------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS  SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             5/1/97        21.28%        N/A         N/A           21.65%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                  5/1/97        42.48%        N/A         N/A           -2.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                              12/15/99       N/A           N/A         N/A           -3.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               5/1/97        -3.13%        N/A         N/A           -3.13%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                            5/1/97        21.45%        N/A         N/A           26.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                               3/2/98        23.90%        N/A         N/A           27.48%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                    12/15/99       N/A           N/A         N/A           -7.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                               5/1/97        -3.08%        N/A         N/A            1.54%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                  5/1/97        -2.45%        N/A         N/A            0.22%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                             3/2/98        16.17%        N/A         N/A           13.40%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                7/14/97       10.75%        N/A         N/A           19.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                               12/15/99       N/A           N/A         N/A           -0.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                             12/15/99       N/A           N/A         N/A           -6.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                      12/15/99       N/A           N/A         N/A           -0.36%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                       12/15/99       N/A           N/A         N/A           -0.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                  5/1/97         3.59%        N/A         N/A           13.73%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                         3/2/98         8.95%        N/A         N/A           15.77%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                      5/1/97         3.28%        N/A         N/A           15.13%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                              3/2/98       -17.25%        N/A         N/A          -16.16%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                              3/2/98        37.19%        N/A         N/A           32.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                             5/1/97        46.44%        N/A         N/A           42.46%
----------------------------------------------------------------------------------------------------------------------------------
EAFE(R)Equity Index Fund Series                                    8/22/97      19.39%        N/A         N/A           13.38%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  5/1/97        -8.29%        N/A         N/A            1.85%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                5/1/97        -5.55%        N/A         N/A            2.76%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                             11/30/99       N/A           N/A         N/A           17.36%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2(2)                       11/2/98        1.07%         N/A         N/A            3.31%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2(2)                        5/1/97        14.41%        N/A         N/A           10.79%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2(2)         5/1/97        44.75%        N/A         N/A          -10.75%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2(2)                     5/1/97        20.59%        N/A         N/A            9.86%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2(2)              5/1/97        15.10%        N/A         N/A           12.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                              2/1/99        N/A           N/A         N/A           75.39%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    5/1/97       116.96%        N/A         N/A           38.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                     2/1/99        N/A           N/A         N/A           26.36%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             5/1/97        16.90%        N/A         N/A           22.28%
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 7% and 3% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
3 Returns reflect the effect of any applicable management waivers and reimbursements, which may increase total return.


                                    GROUP STRATEGIC EDGE ALLOCATED AND UNALLOCATED, BIG EDGE PLUS
                                                       ANNUAL TOTAL RETURN(1,3)
--------------------------------------------------------------------------------------------------------------------------
                     Series                                    1983   1984    1985   1986    1987   1988   1989    1990
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                              N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                           N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities                  N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                       31.26%  9.29%  33.26% 18.98%   5.61%  2.63% 34.51%   2.75%
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                           N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                 N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                           7.03%  8.85%   6.69%  5.19%   5.13%  6.12%  7.86%   6.88%
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series              4.69%  9.96%  19.11% 17.81%  -0.18%  9.12%  6.90%   3.92%
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index                   N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                            N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                          N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                   N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                    N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                              N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                     N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                  N/A    N/A    25.76% 14.25%  11.18%  1.08% 18.41%   4.45%
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                          N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                          N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                      N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II              N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                            N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                          N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund-- Class 2(2)                    N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund-- Class 2(2)                    N/A    N/A     N/A    N/A     N/A     N/A  11.63%  -9.36%
--------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--Class 2(2)      N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund-- Class 2(2)                 N/A    N/A     N/A    N/A     N/A     N/A  12.97% -12.39%
--------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund--Class2(2)            N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                          N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                 N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                         N/A    N/A     N/A    N/A     N/A     N/A    N/A     N/A
--------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------
                     Series                                    1991   1992    1993   1994    1995   1996   1997    1998     1999
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                        18.25% -13.91% 36.75% -1.19%   8.24% 17.18% 10.66%  26.35%   27.91%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                              N/A    N/A     N/A    N/A     N/A    N/A   33.24   -5.64%   49.12%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                           N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities                  N/A    N/A     N/A    N/A     N/A   31.46% 20.55% -22.19%    3.48%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                       41.00%  8.93%  18.23%  0.21%  29.27% 11.18% 19.59%  28.41%   28.08%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                           N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A     30.53%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                 N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                           4.67%  2.29%   1.60%  2.56%   4.39%  3.72%  3.88%   3.79%    3.52%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series             18.11%  8.72%  14.48% -6.64%  22.02% 11.02%  9.71%  -5.34%    4.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                         N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A     22.79%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index                   N/A    N/A     N/A    N/A     N/A    N/A    N/A    30.05%   17.36%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                            N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                          N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                   N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                    N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                              N/A    N/A     7.27% -4.05%  21.83%  9.19% 16.48%  17.54%   10.19%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                     N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A     15.56%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                 27.73%  9.28%   9.64% -2.66%  16.78%  7.70% 19.25%  19.30%    9.88%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                          N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A    -11.40
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                          N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A     43.84%
-----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                         N/A    N/A     N/A    N/A     N/A    N/A   15.73%  42.91%   53.09%
-----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                      N/A    N/A     N/A    N/A     N/A    N/A    N/A    20.10%   26.05%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II              N/A    N/A     N/A    N/A     7.42%  2.91%  7.23%   6.32%   -1.83%
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                            N/A    N/A     N/A    N/A    18.88% 12.89% 12.42%   1.42%    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                          N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund-- Class 2(2)                    N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      7.94%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund-- Class 2(2)                   25.85%  6.49%  24.30% -4.43%  20.75% 17.11% 13.86%   4.78%   21.03%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--Class 2(2)      N/A    N/A     N/A    N/A     N/A    N/A  -30.26% -22.03%   51.41%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund-- Class 2(2)                25.65%  5.54%  32.08% -3.68%  23.41% 20.62% 10.25%  -0.26%   27.21%
-----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund-- Class 2(2)          N/A    N/A    45.19% -3.71%  14.05% 22.21% 12.25%   7.69%   21.72%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                          N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                N/A    N/A     N/A    N/A     N/A   30.39% -2.69%  14.89%  123.71%
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                 N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                         N/A    N/A     N/A    N/A     N/A   44.80% 27.83%   7.34%   23.53%
-----------------------------------------------------------------------------------------------------------------------------------

 1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
 2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
 3 Returns reflect the effect of any applicable management waivers and reimbursements, which may increase total return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


                                    NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
                                                      ANNUAL TOTAL RETURN(1,3)
---------------------------------------------------------------------------------------------------------------------
                     Series                               1983   1984    1985   1986    1987   1988   1989    1990
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                     N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                          N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                       N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities              N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                   31.08%  9.15%  33.08% 18.83%   5.74%  2.50% 34.34%   2.62%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                       N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series             N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                       6.89%  8.71%   6.55%  5.06%   5.05%  5.98%  7.71%   6.74%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series          4.56%  9.82%  18.96% 17.66%  -0.30%  8.98%  6.76%   3.78%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                     N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index               N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                        N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                      N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                               N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                          N/A    N/A    N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                 N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series              N/A    N/A    25.60% 14.11%  11.02%  0.94% 18.27%   4.32%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                      N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                      N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                     N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                  N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II          N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                        N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                      N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund-- Class 22                  N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund-- Class 22                  N/A    N/A     N/A    N/A     N/A    N/A   11.49%  -9.47%
---------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--2(2)        N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund-- Class 22               N/A    N/A     N/A    N/A     N/A    N/A   12.83% -12.50%
---------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund-- Class2(2)       N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                      N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                            N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                             N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                     N/A    N/A     N/A    N/A     N/A    N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------------------




                                    NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
                                                      ANNUAL TOTAL RETURN(1,3)
-----------------------------------------------------------------------------------------------------------------------------
                     Series                                1991    1992   1993    1994   1995    1996   1997    1998    1999
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                    18.10% -14.03% 36.57%  -1.31%   8.12% 17.05% 10.53%  29.17%  27.75%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                          N/A     N/A    N/A     N/A    N/A      N/A -33.33   -5.75%  48.95%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Bankers Trust Dow 30 Series                       N/A     N/A    N/A     N/A    N/A      N/A    N/A     N/A    N/A
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities              N/A     N/A    N/A     N/A    N/A    31.31% 20.41% -22.26%   3.35%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                   40.80%   8.79% 18.07%   0.08% 29.12%  11.06% 19.45%  28.18%  27.92%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series                       N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A    30.38%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series             N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                       4.53%   2.16%  1.47%   2.42%  4.23%   3.60%  3.76%   3.69%   3.40%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series         17.96%   8.57% 14.34%  -6.78% 21.84%  10.89%  9.57%  -5.69%   4.02%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                     N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A    22.64%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index               N/A     N/A     N/A    N/A     N/A    N/A    N/A    29.83%  17.22%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series                        N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                      N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                               N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series                N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series                          N/A     N/A    7.13%  -4.16% 21.70%   9.06% 16.34%  17.43%  10.06%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series                 N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A    15.43%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series             27.55%   9.15%  9.50%  -2.75% 16.65%   7.57% 19.10%  19.18%   9.75%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value Series                      N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A   -11.51
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                      N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A    43.67%
-----------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                     N/A     N/A     N/A    N/A     N/A    N/A   15.59%  42.75% 52.92%
-----------------------------------------------------------------------------------------------------------------------------
 EAFE(R)Equity Index Fund                                  N/A     N/A     N/A    N/A     N/A    N/A    N/A    19.95%  25.87%
-----------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II          N/A     N/A     N/A    N/A    7.28%   2.78%  7.10%   6.19%  -1.95%
-----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                        N/A     N/A     N/A    N/A   18.74%  12.75% 12.28%   1.30%   0.93%
-----------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                      N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund-- Class 2(2)                N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     7.54%
-----------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund-- Class 2(2)               25.70%   6.36% 24.15%  -4.55% 20.60%  16.96% 13.74%   4.66%  20.89%
-----------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--2(2)        N/A     N/A     N/A    N/A     N/A    N/A  -30.35  -22.11%  51.22%
-----------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund-- Class 2(2)            25.50%   5.41% 31.92%  -3.80% 23.26%  20.47% 10.10%  -0.38%  27.06%
-----------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund-- Class2(2)       N/A     N/A   45.01%  -3.83% 13.91%  22.06% 12.12%   8.10%  21.58%
-----------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                      N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                            N/A     N/A     N/A    N/A     N/A   30.24% -2.80%  14.77% 123.44
-----------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                             N/A     N/A     N/A    N/A     N/A    N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap                                     N/A     N/A     N/A    N/A     N/A   44.64% 27.68%   7.82%  23.38%
-----------------------------------------------------------------------------------------------------------------------------

 1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
 2 Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
 3 Returns reflect the effect of any applicable management waivers and reimbursements, which may increase total return.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.59

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

EXAMPLE: BIG EDGE PLUS/GROUP STRATEGIC EDGE
Value of hypothetical pre-existing account with exactly
  one unit at the beginning of the period...............   $2.313829
Value of the same account (excluding capital
  changes at the end of the 7-day period:...............    2.315589
Calculation:
  Ending account value..................................    2.315589
  Less beginning value..................................    2.313829
  Net change in account value...........................    0.001760
Base period return:
  (adjusted change/beginning account value).............    0.000761
Current yield = return x (365/7)........................       3.97%
Effective yield = [(1 + return)](365/7) -1..............       4.04%

EXAMPLE: BIG EDGE CHOICE FOR NEW YORK CONTRACTS
Issued On or After May 1, 1997
Value of hypothetical pre-existing account with exactly
  one unit at the beginning of the period...............   $1.057345
Value of the same account (excluding capital
  changes at the end of the 7-day period:...............    1.058124
Calculation:
  Ending account value..................................    1.058124
  Less beginning value..................................    1.057345
  Net change in account value...........................    0.000779
Base period return:
  (adjusted change/beginning account value).............    0.000737
Current yield = return x (365/7)........................       3.84%
Effective yield = [(1 + return)](365/7) -1..............       3.91%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial AverageSM, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any series' or advisors' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial AverageSM, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the Contracts participating in the General Account, in accordance with the terms of such Contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    We are aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.

    Excess interest, if any, will be credited on the GIA Contract Value. We guarantee that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which We may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A PERIOD OF 6 MONTHS OR LONGER. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

           YEAR ONE: 25%   YEAR TWO: 33%   YEAR THREE: 50%   YEAR FOUR: 100%

APPENDIX C
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON               UPON
STATE                                                        PURCHASE(1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED
----                                                         ----------        -------------        -------------      ---------


California ..........................................                             X                   2.35%            0.50%

Kentucky(2)..........................................

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth  of Puerto Rico.........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

1 "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.
2 Effective January 1, 2000, Kentucky no longer charges Premium Tax on variable annuities.

                                                                     [VERSION B]

                                                                   THE TEMPLETON
                                                                 INVESTMENT PLUS
                                                                VARIABLE ANNUITY

                                                                       Issued by


                                                        PHOENIX HOME LIFE MUTUAL
                                                               INSURANCE COMPANY




IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

 [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171




PROSPECTUS                                                           MAY 1, 2000


This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.


The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond] Templeton Growth Securities Fund -- Class 1

MANAGED BY FRANKLIN ADVISERS, INC.
[diamond] Templeton Global Income Securities Fund -- Class 1

MANAGED BY TEMPLETON INVESTMENT COUNSEL INC.
[diamond] Templeton Asset Strategy Fund -- Class 1
[diamond] Templeton International Securities Fund -- Class 1

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond] Templeton Developing Markets Securities Fund-- Class 1

THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond] Phoenix-Goodwin Money Market Series


    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171.

                                TABLE OF CONTENTS

Heading                                                 Page
-------------------------------------------------------------


SPECIAL TERMS..........................................   3
SUMMARY OF EXPENSES....................................   4
CONTRACT SUMMARY.......................................   6
FINANCIAL HIGHLIGHTS...................................   8
PERFORMANCE HISTORY....................................   9
PHOENIX AND THE ACCOUNT................................   9
INVESTMENTS OF THE ACCOUNT.............................   9
PURCHASE OF CONTRACTS..................................  10
DEDUCTIONS AND CHARGES.................................  11
   Premium Tax.........................................  11
   Surrender Charges...................................  11
   Charges for Mortality and Expense Risks.............  11
   Charges for Administrative Services.................  11
   Other Charges.......................................  12
THE ACCUMULATION PERIOD................................  12
   Accumulation Units..................................  12
   Accumulation Unit Values............................  12
   Transfers...........................................  12
   Surrender of Contract; Partial Withdrawals..........  13
   Lapse of Contract...................................  14
   Payment Upon Death Before Maturity Date.............  14
THE ANNUITY PERIOD.....................................  14
   Variable Accumulation Annuity Contracts.............  14
   Annuity Options.....................................  15
      Option A--Life Annuity With Specified Period
        Certain........................................  15
      Option B--Non-Refund Life Annuity................. 15
      Option D--Joint and Survivor Life Annuity......... 15
      Option E--Installment Refund Life Annuity......... 16
      Option F--Joint and Survivor Life Annuity
        With 10-Year Period Certain..................... 16
      Option G--Payments for Specified Period........... 16
      Option H--Payments of Specified Amount............ 16
      Option I--Variable Payment Life Annuity With
        10-Year Period Certain.........................  16
      Option J--Joint Survivor Variable Payment Life
        Annuity With 10-Year Period Certain............  16
      Option K--Variable Payment Annuity for a
        Specified Period...............................  16
      Other Options and Rates..........................  16
      Other Conditions.................................  16
   Payment Upon Death After Maturity Date..............  17
VARIABLE ACCOUNT VALUATION PROCEDURES..................  17
MISCELLANEOUS PROVISIONS...............................  17
   Assignment..........................................  17
   Deferment of Payment................................  17
   Free Look Period....................................  18
   Amendments to Contracts.............................  18
   Substitution of Fund Shares.........................  18
   Ownership of the Contract...........................  18
FEDERAL INCOME TAXES...................................  18
   Introduction........................................  18
   Income Tax Status...................................  18
   Taxation of Annuities in General--
      Non-Qualified Plans..............................  18
      Surrenders or Withdrawals Prior to the
        Contract Maturity Date.........................  19
      Surrenders or Withdrawals On or After the
        Contract Maturity Date.........................  19
      Penalty Tax on Certain Surrenders and
        Withdrawals....................................  19
    Additional Considerations..........................  19
    Diversification Standards..........................  20
    Qualified Plans....................................  21
      Tax Sheltered Annuities..........................  22
      Keogh Plans......................................  22
      Individual Retirement Accounts...................  22
      Corporate Pension and Profit-Sharing Plans.......  22
      Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations.......................  22
      Penalty Tax on Certain Surrenders and
        Withdrawals from Qualified Contracts...........  22
      Seek Tax Advice..................................  23
SALES OF VARIABLE ACCUMULATION CONTRACTS...............  23
STATE REGULATION.......................................  23
REPORTS ...............................................  24
VOTING RIGHTS..........................................  24
TEXAS OPTIONAL RETIREMENT PROGRAM......................  24
LEGAL MATTERS..........................................  24
SAI....................................................  24
APPENDIX A - PERFORMANCE HISTORY.......................  25
APPENDIX B - GUARANTEED INTEREST ACCOUNT...............  27
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES..............  28

SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under variable payment Annuity Options I, J and K.

CLAIM DATE: The Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.


FUNDS: Franklin Templeton Variable Insurance Products Trust and The Phoenix Edge Series Fund.


GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PURCHASE PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE US, COMPANY): Phoenix Home Life Mutual Insurance Company.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.


VAO: The Variable Annuity Operations Division of Phoenix.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.


VPMO: The Variable Products Mail Operation division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                   ALL SUBACCOUNTS
                                                                                      ---------------
Sales Charge Imposed on Purchases....................................................      None
Deferred Surrender Charge (as a percentage of amount surrendered)(1):
    Age of Payment in Complete Years 0-1.............................................       6%
    Age of Payment in Complete Years 1-2.............................................       5%
    Age of Payment in Complete Years 2-3.............................................       4%
    Age of Payment in Complete Years 3-4.............................................       3%
    Age of Payment in Complete Years 4-5.............................................       2%
    Age of Payment in Complete Years 5-6.............................................       1%
    Age of Payment in Complete Years 6 and thereafter................................       0%
Exchange Fee
    Current Fee......................................................................      None
    Maximum Allowable Charge Per Exchange............................................      $10

CONTRACT FEES
    Current Annual Administrative....................................................      $35
    Maximum Annual Administrative....................................................      $35

SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
    Mortality and Expense Risk Fees..................................................     1.25%
    Account Fees and Expenses Daily Administrative Fee...............................     0.125%
                                                                                          -----
    Total Separate Account Annual Expenses...........................................     1.375%

FUND ANNUAL EXPENSES (as a percentage of Fund average net assets)


===================================================================================================================================

                                                                          RULE 12B-1           OTHER EXPENSES          TOTAL ANNUAL
FUND/SERIES                                             MANAGEMENT FEES      FEES      (BEFORE EXPENSE REIMBURSEMENT)    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy -- Class 1(3)                        .60%            N/A                   .18%                   .78%
Templeton Developing Markets Securities -- Class 1(3)        1.25%            N/A                   .31%                  1.56%
Templeton Global Income Securities -- Class 1(3)              .50%            N/A                   .05%                   .65%
Templeton Growth Securities -- Class 1(3)                     .83%            N/A                   .05%                   .88%
Templeton International Securities -- Class 1(3)              .69%            N/A                   .19%                   .88%
Phoenix-Goodwin Money Market(2)                               .40%            N/A                   .17%                   .57%
===================================================================================================================================

1 A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a surrender charge. (See "Deductions and Charges--Surrender Charges.")
2 This Series pays a portion of all of its Other Expenses (other than the management fee). The Phoenix-Goodwin Money Market Series will pay up to .15%. The investment advisor will reimburse the Series for other expenses in excess of this amount.
3 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00. The table above shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

===================================================================================================================================
                                                     MANAGEMENT       RULE 12B-1           OTHER EXPENSES           TOTAL OPERATING
ESTIMATED ANNUAL EXPENSES FROM 5/1/00                   FEES             FEES      (BEFORE EXPENSE REIMBURSEMENT)       EXPENSES
-------------------------------------------------- -------------- ------------- -------------------------------- -----------------
  Templeton Asset Strategy Fund - Class 1               .60%             N/A                    .14%                      .74%
  Templeton Developing Markets Securities
    Fund - Class 1                                     1.25%             N/A                    .29%                     1.54%
  Templeton Global Income Securities
    Fund - Class 1                                      .60%             N/A                    .04%                      .64%
  Templeton Growth Securities Fund - Class 1            .80%             N/A                    .05%                      .85%
  Templeton International Securities
    Fund - Class 1                                      .65%             N/A                    .20%                      .85%
===================================================================================================================================

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors that affect expenses. However, the following two tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLE:
    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------


                FUND/SERIES                                               1 YEAR           3 YEARS          5 YEARS      10 YEARS
                -----------                                               ------           -------          -------      --------
Templeton Asset Strategy -- Class 1..............................           $80              $114             $148         $273
Templeton Developing Markets Securities -- Class 1...............            87               136              186          348
Templeton Global Income Securities -- Class 1....................            78               110              142          260
Templeton Growth Securities -- Class 1...........................            81               116              153          283
Templeton International Securities -- Class 1....................            81               116              153          283
Phoenix-Goodwin Money Market....................................             78               107              138          252
------------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment, assuming 5% annual investment, assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------

                FUND/SERIES                                               1 YEAR           3 YEARS          5 YEARS      10 YEARS
                -----------                                               ------           -------          -------      --------
Templeton Asset Strategy -- Class 1..............................           $24              $75              $128         $273
Templeton Developing Markets Securities -- Class 1...............            32               98               166          348
Templeton Global Income Securities -- Class 1....................            23               71               121          260
Templeton Growth Securities -- Class 1...........................            25               78               133          283
Templeton International Securities -- Class 1....................            25               78               133          283
Phoenix-Goodwin Money Market.....................................            22               68               117          252
------------------------------------------------------------------------------------------------------------------------------------

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.


    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will control.


OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the Maturity Date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the Subaccounts and the GIA.

[diamond] Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The Contract Value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum-- 4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the Contract anytime for its Contract Value less any applicable surrender charge and premium tax.

[diamond] During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond] No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

=========================================================
Percent               6%   5%    4%   3%   2%   1%  0%
---------------------------------------------------------
Age of Payment in     0    1    2     3    4    5   6+
Complete Years
=========================================================

    o The total deferred surrender charges on a Contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contact Value upon annuitization.

          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax" and Appendix C.

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges."

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


    The following tables show how the value of one unit of each Subaccount changed during each of the years through to 1999. As you will note, not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information. Following are the financial highlights for the period indicated.

                                                           TEMPLETON ASSET STRATEGY SUBACCOUNT
                     ---------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                                 -----------------------

                          1999       1998       1997       1996       1995       1994       1993       1992       1991       1990
                          ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
  of period...........  $2.757230  $2.626697  $2.304966  $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125  $1.119543
Unit value, end of
period................  $3.341756  $2.757230  $2.626697  $2.304966  $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125
                        =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
  units outstanding
  at end of period
  (000)...............     31,016     47,107     58,816     65,843     72,985     74,901     66,903     46,950     27,918     21,974


                                                    TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
                     ---------------------------------------------------------------------------------------------------------------
                                                                                                                             FROM
                                                                                                                          INCEPTION
                                                                                             YEAR ENDED DECEMBER 31,       9/15/96
                                                                                           1999       1998       1997    TO 12/31/96
                                                                                           ----       ----       ----    -----------
Unit value, beginning of period.........................................................  $0.549373  $0.704720 $1.009604 $1.000000
Unit value, end of period...............................................................  $0.833842  $0.549373 $0.704720 $1.009604
                                                                                          =========  ========= ========= =========
Number of accumulation units outstanding at end of period (000).........................      3,708      3,597     4,110     1,040


                                                       TEMPLETON GLOBAL INCOME SECURITIES SUBACCOUNT
                    ----------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                         1999       1998       1997       1996       1995       1994       1993       1992       1991       1990
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
  of period..........  $1.787408  $1.690923  $1.672413  $1.549167  $1.366504  $1.456861  $1.324996 $ 1.272743  $1.113263  $1.061263
Unit value, end of
period...............  $1.690923  $1.672413  $1.549167  $1.366504  $1.456861 $ 1.324996  $1.272743  $1.113263  $1.659408  $1.787408
                       =========  =========  =========  =========  ========= ==========  =========  =========  =========  =========
Number of accumulation
  units outstanding at
  end of period
  (000)..............      5,365      8,388      9,941     11,875     12,633     13,111     13,578      8,937      5,611      2,889


                                                         TEMPLETON GROWTH SECURITIES SUBACCOUNT
                    ---------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                         1999       1998       1997       1996       1995       1994       1993       1992       1991       1990
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
  of period..........   $2.738872  $2.742374  $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $0.981990  $1.119352
Unit value, end of      $3.488100  $2.738872  $2.742374  $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $0.981990
period...............   =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
  units outstanding at
  end of period
  (000)..............      56,612     92,618    116,902    132,392    142,234    144,872    137,108    118,456     94,307     74,885


                                                      TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                            FROM
                                                                        YEAR ENDED DECEMBER 31,                           INCEPTION
                                                                        -----------------------                            5/1/92
                                                1999       1998       1997       1996       1995       1994       1993   TO 12/31/92
                                                ----       ----       ----       ----       ----       ----       ----   -----------
Unit value, beginning of period............  $2.208077  $2.047517  $1.821499  $1.488540  $1.303520  $1.351997  $0.930016  $1.000000
Unit value, end of period..................  $2.692647  $2.208077  $2.047517  $1.821499  $1.488540  $1.303520  $1.351997  $0.930016
                                             =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation units outstanding
  at end of period (000)...................     28,979      44,495    58,470     62,848     59,587     58,214     32,362      7,562


                                                         PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT(1)
                      --------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                         1999       1998       1997       1996       1995       1994       1993       1992       1991       1990
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
  of period .........  $1.430699  $1.381824  $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278  $1.069449
Unit value, end of
  Period.............  $1.479245  $1.430699  $1.381824  $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278
                       =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
  units outstanding at
  end of period
  (000)..............      9,552     12,123     11,464     10,597     16,077     26,566    13,892     17,734      18,533     15,540


1 Formerly known as the "Templeton Money Market Subaccount." On October 6, 1998 shares of the Phoenix-Goodwin Money Market Series were substituted for shares of the Templeton Money Market Fund.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are a mutual life insurance company originally chartered in Connecticut in 1851. Our executive office is at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers. On April 17, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company authorized management to develop a plan for conversion from a mutual to a publicly traded stock company. If such a plan is developed and adopted by the Board, it would be subject to the approval of the New York Insurance Department and other regulators and submitted to policyholders for approval. The plan would go into effect only after all these requirements had been met. There is no assurance that any such plan will be adopted, and if adopted, there is no guarantee as to the amount or nature of consideration to eligible policyholders.


    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the Act. Registration under the Act does not involve supervision of the management or investment practices or policies of Phoenix or the Account.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business that we may conduct. Obligations under the Contracts are our obligations.

    Contributions to the GIA are not invested in the Account; rather, they become part of our general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain Subaccounts of the Account invest in Class 1 shares of the corresponding fund of the Franklin Templeton Variable Insurance Products Trust. The following funds are currently available through the Contract:

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GLOBAL INCOME SECURITIES FUND: The investment objective is high current income. Capital appreciation is a secondary consideration. It tries to achieve this goal through a flexible policy of investing primarily in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies of various nations throughout the world, including emerging markets. The debt securities selected may be rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") as well as securities which are unrated by any rating agency.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies, in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States including emerging markets. Any income realized will be incidental. It also may invest in debt securities of governments and companies located anywhere in the world.

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the Account invest in a corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Contract:

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither Phoenix nor the Fund(s) trustees currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policy owners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. Phoenix will, at its own expense, remedy such material conflicts including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

    The Advisers or their affiliates may pay Phoenix a fee for administrative services performed by Phoenix for the Funds.


INVESTMENT ADVISERS
    Templeton Investment Counsel Inc. is the investment adviser to all funds in The Franklin Templeton Variable Insurance Products Trust except the Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Income Securities Fund and Phoenix-Goodwin Money Market Series.

    The other investment advisers are:

[diamond] Templeton Asset Management Ltd.
          o Templeton Developing Markets Securities

[diamond] Templeton Global Advisors, Limited
          o Templeton Growth Securities

[diamond] Franklin Advisers, Inc.
          o Templeton Global Income Securities Fund


[diamond] Phoenix Investment Counsel, Inc.
          o Phoenix-Goodwin Money Market

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a Contract must be at least $25.

[diamond] Qualified plans--$1,000 annually

          o If Contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount or GIA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for Contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. We will pay any premium tax due and will reimburse ourself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

===============================================================
Percent                     6%   5%    4%   3%   2%   1%  0%
---------------------------------------------------------------
Age of Payment in
Complete Years              0    1    2     3    4    5   6+
===============================================================

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by us from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    Although you bear the investment risk of the Series in which you invest, once you begin receiving fixed annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the Owner or other payee for as long as the Annuitant lives according to the annuity tables and other provisions of the Contract.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, we generally charge each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year.

Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J or K, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payment will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If we do not accept the application within five business days or if an order form is not completed within five business days of receipt by us, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You also may request transfers and changes in payment allocations among available Subaccounts or the GIA by calling VAO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Systematic Transfer Program, you must notify VAO at
(800) 541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.


    Because excessive trading can hurt Fund performance and therefore be detrimental to all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Option K. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or

Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond] the Contract Value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    We will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant will be:

1. Death occurring in the first 6-year period following the Contract Date--the greater of:

    a. 100% of payments, less any withdrawals; or

    b. the Contract Value as of the claim date.

2.  Death occurring any subsequent 6-year period--the greater of:

    a. the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date; or

    b. the Contract Value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is equal to the cash surrender value.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
          Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond] QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."


THE ANNUITY PERIOD
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VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract provides, at the time of its issuance, for a Variable Payment Life Annuity with Ten-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccounts selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may also make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary or later than the Contract anniversary nearest the Annuitant's 85th birthday, unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election shall be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a TSA, a Keogh Plan or an IRA plan. (See "Tax-Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts.")

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum rate around which Variable Annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in Part 8 of the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with Ten-Year Period Certain" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Option K.

    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J and K.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor Annuitant.

    Under Option D, the joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least 5 years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another Annuity Option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint Annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested. The joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40 as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. You may request unscheduled withdrawals representing part or all of the remaining Contract Value (less any applicable contingent deferred surrender charge) at any time under Option K.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the one in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

    If you elected the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation instructions.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.


INCOME TAX STATUS

    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each

Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the Contract Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:
(a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by us.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount and as total return of any Subaccount.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


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                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 199(1)
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                                                                                                                         SINCE
 SUBACCOUNT                                                       INCEPTION DATE     1 YEAR     5 YEARS    10 YEARS    INCEPTION
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 Templeton Asset Strategy Fund -- Class 1                            11/28/88         14.47%     14.94%       11.43%     11.36%
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 Templeton Developing Markets Securities Fund -- Class 1             09/15/96         43.38%      N/A         N/A        -6.71%
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 Templeton Global Income Securities Fund -- Class 1                  01/04/89        -12.34%      3.43%        4.43%      4.58%
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 Templeton Growth Securities Fund -- Class 1                         11/04/88         20.29%     15.38%       11.91%     11.72%
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 Templeton International Securities Fund -- Class 1                  05/01/92         15.17%     15.05%       N/A        13.70%
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 Phoenix-Goodwin Money Market Series                                 10/05/98         -2.36%      3.08%        3.14%      3.45%
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1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 5% and 1% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


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                              ANNUAL TOTAL RETURN(1)
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               Series                    1989    1990     1991     1992    1993    1994    1995     1996    1997     1998    1999
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Templeton Asset Strategy Fund --
Class 1                                 11.77%  -9.24%   26.01%    6.62%  24.46%  -4.31%  20.90%   17.26%  13.96%    4.97%   21.20%
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Templeton Developing Markets             N/A     N/A      N/A      N/A     N/A     N/A     N/A      0.96% -30.20%  -22.04%   51.78%
Securities Fund -- Class 1
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Templeton Global Income Securities       6.13%   4.89%   14.33%    4.11%   9.95%  -6.20%  13.37%    7.96%   1.11%    5.71%   -7.16%
Fund  -- Class 1
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --     13.12% -12.28%   25.81%    5.68%  32.25%  -3.56%  23.57%   20.77%  10.36%   -0.13%   27.36%
Class 1
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Templeton International Securities       N/A     N/A      N/A      N/A    45.37%  -3.59%  14.19%   22.37%  12.41%    7.84%   21.95%
Fund -- Class 1
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Phoenix-Goodwin Money Market Series(2)   6.56%   6.06%    4.13%    1.69%   1.02%   2.07%   3.98%    3.55%   3.62%    3.54%    3.39%
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1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change does not include the effect of the surrender charges or the annual administrative fees.
2 Formerly known as "Templeton Money Market." On October 6, 1998 shares of the
  Phoenix-Goodwin Money Market Series were substituted for shares of the Templeton Money Market Fund.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

    Example:

    Value of hypothetical pre-existing account with exactly one
      unit at the beginning of the period:.....................   $1.478155
    Value of the same account (excluding capital changes) at the
      end of the 7-day period:.................................    1.479245
    Calculation:
      Ending account value.....................................    1.479245
      Less beginning value.....................................    1.478155
      Net change in account value..............................    0.001090
    Base period return:
      (adjusted change/beginning account value)................    0.000737
    Current yield = return x (365/7)...........................       3.85%
    Effective yield = [(1 + return) ](365/7) -1................       3.92%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average(SM), the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average(SM), First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Purchase payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit interest in excess of 4% per year.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners.

    Excess interest, if any, will be credited on the GIA Contract Value. Phoenix guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge (see "Deductions and Charges").

IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE.
     YEAR ONE: 25%    YEAR TWO: 33%     YEAR THREE: 50%     YEAR FOUR: 100%

APPENDIX C


DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        ---------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Kentucky(2)............................................

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%


NOTE: The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the Company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

       For a more detailed explanation of the assessment of premium taxes, see "Deductions and Charges--Premium Tax."


1 Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

2 Effective January 1, 2000, Kentucky no longer imposes Premium Tax on variable annuities.

                                                                     [VERSION C]

THE PHOENIX EDGE(R)-VA
FOR NEW YORK
VARIABLE ANNUITY

Issued by

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:



[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171




PROSPECTUS                                                           May 1, 2000




    This Prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options.



    You may allocate payments and contract value to one or more of the subaccounts of the VA Account or the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated Funds.




THE PHOENIX EDGE SERIES FUND
----------------------------
MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Nifty Fifty Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Oakhurst Balanced Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
 [diamond] Phoenix-Aberdeen New Asia Series

MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series

MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
[diamond] Phoenix-Bankers Trust Dow 30 Series
[diamond] Phoenix-Federated U.S. Government Bond Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond] Phoenix-Janus Equity Income Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-Morgan Stanley Focus Equity Series
[diamond] Phoenix-Schafer Mid-Cap Value Series

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
Managed by Bankers Trust Company
[diamond] EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
[diamond] Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
[diamond] Templeton Growth Securities Fund -- Class 2

MANAGED BY TEMPLETON INVESTMENT COUNSEL INC.
[diamond] Templeton Asset Strategy Fund -- Class 2
[diamond] Templeton International Securities Fund -- Class 2

MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
[diamond] Templeton Developing Markets Securities Fund -- Class 2

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
[diamond] Mutual Shares Securities Fund -- Class 2


WANGER ADVISORS TRUST
---------------------
MANAGED BY WANGER ASSET MANAGEMENT, L.P.
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Small Cap

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    This Prospectus provides important information that a prospective investor ought to know before investing. This Prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171.

TABLE OF CONTENTS
Heading                                                    Page
-------------------------------------------------------------------------------


SPECIAL TERMS.............................................    4
SUMMARY OF EXPENSES.......................................    6
CONTRACT SUMMARY..........................................   14
FINANCIAL HIGHLIGHTS......................................   17
PERFORMANCE HISTORY.......................................   17
THE VARIABLE ACCUMULATION ANNUITY.........................   17
PHOENIX AND THE ACCOUNT ..................................   17
INVESTMENTS OF THE ACCOUNT................................   17
   The Phoenix Edge Series Fund...........................   17
   Deutsche Asset Management VIT Funds....................   19
   Federated Insurance Series.............................   19
   The Universal Institutional Funds, Inc.................   19
   Franklin Templeton Variable Insurance Products Trust...   19
   Wanger Advisors Trust..................................   19
   Investment Advisors....................................   20
   Services of the Advisors...............................   21
PURCHASE OF CONTRACTS.....................................   21
DEDUCTIONS AND CHARGES....................................   21
   Deductions from the Separate Account...................   21
     Premium Tax..........................................   21
     Surrender Charges....................................   21
     Mortality and Expense Risk Fee.......................   22
     Administrative Fee...................................   22
     Administrative Charge................................   22
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   23
     Other Charges........................................   23
THE ACCUMULATION PERIOD...................................   23
   Accumulation Units.....................................   23
   Accumulation Unit Values...............................   23
   Transfers .............................................   23
   Optional Programs and Benefits.........................   24
     Dollar Cost Averaging Program........................   24
     Asset Rebalancing Program............................   24
     Enhanced Option 1 Rider..............................   24
     Nursing Home Waiver..................................   25
   Surrender of Contract; Partial Withdrawals.............   25
   Lapse of Contract......................................   25
   Payment Upon Death Before Maturity Date ...............   25
THE ANNUITY PERIOD........................................   26
   Variable Accumulation Annuity Contracts................   26
   Annuity Options .......................................   27
     Option A--Life Annuity with Specified Period Certain.   27
     Option B--Non-Refund Life Annuity....................   27
     Option D--Joint and Survivor Life Annuity............   28
     Option E--Installment Refund Life Annuity............   28
     Option F--Joint and Survivor Life Annuity with
       10-Year Period Certain ............................   28
     Option G--Payments for Specified Period..............   28
     Option H--Payments of Specified Amount...............   28
     Option I--Variable Payment Life Annuity with
       10-Year Period Certain ............................   28
     Option J--Joint Survivor Variable Payment Life
       Annuity with 10-Year Period Certain ...............   28

     Option K--Variable Payment Annuity for a
       Specified Period ..................................   28
     Option L--Variable Payment Life Expectancy
       Annuity............................................   28
     Option M--Unit Refund Variable Payment Life
       Annuity............................................   28
     Option N--Variable Payment Non-Refund Life
       Annuity............................................   28
     Other Options and Rates..............................   28
     Other Conditions.....................................   29
   Payment Upon Death After Maturity Date.................   29
Variable Account Valuation Procedures.....................   29
   Valuation Date.........................................   29
   Valuation Period.......................................   29
   Accumulation Unit Value................................   29
   Net Investment Factor..................................   29
Miscellaneous Provisions..................................   29
   Assignment.............................................   29
   Deferment of Payment ..................................   30
   Free Look Period.......................................   30
   Amendments to Contracts................................   30
   Substitution of Fund Shares............................   30
   Ownership of the Contract..............................   30
Federal Income Taxes......................................   30
   Introduction...........................................   30
   Income Tax Status......................................   31
   Taxation of Annuities in General--Non-Qualified Plans..   31
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   31
     Surrenders or Withdrawals On or After the Contract
       Maturity Date......................................   31
     Penalty Tax on Certain Surrenders and Withdrawals....   31
   Additional Considerations..............................   32
   Diversification Standards .............................   33
   Qualified Plans........................................   33
     Tax Sheltered Annuities ("TSAs") ....................   34
     Keogh Plans..........................................   34
     Individual Retirement Accounts.......................   34
     Corporate Pension and Profit-Sharing Plans...........   35
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Contracts...........................   35
     Seek Tax Advice......................................   35
Sales of Variable Accumulation Contracts..................   36
State Regulation..........................................   36
Reports...................................................   36
Voting Rights.............................................   36
Legal Matters.............................................   36
SAI.......................................................   36
Appendix A--Performance History for Contracts with:
   Benefit Option 1.......................................   37
   Benefit Option 2.......................................   39
Appendix B--The Guaranteed Interest Account...............   41
Appendix C--Deductions for Premium Taxes..................   42

SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT (VA ACCOUNT): Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.


FUNDS: The Phoenix Edge Series Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc., and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before maturity date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Home Life Mutual Insurance Company.

SERIES: A separate investment portfolio of a Fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-Year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-Year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.


VAO: Variable Annuity Operations.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.


VPMO: The Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for Variable Annuity Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                                             ALL SUBACCOUNTS

Sales Charges Imposed on Purchases..........................................................................          None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1....................................................................           7%
    Age of Payment in Complete Years 1-2....................................................................           7%
    Age of Payment in Complete Years 2-3....................................................................           6%
    Age of Payment in Complete Years 3-4....................................................................           6%
    Age of Payment in Complete Years 4-5....................................................................           5%
    Age of Payment in Complete Years 5-6....................................................................           4%
    Age of Payment in Complete Years 6-7....................................................................           3%
    Age of Payment in Complete Years 7 and thereafter.......................................................          None

Subaccount Transfer Charge..................................................................................          None

ANNUAL ADMINISTRATIVE CHARGE

    Maximum.................................................................................................           $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond] Option 1--Return of Premium
    Mortality and Expense Risk Fee..........................................................................          .775%
    Daily Administrative Fee................................................................................          .125%
                                                                                                                     -----
    Total Separate Account Annual Expenses..................................................................          .90  %

[diamond] Option 2--Annual Step-up
Mortality and Expense Risk Fee..............................................................................         1.125%
Daily Administrative Fee....................................................................................          .125%
                                                                                                                     -----

Total Separate Account Annual Expenses......................................................................         1.25  %

1 A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Other Expenses  Total Expenses  Total Expenses
                          Series                           Management   Rule 12b-1      Before          Before           After
                                                              Fees         Fees     Reimbursement1  Reimbursement   Reimbursement(2)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                 .75%         N/A           .26%           1.01%            1.01%
Phoenix-Aberdeen New Asia                                     1.00%         N/A          1.39%           2.39%            1.25%
Phoenix-Bankers Trust Dow 30                                   .35%         N/A          1.40%(4)        1.75%(4)          .50%
Phoenix-Duff & Phelps Real Estate Securities                   .75%         N/A           .56%           1.31%            1.00%
Phoenix-Engemann Capital Growth                                .62%         N/A           .06%            .68%             .68%
Phoenix-Engemann Nifty Fifty                                   .90%         N/A           .53%           1.43%            1.05%
Phoenix-Federated U.S. Government Bond                         .60%         N/A          1.70%(4)        2.30%(4)          .75%
Phoenix-Goodwin Money Market                                   .40%         N/A           .17%            .57%             .55%
Phoenix-Goodwin Multi-Sector Fixed Income                      .50%         N/A           .21%            .71%             .65%
Phoenix-Hollister Value Equity                                 .70%         N/A          1.33%           2.03%             .85%
Phoenix-J.P. Morgan Research Enhanced Index                    .45%         N/A           .30%            .75%             .55%
Phoenix-Janus Equity Income                                    .85%         N/A          1.40%(4)        2.25%(4)         1.00%
Phoenix-Janus Flexible Income                                  .80%         N/A          1.65%(4)        2.45%(4)          .95%
Phoenix-Janus Growth                                           .85%         N/A          1.05%(4)        1.90%(4)         1.00%
Phoenix-Morgan Stanley Focus Equity                            .85%         N/A          1.30%(4)        2.15%(4)         1.00%
Phoenix-Oakhurst Balanced                                      .54%         N/A           .16%            .70%             .70%
Phoenix-Oakhurst Growth and Income                             .70%         N/A           .31%           1.01%             .85%
Phoenix-Oakhurst Strategic Allocation                          .58%         N/A           .12%            .70%             .70%
Phoenix-Schafer Mid-Cap Value                                 1.05%         N/A          1.53%           2.58%            1.20%
Phoenix-Seneca Mid-Cap Growth                                  .80%         N/A          1.24%           2.04%            1.05%
Phoenix-Seneca Strategic Theme                                 .75%         N/A           .22%            .97%             .97%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                      .45%         N/A           .69%           1.15%             .65%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               .60%         N/A           .24%            .84%             .84%
Federated High Income Bond Fund II                             .60%         N/A           .19%            .79%             .79%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           .80%         N/A          1.85%(4)        2.65%(4)           1.15%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2(6)                      .60%        .25%(3)        .19%           1.04%            1.04%
Templeton Asset Strategy Fund--Class 2(5,6)                    .60%        .25%(3)        .18%           1.03%            1.03%
Templeton Developing Markets Securities Fund--Class 2(5,6)    1.25%        .25%(3)        .31%           1.81%            1.81%
Templeton Growth Securities Fund--Class 2(6)                   .83%        .25%(3)        .05%           1.13%            1.13%
Templeton International Securities Fund--Class 2(5,6)          .69%        .25%(3)        .19%           1.13%            1.13%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                          1.00%         N/A          2.45%           3.45%            1.45%
Wanger International Small Cap                                1.25%         N/A           .24%           1.49%            1.49%
Wanger Twenty                                                  .95%         N/A          1.17%           2.12%            1.35%
Wanger U.S. Small Cap                                          .95%         N/A           .07%           1.02%            1.02%
------------------------------------------------------------------------------------------------------------------------------------

1 Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Schafer Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth and Phoenix-Morgan Stanley Focus Equity Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%.
2 Reflects the effect of any management fee waivers and reimbursement of expenses.
3 The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
4 These figures are estimates: these series have been available for less than six months as of the date of this prospectus.
5 On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
6 The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

------------------------------------------------------------------------------------------------------------------------------------
   ESTIMATED ANNUAL EXPENSES FROM  5/1/00                      MANAGEMENT FEES    RULE 12B-1     OTHER EXPENSES     TOTAL OPERATING
                                                                                      FEES                              EXPENSES
------------------------------------------------------- ------------------- ---------------- ----------------- ---------------------
   Mutual Shares Securities Fund - Class 2                           .60%            .25%             .19%               1.04%
   Templeton Asset Strategy Fund - Class 2                           .60%            .25%             .14%                .99%
   Templeton  Developing  Markets  Securities  Fund  - Class 2      1.25%            .25%             .29%               1.79%
   Templeton Growth Securities Fund - Class 2                        .80%            .25%             .05%               1.10%
   Templeton International Securities Fund - Class 2                 .65%            .25%             .20%               1.10%
------------------------------------------------------------------------------------------------------------------------------------

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:
    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 84            $119            $156            $239
Phoenix-Aberdeen New Asia Series................................         98             160             224             372
Phoenix-Bankers Trust Dow 30 Series.............................         91             141             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         87             128             171             270
Phoenix-Engemann Capital Growth Series..........................         81             108             139             204
Phoenix-Engemann Nifty Fifty Series.............................         88             131             177             282
Phoenix-Federated U.S. Government Bond Series...................         97             157             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         79             105             133             192
Phoenix-Goodwin Multi-Sector Fixed Income Series................         81             109             140             207
Phoenix-Hollister Value Equity Series...........................         94             149             207             339
Phoenix-J.P. Morgan Research Enhanced Index Series..............         81             111             142             212
Phoenix-Janus Equity Income Series..............................         96             156             N/A             N/A
Phoenix-Janus Flexible Income Series............................         98             161             N/A             N/A
Phoenix-Janus Growth Series.....................................         93             145             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series......................         95             153             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         81             109             140             206
Phoenix-Oakhurst Growth and Income Series.......................         84             119             156             239
Phoenix-Oakhurst Strategic Allocation Series....................         81             109             140             206
Phoenix-Schafer Mid-Cap Value Series............................        100             165             233             389
Phoenix-Seneca Mid-Cap Growth Series............................         94             149             207             340
Phoenix-Seneca Strategic Theme Series...........................         84             117             154             235
EAFE(R) Equity Index Fund.......................................         85             123             N/A             N/A
Federated Fund for U.S. Government Securities II................         82             113             N/A             N/A
Federated High Income Bond Fund II..............................         82             112             N/A             N/A
Technology Portfolio............................................        100             167             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         84             119             157             242
Templeton Asset Strategy Fund-- Class 2.........................         84             119             157             241
Templeton Developing Markets Securities Fund-- Class 2..........         92             143             196             319
Templeton Growth Securities Fund-- Class 2......................         85             122             162             251
Templeton International Securities Fund-- Class 2...............         85             122             162             251
Wanger Foreign Forty............................................        108             190             273             461
Wanger International Small Cap..................................         89             133             180             288
Wanger Twenty...................................................         95             152             211             348
Wanger U.S. Small Cap...........................................         84             119             156             240

-----------------------------------------------------------------------------------------------------------------------------------

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 84            $119            $111            $239
Phoenix-Aberdeen New Asia Series................................         98             160             179             372
Phoenix-Bankers Trust Dow 30 Series.............................         91             141             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         87             128             126             270
Phoenix-Engemann Capital Growth Series..........................         81             108              94             204
Phoenix-Engemann Nifty Fifty Series.............................         88             131             132             282
Phoenix-Federated U.S. Government Bond Series...................         97             157             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         79             105              88             192
Phoenix-Goodwin Multi-Sector Fixed Income Series................         81             109              95             207
Phoenix-Hollister Value Equity Series...........................         94             149             162             339
Phoenix-J.P. Morgan Research Enhanced Index Series..............         81             111              97             212
Phoenix-Janus Equity Income Series..............................         96             156             N/A             N/A
Phoenix-Janus Flexible Income Series............................         98             161             N/A             N/A
Phoenix-Janus Growth Series.....................................         93             145             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series......................         95             153             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         81             109              95             206
Phoenix-Oakhurst Growth and Income Series.......................         84             119             111             239
Phoenix-Oakhurst Strategic Allocation Series....................         81             109              95             206
Phoenix-Schafer Mid-Cap Value Series............................        100             165             188             389
Phoenix-Seneca Mid-Cap Growth Series............................         94             149             162             340
Phoenix-Seneca Strategic Theme Series...........................         84             117             109             235
EAFE(R) Equity Index Fund.......................................         85             123             N/A             N/A
Federated Fund for U.S. Government Securities II................         82             113             N/A             N/A
Federated High Income Bond Fund II..............................         82             112             N/A             N/A
Technology Portfolio............................................        100             167             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         84             119             112             242
Templeton Asset Strategy Fund-- Class 2.........................         84             119             112             241
Templeton Developing Markets Securities Fund-- Class 2..........         92             143             151             319
Templeton Growth Securities Fund-- Class 2......................         85             122             117             251
Templeton International Securities Fund-- Class 2...............         85             122             117             251
Wanger Foreign Forty............................................        108             190             228             461
Wanger International Small Cap..................................         89             133             135             288
Wanger Twenty...................................................         95             152             166             348
Wanger U.S. Small Cap...........................................         84             119             111             240

-----------------------------------------------------------------------------------------------------------------------------------

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 21            $ 65            $111            $239
Phoenix-Aberdeen New Asia Series................................         35             106             179             372
Phoenix-Bankers Trust Dow 30 Series.............................         28              87             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         24              74             126             270
Phoenix-Engemann Capital Growth Series..........................         18              54              94             204
Phoenix-Engemann Nifty Fifty Series.............................         25              77             132             282
Phoenix-Federated U.S. Government Bond Series...................         34             103             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         16              51              88             192
Phoenix-Goodwin Multi-Sector Fixed Income Series................         18              55              95             207
Phoenix-Hollister Value Equity Series...........................         31              95             162             339
Phoenix-J.P. Morgan Research Enhanced Index Series..............         18              57              97             212
Phoenix-Janus Equity Income Series..............................         33             102             N/A             N/A
Phoenix-Janus Flexible Income Series............................         35             107             N/A             N/A
Phoenix-Janus Growth Series.....................................         30              91             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series......................         32              99             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         18              55              95             206
Phoenix-Oakhurst Growth and Income Series.......................         21              65             111             239
Phoenix-Oakhurst Strategic Allocation Series....................         18              55              95             206
Phoenix-Schafer Mid-Cap Value Series............................         37             111             188             389
Phoenix-Seneca Mid-Cap Growth Series............................         31              95             162             340
Phoenix-Seneca Strategic Theme Series...........................         21              63             109             235
EAFE(R) Equity Index Fund.......................................         22              69             N/A             N/A
Federated Fund for U.S. Government Securities II................         19              59             N/A             N/A
Federated High Income Bond Fund II..............................         19              58             N/A             N/A
Technology Portfolio............................................         37             113             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         21              65             112             242
Templeton Asset Strategy Fund-- Class 2.........................         21              65             112             241
Templeton Developing Markets Securities Fund-- Class 2..........         29              89             151             319
Templeton Growth Securities Fund-- Class 2......................         22              68             117             251
Templeton International Securities Fund-- Class 2...............         22              68             117             251
Wanger Foreign Forty............................................         45             136             228             461
Wanger International Small Cap..................................         26              79             135             288
Wanger Twenty...................................................         32              98             166             348
Wanger U.S. Small Cap...........................................         21              65             111             240

-----------------------------------------------------------------------------------------------------------------------------------


EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 87            $129            $174            $275
Phoenix-Aberdeen New Asia Series................................        101             170             240             403
Phoenix-Bankers Trust Dow 30 Series.............................         95             151             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         90             138             188             304
Phoenix-Engemann Capital Growth Series..........................         84             119             157             241
Phoenix-Engemann Nifty Fifty Series.............................         92             142             194             316
Phoenix-Federated U.S. Government Bond Series...................        100             167             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         83             116             151             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         84             120             158             244
Phoenix-Hollister Value Equity Series...........................         98             159             223             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         85             121             160             248
Phoenix-Janus Equity Income Series..............................        100             166             N/A             N/A
Phoenix-Janus Flexible Income Series............................        102             172             N/A             N/A
Phoenix-Janus Growth Series.....................................         96             156             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series......................         99             163             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         84             120             158             243
Phoenix-Oakhurst Growth and Income Series.......................         87             129             174             275
Phoenix-Oakhurst Strategic Allocation Series....................         84             120             158             243
Phoenix-Schafer Mid-Cap Value Series............................        103             175             249             419
Phoenix-Seneca Mid-Cap Growth Series............................         98             160             224             372
Phoenix-Seneca Strategic Theme Series...........................         87             128             172             271
EAFE(R) Equity Index Fund.......................................         89             133             N/A             N/A
Federated Fund for U.S. Government Securities II................         86             124             N/A             N/A
Federated High Income Bond Fund II..............................         85             123             N/A             N/A
Technology Portfolio............................................        104             177             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         88             130             175             278
Templeton Asset Strategy Fund-- Class 2.........................         88             130             175             277
Templeton Developing Markets Securities Fund-- Class 2..........         95             153             213             351
Templeton Growth Securities Fund-- Class 2......................         89             133             180             287
Templeton International Securities Fund-- Class 2...............         89             133             180             287
Wanger Foreign Forty............................................        112             200             288             489
Wanger International Small Cap..................................         92             143             197             321
Wanger Twenty...................................................         98             162             228             379
Wanger U.S. Small Cap...........................................         88             129             174             276

-----------------------------------------------------------------------------------------------------------------------------------

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 87            $129            $129            $275
Phoenix-Aberdeen New Asia Series................................        101             170             195             403
Phoenix-Bankers Trust Dow 30 Series.............................         95             151             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         90             138             143             304
Phoenix-Engemann Capital Growth Series..........................         84             119             112             241
Phoenix-Engemann Nifty Fifty Series.............................         92             142             149             316
Phoenix-Federated U.S. Government Bond Series...................        100             167             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         83             116             106             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         84             120             113             244
Phoenix-Hollister Value Equity Series...........................         98             159             178             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         85             121             115             248
Phoenix-Janus Equity Income Series..............................        100             166             N/A             N/A
Phoenix-Janus Flexible Income Series............................        102             172             N/A             N/A
Phoenix-Janus Growth Series.....................................         96             156             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series......................         99             163             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         84             120             113             243
Phoenix-Oakhurst Growth and Income Series.......................         87             129             129             275
Phoenix-Oakhurst Strategic Allocation Series....................         84             120             113             243
Phoenix-Schafer Mid-Cap Value Series............................        103             175             204             419
Phoenix-Seneca Mid-Cap Growth Series............................         98             160             179             372
Phoenix-Seneca Strategic Theme Series...........................         87             128             127             271
EAFE(R) Equity Index Fund.......................................         89             133             N/A             N/A
Federated Fund for U.S. Government Securities II................         86             124             N/A             N/A
Federated High Income Bond Fund II..............................         85             123             N/A             N/A
Technology Portfolio............................................        104             177             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         88             130             130             278
Templeton Asset Strategy Fund-- Class 2.........................         88             130             130             277
Templeton Developing Markets Securities Fund-- Class 2..........         95             153             168             351
Templeton Growth Securities Fund-- Class 2......................         89             133             135             287
Templeton International Securities Fund-- Class 2...............         89             133             135             287
Wanger Foreign Forty............................................        112             200             243             489
Wanger International Small Cap..................................         92             143             152             321
Wanger Twenty...................................................         98             162             183             379
Wanger U.S. Small Cap...........................................         88             129             129             276

-----------------------------------------------------------------------------------------------------------------------------------

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix-Aberdeen International Series...........................       $ 24            $ 75            $129            $275
Phoenix-Aberdeen New Asia Series................................         38             116             195             403
Phoenix-Bankers Trust Dow 30 Series.............................         32              97             N/A             N/A
Phoenix-Duff & Phelps Real Estate Securities Series.............         27              84             143             304
Phoenix-Engemann Capital Growth Series..........................         21              65             112             241
Phoenix-Engemann Nifty Fifty Series.............................         29              88             149             316
Phoenix-Federated U.S. Government Bond Series...................         37             113             N/A             N/A
Phoenix-Goodwin Money Market Series.............................         20              62             106             230
Phoenix-Goodwin Multi-Sector Fixed Income Series................         21              66             113             244
Phoenix-Hollister Value Equity Series...........................         35             105             178             371
Phoenix-J.P. Morgan Research Enhanced Index Series..............         22              67             115             248
Phoenix-Janus Equity Income Series..............................         37             112             N/A             N/A
Phoenix-Janus Flexible Income Series............................         39             118             N/A             N/A
Phoenix-Janus Growth Series.....................................         33             102             N/A             N/A
Phoenix-Morgan Stanley Focus Equity Series......................         36             109             N/A             N/A
Phoenix-Oakhurst Balanced Series................................         21              66             113             243
Phoenix-Oakhurst Growth and Income Series.......................         24              75             129             275
Phoenix-Oakhurst Strategic Allocation Series....................         21              66             113             243
Phoenix-Schafer Mid-Cap Value Series............................         40             121             204             419
Phoenix-Seneca Mid-Cap Growth Series............................         35             106             179             372
Phoenix-Seneca Strategic Theme Series...........................         24              74             127             271
EAFE(R) Equity Index Fund.......................................         26              79             N/A             N/A
Federated Fund for U.S. Government Securities II................         23              70             N/A             N/A
Federated High Income Bond Fund II..............................         22              69             N/A             N/A
Technology Portfolio............................................         41             123             N/A             N/A
Mutual Shares Securities Fund-- Class 2.........................         25              76             130             278
Templeton Asset Strategy Fund-- Class 2.........................         25              76             130             277
Templeton Developing Markets Securities Fund-- Class 2..........         32              99             168             351
Templeton Growth Securities Fund-- Class 2......................         26              79             135             287
Templeton International Securities Fund-- Class 2...............         26              79             135             287
Wanger Foreign Forty............................................         49             146             243             489
Wanger International Small Cap..................................         29              89             152             321
Wanger Twenty...................................................         35             108             183             379
Wanger U.S. Small Cap...........................................         25              75             129             276
-----------------------------------------------------------------------------------------------------------------------------------

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses. Please note that the .05% charge for the Enhanced Option 1 Rider is not included in the tables above.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.


    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will control.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying Fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. Please refer to "Appendix B" for a detailed discussion of the GIA.

    You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES
FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES
FROM THE CONTRACT VALUE
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in      0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------
          o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond] Administrative Charge--maximum of $35 each year.

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the benefit option selected. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contact value upon annuitization.
          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."
[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

BENEFIT OPTIONS

[diamond] The contract offers two benefit options. You select the benefit option that best meets your financial needs.


          Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Benefit Options Table on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE
    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

BENEFIT OPTIONS TABLE

----------------------------------------------------------------------------------------------------------------------------------
                               OPTION 1                         OPTIONAL BENEFITS                OPTION 2
----------------------------------------------------------------------------------------------------------------------------------
COMPONENT                      RETURN OF                        ENHANCED                         ANNUAL
                               PREMIUM                          OPTION 1 RIDER                   STEP-UP
----------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Fee(1) .775%                            N/A                              1.125%
----------------------------------------------------------------------------------------------------------------------------------
Rider Charge                     N/A                             .05%                             N/A
----------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount         CONTRACT YEAR 1:                 CONTRACT YEAR 1:                 CONTRACT YEAR 1:
                               10% of the contract value as of  10% of the contract value as of  10% of the contract value as of
                               the date of withdrawal           the date of withdrawal           the date of withdrawal

                               CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:
                               10% of the last contract         10% of the last contract         10% of the last contract
                               anniversary value                anniversary value PLUS any       anniversary value PLUS any
                                                                unused percentage from prior     unused percentage from prior
                                                                years may be carried forward to  years may be carried forward to the then current contract year,  the then current contract year,
                                                                up to a maximum of 30% of your   up to a  maximum of 30% of your
                                                                contract value as of the last    contract value as of the last
                                                                contract anniversary             contract anniversary
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the date   THE GREATER OF:                  THE GREATEST OF:                 THE GREATEST OF:
of death of the Annuitant who  1. the sum of 100% of            1. the sum of 100% of premium    1. the sum of 100% of premium
has not yet attained age 80       premium payments less            payments less adjusted           payments less adjusted
                                  adjusted partial withdrawals     partial withdrawals on the       partial withdrawals on the
                                  on the claim date; or            claim date; or                   claim date; or
                               2. the contract value on the     2. the contract value on the     2. the contract value on the
                                  claim date                       claim date; or                   claim date; or
                                                                3. the 7 Year Step-up Amount on  3. the Annual Step-up Amount on
                                                                   the claim date.                  the claim date.
----------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on the date   THE GREATER OF:                  THE GREATER OF:                  THE GREATER OF:
of death of the Annuitant who  1. the sum of 100% of premium    1. the death benefit in effect   1. the death benefit in effect
has attained age 80               payments less adjusted           at the end of the last           at the end of the
                                  partial withdrawals on the       7-year period prior to the       immediately preceding
                                  claim date; or                   Annuitant turning age 80,        Contract year prior to the
                               2. the contract value on            plus the sum of 100% of          Annuitant turning age 80,
                                  the claim date                   premium payments less            plus the sum of 100% of
                                                                   adjusted partial withdrawals     premium payments less
                                                                   made since the Contract Year     adjusted partial withdrawals
                                                                   that the Annuitant reached       made since the Contract Year
                                                                   Age 80; or                       that the Annuitant reached
                                                                2. the contract value on the        Age 80; or
                                                                   claim date                    2. the contract value on the
                                                                                                    claim date
----------------------------------------------------------------------------------------------------------------------------------
1 See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
2 See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.


                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
         (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT
                             THE INDICATED PERIOD)
    The subaccounts commenced operations as of the date of this Prospectus; therefore, data for these subaccounts is not yet available.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our executive office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix sells variable annuity contracts through our own field force of agents and through brokers. On April 17, 2000, the Board of Directors of Phoenix Home Life Mutual Insurance Company authorized management to develop a plan for conversion from a mutual to a publicly traded stock company. If such a plan is developed and adopted by the Board, it would be subject to the approval of the New York Insurance Department and other regulators and submitted to policyholders for approval. The plan would go into effect only after all these requirements had been met. There is no assurance that any such plan will be adopted, and if adopted, there is no guarantee as to the amount or nature of consideration to eligible policyholders.


    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of Phoenix or the Account.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
THE PHOENIX EDGE SERIES FUND
    Certain subaccounts invest in corresponding Series of The Phoenix Edge Series Fund. The following Series are currently available:


    Phoenix-Aberdeen International Series: The investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the series is to seek long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.


    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIEs: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    A certain subaccount invests in a corresponding series of the Deutsche Asset Management VIT Funds. The following series is currently available:

    EAFE(R) EQUITY INDEX FUND: The series seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The series invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain  subaccounts  invest  in  corresponding   series  of  the  Federated
Insurance Series. The following series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    A certain subaccount invests in a corresponding series of The Universal Institutional Funds, Inc. The following series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Certain subaccounts invest in Class 2 shares of the corresponding fund of the Franklin Templeton Variable Insurance Products Trust. The following funds are currently available:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

WANGER ADVISORS TRUST
    Certain subaccounts invest in corresponding series of the Wanger Advisors Trust. The following series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither we nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is an investment advisor to the following series in The Phoenix Edge Series Fund:

          o Phoenix-Goodwin Money Market Series
          o Phoenix-Goodwin Multi-Sector Fixed Income
            Series
          o Phoenix-Hollister Value Equity Series
          o Phoenix-Oakhurst Balanced Series
          o Phoenix-Oakhurst Growth and Income Series
          o Phoenix-Oakhurst Strategic Allocation Series

    Based on subadvisory agreements with the fund, PIC as an investment advisor delegates certain investment decisions and research functions to subadvisors for the following series:

[diamond] Phoenix-Aberdeen International Advisors, LLC ("PAIA")
          o Phoenix-Aberdeen International Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          o Phoenix-Engemann Capital Growth Series
          o Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC
          o Phoenix-Seneca Mid-Cap Growth Series
          o Phoenix-Seneca Strategic Theme Series

    Phoenix Variable Advisors, Inc. ("PVA") is also an investment advisor to The Phoenix Edge Series Fund. Based on subadvisory agreements with the fund, PVA delegates certain investment decisions and research functions to the following subadvisors for each series listed:

[diamond] Bankers Trust Company
          o   Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          o   Phoenix-Federated U.S. Government Bond Series

[diamond] J.P. Morgan Investment Management, Inc.
          o   Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond] Janus Capital Corporation
          o   Phoenix-Janus Equity Income Series
          o   Phoenix-Janus Flexible Income Series
          o   Phoenix-Janus Growth Series

[diamond] Morgan Stanley Asset Management
          o   Phoenix-Morgan Stanley Focus Equity Series

[diamond] Schafer Capital Management, Inc.
          o   Phoenix-Schafer Mid-Cap Value Series.

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is PAIA. Pursuant to subadvisory agreements with the fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.

    The other investment advisors and their respective funds are:

[diamond] Bankers Trust Company
          o EAFE(R) Equity Index Fund

[diamond] Federated Investment Management Company
          o Federated Fund for U.S. Government Securities II
          o Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          o Mutual Shares Securities Fund

[diamond] Morgan Stanley Asset Management
          o Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          o Templeton Developing Markets Securities Fund

[diamond] Templeton Global Advisors Limited
          o Templeton Growth Securities Fund

[diamond] Templeton Investment Counsel Inc.
          o Templeton Asset Strategy Fund
          o Templeton International Securities Fund

[diamond] Wanger Asset Management, L.P.
          o Wanger Foreign Forty
          o Wanger International Small Cap
          o Wanger Twenty
          o Wanger U.S. Small Cap

SERVICES OF THE ADVISORS
The advisors continual furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:

[diamond] OPTION 1

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value

[diamond] ENHANCED OPTION 1 RIDER

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] OPTION 2

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary


    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

-------------------------------------------------------------
Percent              7%   7%   6%   6%   5%   4%   3%   0%
-------------------------------------------------------------
Age of Payment in    0    1    2    3    4    5    6    7+
Complete Years
-------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.


The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:


-------------------------------------------------------------
      Option 1 - Return             Option 2 - Annual
          of Premium                     Step-up
-------------------------------------------------------------
            0.775%                        1.125%
-------------------------------------------------------------


    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
We make a daily deduction from Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA.)

ADMINISTRATIVE CHARGE
We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts and GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and GIA by writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.


    Because excessive trading can hurt Fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VAO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no cost to participate in this program.


    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.


    Asset Rebalancing does not permit transfers to or from the GIA. There is no cost to participate in this program.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

ENHANCED OPTION 1 RIDER
Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

       a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

       b. the contract value on the claim date; or

       c. the 7-Year Step-up amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:


        a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b. the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.


NURSING HOME WAIVER
After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.


    There is no charge for this additional benefit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options)

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.


PAYMENT AMOUNT BEFORE AGE 80
    Upon the Death of the Annuitant or Owner/Annuitant who has not yet Reached Age 80.

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          a) 100% of payments, less Adjusted Partial Withdrawals; and

          b) the Contract Value on the Claim Date.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          a) 100% of payments, less Adjusted Partial Withdrawals; or

          b) the Contract Value on the Claim Date; and

          c) the Annual Step-up Amount on the Claim Date.

PAYMENT AMOUNT AFTER AGE 80
    After the Annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. the sum of 100% of premium payments less Adjusted Partial Withdrawals on the Claim Date; or

          2. the Contract Value on the Claim Date.

[diamond] ENHANCED OPTION 1 RIDER
          After the Annuitant's 80th birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the Annuitant turning age 80, plus the sum of 100% of premium payments less Adjusted Partial Withdrawals made since the Contract Year that the Annuitant reached Age 80; or

          2. the Contract Value on the Claim Date.

          This rider is be available at an annual cost of .05%.

    This charge is assessed against the initial payment at issue and subsequently is taken against the Contract Value at the beginning of each Contract Year on the Contract anniversary.

[diamond] OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. the death benefit in effect prior to the Annuitant turning age 80, plus the sum of 100% of premium payments less Adjusted Partial Withdrawals made since the Contract Year that the Annuitant reached Age 80; or

          2. the Contract Value on the Claim Date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; and
          o the Contract Value on the Claim Date.

          BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
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    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH
10-YEAR PERIOD CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the NYSE is open for trading. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the Funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to that Account. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS
DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a Joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the

Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS
DIVERSIFICATION REGULATIONS
     To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life

(or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM
QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
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    The principal underwriter of the contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell Phoenix annuity contracts. Both WSG and PEPCO are indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.

STATE REGULATION
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    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
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    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
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    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
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    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this Prospectus.

SAI
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    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A-1
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 1
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    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


   THE SUBACCOUNTS COMMENCED OPERATIONS AS OF THE DATE OF THIS PROSPECTUS, THEREFORE, NO AVERAGE ANNUAL TOTAL RETURN DATA ARE AVAILABLE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical contract owner's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical contract owner's account's original unit. The following is an example of how these yield quotations are calculated:

Example:
Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:........................ $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:....................................  1.000828
Calculation:
  Ending account value........................................  1.000828
  Less beginning value........................................  1.000000
  Net change in account value.................................  0.000828
Base period return:
  (adjusted change/beginning account value)...................  0.000828
Current yield = return x (365/7)..............................    4.32%
Effective yield = [(1 + return)(365/7)] -1....................    4.41%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average(SM), the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average(SM), First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-2
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 2
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    THE SUBACCOUNTS COMMENCED OPERATIONS AS OF THE DATE OF THIS PROSPECTUS, THEREFORE, NO AVERAGE ANNUAL TOTAL RETURN DATA ARE AVAILABLE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical contract owner's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical contract owner's account's original unit. The following is an example of how these yield quotations are calculated:

Example:
Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:................         $1.000000
Value of the same account (excluding capital changes) at the
  end of the 7-day period:............................          1.000761
Calculation:
  Ending account value................................          1.000761
  Less beginning value................................          1.000000
  Net change in account value.........................          0.000761
Base period return:
  (adjusted change/beginning account value)...........          0.000761
Current yield = return x (365/7)......................            3.97%
Effective yield = [(1 + return)(365/7)] -1..............          4.05%


    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average(SM), the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average(SM), First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to annuitants under the contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 3% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of 1 full year from the date of deposit. Upon expiration of the initial 1-year guarantee period (and each subsequent 1-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of 1 full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, contract owners and shareholders.

    Excess interest, if any, will be credited on the GIA contract value. Phoenix guarantees that, at any time, the GIA contract value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the owner surrenders the contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

   For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 6-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

           Year One: 25%  Year Two: 33%  Year Three: 50%  Year Four: 100%

APPENDIX C
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE1       ANNUITIZATION        NON-QUALIFIED      QUALIFIED

California ..........................................                             X                   2.35%            0.50%

Kentucky(2)..........................................

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

1 "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or maturity date.

2 Effective January 1, 2000, Kentucky no longer imposes Premium Tax on variable annuities.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     [VERSION A]


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                            PHOENIX VARIABLE ANNUITY
One American Row                                        MAIL OPERATIONS ("VAMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2000. You may obtain a copy of the prospectus without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address and telephone number.


                                TABLE OF CONTENTS

                                                                         PAGE

Underwriter........................................................       B-2

Calculation of Yield and Return....................................       B-2

Calculation of Annuity Payments ...................................       B-3

Experts ...........................................................       B-4

Financial Statements...............................................       B-5

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of Phoenix Home Life Mutual Insurance Company ("Phoenix"), offers these contracts on a continuous basis. During the fiscal years ended December 31, 1997, 1998 and 1999, PEPCO was paid $21.4, $22.1 and $13.9 million, respectively, and retained $0 for sales of these contracts.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:
    The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 1999:

EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:....  $2.313829
Value of the same account (excluding capital
   changes) at the end of the 7-day period:............   2.315589
Calculation:
   Ending account value................................   2.315589
   Less beginning account value........................   2.313829
   Net change in account value.........................   0.001760
Base period return:
   (adjusted change/beginning account value)...........   0.000761
Current yield = return x (365/7) =.....................      3.97%
Effective yield = [(1 + return)(365/7)] -1 =...........      4.04%

EXAMPLE FOR BIG EDGE CHOICE FOR NEW YORK
  (REFLECTS DAILY ADMINISTRATIVE FEE):
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:....  $1.057345
Value of the same account (excluding capital
  changes) at the end of the 7-day period:.............   1.058124
Calculation:
   Ending account value................................   1.058124
   Less beginning account value........................   1.057345
   Net change in account value.........................   0.000779
Base period return:
   (adjusted change/beginning account value)...........   0.000737
Current yield = return x (365/7) =.....................      3.84%
Effective yield = [(1 + return)(365/7)] -1 =...........      3.91%

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial AverageSM (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      Stanger's Investment Adviser
      The Stanger Register
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial AverageSM (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.


VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix Home Life Variable Accumulation Account as of December 31, 1999 and for the year then ended and the consolidated financial statements of Phoenix Home Life Mutual Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included herein have been so included in reliance on the respective reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    PricewaterhouseCoopers LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.










1 The Dow Jones Industrial AverageSM (DJIASM) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIASM.

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. As of December 31, 1999 it contained 376 industrial, 41 utility, 72 financial and 11 transportation issues. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHOENIX HOME LIFE VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                               GOODWIN MONEY MARKET              ENGEMANN CAPITAL GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $  7,783,704     $  92,329,629     $  38,093,870     $  740,200,904
                                                         ============     =============     =============     ==============
       Investments at market                             $  7,783,704     $  92,329,629     $  86,275,749     $1,244,452,891
                                                         ------------     -------------     -------------     --------------
             Total assets                                   7,783,704        92,329,629        86,275,749      1,244,452,891
LIABILITIES
       Accrued expenses to related party                        6,160            95,716            70,480          1,276,718
                                                         ------------     -------------     -------------     --------------
NET ASSETS                                               $  7,777,544     $  92,233,913     $  86,205,269     $1,243,176,173
                                                         ============     =============     =============     ==============
Accumulation units outstanding                              3,252,604        39,831,721         4,717,583         70,239,237
                                                         ============     =============     =============     ==============
Unit value                                               $   2.391174     $    2.315589     $   18.273184     $    17.699170
                                                         ============     =============     =============     ==============


                                                        GOODWIN MULTI-SECTOR FIXED INCOME    OAKHURST STRATEGIC ALLOCATION
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $  7,926,753     $  86,142,859     $  40,160,983     $  214,119,601
                                                         ============     =============     =============     ==============
       Investments at market                             $  7,069,449     $  78,545,382     $  60,807,226     $  262,084,544
                                                         ------------     -------------     -------------     --------------
             Total assets                                   7,069,449        78,545,382        60,807,226        262,084,544
LIABILITIES
       Accrued expenses to related party                        6,616            84,237            51,188            275,994
                                                         ------------     -------------     -------------     --------------
NET ASSETS                                               $  7,062,833     $  78,461,145     $  60,756,038     $  261,808,550
                                                         ============     =============     =============     ==============
Accumulation units outstanding                              1,723,322        19,759,595        10,148,047         45,169,237
                                                         ============     =============     =============     ==============
Unit value                                               $   4.098383     $    3.970787     $    5.986968     $     5.796169
                                                         ============     =============     =============     ==============


                                                             ABERDEEN INTERNATIONAL                  OAKHURST BALANCED
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $  4,081,388     $ 112,059,108     $   4,222,804     $  146,740,701
                                                         ============     =============     =============     ==============
       Investments at market                             $  6,291,479     $ 158,443,500     $   5,750,642     $  191,919,244
                                                         ------------     -------------     -------------     --------------
             Total assets                                   6,291,479       158,443,500         5,750,642        191,919,244
LIABILITIES
       Accrued expenses to related party                        5,129           161,738             4,816            202,622
                                                         ------------     -------------     -------------     --------------
NET ASSETS                                               $  6,286,350     $ 158,281,762     $   5,745,826     $  191,716,622
                                                         ============     =============     =============     ==============
Accumulation units outstanding                              2,159,163        55,670,085         2,514,988         85,532,198
                                                         ============     =============     =============     ==============
Unit value                                               $   2.911475     $    2.843210     $    2.284634     $     2.241456
                                                         ============     =============     =============     ==============


                                                                DUFF & PHELPS REAL
                                                              ESTATE SECURITIES THEME                SENECA STRATEGIC
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $    183,131     $  10,977,527     $   2,083,882     $   44,860,704
                                                         ============     =============     =============     ==============
       Investments at market                             $    190,814     $  12,546,870     $   2,837,384     $   70,420,902
                                                         ------------     -------------     -------------     --------------
             Total assets                                     190,814        12,546,870         2,837,384         70,420,902
LIABILITIES
       Accrued expenses to related party                          152            12,481             2,264             69,849
                                                         ------------     -------------     -------------     --------------
NET ASSETS                                               $    190,662     $  12,534,389     $   2,835,120     $   70,351,053
                                                         ============     =============     =============     ==============
Accumulation units outstanding                                128,017         8,407,633         1,023,370         25,471,372
                                                         ============     =============     =============     ==============
Unit value                                               $   1.489341     $    1.490835     $    2.770376     $     2.761966
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-6

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (CONTINUED)

                                                                 ABERDEEN NEW ASIA
                                                                    SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE
                                                         -------------------------------
ASSETS
       Investments at cost                               $     49,475     $   9,124,351
                                                         ============     =============
       Investments at market                             $     45,264     $   8,619,457
                                                         ------------     -------------
             Total assets                                      45,264         8,619,457
LIABILITIES
       Accrued expenses to related party                           37             9,062
                                                         ------------     -------------
NET ASSETS                                               $     45,227     $   8,610,395
                                                         ============     =============
Accumulation units outstanding                                 47,910         9,184,647
                                                         ============     =============
Unit value                                               $   0.943998     $    0.937477
                                                         ============     =============


                                                                      RESEARCH ENHANCED INDEX
                                                                            SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          SIP
                                                         ------------------------------------------------
ASSETS
       Investments at cost                               $  1,313,300     $  26,913,475     $   5,431,687
                                                         ============     =============     =============
       Investments at market                             $  1,694,337     $  35,942,440     $   6,292,037
                                                         ------------     -------------     -------------
             Total assets                                   1,694,337        35,942,440         6,292,037
LIABILITIES
       Accrued expenses to related party                        1,419            37,645                 -
                                                         ------------     -------------     -------------
NET ASSETS                                               $  1,692,918     $  35,904,795     $   6,292,037
                                                         ============     =============     =============
Accumulation units outstanding                              1,082,078        22,356,809           437,452
                                                         ============     =============     =============
Unit value                                               $   1.564506     $    1.605989     $   14.383384
                                                         ============     =============     =============


                                                               ENGEMANN NIFTY FIFTY               SENECA MID-CAP GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $    600,242     $  16,475,619     $     240,409     $   6,077,361
                                                         ============     =============     =============     =============
       Investments at market                             $    753,483     $  21,654,718     $     311,552     $   9,118,999
                                                         ------------     -------------     -------------     -------------
             Total assets                                     753,483        21,654,718           311,552         9,118,999
LIABILITIES
       Accrued expenses to related party                          690            21,934               222             8,342
                                                         ------------     -------------     -------------
NET ASSETS                                               $    752,793     $  21,632,784     $     311,330     $   9,110,657
                                                         ============     =============     =============     =============
Accumulation units outstanding                                460,695        13,261,784           198,527         5,256,186
                                                         ============     =============     =============     =============
Unit value                                               $   1.634039     $    1.631212     $    1.568195     $    1.733321
                                                         ============     =============     =============     =============


                                                           OAKHURST GROWTH AND INCOME             HOLLISTER VALUE EQUITY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $  1,369,229     $  27,024,176     $      64,676     $   5,742,568
                                                         ============     =============     =============     =============
       Investments at market                             $  1,586,962     $  32,946,980     $      73,754     $   6,915,799
                                                         ------------     -------------     -------------     -------------
             Total assets                                   1,586,962        32,946,980            73,754         6,915,799
LIABILITIES
       Accrued expenses to related party                        1,332            34,234                60             7,049
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $  1,585,630     $  32,912,746     $      73,694     $   6,908,750
                                                         ============     =============     =============     =============
Accumulation units outstanding                              1,145,677        23,887,788            57,567         5,131,031
                                                         ============     =============     =============     =============
Unit value                                               $   1.384011     $    1.377806     $    1.280124     $    1.346464
                                                         ============     =============     =============     =============


                       See Notes to Financial Statements
                                       B-7

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (CONTINUED)

                                                               SCHAFER MID-CAP VALUE               WANGER U.S. SMALL CAP
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $     54,526     $   4,290,437     $   2,865,562     $ 102,103,666
                                                         ============     =============     =============     =============
       Investments at market                             $     42,877     $   3,363,320     $   5,242,788     $ 177,542,630
                                                         ------------     -------------     -------------     -------------
             Total assets                                      42,877         3,363,320         5,242,788       177,542,630
LIABILITIES
       Accrued expenses to related party                           35             3,477             4,265           180,378
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $     42,842     $   3,359,843     $   5,238,523     $ 177,362,252
                                                         ============     =============     =============     =============
Accumulation units outstanding                                 56,187         4,324,044         1,825,391        62,519,426
                                                         ============     =============     =============     =============
Unit value                                               $   0.762501     $    0.777014     $    2.869808     $    2.836914
                                                         ============     =============     =============     =============


                                                         WANGER INTERNATIONAL SMALL CAP               TEMPLETON STOCK
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $  1,852,690     $  52,404,881     $      58,780     $   6,927,179
                                                         ============     =============     =============     =============
       Investments at market                             $  4,968,956     $ 149,663,002     $      64,848     $   6,978,686
                                                         ------------     -------------     -------------     -------------
             Total assets                                   4,968,956       149,663,002            64,848         6,978,686
LIABILITIES
       Accrued expenses to related party                        3,810           143,169                56             7,296
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $  4,965,146     $ 149,519,833     $      64,792     $   6,971,390
                                                         ============     =============     =============     =============
Accumulation units outstanding                              1,216,111        34,350,995            47,779         5,172,813
                                                         ============     =============     =============     =============
Unit value                                               $   4.082806     $    4.352708     $    1.356090     $    1.347698
                                                         ============     =============     =============     =============


                                                           TEMPLETON ASSET ALLOCATION             TEMPLETON INTERNATIONAL
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $    160,131     $   4,805,347     $     230,469     $   8,014,818
                                                         ============     =============     =============     =============
       Investments at market                             $    168,369     $   4,982,051     $     257,564     $   8,798,512
                                                         ------------     -------------     -------------     -------------
             Total assets                                     168,369         4,982,051           257,564         8,798,512
LIABILITIES
       Accrued expenses to related party                          138             5,171               208             9,008
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $    168,231     $   4,976,880     $     257,356     $   8,789,504
                                                         ============     =============     =============     =============
Accumulation units outstanding                                127,798         3,646,264           200,522         6,231,981
                                                         ============     =============     =============     =============
Unit value                                               $   1.316383     $    1.364926     $    1.283429     $    1.410387
                                                         ============     =============     =============     =============


                                                          TEMPLETON DEVELOPING MARKETS           MUTUAL SHARES INVESTMENTS
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $    732,975     $   4,726,239     $         -       $     425,896
                                                         ============     =============     =============     =============
       Investments at market                             $    578,907     $   4,023,505     $         -       $     437,844
                                                         ------------     -------------     -------------     -------------
             Total assets                                     578,907         4,023,505               -             437,844
LIABILITIES
       Accrued expenses to related party                          458             4,051               -                 444
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $    578,449     $   4,019,454     $         -       $     437,400
                                                         ============     =============     =============     =============
Accumulation units outstanding                                721,184         5,108,838               -             399,375
                                                         ============     =============     =============     =============
Unit value                                               $   0.802082     $    0.786765     $         -       $    1.095211
                                                         ============     =============     =============     =============


                       See Notes to Financial Statements
                                       B-8

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (CONTINUED)

                                                                   WANGER TWENTY                   WANGER FOREIGN FORTY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $     21,571     $   2,260,540     $         -       $   1,562,280
                                                         ============     =============     =============     =============
       Investments at market                             $     23,215     $   2,627,072     $         -       $   2,381,890
                                                         ------------     -------------     -------------     -------------
             Total assets                                      23,215         2,627,072               -           2,381,890
LIABILITIES
       Accrued expenses to related party                           21             2,588               -               1,937
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $     23,194     $   2,624,484     $         -       $   2,379,953
                                                         ============     =============     =============     =============
Accumulation units outstanding                                 21,375         1,976,133               -           1,308,464
                                                         ============     =============     =============     =============
Unit value                                               $   1.085125     $    1.328090     $         -       $    1.818890
                                                         ============     =============     =============     =============


                                                                 EAFE EQUITY INDEX                 BANKERS TRUST DOW 30
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $     22,723     $     192,066     $         -       $   5,016,869
                                                         ============     =============     =============     =============
       Investments at market                             $     25,443     $     210,406     $         -       $   5,136,919
                                                         ------------     -------------     -------------     -------------
             Total assets                                      25,443           210,406               -           5,136,919
LIABILITIES
       Accrued expenses to related party                           20               204               -               2,768
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $     25,423     $     210,202     $         -       $   5,134,151
                                                         ============     =============     =============     =============
Accumulation units outstanding                                 21,602           172,933               -           5,010,697
                                                         ============     =============     =============     =============
Unit value                                               $   1.176884     $    1.215511     $         -       $    1.024638
                                                         ============     =============     =============     =============


                                                               FEDERATED U.S. GOV'T               FEDERATED HIGH INCOME
                                                                   SECURITIES II                       BOND FUND II
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $        -       $   1,788,110     $         -       $     160,012
                                                         ============     =============     =============     =============
       Investments at market                             $        -       $   1,791,671     $         -       $     161,849
                                                         ------------     -------------     -------------     -------------
             Total assets                                         -           1,791,671               -             161,849
LIABILITIES
       Accrued expenses to related party                          -               1,625               -                 114
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $        -       $   1,790,046     $         -       $     161,735
                                                         ============     =============     =============     =============
Accumulation units outstanding                                    -           1,801,739               -             160,570
                                                         ============     =============     =============     =============
Unit value                                               $        -       $    0.993510     $         -       $    1.007259
                                                         ============     =============     =============     =============


                                                            FEDERATED U.S. GOV'T BOND              JANUS EQUITY INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $        -       $   5,081,219     $         -       $   2,009,352
                                                         ============     =============     =============     =============
       Investments at market                             $        -       $   4,993,337     $         -       $   2,126,626
                                                         ------------     -------------     -------------     -------------
             Total assets                                         -           4,993,337               -           2,126,626
LIABILITIES
       Accrued expenses to related party                          -               2,709               -               1,129
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $        -       $   4,990,628     $         -       $   2,125,497
                                                         ============     =============     =============     =============
Accumulation units outstanding                                    -           5,067,873               -           2,008,927
                                                         ============     =============     =============     =============
Unit value                                               $        -       $    0.984758     $         -       $    1.058026
                                                         ============     =============     =============     =============


                       See Notes to Financial Statements
                                       B-9

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (CONTINUED)

                                                                   JANUS GROWTH                    JANUS FLEXIBLE INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $     61,857     $   2,197,957     $         -       $   5,010,500
                                                         ============     =============     =============     =============
       Investments at market                             $     62,621     $   2,320,277     $         -       $   5,001,189
                                                         ------------     -------------     -------------     -------------
             Total assets                                      62,621         2,320,277               -           5,001,189
LIABILITIES
       Accrued expenses to related party                            5             1,159               -               2,739
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $     62,616     $   2,319,118     $         -       $   4,998,450
                                                         ============     =============     =============     =============
Accumulation units outstanding                                 61,857         2,189,036               -           5,000,000
                                                         ============     =============     =============     =============
Unit value                                               $   1.012270     $    1.059424     $         -       $    0.999690
                                                         ============     =============     =============     =============


                                                          MORGAN STANLEY FOCUS EQUITY              TECHNOLOGY PORTFOLIO
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
ASSETS
       Investments at cost                               $        -       $   5,004,223     $     162,736      $    190,443
                                                         ============     =============     =============     =============
       Investments at market                             $        -       $   5,319,791     $     167,890      $    196,436
                                                         ------------     -------------     -------------     -------------
             Total assets                                         -           5,319,791           167,890           196,436
LIABILITIES
       Accrued expenses to related party                          -               2,829                36                31
                                                         ------------     -------------     -------------     -------------
NET ASSETS                                               $        -       $   5,316,962     $     167,854      $    196,405
                                                         ============     =============     =============     =============
Accumulation units outstanding                                    -           5,004,002           162,736           182,829
                                                         ============     =============     =============     =============
Unit value                                               $        -       $    1.062542     $    1.031446      $   1.074255
                                                         ============     =============     =============     =============




                       See Notes to Financial Statements
                                       B-10

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                     ENGEMANN CAPITAL
                                                                GOODWIN MONEY MARKET              ENGEMANN CAPITAL GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $    343,216     $   3,937,445     $     178,966     $   2,631,560
Expenses
       Mortality, expense risk and
         administrative charges                                72,876         1,040,690           759,867        14,059,496
                                                         ------------     -------------     -------------     -------------
Net investment income (loss)                                  270,340         2,896,755          (580,901)      (11,427,936)
                                                         ------------     -------------     -------------     -------------
Net realized gain (loss) from share transactions                  -                 -           3,569,186        44,780,556
Net realized gain distribution from Fund                          -                 -           6,576,656        95,363,471
Net unrealized appreciation (depreciation) on
  investment                                                      -                 -           9,945,382       153,750,340
                                                         ------------     -------------     -------------     -------------
Net gain (loss) on investments                                    -                 -          20,091,224       293,894,367
                                                         ------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
  from operations                                        $    270,340     $   2,896,755     $  19,510,323     $ 282,466,431
                                                         ============     =============     =============     =============


                                                              GOODWIN MULTI-SECTOR                   OAKHURST STRATEGIC
                                                                  FIXED INCOME                          ALLOCATION
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $    657,630     $   6,875,287     $   1,344,569     $   5,910,341
Expenses
       Mortality, expense risk and
         administrative charges                                85,689         1,081,948           611,971         3,416,303
                                                         ------------     -------------     -------------     -------------
Net investment income (loss)                                  571,941         5,793,339           732,598         2,494,038
                                                         ------------     -------------     -------------     -------------
Net realized gain (loss) from share transactions                1,207        (2,129,415)        1,295,305         6,288,118
Net realized gain distribution from Fund                          -                 -           3,017,692        13,093,583
Net unrealized appreciation (depreciation) on
  investment                                                 (150,200)         (132,847)          773,278         2,826,603
                                                         ------------     -------------     -------------     -------------
Net gain (loss) on investments                               (148,993)       (2,262,262)        5,086,275        22,208,304
                                                         ------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
  from operations                                        $    422,948     $   3,531,077     $   5,818,873     $  24,702,342
                                                         ============     =============     =============     =============


                                                              ABERDEEN INTERNATIONAL                 OAKHURST BALANCED
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                               VA1        VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $    135,320     $   3,364,859      $    135,859     $   4,664,369
Expenses
       Mortality, expense risk and
         administrative charges                                58,806         1,808,418            55,597         2,438,010
                                                         ------------     -------------     -------------     -------------
Net investment income (loss)                                   76,514         1,556,441            80,262         2,226,359
                                                         ------------     -------------     -------------     -------------
Net realized gain (loss) from share transactions               46,764         1,145,890            24,811         3,962,491
Net realized gain distribution from Fund                      762,535        19,016,672           199,798         6,712,843
Net unrealized appreciation (depreciation) on
  investment                                                  577,954        14,481,344           261,079         5,784,576
                                                         ------------     -------------     -------------     -------------
Net gain (loss) on investments                              1,387,253        34,643,906           485,688        16,459,910
                                                         ------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
  from operations                                        $  1,463,767     $  36,200,347      $    565,950     $  18,686,269
                                                         ============     =============     =============     =============


                                                                  DUFF & PHELPS
                                                              REAL ESTATE SECURITIES              SENECA STRATEGIC THEME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $     12,534     $     707,090     $         -       $         -
Expenses
       Mortality, expense risk and
         administrative charges                                 2,889           184,727            19,219           649,267
                                                         ------------     -------------     -------------     -------------
Net investment income (loss)                                    9,645           522,363           (19,219)         (649,267)
                                                         ------------     -------------     -------------     -------------
Net realized gain (loss) from share transactions              (28,439)       (1,251,597)           23,695           (88,004)
Net realized gain distribution from Fund                          -                 -             361,721         8,881,198
Net unrealized appreciation (depreciation) on
  investment                                                   28,951         1,063,349           497,557        15,091,484
                                                         ------------     -------------     -------------     -------------
Net gain (loss) on investments                                    512          (188,248)          882,973        23,884,678
                                                         ------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
  from operations                                        $     10,157     $     334,115     $     863,754     $  23,235,411
                                                         ============     =============     =============     =============


                       See Notes to Financial Statements
                                       B-11

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                 ABERDEEN NEW ASIA
                                                                    SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE
                                                         -------------------------------
Investment income
       Distributions                                     $        635      $     73,438
Expenses
       Mortality, expense risk and
         administrative charges                                   554            86,948
                                                         ------------     -------------
Net investment income (loss)                                       81           (13,510)
                                                         ------------     -------------
Net realized gain (loss) from share transactions              (47,088)          (61,309)
Net realized gain distribution from Fund                          -                 -
Net unrealized appreciation (depreciation) on
  investment                                                   69,872         2,874,580
                                                         ------------     -------------
Net gain (loss) on investments                                 22,784         2,813,271
                                                         ------------     -------------
Net increase (decrease) in net assets resulting
  from operations                                        $     22,865     $   2,799,761
                                                         ============     =============


                                                                      RESEARCH ENHANCED INDEX
                                                                            SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          SIP
                                                         ------------------------------------------------
Investment income
       Distributions                                     $     13,966     $     288,214     $      49,508
Expenses
       Mortality, expense risk and
         administrative charges                                16,563           407,626                 -
                                                         ------------     -------------     -------------
Net investment income (loss)                                   (2,597)         (119,412)           49,508
                                                         ------------     -------------     -------------
Net realized gain (loss) from share transactions               16,952            71,096            24,339
Net realized gain distribution from Fund                       84,683         1,796,373           315,934
Net unrealized appreciation (depreciation) on
  investment                                                  171,288         3,474,402           533,809
                                                         ------------     -------------     -------------
Net gain (loss) on investments                                272,923         5,341,871           874,082
                                                         ------------     -------------     -------------
Net increase (decrease) in net assets resulting
  from operations                                        $    270,326     $   5,222,459     $     923,590
                                                         ============     =============     =============


                                                               ENGEMANN NIFTY FIFTY                SENECA MID-CAP GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $        -        $        -       $         -       $          -
Expenses
       Mortality, expense risk and
         administrative charges                                 4,860           150,578               885             63,911
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                   (4,860)         (150,578)             (885)           (63,911)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions               20,447           (38,654)                6             23,836
Net realized gain distribution from Fund                          -                 -               7,457            217,986
Net unrealized appreciation (depreciation) on
  investment                                                  132,511         4,255,454            66,330          2,401,041
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                152,958         4,216,800            73,793          2,642,863
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $    148,098     $   4,066,222     $      72,908     $    2,578,952
                                                         ============     =============     =============     ==============


                                                           OAKHURST GROWTH AND INCOME             HOLLISTER VALUE EQUITY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $      8,244     $     167,192     $         195     $       16,819
Expenses
       Mortality, expense risk and
         administrative charges                                13,557           329,428               423             54,149
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                   (5,313)         (162,236)             (228)           (37,330)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions               14,162            93,979               491            345,947
Net realized gain distribution from Fund                       18,690           388,931             4,053            380,465
Net unrealized appreciation (depreciation) on
 investment                                                   180,344         3,713,795             6,992            749,223
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                213,196         4,196,705            11,536          1,475,635
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $    207,883     $   4,034,469     $      11,308     $    1,438,305
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-12

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                               SCHAFER MID-CAP VALUE              WANGER U.S. SMALL CAP
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $        582     $      47,169     $         -       $          -
Expenses
       Mortality, expense risk and
         administrative charges                                   600            48,427            53,093          2,049,651
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                      (18)           (1,258)          (53,093)        (2,049,651)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions               (7,291)          (26,521)          544,814          3,095,816
Net realized gain distribution from Fund                          -                 -             565,601         16,076,082
Net unrealized appreciation (depreciation) on
  investment                                                    1,368          (463,526)          (51,997)        16,917,691
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                 (5,923)         (490,047)        1,058,418         36,089,589
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $     (5,941)    $    (491,305)    $   1,005,325     $   34,039,938
                                                         ============     =============     =============     ==============


                                                         WANGER INTERNATIONAL SMALL CAP              TEMPLETON STOCK
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $     39,825     $   1,300,523     $       1,098     $      109,672
Expenses
       Mortality, expense risk and
         administrative charges                                28,495         1,139,146               763             86,840
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                   11,330           161,377               335             22,832
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions              100,251         2,968,562            (5,579)           (91,948)
Net realized gain distribution from Fund                          -                 -               5,817            581,009
Net unrealized appreciation (depreciation) on
  investment                                                2,620,468        81,161,757            14,763          1,122,005
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                              2,720,719        84,130,319            15,001          1,611,066
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $  2,732,049     $  84,291,696     $      15,336     $    1,633,898
                                                         ============     =============     =============     ==============


                                                                  TEMPLETON ASSET
                                                                    ALLOCATION                    TEMPLETON INTERNATIONAL
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $      2,556     $     98,881      $       5,349     $      206,556
Expenses
       Mortality, expense risk and
         administrative charges                                 1,432           59,722              2,257            101,170
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                    1,124           39,159              3,092            105,386
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions                  902           53,428               (599)           108,344
Net realized gain distribution from Fund                       15,717          608,000             19,900            768,473
Net unrealized appreciation (depreciation) on
  investment                                                   10,013          211,954             23,314            629,861
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                 26,632          873,382             42,615          1,506,678
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $     27,756     $    912,541      $      45,707     $    1,612,064
                                                         ============     =============     =============     ==============


                                                          TEMPLETON DEVELOPING MARKETS          MUTUAL SHARES INVESTMENTS
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
Investment income
       Distributions                                     $      4,381     $      29,457     $         -       $          330
Expenses
       Mortality, expense risk and
         administrative charges                                 4,606            39,944               -                3,375
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                     (225)          (10,487)              -               (3,045)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions              (35,159)           75,097               -                2,808
Net realized gain distribution from Fund                         -                  -                 -                  -
Net unrealized appreciation (depreciation) on
  investment                                                  225,289         1,247,516               -               10,484
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                190,130         1,322,613               -               13,292
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $    189,905     $   1,312,126     $         -      $        10,247
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-13

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                   WANGER TWENTY                   WANGER FOREIGN FORTY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1 (1)     VA2, VA3 & GSE(2)         VA1        VA2, VA3 & GSE(2)
                                                         --------------------------------   ----------------------------------
Investment income
       Distributions                                     $        -       $         -       $         -       $          -
Expenses
       Mortality, expense risk and
         administrative charges                                   620            20,905               -               11,395
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                     (620)          (20,905)              -              (11,395)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions               20,965            86,662               -               16,021
Net realized gain distribution from Fund                          -                 -                 -                  -
Net unrealized appreciation (depreciation) on
  investment                                                    1,644           366,532               -              819,610
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                 22,609           453,194               -              835,631
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $     21,989     $     432,289     $         -       $      824,236
                                                         ============     =============     =============     ==============


                                                                EAFE EQUITY INDEX                  BANKERS TRUST DOW 30
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(3)      VA2, VA3 & GSE(4)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
Investment income
       Distributions                                     $        405     $       3,287     $         -       $        6,013
Expenses
       Mortality, expense risk and
         administrative charges                                    62               512               -                2,768
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                      343             2,775               -                3,245
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions                    2               241               -                  -
Net realized gain distribution from Fund                          756             6,141               -                  -
Net unrealized appreciation (depreciation) on
  investment                                                    2,720            18,340               -              120,050
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                  3,478            24,722               -              120,050
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $      3,821     $      27,497     $         -       $      123,295
                                                         ============     =============     =============     ==============


                                                                 FEDERATED U.S.                    FEDERATED HIGH INCOME
                                                               GOV'T SECURITIES II                     BOND FUND II
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
Investment income
       Distributions                                     $        -       $         -       $         -       $          -
Expenses
       Mortality, expense risk and
         administrative charges                                   -               5,220               -                  271
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                      -              (5,220)              -                 (271)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions                  -              (2,122)              -                  (78)
Net realized gain distribution from Fund                          -                 -                 -                  -
Net unrealized appreciation (depreciation) on
  investment                                                      -               3,561               -                1,837
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                    -               1,439               -                1,759
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $        -       $      (3,781)    $         -       $        1,488
                                                         ============     =============     =============     ==============


                                                            FEDERATED U.S. GOV'T BOND               JANUS EQUITY INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
Investment income
       Distributions                                     $        -       $      14,190     $         -       $          -
Expenses
       Mortality, expense risk and
         administrative charges                                   -               2,709               -                1,129
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                      -              11,481               -               (1,129)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions                  -                 -                 -                  -
Net realized gain distribution from Fund                          -                 -                 -                  -
Net unrealized appreciation (depreciation) on
  investment                                                      -             (87,882)              -              117,274
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                    -             (87,882)              -              117,274
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $        -       $     (76,401)    $         -       $      116,145
                                                         ============     =============     =============     ==============

(1) From inception March 8, 1999 to December 31, 1999
(2) From inception February 1, 1999 to December 31, 1999
(3) From inception September 23, 1999 to December 31, 1999
(4) From inception August 5, 1999 to December 31, 1999
(5) From inception December 15, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                       B-14

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                   JANUS GROWTH                    JANUS FLEXIBLE INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(6)      VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
Investment income
       Distributions                                    $         -       $         -       $         -       $       10,500
Expenses
       Mortality, expense risk and
         administrative charges                                     5             1,159               -                2,739
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                       (5)           (1,159)              -                7,761
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions                  -                 -                 -                  -
Net realized gain distribution from Fund                          -                 -                 -                  -
Net unrealized appreciation (depreciation) on
  investment                                                      764           122,320               -               (9,311)
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                    764           122,320               -               (9,311)
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
  from operations                                        $        759     $     121,161     $         -       $       (1,550)
                                                         ============     =============     =============     ==============


                                                           MORGAN STANLEY FOCUS EQUITY             TECHNOLOGY PORTFOLIO
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)       VA1(7)       VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
Investment income
       Distributions                                     $        -       $         -       $         -       $          -
Expenses
       Mortality, expense risk and
         administrative charges                                   -               2,829                36                 31
                                                         ------------     -------------     -------------     --------------
Net investment income (loss)                                      -              (2,829)              (36)               (31)
                                                         ------------     -------------     -------------     --------------
Net realized gain (loss) from share transactions                  -                 -                 -                  -
Net realized gain distribution from Fund                          -                 -                 -                  -
Net unrealized appreciation (depreciation) on
 investment                                                       -             315,568             5,154              5,993
                                                         ------------     -------------     -------------     --------------
Net gain (loss) on investments                                    -             315,568             5,154              5,993
                                                         ------------     -------------     -------------     --------------
Net increase (decrease) in net assets resulting
from operations                                          $        -       $     312,739     $       5,118     $        5,962
                                                         ============     =============     =============     ==============

(5) From inception December 15, 1999 to December 31, 1999
(6) From inception December 28, 1999 to December 31, 1999
(7) From inception December 24, 1999 to December 31, 1999
(8) From inception December 20, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                       B-15

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                               GOODWIN MONEY MARKET               ENGEMANN CAPITAL GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $    270,340     $   2,896,755     $    (580,901)    $  (11,427,936)
       Net realized gain (loss)                                   -                 -          10,145,842        140,144,027
       Net unrealized appreciation (depreciation)                 -                 -           9,945,382        153,750,340
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           270,340         2,896,755        19,510,323        282,466,431
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                   213,295         9,345,904           706,096         28,058,341
       Participant transfers                                3,202,691        41,755,561          (825,705)       (44,836,498)
       Participant withdrawals                             (2,464,375)      (39,379,917)      (10,098,637)      (175,174,848)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              951,611        11,721,548       (10,218,246)      (191,953,005)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                1,221,951        14,618,303         9,292,077         90,513,426
NET ASSETS
       Beginning of period                                  6,555,593        77,615,610        76,913,192      1,152,662,747
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  7,777,544     $  92,233,913     $  86,205,269     $1,243,176,173
                                                         ============     =============     =============     ==============


                                                               GOODWIN MULTI-SECTOR                 OAKHURST STRATEGIC
                                                                   FIXED INCOME                         ALLOCATION
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $    571,941     $   5,793,339      $    732,598     $    2,494,038
       Net realized gain (loss)                                 1,207        (2,129,415)        4,312,997         19,381,701
       Net unrealized appreciation (depreciation)            (150,200)         (132,847)          773,278          2,826,603
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           422,948         3,531,077         5,818,873         24,702,342
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    36,669         2,029,396           376,267          5,448,454
       Participant transfers                                 (714,678)       (3,249,574)       (1,842,510)       (15,601,754)
       Participant withdrawals                             (1,768,001)      (20,103,293)       (6,992,282)       (44,756,853)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions           (2,446,010)      (21,323,471)       (8,458,525)       (54,910,153)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets               (2,023,062)      (17,792,394)       (2,639,652)       (30,207,811)
NET ASSETS
       Beginning of period                                  9,085,895        96,253,539        63,395,690        292,016,361
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  7,062,833     $  78,461,145     $  60,756,038     $  261,808,550
                                                         ============     =============     =============     ==============


                                                              ABERDEEN INTERNATIONAL                 OAKHURST BALANCED
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     76,514     $   1,556,441     $      80,262     $    2,226,359
       Net realized gain (loss)                               809,299        20,162,562           224,609         10,675,334
       Net unrealized appreciation (depreciation)             577,954        14,481,344           261,079          5,784,576
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                         1,463,767        36,200,347           565,950         18,686,269
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    77,907         4,511,572            42,030          5,292,903
       Participant transfers                                 (295,355)       (6,805,981)          188,297         (2,637,467)
       Participant withdrawals                               (957,059)      (22,034,342)         (402,194)       (32,272,165)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions           (1,174,507)      (24,328,751)         (171,867)       (29,616,729)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                  289,260        11,871,596           394,083        (10,930,460)
NET ASSETS
       Beginning of period                                  5,997,090       146,410,166         5,351,743        202,647,082
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  6,286,350     $ 158,281,762     $   5,745,826     $  191,716,622
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-16

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                 DUFF & PHELPS REAL
                                                                 ESTATE SECURITIES                SENECA STRATEGIC THEME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $      9,645     $     522,363     $     (19,219)    $     (649,267)
       Net realized gain (loss)                               (28,439)       (1,251,597)          385,416          8,793,194
       Net unrealized appreciation (depreciation)              28,951         1,063,349           497,557         15,091,484
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            10,157           334,115           863,754         23,235,411
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                     4,449           630,880            77,558          3,130,530
       Participant transfers                                 (114,178)       (3,233,819)        1,610,574         12,939,460
       Participant withdrawals                               (114,398)       (5,405,707)         (580,572)        (7,690,473)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions             (224,127)       (8,008,646)        1,107,560          8,379,517
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                 (213,970)       (7,674,531)        1,971,314         31,614,928
NET ASSETS
       Beginning of period                                    404,632        20,208,920           863,806         38,736,125
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    190,662     $  12,534,389     $   2,835,120     $   70,351,053
                                                         ============     =============     =============     ==============


                                                                 ABERDEEN NEW ASIA
                                                                    SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE
                                                         -------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $         81     $     (13,510)
       Net realized gain (loss)                               (47,088)          (61,309)
       Net unrealized appreciation (depreciation)              69,872         2,874,580
                                                         ------------     -------------
       Net increase (decrease) resulting from
         operations                                            22,865         2,799,761
                                                         ------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             389,191
       Participant transfers                                  (17,144)          588,014
       Participant withdrawals                                (77,681)         (537,124)
                                                         ------------     -------------
       Net increase (decrease) in net assets
         resulting from participant transactions              (94,825)          440,081
                                                         ------------     -------------
       Net increase (decrease) in net assets                  (71,960)        3,239,842
NET ASSETS
       Beginning of period                                    117,187         5,370,553
                                                         ------------     -------------
       End of period                                     $     45,227     $   8,610,395
                                                         ============     =============


                                                                      RESEARCH ENHANCED INDEX
                                                                            SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          SIP
                                                         ------------------------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     (2,597)    $    (119,412)    $      49,508
       Net realized gain (loss)                               101,635         1,867,469           340,273
       Net unrealized appreciation (depreciation)             171,288         3,474,402           533,809
                                                         ------------     -------------     -------------
       Net increase (decrease) resulting from
         operations                                           270,326         5,222,459           923,590
                                                         ------------     -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    53,353         3,145,036         3,049,788
       Participant transfers                                  210,446         8,020,211                 -
       Participant withdrawals                               (355,859)       (6,003,623)       (2,507,755)
                                                         ------------     -------------     -------------
       Net increase (decrease) in net assets
         resulting from participant transactions              (92,060)        5,161,624           542,033
                                                         ------------     -------------     -------------
       Net increase (decrease) in net assets                  178,266        10,384,083         1,465,623
NET ASSETS
       Beginning of period                                  1,514,652        25,520,712         4,826,414
                                                         ------------     -------------     -------------
       End of period                                     $  1,692,918     $  35,904,795     $   6,292,037
                                                         ============     =============     =============


                       See Notes to Financial Statements
                                       B-17

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                               ENGEMANN NIFTY FIFTY                SENECA MID-CAP GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     (4,860)    $    (150,578)    $        (885)    $      (63,911)
       Net realized gain (loss)                                20,447           (38,654)            7,463            241,822
       Net unrealized appreciation (depreciation)             132,511         4,255,454            66,330          2,401,041
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           148,098         4,066,222            72,908          2,578,952
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    18,896         1,879,372               782            458,468
       Participant transfers                                  403,649        14,825,576           190,879          2,335,848
       Participant withdrawals                                (30,914)       (4,710,788)             (140)          (522,180)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              391,631        11,994,160           191,521          2,272,136
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease)
         in net assets                                        539,729        16,060,382           264,429          4,851,088
NET ASSETS
       Beginning of period                                    213,064         5,572,402            46,901          4,259,569
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    752,793     $  21,632,784     $     311,330     $    9,110,657
                                                         ============     =============     =============     ==============


                                                           OAKHURST GROWTH AND INCOME             HOLLISTER VALUE EQUITY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     (5,313)    $    (162,236)    $        (228)    $      (37,330)
       Net realized gain (loss)                                32,852           482,910             4,544            726,412
       Net unrealized appreciation (depreciation)             180,344         3,713,795             6,992            749,223
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           207,883         4,034,469            11,308          1,438,305
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    50,198         2,928,811               -              254,495
       Participant transfers                                1,167,380        13,521,551            30,247          3,082,949
       Participant withdrawals                               (352,403)       (7,119,838)             (148)        (3,037,340)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              865,175         9,330,524            30,099            300,104
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                1,073,058        13,364,993            41,407          1,738,409
NET ASSETS
       Beginning of period                                    512,572        19,547,753            32,287          5,170,341
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  1,585,630     $  32,912,746     $      73,694     $    6,908,750
                                                         ============     =============     =============     ==============



                                                              SCHAFER MID-CAP VALUE               WANGER U.S. SMALL CAP
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        (18)    $      (1,258)    $     (53,093)    $   (2,049,651)
       Net realized gain (loss)                                (7,291)          (26,521)        1,110,415         19,171,898
       Net unrealized appreciation (depreciation)               1,368          (463,526)          (51,997)        16,917,691
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            (5,941)         (491,305)        1,005,325         34,039,938
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             212,975            79,734          6,262,220
       Participant transfers                                   16,446            63,897        (3,571,253)       (17,355,171)
       Participant withdrawals                                (50,481)         (424,344)         (761,125)       (24,623,578)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions              (34,035)         (147,472)       (4,252,644)       (35,716,529)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                  (39,976)         (638,777)       (3,247,319)        (1,676,591)
NET ASSETS
       Beginning of period                                     82,818         3,998,620         8,485,842        179,038,843
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     42,842     $   3,359,843     $   5,238,523     $  177,362,252
                                                         ============     =============     =============     ==============


                       See Notes tp Financial Statements
                                       B-18

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                               WANGER INTERNATIONAL
                                                                    SMALL CAP                        TEMPLETON STOCK
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $     11,330     $     161,377     $         335     $       22,832
       Net realized gain (loss)                               100,251         2,968,562               238            489,061
       Net unrealized appreciation (depreciation)           2,620,468        81,161,757            14,763          1,122,005
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                         2,732,049        84,291,696            15,336          1,633,898
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    52,198         2,777,680             1,230            478,153
       Participant transfers                                  161,591        (2,976,927)            3,479         (2,123,824)
       Participant withdrawals                               (384,529)      (12,624,277)          (86,333)        (1,491,305)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions             (170,740)      (12,823,524)          (81,624)        (3,136,976)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                2,561,309        71,468,172           (66,288)        (1,503,078)
NET ASSETS
       Beginning of period                                  2,403,837        78,051,661           131,080          8,474,468
                                                         ------------     -------------     -------------     --------------
       End of period                                     $  4,965,146     $ 149,519,833     $      64,792     $    6,971,390
                                                         ============     =============     =============     ==============


                                                           TEMPLETON ASSET ALLOCATION            TEMPLETON INTERNATIONAL
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $      1,124     $      39,159     $       3,092     $      105,386
       Net realized gain (loss)                                16,619           661,428            19,301            876,817
       Net unrealized appreciation (depreciation)              10,013           211,954            23,314            629,861
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            27,756           912,541            45,707          1,612,064
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                     1,113           536,403               -              586,082
       Participant transfers                                   16,569          (714,068)           14,051           (351,134)
       Participant withdrawals                                (19,493)         (921,637)          (24,764)        (1,294,658)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               (1,811)       (1,099,302)          (10,713)        (1,059,710)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   25,945         (186,761)            34,994            552,354
NET ASSETS
       Beginning of period                                    142,286         5,163,641           222,362          8,237,150
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    168,231     $   4,976,880     $     257,356     $    8,789,504
                                                         ============     =============     =============     ==============


                                                             TEMPLETON DEVELOPING MARKETS        MUTUAL SHARES INVESTMENTS
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $       (225)    $     (10,487)     $        -       $       (3,045)
       Net realized gain (loss)                               (35,159)           75,097               -                2,808
       Net unrealized appreciation (depreciation)             225,289         1,247,516               -               10,484
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                           189,905         1,312,126               -               10,247
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             226,524               -               44,652
       Participant transfers                                   28,878           754,616               -              296,252
       Participant withdrawals                                (16,008)         (481,055)              -              (39,347)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               12,870           500,085               -              301,557
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                  202,775         1,812,211               -              311,804
NET ASSETS
       Beginning of period                                    375,674         2,207,243               -              125,596
                                                         ------------     -------------     -------------     --------------
       End of period                                     $    578,449     $   4,019,454     $         -       $      437,400
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-19

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                                   WANGER TWENTY                   WANGER FOREIGN FORTY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(1)      VA2, VA3 & GSE(2)         VA1        VA2, VA3 & GSE(2)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $       (620)    $     (20,905)     $        -       $      (11,395)
       Net realized gain (loss)                                20,965            86,662               -               16,021
       Net unrealized appreciation (depreciation)               1,644           366,532               -              819,610
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                            21,989           432,289               -              824,236
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -             270,294               -              133,536
       Participant transfers                                    4,873         1,969,223               -            1,441,780
       Participant withdrawals                                 (3,668)          (47,322)              -              (19,599)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                1,205         2,192,195               -            1,555,717
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   23,194         2,624,484               -            2,379,953
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     23,194     $   2,624,484     $         -       $    2,379,953
                                                         ============     =============     =============     ==============


                                                                 EAFE EQUITY INDEX                 BANKERS TRUST DOW 30
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(3)      VA2, VA3 & GSE(4)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        343     $       2,775     $         -       $        3,245
       Net realized gain (loss)                                   758             6,382               -                  -
       Net unrealized appreciation (depreciation)               2,720            18,340               -              120,050
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                             3,821            27,497               -              123,295
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    21,602            27,251               -            5,000,000
       Participant transfers                                      -             170,759               -               10,856
       Participant withdrawals                                    -             (15,305)              -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               21,602           182,705               -            5,010,856
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   25,423           210,202               -            5,134,151
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     25,423     $     210,202     $         -       $    5,134,151
                                                         ============     =============     =============     ==============


                                                                  FEDERATED U.S.                   FEDERATED HIGH INCOME
                                                                GOV'T SECURITIES II                    BOND FUND II
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        -       $      (5,220)    $         -       $         (271)
       Net realized gain (loss)                                   -              (2,122)              -                  (78)
       Net unrealized appreciation (depreciation)                 -               3,561               -                1,837
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               -              (3,781)              -                1,488
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -              34,052               -               22,548
       Participant transfers                                      -           1,889,971               -              137,709
       Participant withdrawals                                    -            (130,196)              -                  (10)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                  -           1,793,827               -              160,247
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                      -           1,790,046               -              161,735
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $        -       $   1,790,046     $         -       $      161,735
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-20

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                            FEDERATED U.S. GOV'T BOND              JANUS EQUITY INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        -       $      11,481     $         -       $       (1,129)
       Net realized gain (loss)                                   -                 -                 -                  -
       Net unrealized appreciation (depreciation)                 -             (87,882)              -              117,274
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               -             (76,401)              -              116,145
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -           5,000,000               -            2,000,000
       Participant transfers                                      -              67,029               -                9,352
       Participant withdrawals                                    -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                  -           5,067,029               -            2,009,352
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                      -           4,990,628               -            2,125,497
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $        -       $   4,990,628     $         -       $    2,125,497
                                                         ============     =============     =============     ==============


                                                                   JANUS GROWTH                    JANUS FLEXIBLE INCOME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                            VA1(6)      VA2, VA3 & GSE(5)         VA1        VA2, VA3 & GSE(5)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $         (5)    $      (1,159)    $         -       $        7,761
       Net realized gain (loss)                                   -                 -                 -                  -
       Net unrealized appreciation (depreciation)                 764           122,320               -               (9,311)
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               759           121,161               -               (1,550)
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -           2,022,033               -            5,000,000
       Participant transfers                                   61,857           175,924               -                  -
       Participant withdrawals                                    -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions               61,857         2,197,957               -            5,000,000
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                   62,616         2,319,118               -            4,998,450
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $     62,616     $   2,319,118     $         -       $    4,998,450
                                                        =============     =============     =============     ==============


                                                           MORGAN STANLEY FOCUS EQUITY             TECHNOLOGY PORTFOLIO
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1       VA2, VA3 & GSE(5)       VA1(7)       VA2, VA3 & GSE(8)
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
       Net investment income (loss)                      $        -       $      (2,829)    $         (36)    $          (31)
       Net realized gain (loss)                                   -                 -                 -                  -
       Net unrealized appreciation (depreciation)                 -             315,568             5,154              5,993
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) resulting from
         operations                                               -             312,739             5,118              5,962
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                       -           5,000,000               -                  -
       Participant transfers                                      -               4,223           162,736            190,443
       Participant withdrawals                                    -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets
         resulting from participant transactions                  -           5,004,223           162,736            190,443
                                                         ------------     -------------     -------------     --------------
       Net increase (decrease) in net assets                      -           5,316,962           167,854            196,405
NET ASSETS
       Beginning of period                                        -                 -                 -                  -
                                                         ------------     -------------     -------------     --------------
       End of period                                     $        -       $   5,316,962     $     167,854     $      196,405
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-21

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

       Footnotes for Statement of Changes in Net Assets
           For the period ended December 31, 1999

(1) From inception March 8, 1999 to December 31, 1999
(2) From inception February 1, 1999 to December 31, 1999
(3) From inception September 23, 1999 to December 31, 1999
(4) From inception August 5, 1999 to December 31, 1999
(5) From inception December 15, 1999 to December 31, 1999
(6) From inception December 28, 1999 to December 31, 1999
(7) From inception December 24, 1999 to December 31, 1999
(8) From inception December 20, 1999 to December 31, 1999









                       See Notes to Financial Statements
                                       B-22

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                               GOODWIN MONEY MARKET               ENGEMANN CAPITAL GROWTH
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $    247,088     $   2,624,549     $    (614,309)    $  (12,041,205)
   Net realized gain (loss)......................                  --                --         3,571,564         55,683,813
   Net unrealized appreciation (depreciation)....                  --                --        15,027,423        227,622,984
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................             247,088         2,624,549        17,984,678        271,265,592
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................              68,647        21,470,571           714,963         40,092,431
   Participant transfers.........................           2,956,800        12,069,249          (406,960)       (29,320,598)
   Participant withdrawals.......................          (1,730,859)      (27,564,320)      (10,730,450)      (174,362,625)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....           1,294,588         5,975,500       (10,422,447)      (163,590,792)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........           1,541,676         8,600,049         7,562,231        107,674,800
NET ASSETS
   Beginning of period...........................           5,013,917        69,015,561        69,350,961      1,044,987,947
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $  6,555,593     $  77,615,610     $  76,913,192     $1,152,662,747
                                                         ============     =============     =============     ==============


                                                               GOODWIN MULTI-SECTOR
                                                                   FIXED INCOME               OAKHURST STRATEGIC ALLOCATION
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $    769,914     $   6,791,846     $     532,947     $    1,751,848
   Net realized gain (loss)......................            (118,632)         (515,160)        4,459,678         20,950,811
   Net unrealized appreciation (depreciation)....          (1,110,475)      (12,288,471)        5,942,227         27,452,482
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................            (459,193)       (6,011,785)       10,934,852         50,155,141
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................             819,747         2,248,177           826,457         12,106,881
   Participant transfers.........................          (4,424,733)        2,586,038        (1,122,261)       (10,979,795)
   Participant withdrawals.......................          (1,583,978)      (21,639,644)       (8,038,112)       (44,042,568)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....          (5,188,964)      (16,805,429)       (8,333,916)       (42,915,482)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........          (5,648,157)      (22,817,214)        2,600,936          7,239,659
NET ASSETS
   Beginning of period...........................          14,734,052       119,070,753        60,794,754        284,776,702
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $  9,085,895     $  96,253,539     $  63,395,690     $  292,016,361
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-23

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                              ABERDEEN INTERNATIONAL                 OAKHURST BALANCED
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $    (60,585)    $  (1,875,398)    $      77,180     $    2,397,609
   Net realized gain (loss)......................           1,179,409        29,085,098           191,658          7,648,041
   Net unrealized appreciation (depreciation)....             223,504         6,491,109           575,784         21,703,276
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................           1,342,328        33,700,809           844,622         31,748,926
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................             180,075         6,173,824           434,830          7,396,247
   Participant transfers.........................             (66,262)       (3,494,208)         (377,269)         1,802,572
   Participant withdrawals.......................            (833,450)      (24,910,350)         (614,415)       (29,931,954)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....            (719,637)      (22,230,734)         (556,854)       (20,733,135)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........             622,691        11,470,075           287,768         11,015,791
NET ASSETS
   Beginning of period...........................           5,374,399       134,940,091         5,063,975        191,631,291
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $  5,997,090     $ 146,410,166     $   5,351,743     $  202,647,082
                                                         ============     =============     =============     ==============


                                                                DUFF & PHELPS REAL
                                                                 ESTATE SECURITIES                SENECA STRATEGIC THEME
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         --------------------------------   ----------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $     19,661     $     835,736     $      (6,615)    $     (367,475)
   Net realized gain (loss)......................             (51,806)       (1,012,967)           56,330          2,573,042
   Net unrealized appreciation (depreciation)....            (142,513)       (7,212,670)          219,545          9,589,335
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................            (174,658)       (7,389,901)          269,260         11,794,902
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................              15,190         2,415,363             8,110          2,079,830
   Participant transfers.........................             (43,201)       (5,037,520)         (210,732)         2,263,095
   Participant withdrawals.......................            (138,578)       (6,504,194)         (131,806)        (6,472,398)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....            (166,589)       (9,126,351)         (334,428)        (2,129,473)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........            (341,247)      (16,516,252)          (65,168)         9,665,429
NET ASSETS
   Beginning of period...........................             745,879        36,725,172           928,974         29,070,696
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $    404,632     $  20,208,920     $     863,806     $   38,736,125
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-24

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                ABERDEEN NEW ASIA
                                                                    SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE
                                                         -------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $       (819)    $     (48,251)
   Net realized gain (loss)......................             (17,561)         (280,504)
   Net unrealized appreciation (depreciation)....               4,719           (38,901)
                                                         ------------     -------------
   Net increase (decrease) in net assets
      resulting from operations..................             (13,661)         (367,656)
                                                         ------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................               1,990           451,227
   Participant transfers.........................             (12,883)         (593,927)
   Participant withdrawals.......................              (7,585)         (476,471)
                                                         ------------     -------------
   Net increase (decrease) in net assets
      resulting from participant transactions....             (18,478)         (619,171)
                                                         ------------     -------------
   Net increase (decrease) in net assets ........             (32,139)         (986,827)
NET ASSETS
   Beginning of period...........................             149,326         6,357,380
                                                         ------------     -------------
   End of Period.................................        $    117,187     $   5,370,553
                                                         ============     =============


                                                                      RESEARCH ENHANCED INDEX
                                                                           SUBACCOUNT(1)
                                                              VA1         VA2, VA3 & GSE          SIP
                                                         ------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $        876     $    (100,828)    $      37,035
   Net realized gain (loss)......................              60,199         2,128,081           232,517
   Net unrealized appreciation (depreciation)....             201,367         4,645,307           326,541
                                                         ------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from operations..................             262,442         6,672,560           596,093
                                                         ------------     -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................               6,999         2,577,535         6,085,034
   Participant transfers.........................             648,597        12,178,064                --
   Participant withdrawals.......................             (14,930)      (19,957,443)       (1,854,713)
                                                         ------------     -------------     -------------
   Net increase (decrease) in net assets
      resulting from participant transactions....             640,666        (5,201,844)        4,230,321
                                                         ------------     -------------     -------------
   Net increase (decrease) in net assets ........             903,108         1,470,716         4,826,414
NET ASSETS
   Beginning of period...........................             611,544        24,049,996                 0
                                                         ------------     -------------     -------------
   End of Period.................................        $  1,514,652     $  25,520,712     $   4,826,414
                                                         ============     =============     =============


                                                             ENGEMANN NIFTY FIFTY                SENECA MID-CAP GROWTH
                                                                 SUBACCOUNT(2)                       SUBACCOUNT(3)
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $       (440)    $     (35,322)    $        (311)    $      (30,977)
   Net realized gain (loss)......................                 607            (5,592)          (13,046)            96,095
   Net unrealized appreciation (depreciation)....              20,728           923,645             4,813            640,597
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................              20,895           882,731            (8,544)           705,715
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................              31,541         3,684,848            14,780          2,940,994
   Participant transfers.........................             160,642         2,273,018            79,803          1,159,057
   Participant withdrawals.......................                 (14)       (1,268,195)          (39,138)          (546,197)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....             192,169         4,689,671            55,445          3,553,854
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........             213,064         5,572,402            46,901          4,259,569
NET ASSETS
   Beginning of period...........................                   0                 0                 0                  0
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $    213,064     $   5,572,402     $      46,901     $    4,259,569
                                                         ============     =============     =============     ==============

(1) From inception (SIP) March 2, 1998 to December 31, 1998.
(2) From inception March 10, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(3) From inception April 16, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.


                       See Notes to Financial Statements
                                       B-25

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                           OAKHURST GROWTH AND INCOME           HOLLISTER VALUE EQUITY
                                                                 SUBACCOUNT(4)                       SUBACCOUNT(5)
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $        (67)    $     (26,777)    $         (25)    $      (15,296)
   Net realized gain (loss)......................             (20,327)           11,937                (1)            60,980
   Net unrealized appreciation (depreciation)....              37,389         2,209,009             2,086            424,007
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................              16,995         2,194,169             2,060            469,691
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................             135,413         4,743,739            16,130          3,355,794
   Participant transfers.........................             519,990        14,190,783            14,097          1,667,847
   Participant withdrawals.......................            (159,826)       (1,580,938)               --           (322,991)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....             495,577        17,353,584            30,227          4,700,650
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........             512,572        19,547,753            32,287          5,170,341
NET ASSETS
   Beginning of period...........................                   0                 0                 0                  0
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $    512,572     $  19,547,753     $      32,287     $    5,170,341
                                                         ============     =============     =============     ==============


                                                                SCHAFER MID-CAP                    WANGER U.S. SMALL CAP
                                                                 SUBACCOUNT(6)                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $       (310)    $     (23,437)    $     (75,167)    $   (2,323,769)
   Net realized gain (loss)......................                 661            21,222           575,769          9,027,960
   Net unrealized appreciation (depreciation)....             (13,017)         (463,591)          244,910          5,779,426
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................             (12,666)         (465,806)          745,512         12,483,617
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................              10,825         2,656,058           179,028         12,527,312
   Participant transfers.........................              84,673         2,056,323         1,606,641          5,179,426
   Participant withdrawals.......................                 (14)         (247,955)       (1,252,289)       (28,875,182)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....              95,484         4,464,426           533,380        (11,168,444)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........              82,818         3,998,620         1,278,892          1,315,173
NET ASSETS
   Beginning of period...........................                   0                 0         7,206,950        177,723,670
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $     82,818     $   3,998,620     $   8,485,842     $  179,038,843
                                                         ============     =============     =============     ==============






(4) From inception March 4, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(5) From inception May 21, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(6) From inception March 17, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.


                       See Notes to Financial Statements
                                       B-26

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                         WANGER INTERNATIONAL SMALL CAP               TEMPLETON STOCK
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $      5,327     $     (68,732)    $       1,227     $       52,339
   Net realized gain (loss)......................              52,537          (180,001)           11,756            648,855
   Net unrealized appreciation (depreciation)....             319,936        10,995,916           (12,159)          (778,603)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................             377,800        10,747,183               824            (77,409)
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................              81,399         5,249,768            10,361          1,314,215
   Participant transfers.........................            (372,965)       (4,984,976)           (3,508)           348,626
   Participant withdrawals.......................            (258,602)      (13,091,022)              (65)        (1,439,674)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....            (550,168)      (12,826,230)            6,788            223,167
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........            (172,368)       (2,079,047)            7,612            145,758
NET ASSETS
   Beginning of period...........................           2,576,205        80,130,708           123,468          8,328,710
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $  2,403,837     $  78,051,661     $     131,080     $    8,474,468
                                                         ============     =============     =============     ==============


                                                           TEMPLETON ASSET ALLOCATION             TEMPLETON INTERNATIONAL
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $      2,416     $      78,191     $       2,295     $       93,042
   Net realized gain (loss)......................               3,083           123,428             5,922            285,090
   Net unrealized appreciation (depreciation)....                  23             5,766             3,732            211,403
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................               5,522           207,385            11,949            589,535
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................               2,881           826,820               202          1,154,317
   Participant transfers.........................             (18,523)          258,383            77,843            413,065
   Participant withdrawals.......................              (4,353)         (706,919)           (7,584)        (1,352,102)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....             (19,995)          378,284            70,461            215,280
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........             (14,473)          585,669            82,410            804,815
NET ASSETS
   Beginning of period...........................             156,759         4,577,972           139,952          7,432,335
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $    142,286     $   5,163,641     $     222,362     $    8,237,150
                                                         ============     =============     =============     ==============


                       See Notes to Financial Statements
                                       B-27

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                          TEMPLETON DEVELOPING MARKETS          MUTUAL SHARES INVESTMENTS
                                                                    SUBACCOUNT                        SUBACCOUNT(6)
                                                              VA1         VA2, VA3 & GSE          VA1         VA2, VA3 & GSE
                                                         -------------------------------    --------------------------------
FROM OPERATIONS
   Net investment income (loss)..................        $      2,398     $       6,347     $          --     $         (126)
   Net realized gain (loss)......................               1,686            51,935                --                 31
   Net unrealized appreciation (depreciation)....            (110,152)         (642,722)               --              1,464
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from operations..................            (106,068)         (584,440)               --              1,369
                                                         ------------     -------------     -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits..........................               6,933           475,997                --              1,816
   Participant transfers.........................              (8,270)           44,127                --            125,409
   Participant withdrawals.......................              (2,604)         (505,409)               --             (2,998)
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions....              (3,941)           14,715                --            124,227
                                                         ------------     -------------     -------------     --------------
   Net increase (decrease) in net assets ........            (110,009)         (569,725)               --            125,596
NET ASSETS
   Beginning of period...........................             485,683         2,776,968                 0                  0
                                                         ------------     -------------     -------------     --------------
   End of Period.................................        $    375,674     $   2,207,243     $          --     $      125,596
                                                         ============     =============     =============     ==============

(6) From inception November 11, 1998 to December 31, 1998






                       See Notes to Financial Statements
                                       B-28

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is organized as a unit investment trust and currently consists of 34 Subaccounts and invests in corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan ("SIP"). The Subaccount is subdivided into three pools designated ("VA1"), ("VA2 & VA3") and ("GSE"). VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract. SIP contracts are offered to employees of Phoenix Home Life and do not incur mortality and expense charges.

   Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Fund is a capital appreciation fund with income as a secondary objective. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology


                       See Notes to Financial Statements
                                       B-29

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

and technology-related industries. Contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. RECLASSIFICATION: Certain prior year amounts have been reclassified to conform with the current year presentation.


                       See Notes to Financial Statements
                                       B-30

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 1999 aggregated the following:

                                                                   VA1                                VA2, VA3 & GSE
                                                      -----------------------------          -------------------------------
SUBACCOUNT                                              PURCHASES          SALES                PURCHASES           SALES
----------                                              ---------          -----                ---------           -----
The Phoenix Edge Series Fund:
        Goodwin Money Market                          $ 11,767,979     $ 10,546,799          $  74,825,722     $  60,193,498
        Engemann Capital Growth                          8,571,211       12,785,105            105,740,782       213,153,546
        Goodwin Multi-Sector Fixed Income                4,618,345        6,493,928             14,618,125        30,169,862
        Oakhurst Strategic Allocation                    4,372,283        9,081,162             20,046,917        59,392,788
        Aberdeen International                           1,592,484        1,927,789             27,346,946        31,093,016
        Oakhurst Balanced                                1,149,951        1,041,375             18,266,861        38,950,626
        Duff & Phelps Real Estate Securities                60,338          275,025              2,099,651         9,595,553
        Seneca Strategic Theme                           2,348,683          897,040             28,466,447        11,823,271
        Aberdeen New Asia                                    1,749           96,554              8,099,897         7,670,006
        Research Enhanced Index                            685,882          696,091             15,132,207         8,292,058
        Engemann Nifty Fifty                               707,539          320,214             18,898,316         7,038,026
        Seneca Mid-Cap Growth                              199,110              831              4,635,894         2,205,394
        Oakhurst Growth and Income                       1,465,956          586,474             17,918,744         8,346,384
        Hollister Value Equity                              38,905            4,949              5,394,842         4,749,441
        Schafer Mid-Cap Value                               17,027           51,113              1,455,313         1,604,687
Wanger Advisors Trust:
        Wanger U.S. Small Cap                            2,935,783        6,677,326             22,551,165        44,241,351
        Wanger International Small Cap                     526,096          683,652              7,864,953        20,464,502
Templeton Variable Products Series Fund:
        Templeton Stock                                     16,334           91,796              1,410,153         3,944,826
        Templeton Asset Allocation                          42,242           27,193              1,577,246         2,029,639
        Templeton International                             36,470           24,167              2,419,378         2,604,985
        Templeton Developing Markets                        68,535           55,748              7,782,500         7,291,242
        Mutual Shares Investments                                -                -                429,578           130,748
Wanger Advisors Trust:
        Wanger Twenty                                      307,478          306,872              2,791,131           617,253
        Wanger Foreign Forty                                   -                -                1,619,416            73,157
BT Insurance Funds Trust:
        EAFE Equity Index                                   22,762               41                212,931            21,106
The Phoenix Edge Series Fund:
        Bankers Trust Dow 30                                   -                -                5,016,869               -
Federated Insurance Series:
        Federated U.S. Gov't Securities II                     -                -                1,963,900           173,668
        Federated High Income Bond Fund II                     -                -                  193,320            33,230
The Phoenix Edge Series Fund:
        Federated U.S. Gov't Bond                              -                -                5,081,219               -
        Janus Equity Income                                    -                -                2,009,352               -
        Janus Growth                                        61,857              -                2,197,957               -
        Janus Flexible Income                                    -              -                5,010,500               -
        Morgan Stanley Focus Equity                              -              -                5,004,222               -
Morgan Stanley Dean Witter Universal Funds, Inc.:
        Technology Portfolio                               162,736              -                  190,443               -



                                                                   SIP
                                                      -----------------------------
SUBACCOUNT                                               PURCHASES         SALES
----------                                               ---------         -----
The Phoenix Edge Series Fund:
        Research Enhanced Index                       $  3,106,631     $  2,199,156

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE
          PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                                                      SUBACCOUNT
                            ------------------------------------------------------------

                                               ENGEMANN         GOODWIN        OAKHURST
                              GOODWIN          CAPITAL       MULTI- SECTOR    STRATEGIC
VA1                         MONEY MARKET        GROWTH       FIXED INCOME     ALLOCATION
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period         2,845,136        5,404,212       2,314,658      11,664,611
Participant deposits             91,266           48,156           9,265          67,543
Participant transfers         1,370,319          (54,390)       (157,722)       (331,982)
Participant withdrawals      (1,054,117)        (680,395)       (442,879)     (1,252,125)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period               3,252,604        4,717,583       1,723,322      10,148,047
                            ===========      ===========      ==========      ==========

                                                                DUFF &
                                                              PHELPS REAL       SENECA
                              ABERDEEN         OAKHURST          ESTATE        STRATEGIC       ABERDEEN
VA1                         INTERNATIONAL      BALANCED       SECURITIES         THEME         NEW ASIA
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period         2,641,185        2,587,705         281,837         478,520         185,561
Participant deposits             32,916           19,738           3,073          38,397               -
Participant transfers          (124,971)          93,922         (78,518)        770,156         (22,187)
Participant withdrawals        (389,967)        (186,377)        (78,375)       (263,703)       (115,464)
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period               2,159,163        2,514,988         128,017       1,023,370          47,910
                            ===========      ===========      ==========      ==========      ==========


                                               ENGEMANN         GOODWIN        OAKHURST
VA2, VA3                      GOODWIN          CAPITAL       MULTI- SECTOR    STRATEGIC
BIG EDGE PLUS:              MONEY MARKET        GROWTH       FIXED INCOME     ALLOCATION
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period        33,444,247       79,189,741      24,363,134      53,461,064
Participant deposits          2,687,858        1,340,865         403,419         756,805
Participant transfers        18,741,055       (3,093,002)       (909,880)     (2,849,454)
Participant withdrawals     (17,062,583)     (11,322,905)     (5,041,339)     (7,996,741)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period              37,810,577       66,114,699      18,815,334      43,371,674
                            ===========      ===========      ==========      ==========

                                                                DUFF &
                                                              PHELPS REAL       SENECA
VA2, VA3                      ABERDEEN         OAKHURST          ESTATE        STRATEGIC       ABERDEEN
BIG EDGE PLUS:              INTERNATIONAL      BALANCED       SECURITIES         THEME         NEW ASIA
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period        63,518,003       96,657,785      12,998,866      20,559,086       8,154,914
Participant deposits          1,283,460        1,802,202         185,324         949,968         284,387
Participant transfers        (2,753,357)      (1,018,460)     (2,021,265)      5,439,347         849,111
Participant withdrawals      (8,772,758)     (14,713,969)     (3,536,778)     (3,133,747)       (523,352)
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period              53,275,348       82,727,558       7,626,147      23,814,654       8,765,060
                            ===========      ===========      ==========      ==========      ==========


                                               ENGEMANN         GOODWIN        OAKHURST
                              GOODWIN          CAPITAL       MULTI- SECTOR    STRATEGIC
GROUP STRATEGIC EDGE:       MONEY MARKET        GROWTH       FIXED INCOME     ALLOCATION
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period         1,255,678        4,220,538         882,886       1,899,438
Participant deposits          1,513,661          596,507         123,171         260,112
Participant transfers           116,899           (9,065)         64,097         (64,473)
Participant withdrawals        (865,094)        (683,442)       (125,893)       (297,514)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period               2,021,144        4,124,538         944,261       1,797,563
                            ===========      ===========      ==========      ==========

                                                                DUFF &
                                                              PHELPS REAL       SENECA
                              ABERDEEN         OAKHURST          ESTATE        STRATEGIC       ABERDEEN
GROUP STRATEGIC EDGE:       INTERNATIONAL      BALANCED       SECURITIES         THEME         NEW ASIA
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period         2,347,544        2,965,833       1,028,545         911,371         387,880
Participant deposits            633,285          748,968         254,521         535,198         210,458
Participant transfers           (69,782)        (211,178)       (266,743)        452,926           1,743
Participant withdrawals        (516,310)        (698,983)       (234,837)       (242,777)       (180,494)
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period               2,394,737        2,804,640         781,486       1,656,718         419,587
                            ===========      ===========      ==========      ==========      ==========


                              RESEARCH                                         OAKHURST
                              ENHANCED        ENGEMANN        SENECA MID-     GROWTH AND
VA1                            INDEX         NIFTY FIFTY      CAP GROWTH        INCOME
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period         1,139,040          170,618          43,127         429,059
Participant deposits             37,419           13,580             696          39,609
Participant transfers           151,544          296,448         154,731         948,466
Participant withdrawals        (245,925)         (19,951)            (27)       (271,457)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period               1,082,078          460,695         198,527       1,145,677
                            ===========      ===========      ==========      ==========

                                                                                WANGER
                             HOLLISTER       SCHAFER MID-     WANGER U.S.    INTERNATIONAL    TEMPLETON
VA1                         VALUE EQUITY      CAP VALUE       SMALL CAP       SMALL CAP         STOCK
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period            31,048           96,470       3,661,772       1,320,317         123,318
Participant deposits                  -                -          34,462          24,336           1,109
Participant transfers            26,658           20,712      (1,563,481)         29,238           2,787
Participant withdrawals            (139)         (60,995)       (307,362)       (157,780)        (79,435)
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period                  57,567           56,187       1,825,391       1,216,111          47,779
                            ===========      ===========      ==========      ==========      ==========


                              RESEARCH                                         OAKHURST
VA2, VA3                      ENHANCED        ENGEMANN        SENECA MID-     GROWTH AND
BIG EDGE PLUS:                 INDEX         NIFTY FIFTY      CAP GROWTH        INCOME
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period        17,199,193        4,303,736       3,419,222      15,811,322
Participant deposits          1,097,855          780,543         217,602       1,587,589
Participant transfers         5,068,835       10,353,975       1,608,289      10,338,125
Participant withdrawals      (3,506,575)      (3,107,221)       (315,678)     (5,328,150)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period              19,859,308       12,331,033       4,929,435      22,408,886
                            ===========      ===========      ==========      ==========

                                                                                WANGER
VA2, VA3                     HOLLISTER       SCHAFER MID-     WANGER U.S.    INTERNATIONAL    TEMPLETON
BIG EDGE PLUS:              VALUE EQUITY      CAP VALUE       SMALL CAP       SMALL CAP         STOCK
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period         3,852,583        4,410,150      74,395,783      38,202,216       7,266,228
Participant deposits            123,719          168,179       1,586,932         772,470         184,115
Participant transfers         3,476,789          154,566      (7,231,208)     (1,547,457)     (1,856,931)
Participant withdrawals      (2,678,216)        (567,821)     (9,855,849)     (4,874,371)     (1,244,365)
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period               4,774,875        4,165,074      58,895,658      32,552,858       4,349,047
                            ===========      ===========      ==========      ==========      ==========


                              RESEARCH                                         OAKHURST
                              ENHANCED        ENGEMANN        SENECA MID-     GROWTH AND
GROUP STRATEGIC EDGE:          INDEX         NIFTY FIFTY      CAP GROWTH        INCOME
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period         1,450,030          155,451         115,776         584,250
Participant deposits          1,046,703          575,021         157,076         737,176
Participant transfers           341,616          285,546          60,164         277,642
Participant withdrawals        (340,848)         (85,267)         (6,265)       (120,166)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period               2,497,501          930,751         326,751       1,478,902
                            ===========      ===========      ==========      ==========

                                                                                WANGER
                             HOLLISTER       SCHAFER MID-     WANGER U.S.    INTERNATIONAL    TEMPLETON
GROUP STRATEGIC EDGE:       VALUE EQUITY      CAP VALUE       SMALL CAP       SMALL CAP         STOCK
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period           862,670          149,139       3,563,757       1,913,296         732,648
Participant deposits            102,438           98,175       1,042,601         367,958         235,031
Participant transfers          (604,508)         (81,993)       (284,869)        (52,798)        (67,937)
Participant withdrawals          (4,444)          (6,351)       (697,721)       (430,319)        (75,976)
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period                 356,156          158,970       3,623,768       1,798,137         823,766
                            ===========      ===========      ==========      ==========      ==========


                              RESEARCH                                         OAKHURST
                              ENHANCED        ENGEMANN        SENECA MID-     GROWTH AND
GROUP STRATEGIC EDGE (SIP):    INDEX         NIFTY FIFTY      CAP GROWTH        INCOME
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period           398,144                -               -               -
Participant deposits            238,151                -               -               -
Participant transfers                 -                -               -               -
Participant withdrawals        (198,843)               -               -               -
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period                 437,452                -               -               -
                            ===========      ===========      ==========      ==========

                                                                                WANGER
                             HOLLISTER       SCHAFER MID-     WANGER U.S.    INTERNATIONAL    TEMPLETON
GROUP STRATEGIC EDGE (SIP): VALUE EQUITY      CAP VALUE       SMALL CAP       SMALL CAP         STOCK
                            ------------     -----------     ------------     ----------      ----------
Units outstanding,
  beginning of period                 -                -               -               -               -
Participant deposits                  -                -               -               -               -
Participant transfers                 -                -               -               -               -
Participant withdrawals               -                -               -               -               -
                            -----------      -----------      ----------      ----------      ----------
Units outstanding,
  end of period                       -                -               -               -               -
                            ===========      ===========      ==========      ==========      ==========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE
          PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                             TEMPLETON                        TEMPLETON
                               ASSET          TEMPLETON       DEVELOPING     MUTUAL SHARES
VA1                          ALLOCATION     INTERNATIONAL       MARKETS       INVESTMENTS
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period           131,150          211,412         710,888               -
Participant deposits                925               (0)              -               -
Participant transfers            13,392           12,915          34,717               -
Participant withdrawals         (17,669)         (23,805)        (24,421)              -
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period                 127,798          200,522         721,184               -
                            ===========      ===========      ==========      ==========

                                              WANGER                                         FEDERATED
                              WANGER          FOREIGN        EAFE EQUITY    BANKERS TRUST   U.S. GOV'T
VA1                           TWENTY           FORTY           INDEX           DOW 30      SECURITIES II
                            ----------      -----------      -----------    -------------  -------------
Units outstanding,
  beginning of period                -                -               -               -               -
Participant deposits                 -                -          21,602               -               -
Participant transfers           24,863                -               -               -               -
Participant withdrawals         (3,488)               -               -               -               -
                            ----------      -----------      ----------      ----------     -----------
Units outstanding,
  end of period                 21,375                -          21,602               -               -
                            ==========      ===========      ==========      ==========     ===========


                             TEMPLETON                        TEMPLETON
VA2, VA3                       ASSET          TEMPLETON       DEVELOPING     MUTUAL SHARES
BIG EDGE PLUS:               ALLOCATION     INTERNATIONAL       MARKETS       INVESTMENTS
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period         4,088,890        6,454,000       3,806,762         123,787
Participant deposits             71,012          185,135         181,984          21,367
Participant transfers          (541,947)        (285,647)      1,188,371         260,349
Participant withdrawals        (710,341)        (898,898)       (677,893)        (36,879)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period               2,907,614        5,454,590       4,499,224         368,624
                            ===========      ===========      ==========      ==========

                                              WANGER                                         FEDERATED
VA2, VA3                      WANGER          FOREIGN        EAFE EQUITY    BANKERS TRUST   U.S. GOV'T
BIG EDGE PLUS:                TWENTY           FORTY           INDEX           DOW 30      SECURITIES II
                            ----------      -----------      -----------    -------------  -------------
Units outstanding,
  beginning of period                -                -               -               -               -
Participant deposits           225,870          123,665          13,706       5,000,000          33,968
Participant transfers        1,707,804        1,182,649         151,544          10,697       1,820,563
Participant withdrawals        (33,561)         (13,464)        (13,921)              -        (132,200)
                            ----------      -----------      ----------      ----------     -----------
Units outstanding,
  end of period              1,900,113        1,292,850         151,329       5,010,697       1,722,331
                            ==========      ===========      ==========      ==========     ===========


                             TEMPLETON                        TEMPLETON
                               ASSET          TEMPLETON       DEVELOPING     MUTUAL SHARES
GROUP STRATEGIC EDGE:        ALLOCATION     INTERNATIONAL       MARKETS       INVESTMENTS
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period           489,929          654,964         440,864               -
Participant deposits            369,672          291,862         175,726          20,758
Participant transfers           (63,918)         (22,216)         51,276          10,029
Participant withdrawals         (57,033)        (147,219)        (58,252)            (36)
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period                 738,650          777,391         609,614          30,751
                            ===========      ===========      ==========      ==========

                                              WANGER                                         FEDERATED
                              WANGER          FOREIGN        EAFE EQUITY    BANKERS TRUST   U.S. GOV'T
GROUP STRATEGIC EDGE:         TWENTY           FORTY           INDEX           DOW 30      SECURITIES II
                            ----------      -----------      -----------    -------------  -------------
Units outstanding,
  beginning of period                -                -               -               -               -
Participant deposits            17,622            3,947          11,637               -             104
Participant transfers           58,740           11,916           9,975               -          79,304
Participant withdrawals           (342)            (249)             (8)              -               -
                            ----------      -----------      ----------      ----------     -----------
Units outstanding,
  end of period                 76,020           15,614          21,604               -          79,408
                            ==========      ===========      ==========      ==========     ===========


                             FEDERATED        FEDERATED
                            HIGH INCOME       U.S. GOV'T     JANUS EQUITY
VA1                         BOND FUND II        BOND            INCOME       JANUS GROWTH
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period                 -                -               -               -
Participant deposits                  -                -               -               -
Participant transfers                 -                -               -          61,857
Participant withdrawals               -                -               -               -
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period                       -                -               -          61,857
                            ===========      ===========      ==========      ==========

                              JANUS           MORGAN
                             FLEXIBLE         STANLEY        TECHNOLOGY
VA1                           INCOME        FOCUS EQUITY      PORTFOLIO
                            ----------      -----------      -----------
Units outstanding,
  beginning of period                -                -               -
Participant deposits                 -                -               -
Participant transfers                -                -         162,736
Participant withdrawals              -                -               -
                            ----------      -----------      ----------
Units outstanding,
  end of period                      -                -         162,736
                            ==========      ===========      ==========


                             FEDERATED        FEDERATED
VA2, VA3                    HIGH INCOME       U.S. GOV'T     JANUS EQUITY
BIG EDGE PLUS:              BOND FUND II        BOND            INCOME       JANUS GROWTH
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period                 -                -               -               -
Participant deposits             22,584        5,000,000       2,000,000       2,020,964
Participant transfers           137,839           67,873           8,927         168,072
Participant withdrawals              (4)               -               -               -
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period                 160,419        5,067,873       2,008,927       2,189,036
                            ===========      ===========      ==========      ==========

                              JANUS           MORGAN
VA2, VA3                     FLEXIBLE         STANLEY        TECHNOLOGY
BIG EDGE PLUS:                INCOME        FOCUS EQUITY      PORTFOLIO
                            ----------      -----------      -----------
Units outstanding,
  beginning of period                -                -
Participant deposits         5,000,000        5,000,000               -
Participant transfers                -            4,002         182,829
Participant withdrawals              -                -               -
                            ----------      -----------      ----------
Units outstanding,
  end of period              5,000,000        5,004,002         182,829
                            ==========      ===========      ==========


                             FEDERATED        FEDERATED
                            HIGH INCOME       U.S. GOV'T     JANUS EQUITY
GROUP STRATEGIC EDGE:       BOND FUND II        BOND            INCOME       JANUS GROWTH
                            ------------     -----------     ------------     ----------
Units outstanding,
  beginning of period                 -                -               -               -
Participant deposits                151                -               -               -
Participant transfers                 -                -               -               -
Participant withdrawals               -                -               -               -
                            -----------      -----------      ----------      ----------
Units outstanding,
  end of period                     151                -               -               -
                            ===========      ===========      ==========      ==========

                              JANUS           MORGAN
                             FLEXIBLE         STANLEY        TECHNOLOGY
GROUP STRATEGIC EDGE:         INCOME        FOCUS EQUITY      PORTFOLIO
                            ----------      -----------      -----------
Units outstanding,
  beginning of period                -                -               -
Participant deposits                 -                -               -
Participant transfers                -                -               -
Participant withdrawals              -                -               -
                            ----------      -----------      ----------
Units outstanding,
  end of period                      -                -               -
                            ==========      ===========      ==========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

 NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Subaccounts designated VA1 in the daily equivalent of 0.40% on an annual basis of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1999 aggregated $1,136,408 and are funded by and included in participant withdrawals.

   PEPCO is the principal underwriter and distributor for the Account. Phoenix reimburses PEPCO for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0 - 6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,430,013 for the year ended December 31, 1999.

NOTE 6--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.


                       See Notes to Financial Statements
                                       B-34

                        REPORT OF INDEPENDENT ACCOUNTANTS




[logo] PricewaterhouseCoopers



To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Schafer Mid-Cap Value, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity and Technology Portfolio (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000


                       See Notes to Financial Statements
                                      B-35

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

_____________________________

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                                  ENGEMANN           GOODWIN           OAKHURST
                                              GOODWIN MONEY        CAPITAL        MULTI-SECTOR        STRATEGIC         ABERDEEN
                                                 MARKET            GROWTH         FIXED INCOME        ALLOCATION      INTERNATIONAL
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                   $  2,331,136      $ 24,233,351      $  2,583,746      $  4,277,776      $  3,476,750
                                              ============      ============      ============      ============      ============
        Investments at market                 $  2,331,136      $ 28,710,212      $  2,482,977      $  4,431,752      $  3,573,532
                                              ------------      ------------      ------------      ------------      ------------
             Total assets                        2,331,136        28,710,212         2,482,977         4,431,752         3,573,532
LIABILITIES
        Accrued expenses to related party            2,907            31,379             2,851             5,044             3,847
                                              ------------      ------------      ------------      ------------      ------------
NET ASSETS                                    $  2,328,229      $ 28,678,833      $  2,480,126      $  4,426,708      $  3,569,685
                                              ============      ============      ============      ============      ============
Accumulation units outstanding                   2,200,337        19,889,779         2,558,566         3,589,568         2,752,612
                                              ============      ============      ============      ============      ============
Unit value                                    $   1.058124      $   1.441888      $   0.969342      $   1.233215      $   1.296836
                                              ============      ============      ============      ============      ============


                                                                DUFF & PHELPS        SENECA                             RESEARCH
                                                OAKHURST         REAL ESTATE        STRATEGIC         ABERDEEN          ENHANCED
                                                BALANCED         SECURITIES          THEME            NEW ASIA           INDEX
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                   $  2,929,845      $    107,822      $  3,716,243      $    180,302      $  2,421,775
                                              ============      ============      ============      ============      ============
        Investments at market                 $  3,136,062      $    103,155      $  4,234,865      $    242,882      $  2,672,858
                                              ------------      ------------      ------------      ------------      ------------
             Total assets                        3,136,062           103,155         4,234,865           242,882         2,672,858
LIABILITIES
        Accrued expenses to related party            3,565               110             4,280               272             3,010
                                              ------------      ------------      ------------      ------------      ------------
NET ASSETS                                    $  3,132,497      $    103,045      $  4,230,585      $    242,610      $  2,669,848
                                              ============      ============      ============      ============      ============
Accumulation units outstanding                   2,575,795           117,474         2,047,246           140,082         2,054,972
                                              ============      ============      ============      ============      ============
Unit value                                    $   1.216129      $   0.877175         $2.066476      $   1.731910      $   1.299214
                                              ============      ============      ============      ============      ============


                                                                                    OAKHURST
                                             ENGEMANN NIFTY      SENECA MID-       GROWTH AND        HOLLISTER        SCHAFER MID-
                                                  FIFTY          CAP GROWTH          INCOME         VALUE EQUITY       CAP VALUE
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                   $  2,208,201      $    560,295      $  4,096,914      $    331,168      $    232,062
                                              ============      ============      ============      ============      ============
        Investments at market                 $  2,740,658      $    801,903      $  4,578,556      $    390,670      $    218,382
                                              ------------      ------------      ------------      ------------      ------------
             Total assets                        2,740,658           801,903         4,578,556           390,670           218,382
LIABILITIES
        Accrued expenses to related party            2,946               768             5,017               434               245
                                              ------------      ------------      ------------      ------------      ------------
NET ASSETS                                    $  2,737,712      $    801,135      $  4,573,539      $    390,236      $    218,137
                                              ============      ============      ============      ============      ============
Accumulation units outstanding                   1,760,041           483,084         3,530,977           292,247           278,569
                                              ============      ============      ============      ============      ============
Unit value                                    $   1.555482      $   1.658377      $   1.295262      $   1.335298      $   0.783063
                                              ============      ============      ============      ============      ============



                                                                  WANGER                             TEMPLETON
                                               WANGER U.S.      INTERNATIONAL      TEMPLETON           ASSET            TEMPLETON
                                               SMALL CAP         SMALL CAP           STOCK           ALLOCATION       INTERNATIONAL
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                   $  3,951,529      $  1,660,218      $    119,013      $    112,946      $    314,514
                                              ============      ============      ============      ============      ============
        Investments at market                 $  4,619,770      $  2,892,750      $    143,025      $    125,230      $    365,119
                                              ------------      ------------      ------------      ------------      ------------
             Total assets                        4,619,770         2,892,750           143,025           125,230           365,119
LIABILITIES
        Accrued expenses to related party            5,058             2,865               160               132               407
                                              ------------      ------------      ------------      ------------      ------------
NET ASSETS                                    $  4,614,712      $  2,889,885      $    142,865      $    125,098      $    364,712
                                              ============      ============      ============      ============      ============
Accumulation units outstanding                   4,017,389         1,214,475           125,117           103,274           320,749
                                              ============      ============      ============      ============      ============
Unit value                                    $   1.148684      $   2.379535      $   1.141854      $   1.211317      $   1.137062


                       See Notes to Financial Statements
                                       B-37

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999
                                  (CONTINUED)

                                                TEMPLETON
                                               DEVELOPING       MUTUAL SHARES        WANGER            WANGER          EAFE EQUITY
                                                MARKETS          INVESTMENTS         TWENTY         FOREIGN FORTY         INDEX
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                   $    185,288      $      9,226      $    288,989      $    291,536      $     46,507
                                              ============      ============      ============      ============      ============
        Investments at market                 $    240,344      $      9,764      $    337,151      $    387,216      $     48,291
                                              ------------      ------------      ------------      ------------      ------------
             Total assets                          240,344             9,764           337,151           387,216            48,291
LIABILITIES
        Accrued expenses to related party              238                10               371               346                53
                                              ------------      ------------      ------------      ------------      ------------
NET ASSETS                                    $    240,106      $      9,754      $    336,780      $    386,870      $     48,238
                                              ============      ============      ============      ============      ============
Accumulation units outstanding                     134,309             9,084           243,304           210,248            43,532
                                              ============      ============      ============      ============      ============
Unit value                                    $   1.787713      $   1.073814      $   1.384197      $   1.840065      $   1.108104
                                              ============      ============      ============      ============      ============


                                              FEDERATED U.S.      FEDERATED
                                                  GOV'T          HIGH INCOME
                                              SECURITIES II     BOND FUND II
                                               SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                   $     33,156      $     97,042
                                              ============      ============
        Investments at market                 $     33,079      $     98,698
                                              ------------      ------------
             Total assets                           33,079            98,698
LIABILITIES
        Accrued expenses to related party               39               115
                                              ------------      ------------
NET ASSETS                                    $     33,040      $     98,583
                                              ============      ============
Accumulation units outstanding                      32,780            97,952
                                              ============      ============
Unit value                                    $   1.007938      $   1.006448
                                              ============      ============


                       See Notes to Financial Statements
                                       B-38

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                  ENGEMANN          GOODWIN           OAKHURST
                                                GOODWIN            CAPITAL        MULTI-SECTOR        STRATEGIC
                                              MONEY MARKET         GROWTH         INCOME FIXED       ALLOCATION
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                         $    101,951      $     48,909      $    178,689      $     78,686
Expenses
        Mortality, expense risk and
          administrative charges                    29,398           248,714            28,626            41,553
                                              ------------      ------------      ------------      ------------
Net investment income (loss)                        72,553          (199,805)          150,063            37,133
                                              ------------      ------------      ------------      ------------
Net realized gain (loss) from share
  transactions                                         -                  78             2,824               540
Net realized gain distribution from Fund               -           2,069,505               -             204,519
Net unrealized appreciation (depreciation)
  on investment                                        -           3,855,074           (60,752)          118,511
                                              ------------      ------------      ------------      ------------
Net gain (loss) on investments                         -           5,924,657           (57,928)          323,570
                                              ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations            $     72,553      $  5,724,852      $     92,135      $    360,703
                                              ============      ============      ============      ============


                                                                                  DUFF & PHELPS        SENECA
                                                ABERDEEN          OAKHURST         REAL ESTATE        STRATEGIC
                                              INTERNATIONAL       BALANCED         SECURITIES          THEME
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                         $     66,161      $     59,577      $      4,676      $        -
Expenses
        Mortality, expense risk and
          administrative charges                    34,895            30,511             1,234            18,773
                                              ------------      ------------      ------------      ------------
Net investment income (loss)                        31,266            29,066             3,442           (18,773)
                                              ------------      ------------      ------------      ------------
Net realized gain (loss) from share
  transactions                                       1,085            (2,122)           (1,095)             (340)
Net realized gain distribution from Fund           396,490           103,105               -             443,798
Net unrealized appreciation (depreciation)
  on investment                                    290,964           131,649              (468)          486,246
                                              ------------      ------------      ------------      ------------
Net gain (loss) on investments                     688,539           232,632            (1,563)          929,704
                                              ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations            $    719,805      $    261,698      $      1,879      $    910,931
                                              ============      ============      ============      ============


                                                                  RESEARCH
                                                ABERDEEN          ENHANCED           ENGEMANN       SENECA MID-
                                                NEW ASIA           INDEX           NIFTY FIFTY       CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                         $      1,497      $     18,594      $        -        $        -
Expenses
        Mortality, expense risk and
        administrative charges                       1,932            24,079            17,405             5,074
                                              ------------      ------------      ------------      ------------
Net investment income (loss)                          (435)           (5,485)          (17,405)           (5,074)
                                              ------------      ------------      ------------      ------------
Net realized gain (loss) from share
  transactions                                          26               798               (26)              507
Net realized gain distribution from Fund               -             131,248               -              18,416
Net unrealized appreciation (depreciation)
  on investment                                     59,696           181,424           476,915           201,798
                                              ------------      ------------      ------------      ------------
Net gain (loss) on investments                      59,722           313,470           476,889           220,721
                                              ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations            $     59,287      $    307,985      $    459,484      $    215,647
                                              ============      ============      ============      ============


                       See Notes to Financial Statements
                                       B-39

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                OAKHURST
                                               GROWTH AND        HOLLISTER        SCHAFER MID-       WANGER U.S.
                                                 INCOME         VALUE EQUITY       CAP VALUE         SMALL CAP
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                         $     22,080      $      1,057      $      2,942      $        -
Expenses
        Mortality, expense risk and
          administrative charges                    35,107             3,491             2,527            38,118
                                              ------------      ------------      ------------      ------------
Net investment income (loss)                       (13,027)           (2,434)              415           (38,118)
                                              ------------      ------------      ------------      ------------
Net realized gain (loss) from share
  transactions                                        (640)               39               283            10,624
Net realized gain distribution from Fund            52,025            21,468               -             211,093
Net unrealized appreciation (depreciation)
  on investment                                    401,956            48,592           (19,316)          583,460
                                              ------------      ------------      ------------      ------------
Net gain (loss) on investments                     453,341            70,099           (19,033)          805,177
                                              ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations            $    440,314      $     67,665      $    (18,618)     $    767,059
                                              ============      ============      ============      ============


                                                 WANGER                            TEMPLETON
                                              INTERNATIONAL      TEMPLETON           ASSET           TEMPLETON
                                               SMALL CAP           STOCK           ALLOCATION       INTERNATIONAL
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
Investment income
        Distributions                         $      9,232      $      1,087      $      1,073      $      4,804
Expenses
        Mortality, expense risk and
          administrative charges                    14,105             1,295             1,084             3,844
                                              ------------      ------------      ------------      ------------
Net investment income (loss)                        (4,873)             (208)              (11)              960
                                              ------------      ------------      ------------      ------------
Net realized gain (loss) from share
  transactions                                         750             1,374                10               167
Net realized gain distribution from Fund               -               5,758             6,599            17,872
Net unrealized appreciation (depreciation)
  on investment                                  1,207,177            20,166            10,143            42,594
                                              ------------      ------------      ------------      ------------
Net gain (loss) on investments                   1,207,927            27,298            16,752            60,633
                                              ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations            $  1,203,054      $     27,090      $     16,741      $     61,593
                                              ============      ============      ============      ============


                                               TEMPLETON           MUTUAL
                                               DEVELOPING          SHARES            WANGER            WANGER
                                                MARKETS         INVESTMENTS          TWENTY         FOREIGN FORTY
                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(1)     SUBACCOUNT(2)
Investment income
        Distributions                         $        878      $        -        $        -        $        -
Expenses
        Mortality, expense risk and
          administrative charges                     1,479               105             1,611             1,009
                                              ------------      ------------      ------------      ------------
Net investment income (loss)                          (601)             (105)           (1,611)           (1,009)
                                              ------------      ------------      ------------      ------------
Net realized gain (loss) from share
  transactions                                         344               771             2,638               121
Net realized gain distribution from Fund               -                 -                 -                 -
Net unrealized appreciation (depreciation)
  on investment                                     52,045              (312)           48,162            95,680
                                              ------------      ------------      ------------      ------------
Net gain (loss) on investments                      52,389               459            50,800            95,801
                                              ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations            $     51,788      $        354      $     49,189      $     94,792
                                              ============      ============      ============      ============

  (1)  From inception February 17, 1999 to December 31, 1999
  (2)  From inception February 17, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                       B-40

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)



                                                                 FEDERATED         FEDERATED
                                              EAFE EQUITY        U.S. GOV'T        HIGH INCOME
                                                 INDEX          SECURITIES II     BOND FUND II
                                              SUBACCOUNT(3)     SUBACCOUNT(4)     SUBACCOUNT(5)
Investment income
        Distributions                         $        768      $        -        $        -
Expenses
        Mortality, expense risk and
         administrative charges                         68                62               384
                                              ------------      ------------      ------------
Net investment income (loss)                           700               (62)             (384)
                                              ------------      ------------      ------------
Net realized gain (loss) from share
 transactions                                           (0)               (0)               (2)
Net realized gain distribution from Fund             1,434               -                 -
Net unrealized appreciation (depreciation)
  on investment                                      1,783               (77)            1,656
                                              ------------      ------------      ------------
Net gain (loss) on investments                       3,217               (77)            1,654
                                              ------------      ------------      ------------
Net increase (decrease) in net
 assets resulting from operations             $      3,917      $       (139)     $      1,270
                                              ============      ============      ============

  (3)  From inception November 10, 1999 to December 31, 1999
  (4)  From inception September1, 1999 to December 31, 1999
  (5)  From inception August 6, 1999 to December 31, 1999


                       See Notes to Financial Statements
                                      B-41

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                GOODWIN           ENGEMANN          GOODWIN
                                                 MONEY            CAPITAL         MULTI-SECTOR
                                                 MARKET            GROWTH         FIXED INCOME
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $     72,553      $   (199,805)     $    150,063
        Net realized gain (loss)                       -           2,069,583             2,824
        Net unrealized appreciation
          (depreciation)                               -           3,855,074           (60,752)
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                 72,553         5,724,852            92,135
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     6,526,744        11,388,154         1,066,806
        Participant transfers                   (5,818,211)        1,284,054           (92,828)
        Participant withdrawals                    (98,248)         (331,319)          (56,419)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                             610,285        12,340,889           917,559
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                               682,838        18,065,741         1,009,694
NET ASSETS
        Beginning of period                      1,645,391        10,613,092         1,470,432
                                              ------------      ------------      ------------
        End of period                         $  2,328,229      $ 28,678,833      $  2,480,126
                                              ============      ============      ============


                                               OAKHURST
                                               STRATEGIC          ABERDEEN          OAKHURST
                                               ALLOCATION       INTERNATIONAL       BALANCED
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $     37,133      $     31,266      $     29,066
        Net realized gain (loss)                   205,059           397,575           100,983
        Net unrealized appreciation
          (depreciation)                           118,511           290,964           131,649
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                360,703           719,805           261,698
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     2,098,949         1,215,478         1,385,186
        Participant transfers                      416,802           146,498           249,239
        Participant withdrawals                   (129,341)          (39,052)          (72,751)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           2,386,410         1,322,924         1,561,674
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             2,747,113         2,042,729         1,823,372
NET ASSETS
        Beginning of period                      1,679,595         1,526,956         1,309,125
                                              ------------      ------------      ------------
        End of period                         $  4,426,708      $  3,569,685      $  3,132,497
                                              ============      ============      ============


                                              DUFF & PHELPS        SENECA
                                               REAL ESTATE       STRATEGIC          ABERDEEN
                                               SECURITIES          THEME            NEW ASIA
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $      3,442      $    (18,773)   $         (435)
        Net realized gain (loss)                    (1,095)          443,458                26
        Net unrealized appreciation
          (depreciation)                              (468)          486,246            59,696
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                  1,879           910,931            59,287
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        31,503         2,435,862           156,283
        Participant transfers                      (34,809)          729,401             7,872
        Participant withdrawals                     (1,278)          (45,909)           (3,216)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                              (4,584)        3,119,354           160,939
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                                (2,705)        4,030,285           220,226
NET ASSETS
        Beginning of period                        105,750           200,300            22,384
                                              ------------      ------------      ------------
        End of period                         $    103,045      $  4,230,585      $    242,610
                                              ============      ============      ============


                       See Notes to Financial Statements
                                       B-42

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)

                                                RESEARCH
                                                ENHANCED          ENGEMANN         SENECA MID-
                                                 INDEX          NIFTY FIFTY        CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $     (5,485)     $    (17,405)     $     (5,074)
        Net realized gain (loss)                   132,046               (26)           18,923
        Net unrealized appreciation
          (depreciation)                           181,424           476,915           201,798
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                307,985           459,484           215,647
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                       873,593         1,436,357           191,790
        Participant transfers                      484,519           564,045           160,898
        Participant withdrawals                    (15,894)          (14,797)           (1,900)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           1,342,218         1,985,605           350,788
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             1,650,203         2,445,089           566,435
NET ASSETS
        Beginning of period                      1,019,645           292,623           234,700
                                              ------------      ------------      ------------
        End of period                         $  2,669,848      $  2,737,712      $    801,135
                                              ============      ============      ============


                                                OAKHURST
                                               GROWTH AND        HOLLISTER        SCHAFER MID-
                                                 INCOME         VALUE EQUITY       CAP VALUE
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT

FROM OPERATIONS
        Net investment income (loss)          $    (13,027)     $     (2,434)     $        415
        Net realized gain (loss)                    51,385            21,507               283
        Net unrealized appreciation
          (depreciation)                           401,956            48,592           (19,316)
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                440,314            67,665           (18,618)
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     2,693,185           157,778            62,790
        Participant transfers                      572,216            18,259            33,628
        Participant withdrawals                    (57,958)           (1,313)           (3,324)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           3,207,443           174,724            93,094
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             3,647,757           242,389            74,476
NET ASSETS
        Beginning of period                        925,782           147,847           143,661
                                              ------------      ------------      ------------
        End of period                         $  4,573,539      $    390,236      $    218,137
                                              ============      ============      ============


                                                                  WANGER
                                               WANGER U.S.      INTERNATIONAL      TEMPLETON
                                               SMALL CAP          SMALL CAP          STOCK
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $    (38,118)     $     (4,873)     $       (208)
        Net realized gain (loss)                   221,717               750             7,132
        Net unrealized appreciation
          (depreciation)                           583,460         1,207,177            20,166
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                767,059         1,203,054            27,090
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                     1,920,248           723,443            41,599
        Participant transfers                      308,115           598,235            20,736
        Participant withdrawals                    (78,710)          (40,639)          (13,567)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                           2,149,653         1,281,039            48,768
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                             2,916,712         2,484,093            75,858
NET ASSETS
        Beginning of period                      1,698,000           405,792            67,007
                                              ------------      ------------      ------------
        End of period                         $  4,614,712      $  2,889,885      $    142,865
                                              ============      ============      ============


                       See Notes to Financial Statements
                                       B-43

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)


                                               TEMPLETON                           TEMPLETON
                                                 ASSET           TEMPLETON         DEVELOPING
                                               ALLOCATION       INTERNATIONAL       MARKETS
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)          $        (11)     $        960      $       (601)
        Net realized gain (loss)                     6,609            18,039               344
        Net unrealized appreciation
          (depreciation)                            10,143            42,594            52,045
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                 16,741            61,593            51,788
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        34,561            92,720            81,293
        Participant transfers                       28,611            45,991            85,474
        Participant withdrawals                     (3,150)           (5,263)           (3,890)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                              60,022           133,448           162,877
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                                76,763           195,041           214,665
NET ASSETS
        Beginning of period                         48,335           169,671            25,441
                                              ------------      ------------      ------------
        End of period                         $    125,098      $    364,712      $    240,106
                                              ============      ============      ============


                                                 MUTUAL
                                                 SHARES            WANGER            WANGER
                                               INVESTMENTS         TWENTY         FOREIGN FORTY
                                               SUBACCOUNT       SUBACCOUNT(1)     SUBACCOUNT(2)
FROM OPERATIONS
        Net investment income (loss)          $       (105)     $     (1,611)     $     (1,009)
        Net realized gain (loss)                       771             2,638               121
        Net unrealized appreciation
          (depreciation)                              (312)           48,162            95,680
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                    354            49,189            94,792
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                         5,372           258,940            93,526
        Participant transfers                      (21,806)           32,011           198,552
        Participant withdrawals                        -              (3,360)              -
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                             (16,434)          287,591           292,078
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                               (16,080)          336,780           386,870
NET ASSETS
        Beginning of period                         25,834               -                 -
                                              ------------      ------------      ------------
        End of period                         $      9,754      $    336,780      $    386,870
                                              ============      ============      ============


                                                                  FEDERATED        FEDERATED
                                              EAFE EQUITY         U.S. GOV'T      HIGH INCOME
                                                 INDEX          SECURITIES II     BOND FUND II
                                              SUBACCOUNT(3)     SUBACCOUNT(4)     SUBACCOUNT(5)
FROM OPERATIONS
        Net investment income (loss)          $        700      $        (62)     $       (384)
        Net realized gain (loss)                     1,434                (0)               (2)
        Net unrealized appreciation
          (depreciation)                             1,783               (77)            1,656
                                              ------------      ------------      ------------
        Net increase (decrease)
          resulting from operations                  3,917              (139)            1,270
                                              ------------      ------------      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                        39,200            29,600            38,184
        Participant transfers                        5,121             3,699            59,261
        Participant withdrawals                        -                (120)             (132)
                                              ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from participant
          transactions                              44,321            33,179            97,313
                                              ------------      ------------      ------------
        Net increase (decrease) in
          net assets                                48,238            33,040            98,583
NET ASSETS
        Beginning of period                            -                 -                 -
                                              ------------      ------------      ------------
        End of period                         $     48,238      $     33,040      $     98,583
                                              ============      ============      ============


                       See Notes to Financial Statements
                                       B-44

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1999
                                  (CONTINUED)


         Footnotes for Statement of Changes in Net Assets
              For the period ended December 31, 1999


(1)   From inception February 17, 1999 to December 31, 1999
(2)   From inception February 17, 1999 to December 31, 1999
(3)   From inception November 10, 1999 to December 31, 1999
(4)   From inception September 1, 1999 to December 31, 1999
(5)   From inception August 6, 1999 to December 31, 1999





                       See Notes to Financial Statements
                                       B-45

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                               ENGEMANN         GOODWIN MULTI-
                                                                          GOODWIN MONEY         CAPITAL          SECTOR FIXED
                                                                             MARKET             GROWTH             INCOME
                                                                          SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(3)
                                                                          -------------      -------------      -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $      14,640      $     (12,162)     $      32,944
   Net realized gain (loss).........................................                 --            103,854                280
   Net unrealized appreciation (depreciation).......................                 --            621,787            (40,017)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from operations..             14,640            713,479             (6,793)
                                                                          -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          2,543,980          9,768,376          1,343,432
   Participant transfers............................................           (865,293)           190,527            134,447
   Participant withdrawals..........................................            (47,936)           (59,290)              (654)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          1,630,751          9,899,613          1,477,225
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets............................          1,645,391         10,613,092          1,470,432
NET ASSETS
   Beginning of period..............................................                  0                  0                  0
                                                                          -------------      -------------      -------------
   End of period....................................................      $   1,645,391      $  10,613,092      $   1,470,432
                                                                          =============      =============      =============


                                                                            OAKHURST
                                                                            STRATEGIC          ABERDEEN           OAKHURST
                                                                           ALLOCATION        INTERNATIONAL        BALANCED
                                                                          SUBACCOUNT(5)      SUBACCOUNT(9)      SUBACCOUNT(6)
                                                                          -------------      -------------      -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $       6,199      $      (1,699)     $       6,126
   Net realized gain (loss).........................................             53,822            241,676              1,065
   Net unrealized appreciation (depreciation).......................             35,465           (194,182)            74,568
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from operations..             95,486             45,795             81,759
                                                                          -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          1,500,673          1,468,191          1,184,410
   Participant transfers............................................             84,868             19,076             60,238
   Participant withdrawals..........................................             (1,432)            (6,106)           (17,282)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          1,584,109          1,481,161          1,227,366
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets............................          1,679,595          1,526,956          1,309,125
NET ASSETS
   Beginning of period..............................................                  0                  0                  0
                                                                          -------------      -------------      -------------
   End of period....................................................      $   1,679,595      $   1,526,956      $   1,309,125
                                                                          =============      =============      =============


                                                                          DUFF & PHELPS         SENECA
                                                                           REAL ESTATE         STRATEGIC          ABERDEEN
                                                                           SECURITIES            THEME            NEW ASIA
                                                                          SUBACCOUNT(7)      SUBACCOUNT(8)      SUBACCOUNT(8)
                                                                          -------------      -------------      -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $       2,675      $        (633)     $          (5)
   Net realized gain (loss).........................................               (371)             5,680                 42
   Net unrealized appreciation (depreciation).......................             (4,237)            32,376              2,884
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from operations..             (1,933)            37,423              2,921
                                                                          -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            103,404            182,463             20,743
   Participant transfers............................................              4,323            (19,017)               250
   Participant withdrawals..........................................                (44)              (569)            (1,530)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            107,683            162,877             19,463
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets............................            105,750            200,300             22,384
NET ASSETS
   Beginning of period..............................................                  0                  0                  0
                                                                          -------------      -------------      -------------
   End of period....................................................      $     105,750      $     200,300      $      22,384
                                                                          =============      =============      =============

(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(6) From inception June 3, 1998 to December 31, 1998


                       See Notes to Financial Statements
                                       B-46

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                            RESEARCH                               SENECA
                                                                            ENHANCED           ENGEMANN            MID-CAP
                                                                             INDEX            NIFTY FIFTY          GROWTH
                                                                          SUBACCOUNT(1)      SUBACCOUNT(4)      SUBACCOUNT(4)
                                                                          -------------      -------------      -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $       2,395      $        (888)     $        (619)
   Net realized gain (loss).........................................             39,545                 30                (19)
   Net unrealized appreciation (depreciation).......................             69,659             55,542             39,810
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from operations..            111,599             54,684             39,172
                                                                          -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            862,473            237,816            188,189
   Participant transfers............................................             74,779              6,755             12,830
   Participant withdrawals..........................................            (29,206)            (6,632)            (5,491)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            908,046            237,939            195,528
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets............................          1,019,645            292,623            234,700
NET ASSETS
   Beginning of period..............................................                  0                  0                  0
                                                                          -------------      -------------      -------------
   End of period....................................................      $   1,019,645      $     292,623      $     234,700
                                                                          =============      =============      =============


                                                                            OAKHURST                               SCHAFER
                                                                             GROWTH            HOLLISTER           MID-CAP
                                                                           AND INCOME        VALUE EQUITY           VALUE
                                                                          SUBACCOUNT(4)      SUBACCOUNT(8)      SUBACCOUNT(4)
                                                                          -------------      -------------      -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $         132      $          64      $        (188)
   Net realized gain (loss).........................................                 70                212                 (4)
   Net unrealized appreciation (depreciation).......................             79,686             10,910              5,636
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from operations..             79,888             11,186              5,444
                                                                          -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................            745,117            133,027            122,222
   Participant transfers............................................            120,825             10,661             17,285
   Participant withdrawals..........................................            (20,048)            (7,027)            (1,290)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................            845,894            136,661            138,217
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets............................            925,782            147,847            143,661
NET ASSETS
   Beginning of period..............................................                  0                  0                  0
                                                                          -------------      -------------      -------------
   End of period....................................................      $     925,782      $     147,847      $     143,661
                                                                          =============      =============      =============


                                                                             WANGER             WANGER
                                                                               U.S.          INTERNATIONAL        TEMPLETON
                                                                            SMALL CAP          SMALL CAP            STOCK
                                                                          SUBACCOUNT(3)      SUBACCOUNT(9)      SUBACCOUNT(5)
                                                                          -------------      -------------      -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $      (4,490)     $        (975)     $        (290)
   Net realized gain (loss).........................................               (196)               245                  1
   Net unrealized appreciation (depreciation).......................             84,781             25,324              3,846
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from operations..             80,095             24,594              3,557
                                                                          -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          1,570,924            363,290             56,849
   Participant transfers............................................             60,617             26,170             12,674
   Participant withdrawals..........................................            (13,636)            (8,262)            (6,072)
                                                                          -------------      -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          1,617,905            381,198             63,451
                                                                          -------------      -------------      -------------
   Net increase in (decrease) net assets............................          1,698,000            405,792             67,008
NET ASSETS
   Beginning of period..............................................                  0                  0                  0
                                                                          -------------      -------------      -------------
   End of period....................................................      $   1,698,000      $     405,792      $      67,008
                                                                          =============      =============      =============

(1) From inception May 13, 1998 to December 31, 1998        (5) From inception June 2, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998


                       See Notes to Financial Statements
                                       B-47

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON
                                                                             ASSET             TEMPLETON
                                                                           ALLOCATION        INTERNATIONAL
                                                                          SUBACCOUNT(8)      SUBACCOUNT(4)
FROM OPERATIONS
   Net investment income (loss).....................................      $        (243)     $        (606)
   Net realized gain (loss).........................................                (12)              (204)
   Net unrealized appreciation (depreciation).......................              2,141              8,011
                                                                          -------------      -------------
   Net increase (decrease) in net assets resulting from operations..              1,886              7,201
                                                                          -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................             39,635            151,455
   Participant transfers............................................              7,203             14,400
   Participant withdrawals..........................................               (389)            (3,385)
                                                                          -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................             46,449            162,470
                                                                          -------------      -------------
   Net increase in (decrease) net assets............................             48,335            169,671
NET ASSETS
   Beginning of period..............................................                  0                  0
                                                                          -------------      -------------
   End of period....................................................      $      48,335      $     169,671
                                                                          =============      =============


                                                                            TEMPLETON
                                                                            DEVELOPING       MUTUAL SHARES
                                                                             MARKETS          INVESTMENTS
                                                                          SUBACCOUNT(10)     SUBACCOUNT(11)
FROM OPERATIONS
   Net investment income (loss).....................................      $         (84)     $         (16)
   Net realized gain (loss).........................................                (24)                --
   Net unrealized appreciation (depreciation).......................              3,011                850
                                                                          -------------      -------------
   Net increase (decrease) in net assets resulting from operations..              2,903                834
                                                                          -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................             24,013             25,000
   Participant transfers............................................              1,201                 --
   Participant withdrawals..........................................             (2,676)                --
                                                                          -------------      -------------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................             22,538             25,000
                                                                          -------------      -------------
   Net increase in (decrease) net assets............................             25,441             25,834
NET ASSETS
   Beginning of period..............................................                  0                  0
                                                                          -------------      -------------
   End of period....................................................      $      25,441      $      25,834
                                                                          =============      =============





(4) From inception May 28, 1998 to December 31, 1998        (10) From inception August 18, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998       (11) From inception December 11, 1998 to December 31, 1998


                       See Notes to Financial Statements
                                       B-48

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account was established June 21, 1982 and currently consists of 34 Subaccounts, that invest in a corresponding series (the "Series"), of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). As of December 31, 1999, 27 of the available 34 Subaccounts were invested in a corresponding series.

   Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Fund is a capital appreciation fund with income as a secondary objective. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the develpoed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average[SM] before fund expenses. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing primarily in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
               NOTES TO FINANCIAL STATEMENTS

NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS

        Purchases and sales of shares of the Funds for the period ended December 31, 1999 aggregated the following:

SUBACCOUNT                                                        PURCHASES                   SALES
----------                                                        ---------                   -----
The Phoenix Edge Series Fund:
        Goodwin Money Market                                $          6,963,282      $           6,279,101
        Engemann Capital Growth                                       14,773,469                    536,949
        Goodwin Multi-Sector Fixed Income                              1,496,930                    427,532
        Oakhurst Strategic Allocation                                  2,829,471                    197,346
        Aberdeen International                                         1,992,760                    238,994
        Oakhurst Balanced                                              1,999,120                    302,652
        Duff & Phelps Real Estate Securities                              59,197                     60,308
        Seneca Strategic Theme                                         3,588,370                     39,899
        Aberdeen New Asia                                                164,733                      3,981
        Research Enhanced Index                                        1,547,598                     77,881
        Engemann Nifty Fifty                                           2,035,362                     64,525
        Seneca Mid-Cap Growth                                            376,245                     11,581
        Oakhurst Growth and Income                                     3,383,097                    132,498
        Hollister Value Equity                                           197,978                      3,942
        Schafer Mid-Cap Value                                            104,521                     10,915
Wanger Advisors Trust:
        Wanger U.S. Small Cap                                          2,649,406                    323,068
        Wanger International Small Cap                                 1,338,881                     60,206
Templeton Variable Products Series Fund:
        Templeton Stock                                                   69,070                     14,669
        Templeton Asset Allocation                                        70,775                      4,089
        Templeton International                                          166,282                     13,765
        Templeton Developing Markets                                     210,117                     47,629
        Mutual Shares Investments                                          9,259                     25,804
Wanger Advisors Trust:
        Wanger Twenty                                                    299,161                     12,810
        Wanger Foreign Forty                                             292,078                        664
BT Insurance Funds Trust:
        EAFE Equity Index                                                 46,522                         15
Federated Insurance Series:
        Federated U.S. Gov't Securities II                                33,180                         24
        Federated High Income Bond Fund II                                97,325                        281

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)

                                                                           SUBACCOUNT
                            ------------------------------------------------------------------------------------------------------
                              GOODWIN           ENGEMANN          GOODWIN           OAKHURST
                               MONEY            CAPITAL         MULTI-SECTOR       STRATEGIC          ABERDEEN          OAKHURST
                               MARKET           GROWTH          FIXED INCOME       ALLOCATION       INTERNATIONAL       BALANCED
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  beginning of period         1,607,822         9,415,908         1,577,941         1,494,785         1,504,222         1,184,769
Participant deposits          6,250,526         9,660,224         1,139,342         1,838,656         1,159,315         1,233,577
Participant transfers        (5,565,947)        1,083,556           (99,071)          367,000           126,502           220,678
Participant withdrawals         (92,064)         (269,909)          (59,646)         (110,873)          (37,427)          (63,229)
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  end of period               2,200,337        19,889,779         2,558,566         3,589,568         2,752,612         2,575,795
                            ============      ============      ============      ============      ============      ============


                            DUFF & PHELPS       SENECA                              RESEARCH                             SENECA
                             REAL ESTATE       STRATEGIC          ABERDEEN          ENHANCED         ENGEMANN            MID-CAP
                             SECURITIES          THEME            NEW ASIA           INDEX          NIFTY FIFTY          GROWTH
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  beginning of period           124,594           148,220            19,252           919,987           245,270           203,326
Participant deposits             35,605         1,477,563           117,362           738,124         1,098,832           154,884
Participant transfers           (41,204)          448,562             5,494           409,549           426,549           125,461
Participant withdrawals          (1,521)          (27,099)           (2,026)          (12,688)          (10,610)             (587)
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  end of period                 117,474         2,047,246           140,082         2,054,972         1,760,041           483,084
                            ============      ============      ============      ============      ============      ============


                              OAKHURST                                                                 WANGER
                             GROWTH AND        HOLLISTER        SCHAFER MID-       WANGER U.S.      INTERNATIONAL       TEMPLETON
                               INCOME         VALUE EQUITY       CAP VALUE          SMALL CAP         SMALL CAP           STOCK
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  beginning of period           824,998           135,795           162,341         1,824,621           381,007            74,558
Participant deposits          2,269,461           141,539            78,713         1,988,039           518,316            42,416
Participant transfers           482,517            16,191            40,871           282,595           343,468            21,167
Participant withdrawals         (45,999)           (1,278)           (3,356)          (77,866)          (28,316)          (13,024)
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  end of period               3,530,977           292,247           278,569         4,017,389         1,214,475           125,117
                            ============      ============      ============      ============      ============      ============


                             TEMPLETON                           TEMPLETON           MUTUAL                              WANGER
                               ASSET           TEMPLETON         DEVELOPING          SHARES            WANGER            FOREIGN
                             ALLOCATION       INTERNATIONAL       MARKETS          INVESTMENTS         TWENTY             FORTY
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  beginning of period            48,239           181,415            21,521            25,000                 -                 -
Participant deposits             31,358            96,982            61,517             5,308           214,715            81,043
Participant transfers            26,580            47,760            53,893           (21,224)           30,561           129,205
Participant withdrawals          (2,903)           (5,408)           (2,622)                -            (1,972)                -
                            ------------      ------------      ------------      ------------      ------------      ------------
Units outstanding,
  end of period                 103,274           320,749            134,309            9,084           243,304           210,248
                            ============      ============      ============      ============      ============      ============


                                               FEDERATED         FEDERATED
                             EAFE EQUITY       U.S. GOV'T       HIGH INCOME
                               INDEX          SECURITIES II     BOND FUND II
                            ------------      ------------      ------------
Units outstanding,
  beginning of period                 -                 -                 -
Participant deposits             38,412            29,234            38,437
Participant transfers             5,120             3,665            59,648
Participant withdrawals               -              (119)             (133)
                            ------------      ------------      ------------
Units outstanding,
  end of period                  43,532            32,780            97,952
                            ============      ============      ============

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $9,754 during the period ended December 31, 1999.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $15,891 for the period ended December 31, 1999.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each Subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

NOTE 6--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS



[logo] PRICEWATERHOUSECOOPERS


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Goodwin Money Market, Engemann Capital Growth, Goodwin Multi-Sector Fixed Income, Oakhurst Strategic Allocation, Aberdeen International, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Seneca Strategic Theme, Aberdeen New Asia, Research Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Oakhurst Growth and Income, Hollister Value Equity, Schafer Mid-Cap Value, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets, Mutual Shares Investments, Wanger Twenty, Wanger Foreign Forty, EAFE Equity Index, Federated U.S. Government Securities II and Federated High Income Bond Fund II (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103


_______________________________

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ........................................B-58

Consolidated Balance Sheet at December 31, 1999 and 1998..................B-59

Consolidated Statement of Income, Comprehensive Income and Equity
 for the Years Ended December 31, 1999, 1998 and 1997 ....................B-60

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997 ........................................B-61

Notes to Consolidated Financial Statements ........................B-62 - B-98

[LOGO] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860)241 7000
                                                    Facsimile (860)241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


As indicated in Note 20, the Company has revised the accounting for venture capital partnerships.


/S/PricewaterhouseCoopers LLP

February 15, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                             DECEMBER 31,
                                                                                       1999               1998
                                                                                             (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                          $        1,990,169  $       1,725,439
Available-for-sale debt securities, at fair value                                     5,506,779          5,987,426
Equity securities, at fair value                                                        461,613            301,649
Mortgage loans                                                                          716,831            797,343
Real estate                                                                              92,027             91,975
Policy loans                                                                          2,042,557          2,008,259
Venture capital partnerships                                                            338,122            191,162
Other invested assets                                                                   300,474            232,131
Short-term investments                                                                  133,367            185,983
                                                                             ------------------- -----------------
Total investments                                                                    11,581,939         11,521,367

Cash and cash equivalents                                                               187,610            115,187
Accrued investment income                                                               174,894            164,812
Deferred policy acquisition costs                                                     1,306,728          1,049,934
Premiums, accounts and notes receivable                                                 119,231             61,489
Reinsurance recoverables                                                                 18,772             18,908
Property and equipment, net                                                             137,758            142,153
Goodwill and other intangible assets, net                                               593,267            477,895
Net assets of discontinued operations (Note 11)                                         187,595            283,793
Other assets                                                                             51,434             36,940
Separate account assets                                                               5,923,888          4,798,949
                                                                             ------------------  -----------------
Total assets                                                                 $       20,283,116  $      18,671,427
                                                                             ==================  =================


LIABILITIES

Policy liabilities and accruals                                              $       11,438,032  $      11,110,280
Notes payable                                                                           499,392            386,575
Deferred income taxes                                                                    86,262            116,104
Other liabilities                                                                       474,179            430,956
Separate account liabilities                                                          5,923,888          4,798,949
                                                                             ------------------- -----------------
Total liabilities                                                                    18,421,753         16,842,864
                                                                             ------------------- -----------------

Contingent liabilities (Note 18)

MINORITY INTEREST IN NET ASSETS
 OF CONSOLIDATED SUBSIDIARIES                                                           100,112             92,008
                                                                             ------------------- -----------------

EQUITY
Retained earnings                                                                     1,731,146          1,642,264
Accumulated other comprehensive income                                                   30,105             94,291
                                                                             ------------------- -----------------
Total equity                                                                          1,761,251          1,736,555

                                                                             ------------------- -----------------
Total liabilities and equity                                                 $       20,283,116  $      18,671,427
                                                                             =================== =================

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                         1999             1998             1997
                                                                                     (IN THOUSANDS)
REVENUES
Premiums                                                             $   1,134,207   $    1,154,730   $  1,076,157
Insurance and investment product fees                                      591,786          493,415        367,540
Net investment income                                                      950,344          851,603        714,367
Net realized investment gains                                               35,675           58,202        111,043
                                                                     --------------  ---------------  ------------
 Total revenues                                                          2,712,012        2,557,950      2,269,107
                                                                     --------------  ---------------  ------------

BENEFITS AND EXPENSES
Policy benefits and increase in policy liabilities                       1,352,419        1,403,166      1,201,929
Policyholder dividends                                                     360,509          351,653        343,611
Amortization of deferred policy acquisition costs                          146,603          137,663        102,617
Amortization of goodwill and other intangible assets                        37,963           23,126          9,366
Interest expense                                                            32,659           25,911         24,300
Other operating expenses                                                   520,603          428,756        367,016
                                                                     --------------  ---------------  ------------
 Total benefits and expenses                                             2,450,756        2,370,275      2,048,839
                                                                     --------------  ---------------  ------------
INCOME FROM CONTINUING OPERATIONS
 BEFORE INCOME TAXES AND MINORITY INTEREST                                 261,256          187,675        220,268
Income taxes                                                               107,881           65,046         47,241
                                                                     --------------  ---------------  ------------
INCOME FROM CONTINUING OPERATIONS
 BEFORE MINORITY INTEREST                                                  153,375          122,629        173,027

Minority interest in net income of consolidated subsidiaries                10,064           10,512         10,623
                                                                     --------------  ---------------  ------------

NET INCOME FROM CONTINUING OPERATIONS                                      143,311          112,117        162,404

DISCONTINUED OPERATIONS (NOTE 11)
Gain from operations, net of income taxes                                   17,555           25,012          7,248
Loss on disposal, net of income taxes                                      (71,984)
                                                                     --------------  ---------------  ------------
NET INCOME                                                                  88,882          137,129        169,652
                                                                     --------------  ---------------  ------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAXES
Unrealized (losses) gains on securities                                    (61,246)         (46,967)        98,287
Reclassification adjustment for net realized gains
 included in net income                                                     (1,452)         (12,980)       (30,213)
Minimum pension liability adjustment                                        (1,488)          (1,526)        (2,101)
                                                                     --------------  ---------------  ------------
 Total other comprehensive (loss) income                                   (64,186)         (61,473)        65,973
                                                                     --------------  ---------------  ------------

COMPREHENSIVE INCOME                                                        24,696           75,656        235,625
                                                                     --------------  ---------------  ------------
EQUITY, BEGINNING OF YEAR - RESTATED (NOTE 20)                           1,736,555        1,660,899      1,425,274
                                                                     --------------  ---------------  ------------
EQUITY, END OF YEAR                                                  $   1,761,251   $    1,736,555   $  1,660,899
                                                                     ==============  ==============   =============

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                                         1999          1998           1997
                                                                                   (IN THOUSANDS)
CASH FLOW FROM CONTINUING OPERATIONS ACTIVITIES
 Net income from continuing operations                               $   143,311   $    112,117   $    162,404
 Net (loss) income from discontinued operations                          (54,429)        25,012          7,248

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY CONTINUING OPERATIONS :
 Net realized investment gains                                           (35,675)       (58,202)      (111,465)
 Amortization and depreciation                                            69,367         51,076         61,876
 Equity in undistributed earnings of affiliates and partnerships        (138,215)       (44,119)       (38,588)
 Deferred income taxes (benefit)                                         (14,102)           398         25,298
 (Increase) in receivables                                               (67,688)       (23,846)       (46,178)
 Increase (decrease) in deferred policy acquisition costs                  3,493        (26,945)       (44,406)
 Increase in policy liabilities and accruals                             329,660        368,528        494,462
 Increase in other assets/other liabilities, net                          53,901         58,795         54,230
 Other, net                                                                2,752          1,660          7,752
                                                                     -----------   ------------   ------------
  Net cash provided by operating activities of continuing operations     346,804        439,462        565,385
  Net cash (used for) provided by operating activities of
discontinued operations                                                 (105,537)       104,512         88,907
                                                                     -----------   ------------   ------------

CASH FLOW FROM INVESTING ACTIVITIES OF CONTINUING OPERATIONS
 Proceeds from sales, maturities or repayments
  of available-for-sale debt securities                                 1,702,889      1,322,381      1,082,132
 Proceeds from maturities or repayments of held-to-maturity debt
  securities                                                              186,710        267,746        200,946
 Proceeds from disposals of equity securities                             163,530         45,204         51,373
 Proceeds from mortgage loan maturities or repayments                     124,864        200,419        164,213
 Proceeds from sale of real estate and other invested assets               37,952        439,917        213,224
 Proceeds from distributions of venture capital partnerships               26,730         18,550          5,650
 Proceeds from sale of subsidiaries and affiliates                         15,000         16,300
 Purchase of available-for-sale debt securities                        (1,672,705)    (2,400,058)    (1,547,855)
 Purchase of held-to-maturity debt securities                            (427,472)      (585,370)      (183,371)
 Purchase of equity securities                                           (162,391)       (85,002)       (88,573)
 Purchase of subsidiaries                                                (187,621)        (6,647)      (246,400)
 Purchase of mortgage loans                                               (25,268)       (75,974)      (140,831)
 Purchase of real estate and other invested assets                        (71,407)      (134,224)       (50,599)
 Purchase of venture capital partnerships                                (108,461)       (67,200)       (39,994)
 Change in short term investments, net                                     52,616        855,117         23,135
 Increase in policy loans                                                 (34,298)       (21,532)       (59,699)
 Capital expenditures                                                     (20,505)       (25,052)       (44,380)
 Other investing activities, net                                            1,697         (6,540         (1,750)
                                                                    ------------- -------------- --------------
  Net cash used for investing activities of continuing operations        (398,140)      (241,965)      (662,779)
  Net cash provided by (used for) investing activities of
discontinued
   operations                                                             157,267       (101,532)       (93,239)
                                                                    ------------- -------------- --------------
CASH FLOW FROM FINANCING ACTIVITIES OF CONTINUING OPERATIONS
 Withdrawals of contractholder deposit funds,
  net of deposits and interest credited                                    (1,908)       (11,124)       (17,902)
 Proceeds from repayment of securities sold
  subject to repurchase agreements                                         28,398       (137,473)       137,473
 Proceeds from borrowings                                                 124,500            136        215,359
 Repayment of borrowings                                                  (11,683)       (55,589)      (243,293)
 Dividends paid to minority shareholders in consolidated                   (4,240)        (4,938)        (6,895)
 Other financing activities                                                  (361)        (5,664)        (1,250)
                                                                     ------------- -------------- --------------
  Net cash provided by (used for) financing activities of continuing
   operations                                                             134,706       (214,652)        83,492
  Net cash (used for) provided by financing activities of discontinued
   operations                                                             (62,677)        (7,739)         4,489
                                                                     ------------- -------------- --------------
NET CHANGE IN CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS           83,370        (17,155)       (13,902)
NET CHANGE IN CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS        (10,947)        (4,759)           157
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                              115,187        137,101        150,846
                                                                     ------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR                               $    187,610  $    115,187   $     137,101
                                                                     ============= ============== ==============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net                                             $   106,372   $     44,508   $     76,167
  Interest paid on indebtedness                                      $    34,791   $     32,834   $     32,300

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) market a wide range of insurance and investment products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory and mutual fund distribution services. These products and services are distributed among three reportable segments: Individual, Investment Management and Corporate & Other. See Note 10 - "Segment Information."

    Additionally, in 1999, Phoenix discontinued the operations of four of its business units: the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management
    Operations and the Group Insurance Operations. See Note 11 -
    "Discontinued Operations."


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity basis.

    These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Amounts for 1998 and 1997 have been retroactively restated to account for income from venture capital partnership investments and leveraged lease investments. See Note 20 - "Prior Period Adjustments" for venture capital investment and leveraged lease investment information. Certain reclassifications have been made to the 1998 and 1997 amounts to conform with the 1999 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

    Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

    Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

    Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are generally valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. Some general partners will discount the fair value of private investments held to reflect these restrictions. These valuations subject the earnings to volatility. Beginning in 1999, Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Prior to 1999, these amounts were not recorded. Prior years have been restated to reflect this change. See Note 20
    - "Prior Period Adjustments" for additional information on venture capital partnership investments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

    Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and deferred policy acquisition costs.

    FINANCIAL INSTRUMENTS

    In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt, investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

    Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cashflows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and no payment of principal is made by either party. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

    Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

    Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements is recognized in net investment income. To reduce counterparty credit risks and

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    diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

    For universal life insurance policies, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over their estimated lives. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and

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    investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

    Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    POLICYHOLDERS' DIVIDENDS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

    INCOME TAXES

    Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for 1999 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

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    As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In June, 1999, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133". Because of the complexities associated with transactions involving derivative instruments and their prevalent use as hedging instruments and, because of the difficulties associated with the implementation of Statement 133, the effective date of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" was delayed until fiscal years beginning after June 15, 2000. SFAS No. 133, initially issued on June 15, 1998, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, the type of hedge transaction. For fair-value hedge transactions in which Phoenix is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instrument will generally be offset in the income statement by changes in the hedged item's fair value. For cash-flow hedge transactions, in which Phoenix is hedging the variability of cashflows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified as earnings in the period in which earnings are impacted by the variability of the cash flows of the hedged item. The ineffective portion of all hedges will be recognized in current period earnings.

    Phoenix has not yet determined the impact that the adoption of SFAS 133 will have on its earnings or statement of financial position.

    Phoenix adopted SFAS No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

    In 1998, Phoenix adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement supersedes SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise," replacing the " industry segment" approach with the "management" approach. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of Phoenix's reportable segments. The adoption of this statement did not affect the results of operations or financial position but did affect the disclosure of segment information.

    In 1998, Phoenix adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which amends SFAS No. 87, " Employers' Accounting for Pensions," SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits," and SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions". The new statement revises and standardizes

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    employers' disclosures about pension and other postretirement benefit plans. Adoption of this statement did not affect the results of operations or financial position of Phoenix.

    On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

    On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material impact on Phoenix's results from operations or financial position.

    On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expenses as incurred. The adoption of SOP 98-5 did not have a material impact on Phoenix's results from operations or financial position.

3.  SIGNIFICANT TRANSACTIONS

    DISCONTINUED OPERATIONS

    During 1999, Phoenix discontinued the operations of four of its business units; the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial impact of these transactions are contained in Note 11 - "Discontinued Operations."

    PFG HOLDINGS, INC.

    On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition Phoenix has an option to purchase all the outstanding common stock during year six at a value to 80% of the appraised value of the common stock at that time. As of the statement date this option had not been executed. Since the investment represents a majority interest Phoenix has consolidated this entity for GAAP as if the preferred stock had been converted and established a minority interest for outside shareholders. The transaction resulted in goodwill of $3.8 million to be amortized over 10 years.

    PFG Holdings was formed to purchase three of The Guarantee Life Companies' operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

    AGL Life Assurance Company must maintain at least $10 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing at the purchase date of $11 million to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

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    EMPRENDIMIENTO COMPARTIDO, S.A., (EMCO)

    At January 1, 1999 PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased
    13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five year covenant not-to-compete. Payment for the stock will be made in three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to interest of 7.06%. The covenant was paid at the time of closing.

    In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

    On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

    After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million which is being amortized over five years and goodwill of $12.0 million which is being amortized over ten years.

    PHOENIX NEW ENGLAND TRUST

    On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold the New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

    LOMBARD INTERNATIONAL ASSURANCE, S.A.

    On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A., a Pan-European financial services company, for $29.1 million in cash. Lombard provides investment-linked insurance products to high-net-worth individuals in eight European countries. This investment is classified as equity securities in the Consolidated Balance Sheet.

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    PHOENIX INVESTMENT PARTNERS, LTD.

    On March 1, 1999, Phoenix Investment Partners completed its acquisition of the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, Phoenix Investment Partners paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The Zweig Group managed approximately $3.3 billion of assets as of December 31,1999.

    On December 3, 1998, Phoenix Investment Partners completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. Phoenix Investment Partners received $37.0 million in cash and a $10.0 million three-year interest bearing note. The transaction resulted in a before-tax gain of approximately $17.5 million. Phoenix's interest represents an after-tax realized gain of approximately $6.8 million.

    Phoenix owns approximately 60% of the outstanding Phoenix Investment Partners' common stock. In addition, Phoenix owns 45% of Phoenix Investment Partners' convertible subordinated debentures.

    ABERDEEN ASSET MANAGEMENT PLC

    On February 18, 1999, PM Holdings purchased an additional 15.1 million shares of the common stock of Aberdeen Asset Management for $29.4 million.

    As of December 31, 1999, PM Holdings owned 21% of the outstanding common stock of Aberdeen Asset Management, a Scottish asset management firm. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

    DIVIDEND SCALE REDUCTION

    In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October of 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

    REAL ESTATE SALES

    On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 1999, Phoenix had 3 commercial real estate properties remaining with a carrying value of $42.9 million and 5 joint venture real estate partnerships with a carrying value of $49.1 million.

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4.  INVESTMENTS

    Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                          GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED          FAIR
                                                          COST            GAINS          LOSSES           VALUE
                                                                             (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds            $       27,595    $        416    $     (1,033)  $      26,978
    Foreign government bonds                                  3,032                            (796)          2,236
    Corporate securities                                  1,776,174          12,945         (95,707)      1,693,412
    Mortgage-backed and asset-backed
     securities                                             285,387           1,361         (19,166)        267,582
                                                     ---------------  --------------  --------------  --------------

     Total held-to-maturity securities                    2,092,188          14,722        (116,702)      1,990,208
     Less: held-to-maturity securities of
      discontinued operations                               102,019             736          (5,835)         96,920
                                                     ---------------  --------------  --------------  --------------
     Total held-to-maturity securities of
      continuing operations                               1,990,169          13,986        (110,867)      1,893,288
                                                     ---------------  --------------  --------------  --------------
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        283,697           1,955          (6,537)        279,115
    State and political subdivision bonds                   495,860           4,765         (21,751)        478,874
    Foreign government bonds                                273,868          23,700          (3,990)        293,578
    Corporate securities                                  2,353,228          18,578        (102,773)      2,269,033
    Mortgage-backed and asset-backed
     securities                                           2,977,136          17,916        (103,264)      2,891,788
                                                     ---------------  --------------  --------------  --------------

     Total available-for-sale securities                  6,383,789          66,914        (238,315)      6,212,388
     Less: available-for-sale securities of
      discontinued operations                               725,077           7,600         (27,068)        705,609
                                                     ---------------  --------------  --------------  --------------
     Total available-for-sale securities of
      continuing operations                               5,658,712          59,314        (211,247)      5,506,779
                                                     ---------------  --------------  --------------  --------------

     TOTAL DEBT SECURITIES OF CONTINUING
     OPERATIONS                                      $    7,648,881   $      73,300    $   (322,114)  $   7,400,067
                                                     ==============   ==============   =============  =============
    EQUITY SECURITIES                                $      311,100   $     176,593    $    (24,211)  $     463,482
     Less: equity securities of discontinued
      operations                                              1,869                                           1,869
                                                     ---------------  --------------  --------------  --------------
     TOTAL EQUITY SECURITIES OF CONTINUING
      OPERATIONS                                     $      309,231   $     176,593    $    (24,211)  $     461,613
                                                     ==============   ==============   =============  =============

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    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1998 were as follows:

                                                                           GROSS          GROSS
                                                         AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                                           COST            GAINS         LOSSES           VALUE
                                                                              (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds              $       10,562   $        643   $        (78)  $      11,127
    Foreign government bonds                                    3,036                          (743)          2,293
    Corporate securities                                    1,695,789         98,896        (13,823)      1,780,862
    Mortgage-backed and asset-backed
     securities                                               172,300          6,201            (12)        178,489
                                                       --------------- -------------- --------------  --------------

      Total held-to-maturity securities                     1,881,687        105,740        (14,656)      1,972,771
      Less: held-to-maturity securities of
       discontinued operations                                156,248          8,776         (1,216)        163,808
                                                       --------------- -------------- --------------  --------------
      Total held-to-maturity securities of
       continuing operations                                1,725,439         96,964        (13,440)      1,808,963
                                                       --------------- -------------- --------------  --------------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                          497,089         34,454           (422)        531,121
    State and political subdivision bonds                     529,977         43,622           (104)        573,495
    Foreign government bonds                                  293,968         28,814        (18,691)        304,091
    Corporate securities                                    1,993,720        110,525        (36,656)      2,067,589
    Mortgage-backed and asset-backed
     securities                                             3,121,690        110,172        (14,618)      3,217,244
                                                       --------------- -------------- --------------  --------------

      Total available-for-sale securities                   6,436,444        327,587        (70,491)      6,693,540
      Less: available-for-sale securities of
       discontinued operations                                678,992         34,558         (7,436)        706,114
                                                       --------------- -------------- --------------  --------------
      Total available-for-sale securities of
       continuing operations                                5,757,452        293,029        (63,055)      5,987,426
                                                       --------------- -------------- --------------  --------------

      TOTAL DEBT SECURITIES OF CONTINUING
       OPERATIONS                                         $ 7,482,891  $     389,993   $    (76,495)  $   7,796,389
                                                       ==============  =============   ============   =============

    EQUITY SECURITIES                                  $      223,915  $     102,018   $    (21,388)  $     304,545
      Less: equity securities of discontinued
       operations                                               2,896                                         2,896
                                                       --------------- -------------- --------------  --------------
      TOTAL EQUITY SECURITIES OF CONTINUING
       OPERATIONS                                      $      221,019  $     102,018   $    (21,388)  $     301,649
                                                       ==============  =============   ============   =============

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    The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $19.6 million and $59.1 million, for the years ended December 31, 1999, 1998 and 1997, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. The related realized losses, net of the sales, were $0.2 million, $0.8 million and $10.1 million in 1999, 1998 and 1997, respectively.

    The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 1999 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                          HELD-TO-MATURITY                AVAILABLE-FOR-SALE
                                                     AMORTIZED          FAIR           AMORTIZED          FAIR
                                                        COST           VALUE             COST             VALUE
                                                                            (IN THOUSANDS)

    Due in one year or less                        $      118,171  $      116,992    $       43,180    $     43,483
    Due after one year through five years                 583,115         564,215           534,417         532,676
    Due after five years through ten years                587,568         566,505         1,146,805       1,104,661
    Due after ten years                                   517,946         474,913         1,682,250       1,639,771
    Mortgage-backed and
     asset-backed securities                              285,388         267,583         2,977,137       2,891,797
                                                   --------------- ---------------  ----------------  --------------

    Total                                          $    2,092,188  $    1,990,208    $    6,383,789    $  6,212,388
    Less: securities of discontinued
     operations                                           102,019          96,920           725,077         705,609
                                                   --------------- ---------------  ----------------  --------------
    Total securities of continuing                 $    1,990,169  $    1,893,288    $    5,658,712    $  5,506,779
     operations                                    =============== ===============  ================  ==============



    Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                         DECEMBER 31,
                                                                                 1999                 1998
                                                                                        (IN THOUSANDS)

    Planned amortization class                                              $      168,027     $            433,668
    Asset-backed                                                                   956,892                  910,594
    Mezzanine                                                                      194,849                  280,162
    Commercial                                                                     735,238                  641,485
    Sequential pay                                                               1,039,001                  982,576
    Pass through                                                                    77,154                  119,065
    Other                                                                            6,014                   21,994
                                                                            ---------------    ---------------------

    Total mortgage-backed and asset-backed securities                       $    3,177,175     $          3,389,544
                                                                            ===============    =====================

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    MORTGAGE LOANS AND REAL ESTATE

    Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

    Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                             MORTGAGE LOANS                              REAL ESTATE
                                              DECEMBER 31,                               DECEMBER 31,
                                        1999                 1998                 1999                 1998
                                             (IN THOUSANDS)                             (IN THOUSANDS)
    PROPERTY TYPE:
    Office buildings             $         183,912      $        221,244     $         30,545    $         38,343
    Retail                                 208,606               203,927               14,111              36,858
    Apartment buildings                    252,947               261,894               41,744              21,553
    Industrial buildings                    82,699               121,789                                    1,600
    Other                                    2,950                19,089                8,859                  32
    Valuation allowances                   (14,283)              (30,600)              (3,232)             (6,411)
                                 ------------------    ------------------   ------------------  ------------------
    Total                        $         716,831      $        797,343     $         92,027    $         91,975
                                 ==================    ==================   ==================  =================

    GEOGRAPHIC REGION:
    Northeast                    $         149,336      $        169,368     $         59,582    $         47,709
    Southeast                              198,604               213,916                   32                  32
    North central                          164,150               176,683                  744              11,453
    South central                          105,062                98,956               21,232              22,649
    West                                   113,962               169,020               13,669              16,543
    Valuation allowances                   (14,283)              (30,600)              (3,232)             (6,411)
                                 ------------------    ------------------   ------------------  ------------------
    Total                        $         716,831      $        797,343     $         92,027    $         91,975
                                 ==================    ==================   ==================  ==================

    At December 31, 1999, scheduled mortgage loan maturities were as follows:
    2000 - $92 million; 2001 - $87 million; 2002 - $32 million; 2003 - $109 million; 2004 - $38 million; 2005 - $35 million, and $338 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $2.3 million of its mortgage loans during 1999 and 1998, respectively, based on terms which differed from those granted to new borrowers.

    The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 1998 is $6.0 million and $17.2 million, respectively. There are valuation allowances of $5.4 million and $14.7 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                    BALANCE AT                                                      BALANCE AT
                                    JANUARY 1,            ADDITIONS           DEDUCTIONS           DECEMBER 31,
                                                                  (IN THOUSANDS)
    1999
    Mortgage loans               $         30,600     $          9,697    $         (26,014)    $          14,283
    Real estate                             6,411                  183               (3,362)                3,232
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         37,011     $          9,880    $         (29,376)    $          17,515
                                 ==================   ==================  ===================   ===================

    1998
    Mortgage loans               $         35,800     $         50,603    $         (55,803)    $          30,600
    Real estate                            28,501                5,108              (27,198)                6,411
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         64,301     $         55,711    $         (83,001)    $          37,011
                                 ==================   ==================  ===================   ===================

    1997
    Mortgage loans               $         48,399     $          6,731    $         (19,330)    $          35,800
    Real estate                            47,509                4,201              (23,209)               28,501
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         95,908     $         10,932    $         (42,539)    $          64,301
                                 ==================   ==================  ===================   ===================

    NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

    The net carrying values of non-income producing mortgage loans were $0.0 million and $15.6 million at December 31, 1999 and 1998, respectively. The net carrying value of non-income producing bonds were $0.0 million and $22.3 at December 31, 1999 and 1998, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    DERIVATIVE INSTRUMENTS

    Derivative instruments at December 31, are summarized below:

                                                               1999                            1998
                                                                         ($ IN THOUSANDS )

    Swaptions:
      Notional amount                                $             1,600,000
      Weighted average strike rate                                     5.02%
      Index rate (1)                                              10 Yr. CMS
      Fair value                                     $               (8,200)

    Interest rate floors:
      Notional amount                                $             1,210,000             $        570,000
      Weighted average strike rate                                     4.57%                        4.59%
      Index rate (1)                                        2-10 Yr. CMT/CMS                 5-10 Yr. CMT
      Fair value                                     $               (7,542)             $          1,423

    Interest rate swaps:
      Notional amount                                $               474,037             $        424,573
      Weighted average received rate                                   6.33%                        6.27%
      Weighted average paid rate                                       6.09%                        5.82%
      Fair value                                     $                 1,476             $         10,989

    Foreign currency swaps:
      Notional amount                                $                 8,074
      Weighted average received rate                                  12.04%
      Weighted average paid rate                                      10.00%
      Fair value                                     $                   213

    Interest rate caps:
      Notional amount                                $                50,000             $         50,000
      Weighted average strike rate                                     7.95%                        7.95%
      Index rate (1)                                              10 Yr. CMT                   10 Yr. CMT
      Fair value                                     $                   842             $           (96)

    (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

    The increase in net investment income related to interest rate swap contracts was $1.0 million and $2.1 million for the years ended December 31, 1999 and 1998, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $2.3 million and $0.2 million for the years ended December 31, 1999 and 1998, respectively, representing quarterly premium payments on these instruments which are being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of the Phoenix does not expect counterparties to fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

    Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

    VENTURE CAPITAL PARTNERSHIPS

    Phoenix invests in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

    Phoenix records its equity in the earnings of the partnerships in net investment income.

    The components of net investment income due to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          1998          1997
                                                                                       (IN THOUSANDS)

    Operating losses                                                       $   (8,921)  $     (2,746)  $   (2,131)
    Realized gains on cash and stock distributions                             84,725         23,360       31,336
    Unrealized gains on investments held in the partnerships                   64,091         19,009        4,531
                                                                           -----------  ------------  -----------
    Total venture capital partnership net investment income                $  139,895   $     39,623   $   33,736
                                                                           ===========  ============  ===========

    OTHER INVESTED ASSETS

    Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:

                                                                                        DECEMBER 31,
                                                                                 1999                  1998
                                                                                       (IN THOUSANDS)

    Transportation and equipment leases                                   $           82,063     $          80,953
    Affordable housing partnerships                                                   22,247                10,854
    Investment in Aberdeen Asset Management                                           99,074                72,257
    Investment in EMCO of Argentina                                                   13,423                10,681
    Investment in other affiliates                                                    12,389                12,706
    Seed money in separate accounts                                                   33,279                26,587
    Other partnership interests                                                       41,953                22,697
                                                                          -------------------   -------------------

    Total other invested assets                                           $          304,428     $         236,735
    Less: other invested assets of discontinued operations                             3,954                 4,604
                                                                          -------------------   -------------------
    Total other invested assets of continuing operations                  $          300,474     $         232,131
                                                                          ===================   ===================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                                          1999           1998           1997
                                                                                    (IN THOUSANDS)

    Debt securities                                                   $    641,076     $  598,892    $   509,702
    Equity securities                                                        8,272          6,469          4,277
    Mortgage loans                                                          66,285         83,101         85,662
    Policy loans                                                           148,998        146,477        122,562
    Real estate                                                              9,716         38,338         18,939
    Leveraged leases                                                         2,202          2,746          2,692
    Venture capital partnerships                                           139,895         39,623         33,736
    Other invested assets                                                    2,544          1,750          2,160
    Short-term investments                                                  22,543         23,825         18,768
                                                                      -------------   ------------  -------------

    Sub-total                                                            1,041,531        941,221        798,498
    Less investment expenses                                                23,505         23,328         22,621
                                                                      -------------   ------------  -------------

    Net investment income                                             $  1,018,026     $  917,893    $   775,877
    Less: net investment income of discontinued operations                  67,682         66,290         61,510
                                                                      -------------   ------------  -------------
    Total net investment income of continuing operations              $    950,344     $  851,603    $   714,367
                                                                      =============   ============  =============

    Investment income of $2.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1999. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

    The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $40.8 million at December 31, 1999 and 1998, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $4.9 million and $5.3 million in 1999, 1998 and 1997, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $4.0 million and $3.8 million in 1999, 1998 and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INVESTMENT GAINS AND LOSSES

    Net unrealized gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                            1999                  1998                1997
                                                                            (IN THOUSANDS)

    Debt securities                                   $        (428,497)   $         (7,040)    $        112,194
    Equity securities                                            71,752             (91,880)              74,547
    Deferred policy acquisition costs                           260,287               6,694              (80,603)
    Deferred income taxes                                       (33,760)            (32,279)              38,064
                                                      ------------------   -----------------    -----------------

    Net unrealized investment (losses) gains
      on securities available-for-sale                $         (62,698)   $        (59,947)    $         68,074
                                                      ==================   =================    =================

    Realized investment gains and losses for the year ended December 31, were as follows:

                                                                          1999           1998            1997
                                                                                     (IN THOUSANDS)

    Debt securities                                                    $   (20,416)  $     (4,295)    $    19,315
    Equity securities                                                       16,648         11,939          26,290
    Mortgage loans                                                          18,534         (6,895)          3,805
    Real estate                                                              2,915         67,522          44,668
    Other invested assets                                                   18,432         (4,709)         17,387
                                                                       ------------   ------------    ------------

    Net realized investment gains                                           36,113         63,562         111,465
    Less realized from discontinued operations                                 438          5,360             422
                                                                       ------------   ------------    ------------
    Net realized investment gains from continuing
     operations                                                        $    35,675    $    58,202     $   111,043
                                                                       ============   ============    ============

    The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                         1999                   1998                  1997
                                                                          (IN THOUSANDS)

    Proceeds from disposals                        $     1,106,929        $       912,696       $       821,339
    Gross gains on sales                           $        21,808        $        17,442       $        27,954
    Gross losses on sales                          $        39,122        $        33,641       $         5,309

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill and other intangible assets were as follows:

                                                                                          DECEMBER 31,
                                                                                     1999              1998
                                                                                         (IN THOUSANDS)
    Phoenix Investment Partners gross amounts:
      Goodwill                                                                   $     384,576      $    321,793
      Investment management contracts                                                  235,976           169,006
      Non-compete covenant                                                               5,000             5,000
      Other                                                                             10,894               472
                                                                                 --------------    --------------
    Totals                                                                             636,446           496,271
                                                                                 --------------    --------------

    Other gross amounts:
      Goodwill                                                                          32,554            16,631
      Intangible asset related to pension plan benefits                                 11,739            16,229
      Other                                                                              1,206               693
                                                                                 --------------    --------------
    Totals                                                                              45,499            33,553
                                                                                 --------------    --------------

    Total gross goodwill and other intangible assets                                   681,945           529,824

    Accumulated amortization - Phoenix Investment Partners                             (79,912)          (49,615)
    Accumulated amortization - other                                                    (8,766)           (2,314)
                                                                                 --------------    --------------

    Total net goodwill and other intangible assets                               $     593,267      $    477,895
                                                                                 ==============    ==============

6.  NOTES PAYABLE

                                                                               DECEMBER 31,
                                                                  1999                             1998
                                                                              (IN THOUSANDS)

    Short-term debt                                          $         21,598                 $         1,938
    Bank borrowings                                                   260,284                         168,278
    Notes payable                                                       1,146
    Subordinated debentures                                            41,364                          41,359
    Surplus notes                                                     175,000                         175,000
                                                             -----------------               -----------------

    Total notes payable                                      $       499,392                  $       386,575
                                                             =================               ================

    Phoenix has various lines of credit established with major commercial banks. As of December 31, 1999, Phoenix had outstanding balances totaling $436.7 million. The total unused credit was $369.0 million. Interest rates ranged from 5.26% to 7.48% in 1999.

    Maturities of other indebtedness are as follows: 2000 - $21.6 million; 2001
    - $26.0 million; 2002 $200.0 million; 2003 - $0.0 million; 2004 - $35.0 million; 2005 and thereafter - $216.8 million.

    Interest expense was $32.7 million, $25.9 million and $24.3 million for the years ended December 31, 1999, 1998 and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  INCOME TAXES

    A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1999                   1998                  1997
                                                                          (IN THOUSANDS)

    Income taxes
      Current                                     $        121,448       $         61,889      $         39,583
      Deferred                                             (13,567)                 3,157                 7,658
                                                  ------------------     ------------------    ------------------

    Total                                         $        107,881       $         65,046      $         47,241
                                                  ==================     ==================    ==================


    The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                  1999                   1998                   1997
                                                               %                      %                      %
    Income tax expense at statutory
     rate                                     $     91,440       35  $     65,685       35  $     77,095       35
    Dividend received deduction and
     tax-exempt interest                            (3,034)      (1)       (3,273)      (2)       (1,684)      (1)
    Other, net                                       7,922        3         2,634        2       (15,059)      (7)
                                              ------------- -------- ------------- -------- ------------- ---------
                                                    96,328       37        65,046       35        60,352       27

    Differential earnings (equity tax)              11,553        4                              (13,111)      (6)
                                              ------------- -------- ------------- -------- ------------- ---------

    Income taxes                              $    107,881       41  $     65,046       35  $     47,241       21
                                              ============= ======== ============= ======== ============= =========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                             1999                      1998
                                                                                     (IN THOUSANDS)
    Deferred policy acquisition costs                                   $      282,725             $     294,917
    Unearned premium/deferred revenue                                         (135,124)                 (139,346)
    Impairment reserves                                                        (15,556)                  (23,111)
    Pension and other postretirement benefits                                  (68,902)                  (57,720)
    Investments                                                                177,204                   122,032
    Future policyholder benefits                                              (181,205)                 (151,168)
    Other                                                                        4,683                    31,595
                                                                        --------------             --------------
                                                                                63,825                    77,199
    Net unrealized investment gains                                             26,587                    42,254
    Minimum pension liability                                                   (4,150)                   (3,349)
                                                                        ---------------            --------------

    Deferred income tax liability, net                                  $      86,262              $     116,104
                                                                        ===============            ==============

    Gross deferred income tax assets totaled $405 million and $375 million at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $491 million and $491 million at December 31, 1999 and 1998, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 1998 will be realized.

8.  PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

    PENSION PLANS

    Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

    Components of net periodic pension cost for the years ended December 31, were as follows:

                                                            1999                 1998                 1997
                                                                            (IN THOUSANDS)

    Components of net periodic benefit cost
      Service cost                                     $        11,887        $     11,046        $      10,278
      Interest cost                                             24,716              22,958               22,650
      Curtailments                                              21,604
      Expected return on plan assets                           (28,544)            (25,083)             (22,055)
      Amortization of net transition asset                      (2,369)             (2,369)              (2,369)
      Amortization of prior service cost                         1,795               1,795                1,795
      Amortization of net (gain) loss                           (2,709)             (1,247)                  25
                                                       ----------------     ---------------      ---------------
      Net periodic benefit cost                        $        26,380        $      7,100        $      10,324
                                                       ================     ===============      ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    In 1999, Phoenix offered a special retirement program under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 320 eligible employees, 146 accepted the special retirement program. As a result of the special retirement program, Phoenix recorded an additional pension expense of $21.6 million for the year ended December 31, 1999.

    The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                                1999                 1998
                                                                                      (IN THOUSANDS)
    Change in projected benefit obligation
      Projected benefit obligation at beginning of year                   $      353,462        $      335,436
      Service cost                                                                11,887                11,046
      Interest cost                                                               24,716                22,958
      Plan amendments                                                             23,871
      Curtailments                                                                (6,380)
      Actuarial loss                                                              (4,887)                1,958
      Benefit payments                                                           (19,841)              (17,936)
                                                                          ---------------      ----------------
      Benefit obligation at end of year                                   $      382,828        $      353,462
                                                                          ---------------      ----------------

    Change in plan assets
      Fair value of plan assets at beginning of year                      $      364,819        $      321,555
      Actual return on plan assets                                                78,951                58,225
      Employer contributions                                                       3,883                 2,975
      Benefit payments                                                           (19,841)              (17,936)
                                                                          ---------------      ----------------
      Fair value of plan assets at end of year                            $      427,812        $      364,819
                                                                          ---------------      ----------------

      Funded status of the plan                                           $       44,984        $       11,357
      Unrecognized net transition asset                                          (11,847)              (14,217)
      Unrecognized prior service cost                                             11,705                16,185
      Unrecognized net gain                                                     (129,936)              (75,921)
                                                                          ---------------      ----------------
      Net amount recognized                                               $      (85,094)      $       (62,596)
                                                                          ===============      ================

    Amounts recognized in the Consolidated Balance Sheet consist of:

      Accrued benefit liability                                           $     (108,690)      $       (88,391)
      Intangible asset                                                            11,739                16,229
      Accumulated other comprehensive income                                      11,857                 9,566
                                                                          ---------------      ----------------
                                                                          $      (85,094)      $       (62,596)
                                                                          ===============      ================

    At December 31, 1999 and 1998, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $57.2 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 1998 related to this plan were $60.1 million and $48.4 million, respectively, and are included in other liabilities.

    Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.2 million, net of income taxes, at December 31, 1999 and 1998, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $16.2 million as of December 31, 1999 and 1998 related to the non-qualified plan.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% and 7.0% for 1999 and 1998, respectively. The discount rate assumption for 1999 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% and 4.0% for 1999 and 1998, respectively. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 1998.

    The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

    Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1999, 1998 and 1997 were $4.0 million, $4.1 million and $3.8 million, respectively.

    OTHER POSTRETIREMENT BENEFIT PLANS

    In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

    The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                           1999                  1998                  1997
                                                                            (IN THOUSANDS)

    Components of net periodic benefit cost
      Service cost                                     $       3,313          $      3,436          $      3,136
      Interest cost                                            4,559                 4,572                 4,441
      Curtailments                                             5,456
      Amortization of net gain                                (1,493)               (1,232)               (1,527)
                                                       --------------        --------------        --------------
      Net periodic benefit cost                        $      11,835          $      6,776          $      6,050
                                                       ==============        ==============        ==============

    As a result of the special retirement program, Phoenix recorded an additional postretirement benefit expense of $5.5 million for the year ended December 31, 1999.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                      DECEMBER 31,

                                                                               1999                  1998
                                                                                     (IN THOUSANDS)

    Change in projected postretirement benefit obligation
      Projected benefit obligation at beginning of year                   $        70,943       $       66,618
      Service cost                                                                  3,313                3,436
      Interest cost                                                                 4,559                4,572
      Plan Amendments                                                               5,785
      Curtailments                                                                   (328)
      Actuarial (gain) loss                                                        (8,622)                 397
      Benefit payments                                                             (4,459)              (4,080)
                                                                          ----------------     ----------------
      Projected benefit obligation at end of year                                  71,191               70,943
                                                                          ----------------     ----------------

    Change in plan assets
      Employer contributions                                                        4,459                4,080
      Benefit payments                                                             (4,459)              (4,080)
                                                                          ----------------     ----------------
      Fair value of plan assets at end of year
                                                                          ----------------     ----------------

      Funded status of the plan                                                   (71,191)             (70,943)
      Unrecognized net gain                                                       (33,538)             (26,408)
                                                                          ----------------     ----------------
      Accrued benefit liability                                           $      (104,729)     $       (97,351)
                                                                          ================     ================

    The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% and 7.0% at December 31, 1999 and 1998, respectively.

    For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 8.5% in 1999 and 1998, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

    The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.3 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.1 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

    OTHER POSTEMPLOYMENT BENEFITS

    Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were $0.5 million for 1999, ($0.5) million for 1998 and $0.4 million for 1997.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.  COMPREHENSIVE INCOME

    The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:

                                                                 1999                1998              1997
                                                                               (IN THOUSANDS)

    UNREALIZED (LOSSES) GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                        $      (94,224)    $      (72,255)   $      151,210
    Income tax (benefit) expense                                    (32,978)           (25,288)           52,923
                                                             ---------------    ---------------   ---------------
    Totals                                                          (61,246)           (46,967)           98,287
                                                             ---------------    ---------------   ---------------

    RECLASSIFICATION ADJUSTMENT FOR NET GAINS
     REALIZED IN NET INCOME:
    Before-tax amount                                                (2,234)           (19,970)          (46,481)
    Income tax (benefit)                                               (782)            (6,990)          (16,268)
                                                             ---------------    ---------------   ---------------
    Totals                                                           (1,452)           (12,980)          (30,213)
                                                             ---------------    ---------------   ---------------

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                               (96,458)           (92,225)          104,729
    Income tax (benefit) expense                                    (33,760)           (32,278)           36,655
                                                             ---------------    ---------------   ---------------
    Totals                                                   $      (62,698)    $      (59,947)   $      68,074
                                                             ===============    ===============   ===============

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Before-tax amount                                        $       (2,289)    $       (2,347)   $       (3,232)
    Income tax (benefit)                                               (801)              (821)           (1,131)
                                                             ---------------    ---------------   ---------------
    Totals                                                   $       (1,488)    $       (1,526)   $       (2,101)
                                                             ===============    ===============   ===============

    The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                                 1999              1998              1997
                                                                              (IN THOUSANDS)
     NET UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE:
     Balance, beginning of year                             $      100,510     $     160,457     $      92,383
     Change during period                                          (62,698)          (59,947)           68,074
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                           37,812           100,510           160,457
                                                            ---------------   ---------------   ---------------

     MINIMUM PENSION LIABILITY ADJUSTMENT:
     Balance, beginning of year                                     (6,219)           (4,693)           (2,592)
     Change during period                                           (1,488)           (1,526)           (2,101)
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                           (7,707)           (6,219)           (4,693)
                                                            ---------------   ---------------   ---------------

     ACCUMULATED OTHER COMPREHENSIVE INCOME:
     Balance, beginning of year                                     94,291           155,764            89,791
     Change during period                                          (64,186)          (61,473)           65,973
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                   $       30,105     $      94,291     $     155,764
                                                            ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. SEGMENT INFORMATION

    Phoenix offers a wide range of financial products and services. These businesses have been grouped into three reportable segments.

    The Individual segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

    The Investment Management segment includes retail and institutional mutual fund management and distribution including open-end funds, closed-end funds and wrap accounts.

    Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131. They include venture capital investments, international operations, trust operations and other investments.

    The majority of Phoenix's revenue is derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

    The accounting policies of the segments are the same as those described in
    Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items. Phoenix does not include certain nonrecurring items to the segments. They are reported as unallocated items and include expenses associated with various lawsuits and legal disputes, postretirement medical expenses associated with an early retirement program and realized gains associated with the sales of subsidiaries. See Note 8 - " Pension and Other Postretirement and Postemployment Benefit Plans."

    Included in the following tables is certain information with respect to Phoenix's operating segments as of and for each of the years ended December 31, 1999, 1998 and 1997, as well as amounts not allocated to the segments which was described previously.

                                                                                  DECEMBER 31,
                                                                     1999             1998             1997
                                                                                 (IN MILLIONS)

    TOTAL ASSETS
    Individual                                                  $     17,990.3    $    16,919.5    $    15,709.8
    Investment Management                                                747.4            591.9            647.9
    Corporate & Other                                                  1,357.8            876.2          1,124.4
    Discontinued operations                                              187.6            283.8            250.9
                                                                ---------------  ---------------  ---------------
      Total                                                           20,283.1         18,671.4         17,733.0
                                                                ===============  ===============  ===============

    DEFERRED POLICY ACQUISITION COSTS
    Individual                                                  $      1,306.7    $     1,049.9    $     1,016.3
                                                                ===============  ===============  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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                                                                       1999             1998              1997
                                                                                    (IN MILLIONS)
    PREMIUMS, INSURANCE AND INVESTMENT PRODUCT FEES

    Individual                                                    $       1,361.4   $      1,416.7    $     1,259.2
    Investment Management                                                   293.9            231.0            140.7
    Corporate & Other                                                       115.2             41.1             84.1
    Less: inter-segment revenues                                            (44.5)           (40.7)           (40.3)
                                                                  ---------------- ----------------  ---------------
      Total                                                               1,726.0          1,648.1          1,443.7
                                                                  ---------------- ----------------  ---------------

    INVESTMENT INCOME
    Individual                                                              768.2            768.5            640.3
    Investment Management                                                     6.0              2.7              3.0
    Corporate & Other                                                       176.1             80.4             71.1
                                                                  ---------------- ----------------  ---------------
      Total                                                                 950.3            851.6            714.4
                                                                  ---------------- ----------------  ---------------

    NET REALIZED INVESTMENT GAINS
    Individual                                                               15.9            (17.8)            65.7
    Corporate & Other                                                         3.9             10.5             45.3
    Gains on sale of subsidiaries                                            16.0             65.5
                                                                  ---------------- ----------------  ---------------
      Total                                                                  35.8             58.2            111.0
                                                                  ---------------- ----------------  ---------------

    POLICY BENEFITS AND DIVIDENDS
    Individual                                                            1,611.3          1,718.2          1,499.7
    Corporate & Other                                                       101.6             36.6             45.8
                                                                  ---------------- ----------------  ---------------
      Total                                                               1,712.9          1,754.8          1,545.5
                                                                  ---------------- ----------------  ---------------

    AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
    Individual                                                              146.6            137.7            102.6
                                                                  ---------------- ----------------  ---------------
      Total                                                                 146.6            137.7            102.6
                                                                  ---------------- ----------------  ---------------

    AMORTIZATION OF GOODWILL AND INTANGIBLES
    Individual                                                                4.2              0.3              0.5
    Investment Management                                                    30.3             22.0              9.1
    Corporate & Other                                                         3.5              0.8             (0.2)
                                                                  ---------------- ----------------  ---------------
      Total                                                                  38.0             23.1              9.4
                                                                  ---------------- ----------------  ---------------

    INTEREST EXPENSE
    Investment Management                                                    18.9             14.7              3.6
    Corporate & Other                                                        13.8             11.2             20.7
                                                                  ---------------- ----------------  ---------------
      Total                                                                  32.7             25.9             24.3
                                                                  ---------------- ----------------  ---------------

    OTHER OPERATING EXPENSES
    Individual                                                              289.4            268.1            234.6
    Investment Management                                                   203.5            156.1            101.9
    Corporate & Other                                                        65.0             40.7             69.2
    Unallocated amounts                                                       7.2              4.5              1.7
    Less: inter-segment expenses                                             (44.5)           (40.7)           (40.4)
                                                                  ---------------- ----------------  ---------------
      Total                                                                 520.6            428.7            367.0
                                                                  ---------------- ----------------  ---------------

    INCOME (LOSS) FROM CONTINUING OPERATIONS
     BEFORE INCOME TAXES AND MINORITY INTEREST
    Individual                                                               94.0             43.2            127.9
    Investment Management                                                    47.2             40.8             29.2
    Corporate & Other                                                       111.3             42.7             64.9
    Unallocated amounts & inter-segment eliminations                          8.8             61.0             (1.7)
                                                                  ---------------- ----------------  ---------------
      Total                                                       $         261.3   $        187.7    $       220.3
                                                                  ================ ================  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11. DISCONTINUED OPERATIONS

    During 1999, Phoenix discontinued the operations of four of its business units which in prior years had been reflected as reportable business segments: the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management Operation and the Group Insurance Operations. The discontinuation of these business units resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

    REINSURANCE OPERATIONS

    During 1999, Phoenix completed a comprehensive strategic review of its life reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. Accordingly, Phoenix estimated sales proceeds, reinsurance premiums and net claims run-off, resulting in the recognition of a $173 million pre-tax loss ($113 million after-tax loss) on the disposal of life reinsurance discontinued operations. The life reinsurance segment consisted primarily of individual life reinsurance operations as well as group personal accident and group health reinsurance business. The significant components of the loss on the disposal of life reinsurance discontinued operations in 1999 were as follows:

    On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reinsurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction, resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million.

    On June 30, 1999, PM Holdings sold 100% of the common stock of Financial Administrative Services, Inc. (FAS), its third-party administration subsidiary, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in an after-tax gain of $2.0 million.

    Phoenix retained ownership of the preferred stock of FAS, which under the terms of the agreement, CYBERTEK will purchase in six equal annual installments commencing March 31, 2001 through March 31, 2006. The purchase price will be determined annually based upon earnings, but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

    During 1999, Phoenix placed the remaining group personal accident and group health reinsurance operations into run-off. Management has adopted a formal plan to terminate the related treaties as early as contractually permitted and is not entering into any new contracts. Based upon the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million. In addition, as part of the exit strategy, Phoenix purchased finite aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results in the run-off block. The finite reinsurance is subject to an aggregate retention of $100 million on the run-off block. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix paid an initial premium of $130 million.

    The additional estimated reserves and finite reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves over a number of years as the level of business diminishes.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Additionally, certain group personal accident reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. This business primarily concerns certain occupational accident reinsurance "facilities" and a reinsurance pool (the Unicover Pool) underwritten and managed by Unicover Managers, Inc. (Unicover). Phoenix participated as a reinsurer in the Unicover Pool. The Unicover Pool and "facilities" were reinsured in large part by a reinsurance facility underwritten and managed by Centaur Underwriting Limited (Centaur) in which Phoenix also participated. Phoenix terminated its participation in the Centaur facility effective October 1, 1998 and in the Unicover Pool effective March 1, 1999. However, claims arising from business underwritten while Phoenix was a participant continue to run off. On September 21, 1999, Phoenix initiated arbitration proceedings seeking to rescind certain contracts arising from its participation in the Centaur facility with respect to reinsurance of the Unicover business. In January 2000, Phoenix settled two Unicover-related matters (see Note 21 - "Subsequent Events"). A substantial portion of the risk associated with the Unicover Pool and "facilities" and the Centaur program was further retroceded by Phoenix to other unaffiliated insurance entities, providing Phoenix with significant security. Certain of these retrocessionaires have given notice that they challenge their obligations under their contracts and are in arbitration or litigation with Phoenix.

    Additionally, certain group personal accident excess of loss reinsurance contracts created in the London market during 1994 - 1997 have become the subject of disputes concerning the placement of the business with reinsurers and the recovery of reinsurance. Several arbitration proceedings are currently pending.

    Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of life reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

    PROPERTY AND CASUALTY BROKERAGE OPERATIONS

    On July 1, 1999, PM Holdings sold its property and casualty brokerage business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $0.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in convertible debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. The pre-tax gain realized on the sale was $40.1 million. The HRH common stock is classified as common stock and the convertible debentures are classified as bonds in the Consolidated Balance Sheet. As of December 31, 1999 Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

    REAL ESTATE MANAGEMENT OPERATIONS

    On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    GROUP INSURANCE OPERATIONS

    On December 9, 1999, Phoenix signed a definitive agreement to sell its Group Life and Health business, including five companies, Phoenix American Life, Phoenix Dental Services, Phoenix Group Services, California Benefits and Clinical Disability Management, to GE Financial Assurance Holdings, Inc. Proceeds from the sale are estimated to be $285 million, including cash of $240 million and 3.1% of the common stock of GE Life and Annuity Assurance Company. Phoenix expects the transaction to be completed in the second quarter of 2000, subject to regulatory approval.

    The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $283.8 million as of December 31, 1999 and 1998, respectively. Asset and liability balances of the continuing operation as of December 31, 1998, have been restated to conform with the current year presentation. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 and 1997 to exclude the operating results of discontinued operations from continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

    GAIN (LOSS) FROM OPERATIONS OF                                            YEAR ENDED DECEMBER 31,
     DISCONTINUED OPERATIONS                                           1999             1998             1997
                                                                                   (IN THOUSANDS)
    Revenues:
      Reinsurance Operations                                                      $     306,671    $     163,503
      Group Insurance Operations                                 $      453,813         503,825          483,956
      Property and Casualty Brokerage Operations                         25,968          72,579           64,093
      Real Estate Management                                              1,189          12,707           15,319
                                                                 ---------------  --------------  ---------------
    Total revenues                                                      480,970         895,782          726,871
                                                                 ---------------  --------------  ---------------

    Gain (loss) from operations:
      Reinsurance Operations                                                             14,081           10,611
      Group Insurance Operations                                         28,672          29,212           31,686
      Property and Casualty Brokerage Operations                          1,534           2,515          (19,911)
      Real Estate Management                                             (2,645)         (4,037)          (2,616)
                                                                 ---------------  --------------  ---------------
    Gain from discountinued operations before income
     taxes                                                               27,561          41,771           19,770
    Income taxes                                                         10,006          16,759           12,522
                                                                 ---------------  --------------  ---------------
    Gain from discontinued operations, net of taxes              $       17,555    $     25,012    $       7,248
                                                                 ===============  ==============  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
    LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS                DECEMBER 31, 1999
                                                                 (IN THOUSANDS)

    (Loss) gain on disposal:
      Reinsurance Operations                                     $    (173,061)
      Property and Casualty Brokerage Operations                        40,131
      Real Estate Management                                             5,870
                                                                 --------------
    Loss on disposal of discontinued operations before
     income taxes                                                     (127,060)
    Income taxes                                                       (55,076)
                                                                 --------------
    Loss on disposal of discontinued operations, net of
     income taxes                                                $     (71,984)
                                                                 --------------


12. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

    Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $106.7 million at December 31, 1999 and 1998, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $161.2 million at December 31, 1999 and 1998, respectively.

    Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $16.9 million and $16.9 million in 1999, 1998, and 1997, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $40.2 million as of December 31, 1999, payable as follows: 2000 - $13.5 million; 2001 - $10.5 million; 2002 - $7.3 million;
    2003 - $5.1 million; 2004 - $2.8 million; and $1.0 million thereafter.

13. DIRECT BUSINESS WRITTEN AND REINSURANCE

    As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and to $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the inforce block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:

                                                                   1999             1998              1997
                                                                               (IN THOUSANDS)

    Direct premiums                                           $    1,762,359   $    1,719,393     $   1,592,800
    Reinsurance assumed                                              416,194          505,262           329,927
    Reinsurance ceded                                               (537,847)        (371,854)         (282,121)
                                                              --------------- ----------------   ---------------
    Net premiums                                                   1,640,706        1,852,801         1,640,606
    Less net premiums of discontinued operations                    (506,499)        (698,071)         (564,449)
                                                              --------------- ----------------   ---------------
    Net premiums of continuing operations                     $    1,134,207   $    1,154,730     $   1,076,157
                                                              =============== ================   ===============

    Direct policy and contract claims incurred                $      707,105   $      728,062     $     629,112
    Reinsurance assumed                                              563,807          433,242           410,704
    Reinsurance ceded                                               (500,282)        (407,780)         (373,127)
                                                              --------------- ----------------   ---------------
    Net policy and contract claims incurred                          770,630          753,524           666,689
    Less net incurred claims of discontinued operations             (552,423)        (471,688)         (422,373)
                                                              --------------- ----------------   ---------------
    Net policy and contract claims incurred
     of continuing operations                                 $      218,207   $      281,836     $     244,316
                                                              =============== ================   ==============

    Direct life insurance in force                            $  131,052,050   $  121,442,041     $ 120,394,664
    Reinsurance assumed                                          139,649,850      110,632,110        84,806,585
    Reinsurance ceded                                           (207,192,046)    (135,817,986)      (74,764,639)
                                                              --------------- ----------------   ---------------
    Net insurance in force                                        63,509,854       96,256,165       130,436,610
    Less insurance in force of discontinued operations            (1,619,452)     (24,330,166)      (13,811,408)
                                                              --------------- ----------------   ---------------
    Net insurance in force of continuing operations           $   61,890,402   $   71,925,999     $ 116,625,202
                                                              =============== ================   ===============

    Irrevocable letters of credit aggregating $36.2 million at December 31, 1999 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14. PARTICIPATING LIFE INSURANCE

    Participating life insurance in force was 66.9% and 72.3% of the face value of total individual life insurance in force at December 31, 1999 and 1998, respectively. The premiums on participating life insurance policies were 76.8%, 79.4% and 83.5% of total individual life insurance premiums in 1999, 1998, and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

15. DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                            1999                 1998                1997
                                                                            (IN THOUSANDS)

    Balance at beginning of year                      $       1,049,934     $     1,016,295     $        908,616
    Acquisition cost deferred                                   143,110             164,608              288,281
    Amortized to expense during the year                       (146,603)           (137,663)            (102,617)
    Adjustment to net unrealized investment
     gains (losses) included in other
     comprehensive income                                       260,287               6,694              (77,985)
                                                      ------------------   -----------------   ------------------

    Balance at end of year                            $       1,306,728     $     1,049,934     $      1,016,295
                                                      ==================   =================   ==================

    Amortized to expense during the year for 1999 includes a $6.3 million adjustment due to worse than expected persistency in one of the variable annuity product lines and a $6.9 million adjustment to traditional life due to an adjustment to death claims used in determining DAC amortization.

16. MINORITY INTEREST

    Phoenix's interests in Phoenix Investment Partners and PFG Holdings, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 60% and 67%, respectively, of the outstanding shares of common stock at December 31, 1999. Earnings and equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

17. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the consolidated financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analysis which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

    DERIVATIVE INSTRUMENTS

    Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

    EQUITY SECURITIES

    Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

    MORTGAGE LOANS

    Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

    POLICY LOANS

    Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

    INVESTMENT CONTRACTS

    In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

    The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

    Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    NOTES PAYABLE

    The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

    FAIR VALUE SUMMARY

    The estimated fair values of the financial instruments as of December 31, were as follows:


                                                      1999                                   1998
                                         CARRYING              FAIR              CARRYING              FAIR
                                          VALUE               VALUE               VALUE               VALUE
                                                                    (IN THOUSANDS)

    Financial assets:
    Cash and cash equivalents        $        187,610     $       187,610     $       115,187     $       115,187
    Short-term investments                    133,367             133,367             185,983             185,983
    Debt securities                         7,496,948           7,400,067           7,712,865           7,796,389
    Equity securities                         461,613             461,613             301,649             301,649
    Mortgage loans                            716,831             680,569             797,343             831,919
    Derivative instruments                                        (13,211)                                 12,316
    Policy loans                            2,042,558           2,040,497           2,008,260           2,122,389
                                     -----------------   -----------------   -----------------   -----------------
    Total financial assets           $     11,038,927     $    10,890,512     $    11,121,287     $    11,365,832
                                     =================   =================   =================   =================

    Financial liabilities:
    Policy liabilities               $        709,696     $       709,357     $       783,400     $       783,400
    Notes payable                             499,392             490,831             386,575             395,744
                                     -----------------   -----------------   -----------------   -----------------
    Total financial liabilities      $      1,209,088     $     1,200,188     $     1,169,975     $     1,179,144
                                     =================   =================   =================   ================


18. CONTINGENCIES

    LITIGATION

    Certain group personal accident reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 11 - "Discontinued Operations" and
    Note 21 - "Subsequent Events").

19. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the State of New York Insurance Department (the Insurance Department), as of December 31, 1999, 1998 and 1997. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                    1999               1998              1997
                                                                               (IN THOUSANDS)

    Statutory net income                                       $      131,286      $     108,652     $      66,599
    Deferred policy acquisition costs, net                            (28,099)            18,538            48,821
    Future policy benefits                                            (23,686)           (53,847)           (9,145)
    Pension and postretirement expenses                                (8,638)           (17,334)           (7,955)
    Investment valuation allowances                                    15,141            107,229            87,920
    Interest maintenance reserve                                       (7,232)             1,415            17,544
    Deferred income taxes                                               3,919            (39,983)          (36,250)
    Other, net                                                          6,191             12,459             2,118
                                                               ---------------    ---------------   ---------------

    Net income, as reported                                    $      88,882      $     137,129     $     169,652
                                                               ===============    ===============   ===============

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                                    DECEMBER 31,
                                                                          1999                         1998
                                                                                    (IN THOUSANDS)

    Statutory surplus, surplus notes and AVR                       $        1,427,333            $       1,205,635
    Deferred policy acquisition costs, net                                  1,231,217                    1,259,316
    Future policy benefits                                                   (478,184)                    (465,268)
    Pension and postretirement expenses                                      (193,007)                    (174,273)
    Investment valuation allowances                                          (206,531)                      34,873
    Interest maintenance reserve                                               24,767                       35,303
    Deferred income taxes                                                      65,595                      (25,593)
    Surplus notes                                                            (159,444)                    (157,500)
    Other, net                                                                 49,505                       24,062
                                                                   -------------------          -------------------
    Equity, as reported                                            $        1,761,251            $       1,736,555
                                                                   ===================          ===================

    The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

20. PRIOR PERIOD ADJUSTMENTS

    In 1999, Phoenix revised the accounting for venture capital partnerships to include unrealized capital gains and losses on investments held in the partnerships. These gains and losses are recorded in investment income. Opening retained earnings at December 31, 1996 has been increased by $17.6 million. The consolidated balance sheet as of December 31, 1998 was revised by increasing the following balances: other invested assets by $50.6 million, deferred income taxes by $17.7 million and retained earnings by $32.9 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $12.4 million and $2.9 million for the years ended 1998 and 1997, respectively.

    In 1998, Phoenix revised the accounting for partnerships involved in leveraged lease arrangements for 1997 and 1996. Opening retained earnings at December 31, 1995 has been increased by $7.7 million. The Consolidated Balance Sheet as of December 31, 1997 was revised by increasing the following balances: other invested assets by $18.9 million, deferred income taxes by $6.6 million and retained earnings by $12.3 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $2.1 million and $2.5 million for the years ended 1997 and 1996, respectively.

21. SUBSEQUENT EVENTS

    OCCUPATIONAL ACCIDENT REINSURANCE

    On January 21, 2000, Phoenix, in connection with its participation in the Centaur facility, and two other companies completed a settlement agreement with Reliance Insurance Company (Reliance) with respect to certain reinsurance contracts covering occupational accident business reinsured by Reliance as a Unicover-managed "facility." The Reliance business was the largest portion of occupational accident reinsurance business underwritten by Unicover. Under the terms of the settlement agreement, Phoenix ended the contracts for a total payment of $115.0 million.

    On January 13, 2000, Phoenix and four other companies, in connection with their participation in the Unicover Pool, completed a settlement agreement with EBI Indemnity Company and other affiliates of the Orion Group (EBI) with respect to certain reinsurance contracts covering occupational accident business which EBI ceded to the Unicover Pool. These contracts represented the largest source of premium to the Unicover Pool. Under the terms of the settlement agreement, the Unicover Pool members ended the contracts for a total payment of $43.0 million, of which Phoenix's share was approximately $10.0 million.

    Phoenix included the cost of these settlements, net of reinsurance, in its estimate of the loss on discontinued life reinsurance operations. See Note 11 - "Discontinued Operations."

                                                                    [VERXSION B]


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                            PHOENIX VARIABLE ANNUITY
One American Row                                        MAIL OPERATIONS ("VAMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2000. You may obtain a copy of the prospectus without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address and telephone number.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter...........................................................       B-2

Calculation of Yield and Return.......................................       B-2

Calculation of Annuity Payments ......................................       B-3

Experts ..............................................................       B-4

Financial Statements..................................................       B-5

UNDERWRITER
--------------------------------------------------------------------------------
    The offering of these Contracts commenced on August 31, 1988 and was made on a continuous basis by Franklin Templeton Distributors, Inc. ("FTD"). Effective May 1, 1997, new sales of these Contracts ceased and W.S. Griffith & Co., Inc. became principal distributor of the Contracts. For sales of Contracts in 1996 and until May 1, 1997, FTD was paid and retained the following amounts:

                           PAID                       RETAINED
                           ----                       --------
1997                    $  893,202                    $ 51,024

    For sales of Contracts from May 1, 1997 and 1998 W.S. Griffith & Co. was paid $258,190 and retained $0, and for 1999 W.S. Griffith & Co. was paid $3,706 and retained $0.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 1999:

    Value of hypothetical pre-existing account with
       exactly one Unit at the beginning of the period:..........   1.478155
    Value of the same account (excluding capital changes) at
       the end of the 7-day period:..............................   1.479245
    Calculation:
       Ending account value......................................   1.479245
       Less beginning account value..............................   1.478155
       Net change in account value...............................   0.00090
    Base period return:
       (adjusted change/beginning account value).................   0.000737
    Current yield = return x (365/7) =...........................      3.85%
    Effective yield = [(1 + return)(365/7)] -1 =.................      3.92%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We  assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      Stanger's Investment Adviser
      The Stanger Register
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J and K, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Options I and J, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix Home Life Variable Accumulation Account as of December 31, 1999 and for the year then ended and the consolidated financial statements of Phoenix Home Life Mutual Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included herein have been so included in reliance on the respective reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    PricewaterhouseCoopers LLP, whose address is 100 Pearl Street, Hartford, Connecticut 06103, also provides other accounting and tax-related services as requested by Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.










1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. As of December 31, 1999 it contained 376 industrial, 41 utility, 72 financial and 11 transportation issues. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHOENIX HOME LIFE VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


Assets:
     Investment in Templeton Asset Allocation
         Fund (identified cost $52,680,931)      $103,765,846
                                                --------------

Liabilities:
     Accrued expenses due related parties             118,807
                                                --------------

         Net assets                              $103,647,039
                                                ==============

Accumulation units outstanding                     31,015,742
                                                ==============

Net asset value per unit                            $3.341756
                                                ==============



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 1999

Investment income:
    Dividends                                                      $2,744,289

Expenses:
    Mortality and expense risk and
         administrative charges                                     1,567,938
                                                              ----------------

            Net investment income                                   1,176,351


Realized and unrealized gain (loss)

    on investments:
    Net realized gain from share transactions     $12,302,191
    Net realized gain distribution from fund       15,270,204
    Net change in unrealized depreciation          (7,276,867)
                                                 -------------
            Net realized and unrealized gain                       20,295,528
                                                              ----------------

Net increase in net assets from operations                        $21,471,879
                                                              ================


                       SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED            YEAR ENDED
                                                               DECEMBER 31           DECEMBER 31
                                                                  1999                   1998
                                                               ------------          -------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                          1,176,351             2,478,167
   Net realized gain                                             27,572,395            12,368,689
   Net change in unrealized depreciation                         (7,276,867)           (7,722,622)
                                                               -------------         -------------

       Net increase in net assets resulting from operations      21,471,879             7,124,234

Accumulation unit transactions:
   Participant deposits                                             668,402             1,675,291
   Participant transfers                                         (4,265,596)           (3,786,832)
   Participant withdrawals                                      (44,112,569)          (29,620,547)
                                                               -------------         -------------

       Net decrease from participant transactions               (47,709,763)          (31,732,088)
                                                               -------------         -------------

       Total decrease in net assets                             (26,237,884)          (24,607,854)

Net assets:
   Beginning of period                                          129,884,923           154,492,777
                                                               -------------         -------------

   End of period                                                103,647,039           129,884,923
                                                               =============         =============
Participant accumulation unit transactions (in units):
   Participant deposits                                             226,399               603,185
   Participant transfers                                         (1,455,018)           (1,488,554)
   Participant withdrawals                                      (14,862,673)          (10,823,974)



                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


Assets:
     Investments in Templeton Bond Fund
         (identified cost $9,793,845)                $8,912,562
                                                    ------------

Liabilities:
     Accrued expenses due related parties                10,578
                                                    ------------

         Net assets                                  $8,901,984
                                                    ============

Accumulation units outstanding                        5,364,555
                                                    ============

Net asset value per unit                              $1.659408
                                                    ============


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Investment income:
    Dividends                                                         $547,763

Expenses:
    Mortality and expense risk and
         administrative charges                                        156,452
                                                                    -----------

             Net investment income                                     391,311


Realized and unrealized gain (loss)
    on investments:
    Net realized loss from share transactions         $(451,634)
    Net change in unrealized depreciation              (853,829)
                                                     -----------
             Net realized and unrealized loss                       (1,305,463)
                                                                    -----------

Net decrease in net assets resulting from operations                 $(914,152)
                                                                    ===========


                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED           YEAR ENDED
                                                                      DECEMBER 31          DECEMBER 31
                                                                         1999                 1998
                                                                      ------------       -------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                               $391,311            $856,483
     Net realized gain (loss)                                            (451,634)           (203,459)
     Net change in unrealized appreciation (depreciation)                (853,829)            182,377
                                                                      ------------       -------------

         Net increase (decrease) in net assets from operations           (914,152)            835,401

Accumulation unit transactions:
     Participant deposits                                                  69,196             220,095
     Participant transfers                                               (897,961)            396,127
     Participant withdrawals                                           (4,348,749)         (3,267,481)
                                                                      ------------       -------------

         Net decrease from participant transactions                    (5,177,514)         (2,651,259)
                                                                      ------------       -------------

         Total decrease in net assets                                  (6,091,666)         (1,815,858)

Net assets:
     Beginning of period                                               14,993,650          16,809,508
                                                                      ------------       -------------

     End of period                                                     $8,901,984         $14,993,650
                                                                      ============       =============
Participant accumulation unit transactions (in units):
     Participant deposits                                                  40,710             127,603
     Participant transfers                                               (536,767)            217,397
     Participant withdrawals                                           (2,527,874)         (1,897,539)



                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


Assets:
     Investment in Templeton Developing Markets
         Fund (identified cost $3,676,400)         $3,095,577
                                                   -----------

Liabilities:
     Accrued expenses due related parties               3,422
                                                   -----------

         Net assets                                $3,092,155
                                                   ===========

Accumulation units outstanding                      3,708,323
                                                   ===========

Net asset value per unit                            $0.833842
                                                   ===========




STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 1999

Investment income:
   Dividends                                                         $ 31,139

Expenses:
   Mortality and expense risk and
        administrative charges                                         40,897
                                                                  ------------

            Net investment loss                                        (9,758)

Realized and unrealized gain (loss)
   on investments:
   Net realized gain from share transactions          $97,578

   Net change in unrealized appreciation            1,041,723
                                                   -----------

            Net realized and unrealized gain                        1,139,301
                                                                  ------------

Net increase in net assets from operations                         $1,129,543
                                                                  ============



                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR      FOR THE YEAR
                                                                                 ENDED              ENDED
                                                                              DECEMBER 31,      DECEMBER 31,
                                                                                  1999              1998
                                                                              ------------      ------------
Increase (decrease) in net assets:
Operations:
     Net investment income (loss)                                                 ($9,758)          $ 8,311
     Net realized gain (loss)                                                      97,578           (80,208)
     Net change in unrealized appreciation (depreciation)                       1,041,723          (566,093)
                                                                              ------------      ------------

         Net increase (decrease) in net assets resulting from operations        1,129,543          (637,990)

Accumulation unit transactions:
     Participant deposits                                                          12,433            68,677
     Participant transfers                                                      1,255,244           189,045
     Participant withdrawals                                                   (1,281,262)         (540,042)
                                                                              ------------      ------------

         Net decrease from participant transactions                               (13,585)         (282,320)
                                                                              ------------      ------------

         Total increase (decrease) in net assets                                1,115,958          (920,310)

Net assets:
     Beginning of  period                                                       1,976,197         2,896,507
                                                                              ------------      ------------

     End of period                                                             $3,092,155        $1,976,197
                                                                              ============      ============

Participant accumulation unit transactions (in units):
     Participant deposits                                                          18,766           121,399
     Participant transfers                                                      1,952,974           329,287
     Participant withdrawals                                                   (1,860,603)         (963,652)


                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


Assets:
     Investments in Templeton International Fund
         (identified cost $39,740,385)                  $78,117,621
                                                     ---------------

Liabilities:
     Accrued expenses due related parties                    88,219
                                                     ---------------

         Net assets                                     $78,029,402
                                                     ===============

Accumulation units outstanding                           28,978,699
                                                     ===============

Net asset value per unit                                $2.692647
                                                     ===============



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 1999

Investment income:
    Dividends                                                       $2,584,659


Expenses:
    Mortality and expense risk and
         administrative charges                                      1,166,948
                                                                  -------------

                Net investment income                                1,417,711


Realized and unrealized gain (loss) on
    investments:
    Net realized gain from share transactions       $9,273,033
    Net realized gain distribution from Fund         8,978,290
    Net change in unrealized (depreciation)         (3,321,208)
                                                   ------------
                Net realized and unrealized gain                    14,930,115
                                                                  -------------

Net increase in net assets from operations                         $16,347,826
                                                                  =============

                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED                 YEAR ENDED
                                                               DECEMBER 31                DECEMBER 31
                                                                   1999                       1998
                                                               -------------             --------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                       $1,417,711                 $1,228,153
     Net realized gain                                           18,251,323                 13,273,112
     Net change in unrealized depreciation                       (3,321,208)                (5,557,587)
                                                               -------------              -------------

         Net increase in net assets from operations              16,347,826                  8,943,678

Accumulation unit transactions:
     Participant deposits                                           398,091                    876,359
     Participant transfers                                       (2,312,850)                (9,349,207)
     Participant withdrawals                                    (34,651,943)               (21,941,519)
                                                               -------------              -------------

         Net decrease from participant transactions             (36,566,702)               (30,414,367)
                                                               -------------              -------------

         Total decrease in net assets                           (20,218,876)               (21,470,689)

Net assets:
     Beginning of period                                         98,248,278                119,718,967
                                                               -------------              -------------

     End of period                                              $78,029,402                $98,248,278
                                                               =============              =============

Participant accumulation unit transactions (in units):
     Participant deposits                                           172,281                    394,221
     Participant transfers                                         (982,930)                (4,428,086)
     Participant withdrawals                                    (14,705,609)                (9,941,501)



                       SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


Assets:
     Investments in Templeton Stock  Fund
         (identified cost $90,133,198)               $197,693,710
                                                    --------------

Liabilities:
     Accrued expenses due related parties                 224,503
                                                    --------------
         Net assets                                  $197,469,207
                                                    ==============

Accumulation units outstanding                         56,612,250
                                                    ==============

Net asset value per unit                                $3.488100
                                                    ==============



 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED
 DECEMBER 31, 1999

 Investment income:
     Dividends                                                       $4,102,105

 Expenses:
     Mortality and expense risk and
          administrative charges                                      2,938,665
                                                                   -------------

           Net investment income                                      1,163,440


 Realized and unrealized gain (loss) on
     investments:
     Net realized gain from share transactions       $35,909,920
     Net realized gain distribution from Fund         18,979,073
     Net change in unrealized depreciation            (6,251,795)
                                                    -------------
           Net realized and unrealized gain                          48,637,198
                                                                   -------------

 Net increase in net assets from operations                         $49,800,638
                                                                   =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEAR                FOR THE YEAR
                                                             ENDED                       ENDED
                                                          DECEMBER 31,                DECEMBER 31,
                                                             1999                        1998
                                                         --------------              --------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                  $1,163,440                  $2,319,949
     Net realized gain                                      54,888,993                  37,309,291
     Net change in unrealized depreciation                  (6,251,795)                (38,962,419)
                                                         --------------              --------------

         Net increase in net assets from operations         49,800,638                     666,821

Accumulation unit transactions:
     Participant deposits                                      972,261                   2,412,559
     Participant transfers                                  (7,282,291)                 (5,549,061)
     Participant withdrawals                               (99,690,673)                (64,448,902)
                                                         --------------              --------------

         Net decrease from participant transactions       (106,000,703)                (67,585,404)
                                                         --------------              --------------

         Total increase in net assets                      (56,200,065)                (66,918,583)

Net assets:
     Beginning of period                                   253,669,272                 320,587,855
                                                         --------------              --------------

     End of period                                        $197,469,207                $253,669,272
                                                         ==============              ==============

Participant accumulation unit transactions (in units):
     Participant deposits                                      332,101                     845,333
     Participant transfers                                  (2,579,045)                 (2,090,025)
     Participant withdrawals                               (33,758,960)                (23,038,725)


                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
PHOENIX MONEY MARKET SUBACCOUNT
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

Assets:
     Investments in Phoenix Goodwin Money
         Market Fund (identified cost $14,144,435)     $14,144,435

Liabilities:
     Accrued expenses due related parties                   15,393
                                                      -------------

         Net assets                                    $14,129,042
                                                      =============

Accumulation units outstanding                           9,551,525
                                                      =============

Net asset value per unit                                  1.479245
                                                      =============



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 1999

Investment income:
   Dividends                                         $693,914

Expenses:
   Mortality and expense risk and                     202,932
        administrative charges
                                                    ----------

          Net investment income                      $490,982
                                                    ==========


                         SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
PHOENIX MONEY MARKET SUBACCOUNT
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEAR         FOR THE YEAR
                                                                       ENDED                ENDED
                                                                    DECEMBER 31          DECEMBER 31
                                                                       1999                  1998
                                                                    -------------       --------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                              $490,982            $616,630
                                                                    -------------       --------------
Accumulation unit transactions:
     Participant deposits                                                120,992             136,420
     Participant transfers                                            12,272,915          18,481,404
     Participant withdrawals                                         (16,100,700)        (17,730,587)
                                                                    -------------       --------------

         Net increase (decrease) from participant transactions        (3,706,793)            887,237
                                                                    -------------       --------------

         Total increase (decrease) in net assets                      (3,215,811)          1,503,867

Net assets:
     Beginning of year                                                17,344,853          15,840,986
                                                                    -------------       --------------

     End of year                                                     $14,129,042         $17,344,853
                                                                    =============       ==============

Participant accumulation unit transactions (in units):

     Participant deposits                                                 83,254              93,105
     Participant transfers                                             8,441,828          13,159,426
     Participant withdrawals                                         (11,096,888)        (12,593,026)


                        SEE NOTES TO FINANCIAL STATEMENTS.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements


--------------------------------------------------------------------------------

1.  ORGANIZATION

Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company registered as a unit investment trust. The Account currently has six Subaccounts to which Templeton Investment Plus contract values may be allocated and include the Templeton Stock, Templeton International, Templeton Developing Markets, Templeton Asset Allocation, Templeton Bond and Phoenix-Goodwin Money Market which invest solely in designated portfolios of the Templeton Variable Products Series Fund and the Phoenix Edge Series Fund (the Funds). Each series of the Fund have distinct investment objectives. Templeton Stock Fund is a capital growth common stock fund; the Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States; the Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets; the Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return; the Templeton Bond Fund seeks high current income through investing in debt securities, rated and unrated, in any category of companies, government and government agencies, and in debt securities which are convertible into common stock of such companies; and the Phoenix-Goodwin Money Market Series Fund seeks current income, stability of principal and liquidity by investing in high quality money market instruments.

2.  SIGNIFICANT ACCOUNTING POLICIES

A.  VALUATION OF INVESTMENTS:

Investments are made exclusively in the Funds and are valued at the net asset value per share of the Series.

B.  INVESTMENT TRANSACTIONS AND RELATED INCOME:

Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis. Dividends from the Funds are recorded on the ex-dividend date.

C.  INCOME TAXES:

D. Certain prior year amounts have been reclassified to conform with the current year presentation.

The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

3.  PURCHASES AND SALES OF SHARES OF THE FUNDS
Purchases and sales of the Fund for the period ended December 31, 1999 aggregated the following:

                                           PURCHASES                SALES

  Templeton Asset Allocation Fund         $18,446,220            $49,741,196
  Templeton Bond Fund                       1,323,271              6,116,442
  Templeton Developing Markets Fund         3,559,691              3,582,082
  Templeton International Fund             15,489,645             41,686,206
  Templeton Stock Fund                     24,815,943            110,742,148
  Phoenix-Goodwin Money Market Series      24,634,996             27,857,142

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements (continued)


-----------------------------------------------------------------------------

4.  INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Phoenix provides all administrative services to the Account.

Phoenix assumes the risk that annuitants as a class may live longer than expected and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 0.40% on an annual basis of the current value of the subaccount's net assets for the mortality risks assumed and the daily equivalent of .085% on an annual basis for the expense risks assumed.

The fees charged for mortality and expense risks assumed by Phoenix for the Templeton Stock, the Templeton International, the Templeton Developing Markets, the Templeton Asset Allocation, the Templeton Bond and the Phoenix-Goodwin Money Market Subaccounts aggregated $2,671,247, $1,060,755, $37,175, $1,425,256,
$142,215 and $184,466 respectively, for the year ended December 31, 1999.

As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each annuity contract prior to the contract's date of maturity. This cost-based charge is deducted from the Subaccount holding the assets of the participant or on a pro-rata basis from two or more Sub-accounts in relation to their values under the contract. Upon a full surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. Phoenix received $383,477 for administrative services provided for the year ended December 31, 1999.

Phoenix also charges each Subaccount the daily equivalent of 0.125% on an annual basis of the current value of the Subaccount's net assets to cover its variable costs of administration, such as printing and distribution of participant mailings. The variable costs of administrative services provided by Phoenix for the Templeton Stock, Templeton International, Templeton Developing Markets, Templeton Asset Allocation, Templeton Bond and Phoenix-Goodwin Money Market Subaccounts aggregated $267,418, $106,193, $3,722, $142,682, $14,237 and $18,466
respectively, for the year ended December 31, 1999.

Franklin Templeton Funds Distributors, Inc. is the principal underwriter and distributor for the Templeton subaccounts of the Account. Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and W.S. Griffith and Company, Inc ("WSG") is the distributor for the Phoenix-Goodwin Money Market Subaccount. Phoenix reimburses Franklin Templeton Funds Distributors , Inc and PEPCO for expenses incurred as underwriter. On surrender of a contract, surrender charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. The surrender charges deducted and paid to Phoenix were $961,505 for the year ended December 31, 1999.

Templeton Investment Counsel, Inc. (TICI) serves as investment manager of the Templeton Stock, International, and Asset Allocation Funds; Templeton Global Bond Manager, a division of TICI, serves as investment manager of the Templeton Bond ; Templeton Asset Management Ltd., an independent wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"), serves as investment manager of the Templeton Developing Markets Fund; and Phoenix Investment Counsel, Inc. ("PIC") is the investment advisor to the Phoenix-Goodwin Money Market Series. The investment managers furnish the Funds with investment research and advice and supervise the investment programs for the Funds in accordance with each Series' investment objective, policies and restrictions. Templeton Stock, International, Asset Allocation and Bond Funds each pay a monthly investment management fee, equal on an annual basis, to 0.50% of the average daily net assets up to $200 million, 0.45% of such net assets from $200 million up to $1.3 billion and 0.40% of such net assets in excess of $1.3 billion. Templeton Developing Markets Fund pays a monthly investment management fee equal on an annual basis to 1.25% of its daily net assets. Phoenix-Goodwin Money Market Series pays a monthly investment management fee equal on annual basis to 0.40% of its

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements (continued)


-----------------------------------------------------------------------------

4.  INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS (CONTINUED)

average daily net assets up to $250 million, 0.35% of such net assets from $250 million up to $500 million and 0.30% of such net assets in excess of $500 million.

Each Fund pays the business manager, Templeton Fund Annuity Company (TFAC), a monthly fee equivalent on annual basis to 0.15% of the combined average daily net assets of the Funds, reduced to 0.135% of such assets in excess of $200 million, 0.10% of such assets in excess of $700 million, and 0.075% of such assets in excess of $1.2 billion. TFAC provides certain administrative facilities and services for the Funds.

5.  DISTRIBUTION OF NET INCOME

The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

6.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Templeton Asset Allocation, Templeton Bond, Templeton Developing Markets, Templeton International, Templeton Stock and Phoenix Money Market (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Report of Independent Accountants ........................................B-24

Consolidated Balance Sheet at December 31, 1999 and 1998..................B-25

Consolidated Statement of Income, Comprehensive Income and Equity
 for the Years Ended December 31, 1999, 1998 and 1997 ....................B-26

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997 ........................................B-27

Notes to Consolidated Financial Statements ........................B-28 - B-64

[LOGO] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860)241 7000
                                                    Facsimile (860)241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


As indicated in Note 20, the Company has revised the accounting for venture capital partnerships.


/S/PricewaterhouseCoopers LLP

February 15, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                             DECEMBER 31,
                                                                                       1999               1998
                                                                                             (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                          $        1,990,169  $       1,725,439
Available-for-sale debt securities, at fair value                                     5,506,779          5,987,426
Equity securities, at fair value                                                        461,613            301,649
Mortgage loans                                                                          716,831            797,343
Real estate                                                                              92,027             91,975
Policy loans                                                                          2,042,557          2,008,259
Venture capital partnerships                                                            338,122            191,162
Other invested assets                                                                   300,474            232,131
Short-term investments                                                                  133,367            185,983
                                                                             ------------------- -----------------
Total investments                                                                    11,581,939         11,521,367

Cash and cash equivalents                                                               187,610            115,187
Accrued investment income                                                               174,894            164,812
Deferred policy acquisition costs                                                     1,306,728          1,049,934
Premiums, accounts and notes receivable                                                 119,231             61,489
Reinsurance recoverables                                                                 18,772             18,908
Property and equipment, net                                                             137,758            142,153
Goodwill and other intangible assets, net                                               593,267            477,895
Net assets of discontinued operations (Note 11)                                         187,595            283,793
Other assets                                                                             51,434             36,940
Separate account assets                                                               5,923,888          4,798,949
                                                                             ------------------  -----------------
Total assets                                                                 $       20,283,116  $      18,671,427
                                                                             ==================  =================


LIABILITIES

Policy liabilities and accruals                                              $       11,438,032  $      11,110,280
Notes payable                                                                           499,392            386,575
Deferred income taxes                                                                    86,262            116,104
Other liabilities                                                                       474,179            430,956
Separate account liabilities                                                          5,923,888          4,798,949
                                                                             ------------------- -----------------
Total liabilities                                                                    18,421,753         16,842,864
                                                                             ------------------- -----------------

Contingent liabilities (Note 18)

MINORITY INTEREST IN NET ASSETS
 OF CONSOLIDATED SUBSIDIARIES                                                           100,112             92,008
                                                                             ------------------- -----------------

EQUITY
Retained earnings                                                                     1,731,146          1,642,264
Accumulated other comprehensive income                                                   30,105             94,291
                                                                             ------------------- -----------------
Total equity                                                                          1,761,251          1,736,555

                                                                             ------------------- -----------------
Total liabilities and equity                                                 $       20,283,116  $      18,671,427
                                                                             =================== =================

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                         1999             1998             1997
                                                                                     (IN THOUSANDS)
REVENUES
Premiums                                                             $   1,134,207   $    1,154,730   $  1,076,157
Insurance and investment product fees                                      591,786          493,415        367,540
Net investment income                                                      950,344          851,603        714,367
Net realized investment gains                                               35,675           58,202        111,043
                                                                     --------------  ---------------  ------------
 Total revenues                                                          2,712,012        2,557,950      2,269,107
                                                                     --------------  ---------------  ------------

BENEFITS AND EXPENSES
Policy benefits and increase in policy liabilities                       1,352,419        1,403,166      1,201,929
Policyholder dividends                                                     360,509          351,653        343,611
Amortization of deferred policy acquisition costs                          146,603          137,663        102,617
Amortization of goodwill and other intangible assets                        37,963           23,126          9,366
Interest expense                                                            32,659           25,911         24,300
Other operating expenses                                                   520,603          428,756        367,016
                                                                     --------------  ---------------  ------------
 Total benefits and expenses                                             2,450,756        2,370,275      2,048,839
                                                                     --------------  ---------------  ------------
INCOME FROM CONTINUING OPERATIONS
 BEFORE INCOME TAXES AND MINORITY INTEREST                                 261,256          187,675        220,268
Income taxes                                                               107,881           65,046         47,241
                                                                     --------------  ---------------  ------------
INCOME FROM CONTINUING OPERATIONS
 BEFORE MINORITY INTEREST                                                  153,375          122,629        173,027

Minority interest in net income of consolidated subsidiaries                10,064           10,512         10,623
                                                                     --------------  ---------------  ------------

NET INCOME FROM CONTINUING OPERATIONS                                      143,311          112,117        162,404

DISCONTINUED OPERATIONS (NOTE 11)
Gain from operations, net of income taxes                                   17,555           25,012          7,248
Loss on disposal, net of income taxes                                      (71,984)
                                                                     --------------  ---------------  ------------
NET INCOME                                                                  88,882          137,129        169,652
                                                                     --------------  ---------------  ------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAXES
Unrealized (losses) gains on securities                                    (61,246)         (46,967)        98,287
Reclassification adjustment for net realized gains
 included in net income                                                     (1,452)         (12,980)       (30,213)
Minimum pension liability adjustment                                        (1,488)          (1,526)        (2,101)
                                                                     --------------  ---------------  ------------
 Total other comprehensive (loss) income                                   (64,186)         (61,473)        65,973
                                                                     --------------  ---------------  ------------

COMPREHENSIVE INCOME                                                        24,696           75,656        235,625
                                                                     --------------  ---------------  ------------
EQUITY, BEGINNING OF YEAR - RESTATED (NOTE 20)                           1,736,555        1,660,899      1,425,274
                                                                     --------------  ---------------  ------------
EQUITY, END OF YEAR                                                  $   1,761,251   $    1,736,555   $  1,660,899
                                                                     ==============  ==============   =============

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                                         1999          1998           1997
                                                                                   (IN THOUSANDS)
CASH FLOW FROM CONTINUING OPERATIONS ACTIVITIES
 Net income from continuing operations                               $   143,311   $    112,117   $    162,404
 Net (loss) income from discontinued operations                          (54,429)        25,012          7,248

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY CONTINUING OPERATIONS:
 Net realized investment gains                                           (35,675)       (58,202)      (111,465)
 Amortization and depreciation                                            69,367         51,076         61,876
 Equity in undistributed earnings of affiliates and partnerships        (138,215)       (44,119)       (38,588)
 Deferred income taxes (benefit)                                         (14,102)           398         25,298
 (Increase) in receivables                                               (67,688)       (23,846)       (46,178)
 Increase (decrease) in deferred policy acquisition costs                  3,493        (26,945)       (44,406)
 Increase in policy liabilities and accruals                             329,660        368,528        494,462
 Increase in other assets/other liabilities, net                          53,901         58,795         54,230
 Other, net                                                                2,752          1,660          7,752
                                                                     -----------   ------------   ------------
  Net cash provided by operating activities of continuing operations     346,804        439,462        565,385
  Net cash (used for) provided by operating activities of
discontinued operations                                                 (105,537)       104,512         88,907
                                                                     -----------   ------------   ------------

CASH FLOW FROM INVESTING ACTIVITIES OF CONTINUING OPERATIONS
 Proceeds from sales, maturities or repayments
  of available-for-sale debt securities                                 1,702,889      1,322,381      1,082,132
 Proceeds from maturities or repayments of held-to-maturity debt
  securities                                                              186,710        267,746        200,946
 Proceeds from disposals of equity securities                             163,530         45,204         51,373
 Proceeds from mortgage loan maturities or repayments                     124,864        200,419        164,213
 Proceeds from sale of real estate and other invested assets               37,952        439,917        213,224
 Proceeds from distributions of venture capital partnerships               26,730         18,550          5,650
 Proceeds from sale of subsidiaries and affiliates                         15,000         16,300
 Purchase of available-for-sale debt securities                        (1,672,705)    (2,400,058)    (1,547,855)
 Purchase of held-to-maturity debt securities                            (427,472)      (585,370)      (183,371)
 Purchase of equity securities                                           (162,391)       (85,002)       (88,573)
 Purchase of subsidiaries                                                (187,621)        (6,647)      (246,400)
 Purchase of mortgage loans                                               (25,268)       (75,974)      (140,831)
 Purchase of real estate and other invested assets                        (71,407)      (134,224)       (50,599)
 Purchase of venture capital partnerships                                (108,461)       (67,200)       (39,994)
 Change in short term investments, net                                     52,616        855,117         23,135
 Increase in policy loans                                                 (34,298)       (21,532)       (59,699)
 Capital expenditures                                                     (20,505)       (25,052)       (44,380)
 Other investing activities, net                                            1,697         (6,540         (1,750)
                                                                    ------------- -------------- --------------
  Net cash used for investing activities of continuing operations        (398,140)      (241,965)      (662,779)
  Net cash provided by (used for) investing activities of
discontinued
   operations                                                             157,267       (101,532)       (93,239)
                                                                    ------------- -------------- --------------
CASH FLOW FROM FINANCING ACTIVITIES OF CONTINUING OPERATIONS
 Withdrawals of contractholder deposit funds,
  net of deposits and interest credited                                    (1,908)       (11,124)       (17,902)
 Proceeds from repayment of securities sold
  subject to repurchase agreements                                         28,398       (137,473)       137,473
 Proceeds from borrowings                                                 124,500            136        215,359
 Repayment of borrowings                                                  (11,683)       (55,589)      (243,293)
 Dividends paid to minority shareholders in consolidated                   (4,240)        (4,938)        (6,895)
 Other financing activities                                                  (361)        (5,664)        (1,250)
                                                                     ------------- -------------- --------------
  Net cash provided by (used for) financing activities of continuing
   operations                                                             134,706       (214,652)        83,492
  Net cash (used for) provided by financing activities of discontinued
   operations                                                             (62,677)        (7,739)         4,489
                                                                     ------------- -------------- --------------
NET CHANGE IN CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS           83,370        (17,155)       (13,902)
NET CHANGE IN CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS        (10,947)        (4,759)           157
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                              115,187        137,101        150,846
                                                                     ------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR                               $    187,610  $    115,187   $     137,101
                                                                     ============= ============== ==============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net                                             $   106,372   $     44,508   $     76,167
  Interest paid on indebtedness                                      $    34,791   $     32,834   $     32,300

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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1.  DESCRIPTION OF BUSINESS

    Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) market a wide range of insurance and investment products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory and mutual fund distribution services. These products and services are distributed among three reportable segments: Individual, Investment Management and Corporate & Other. See Note 10 - "Segment Information."

    Additionally, in 1999, Phoenix discontinued the operations of four of its business units: the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management
    Operations and the Group Insurance Operations. See Note 11 -
    "Discontinued Operations."


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity basis.

    These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Amounts for 1998 and 1997 have been retroactively restated to account for income from venture capital partnership investments and leveraged lease investments. See Note 20 - "Prior Period Adjustments" for venture capital investment and leveraged lease investment information. Certain reclassifications have been made to the 1998 and 1997 amounts to conform with the 1999 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
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    For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

    Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

    Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

    Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are generally valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. Some general partners will discount the fair value of private investments held to reflect these restrictions. These valuations subject the earnings to volatility. Beginning in 1999, Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Prior to 1999, these amounts were not recorded. Prior years have been restated to reflect this change. See Note 20
    - "Prior Period Adjustments" for additional information on venture capital partnership investments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
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    Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

    Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and deferred policy acquisition costs.

    FINANCIAL INSTRUMENTS

    In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt, investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

    Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cashflows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and no payment of principal is made by either party. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

    Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

    Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements is recognized in net investment income. To reduce counterparty credit risks and

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
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--------------------------------------------------------------------------------

    diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

    For universal life insurance policies, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over their estimated lives. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and

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    investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

    Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    POLICYHOLDERS' DIVIDENDS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

    INCOME TAXES

    Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for 1999 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In June, 1999, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133". Because of the complexities associated with transactions involving derivative instruments and their prevalent use as hedging instruments and, because of the difficulties associated with the implementation of Statement 133, the effective date of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" was delayed until fiscal years beginning after June 15, 2000. SFAS No. 133, initially issued on June 15, 1998, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, the type of hedge transaction. For fair-value hedge transactions in which Phoenix is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instrument will generally be offset in the income statement by changes in the hedged item's fair value. For cash-flow hedge transactions, in which Phoenix is hedging the variability of cashflows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified as earnings in the period in which earnings are impacted by the variability of the cash flows of the hedged item. The ineffective portion of all hedges will be recognized in current period earnings.

    Phoenix has not yet determined the impact that the adoption of SFAS 133 will have on its earnings or statement of financial position.

    Phoenix adopted SFAS No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

    In 1998, Phoenix adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement supersedes SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise," replacing the " industry segment" approach with the "management" approach. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of Phoenix's reportable segments. The adoption of this statement did not affect the results of operations or financial position but did affect the disclosure of segment information.

    In 1998, Phoenix adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which amends SFAS No. 87, " Employers' Accounting for Pensions," SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits," and SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions". The new statement revises and standardizes

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    employers' disclosures about pension and other postretirement benefit plans. Adoption of this statement did not affect the results of operations or financial position of Phoenix.

    On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

    On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material impact on Phoenix's results from operations or financial position.

    On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expenses as incurred. The adoption of SOP 98-5 did not have a material impact on Phoenix's results from operations or financial position.

3.  SIGNIFICANT TRANSACTIONS

    DISCONTINUED OPERATIONS

    During 1999, Phoenix discontinued the operations of four of its business units; the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial impact of these transactions are contained in Note 11 - "Discontinued Operations."

    PFG HOLDINGS, INC.

    On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition Phoenix has an option to purchase all the outstanding common stock during year six at a value to 80% of the appraised value of the common stock at that time. As of the statement date this option had not been executed. Since the investment represents a majority interest Phoenix has consolidated this entity for GAAP as if the preferred stock had been converted and established a minority interest for outside shareholders. The transaction resulted in goodwill of $3.8 million to be amortized over 10 years.

    PFG Holdings was formed to purchase three of The Guarantee Life Companies' operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

    AGL Life Assurance Company must maintain at least $10 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing at the purchase date of $11 million to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    EMPRENDIMIENTO COMPARTIDO, S.A., (EMCO)

    At January 1, 1999 PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased
    13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five year covenant not-to-compete. Payment for the stock will be made in three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to interest of 7.06%. The covenant was paid at the time of closing.

    In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

    On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

    After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million which is being amortized over five years and goodwill of $12.0 million which is being amortized over ten years.

    PHOENIX NEW ENGLAND TRUST

    On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold the New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

    LOMBARD INTERNATIONAL ASSURANCE, S.A.

    On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A., a Pan-European financial services company, for $29.1 million in cash. Lombard provides investment-linked insurance products to high-net-worth individuals in eight European countries. This investment is classified as equity securities in the Consolidated Balance Sheet.

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    PHOENIX INVESTMENT PARTNERS, LTD.

    On March 1, 1999, Phoenix Investment Partners completed its acquisition of the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, Phoenix Investment Partners paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The Zweig Group managed approximately $3.3 billion of assets as of December 31,1999.

    On December 3, 1998, Phoenix Investment Partners completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. Phoenix Investment Partners received $37.0 million in cash and a $10.0 million three-year interest bearing note. The transaction resulted in a before-tax gain of approximately $17.5 million. Phoenix's interest represents an after-tax realized gain of approximately $6.8 million.

    Phoenix owns approximately 60% of the outstanding Phoenix Investment Partners' common stock. In addition, Phoenix owns 45% of Phoenix Investment Partners' convertible subordinated debentures.

    ABERDEEN ASSET MANAGEMENT PLC

    On February 18, 1999, PM Holdings purchased an additional 15.1 million shares of the common stock of Aberdeen Asset Management for $29.4 million.

    As of December 31, 1999, PM Holdings owned 21% of the outstanding common stock of Aberdeen Asset Management, a Scottish asset management firm. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

    DIVIDEND SCALE REDUCTION

    In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October of 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

    REAL ESTATE SALES

    On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 1999, Phoenix had 3 commercial real estate properties remaining with a carrying value of $42.9 million and 5 joint venture real estate partnerships with a carrying value of $49.1 million.

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4.  INVESTMENTS

    Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                          GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED          FAIR
                                                          COST            GAINS          LOSSES           VALUE
                                                                             (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds            $       27,595    $        416    $     (1,033)  $      26,978
    Foreign government bonds                                  3,032                            (796)          2,236
    Corporate securities                                  1,776,174          12,945         (95,707)      1,693,412
    Mortgage-backed and asset-backed
     securities                                             285,387           1,361         (19,166)        267,582
                                                     ---------------  --------------  --------------  --------------

     Total held-to-maturity securities                    2,092,188          14,722        (116,702)      1,990,208
     Less: held-to-maturity securities of
      discontinued operations                               102,019             736          (5,835)         96,920
                                                     ---------------  --------------  --------------  --------------
     Total held-to-maturity securities of
      continuing operations                               1,990,169          13,986        (110,867)      1,893,288
                                                     ---------------  --------------  --------------  --------------
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        283,697           1,955          (6,537)        279,115
    State and political subdivision bonds                   495,860           4,765         (21,751)        478,874
    Foreign government bonds                                273,868          23,700          (3,990)        293,578
    Corporate securities                                  2,353,228          18,578        (102,773)      2,269,033
    Mortgage-backed and asset-backed
     securities                                           2,977,136          17,916        (103,264)      2,891,788
                                                     ---------------  --------------  --------------  --------------

     Total available-for-sale securities                  6,383,789          66,914        (238,315)      6,212,388
     Less: available-for-sale securities of
      discontinued operations                               725,077           7,600         (27,068)        705,609
                                                     ---------------  --------------  --------------  --------------
     Total available-for-sale securities of
      continuing operations                               5,658,712          59,314        (211,247)      5,506,779
                                                     ---------------  --------------  --------------  --------------

     TOTAL DEBT SECURITIES OF CONTINUING
     OPERATIONS                                      $    7,648,881   $      73,300    $   (322,114)  $   7,400,067
                                                     ==============   ==============   =============  =============
    EQUITY SECURITIES                                $      311,100   $     176,593    $    (24,211)  $     463,482
     Less: equity securities of discontinued
      operations                                              1,869                                           1,869
                                                     ---------------  --------------  --------------  --------------
     TOTAL EQUITY SECURITIES OF CONTINUING
      OPERATIONS                                     $      309,231   $     176,593    $    (24,211)  $     461,613
                                                     ==============   ==============   =============  =============

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    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1998 were as follows:

                                                                           GROSS          GROSS
                                                         AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                                           COST            GAINS         LOSSES           VALUE
                                                                              (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds              $       10,562   $        643   $        (78)  $      11,127
    Foreign government bonds                                    3,036                          (743)          2,293
    Corporate securities                                    1,695,789         98,896        (13,823)      1,780,862
    Mortgage-backed and asset-backed
     securities                                               172,300          6,201            (12)        178,489
                                                       --------------- -------------- --------------  --------------

      Total held-to-maturity securities                     1,881,687        105,740        (14,656)      1,972,771
      Less: held-to-maturity securities of
       discontinued operations                                156,248          8,776         (1,216)        163,808
                                                       --------------- -------------- --------------  --------------
      Total held-to-maturity securities of
       continuing operations                                1,725,439         96,964        (13,440)      1,808,963
                                                       --------------- -------------- --------------  --------------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                          497,089         34,454           (422)        531,121
    State and political subdivision bonds                     529,977         43,622           (104)        573,495
    Foreign government bonds                                  293,968         28,814        (18,691)        304,091
    Corporate securities                                    1,993,720        110,525        (36,656)      2,067,589
    Mortgage-backed and asset-backed
     securities                                             3,121,690        110,172        (14,618)      3,217,244
                                                       --------------- -------------- --------------  --------------

      Total available-for-sale securities                   6,436,444        327,587        (70,491)      6,693,540
      Less: available-for-sale securities of
       discontinued operations                                678,992         34,558         (7,436)        706,114
                                                       --------------- -------------- --------------  --------------
      Total available-for-sale securities of
       continuing operations                                5,757,452        293,029        (63,055)      5,987,426
                                                       --------------- -------------- --------------  --------------

      TOTAL DEBT SECURITIES OF CONTINUING
       OPERATIONS                                         $ 7,482,891  $     389,993   $    (76,495)  $   7,796,389
                                                       ==============  =============   ============   =============

    EQUITY SECURITIES                                  $      223,915  $     102,018   $    (21,388)  $     304,545
      Less: equity securities of discontinued
       operations                                               2,896                                         2,896
                                                       --------------- -------------- --------------  --------------
      TOTAL EQUITY SECURITIES OF CONTINUING
       OPERATIONS                                      $      221,019  $     102,018   $    (21,388)  $     301,649
                                                       ==============  =============   ============   =============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $19.6 million and $59.1 million, for the years ended December 31, 1999, 1998 and 1997, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. The related realized losses, net of the sales, were $0.2 million, $0.8 million and $10.1 million in 1999, 1998 and 1997, respectively.

    The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 1999 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                          HELD-TO-MATURITY                AVAILABLE-FOR-SALE
                                                     AMORTIZED          FAIR           AMORTIZED          FAIR
                                                        COST           VALUE             COST             VALUE
                                                                            (IN THOUSANDS)

    Due in one year or less                        $      118,171  $      116,992    $       43,180    $     43,483
    Due after one year through five years                 583,115         564,215           534,417         532,676
    Due after five years through ten years                587,568         566,505         1,146,805       1,104,661
    Due after ten years                                   517,946         474,913         1,682,250       1,639,771
    Mortgage-backed and
     asset-backed securities                              285,388         267,583         2,977,137       2,891,797
                                                   --------------- ---------------  ----------------  --------------

    Total                                          $    2,092,188  $    1,990,208    $    6,383,789    $  6,212,388
    Less: securities of discontinued
     operations                                           102,019          96,920           725,077         705,609
                                                   --------------- ---------------  ----------------  --------------
    Total securities of continuing                 $    1,990,169  $    1,893,288    $    5,658,712    $  5,506,779
     operations                                    =============== ===============  ================  ==============



    Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                         DECEMBER 31,
                                                                                 1999                 1998
                                                                                        (IN THOUSANDS)

    Planned amortization class                                              $      168,027     $            433,668
    Asset-backed                                                                   956,892                  910,594
    Mezzanine                                                                      194,849                  280,162
    Commercial                                                                     735,238                  641,485
    Sequential pay                                                               1,039,001                  982,576
    Pass through                                                                    77,154                  119,065
    Other                                                                            6,014                   21,994
                                                                            ---------------    ---------------------

    Total mortgage-backed and asset-backed securities                       $    3,177,175     $          3,389,544
                                                                            ===============    =====================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    MORTGAGE LOANS AND REAL ESTATE

    Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

    Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                             MORTGAGE LOANS                              REAL ESTATE
                                              DECEMBER 31,                               DECEMBER 31,
                                        1999                 1998                 1999                 1998
                                             (IN THOUSANDS)                             (IN THOUSANDS)
    PROPERTY TYPE:
    Office buildings             $         183,912      $        221,244     $         30,545    $         38,343
    Retail                                 208,606               203,927               14,111              36,858
    Apartment buildings                    252,947               261,894               41,744              21,553
    Industrial buildings                    82,699               121,789                                    1,600
    Other                                    2,950                19,089                8,859                  32
    Valuation allowances                   (14,283)              (30,600)              (3,232)             (6,411)
                                 ------------------    ------------------   ------------------  ------------------
    Total                        $         716,831      $        797,343     $         92,027    $         91,975
                                 ==================    ==================   ==================  =================

    GEOGRAPHIC REGION:
    Northeast                    $         149,336      $        169,368     $         59,582    $         47,709
    Southeast                              198,604               213,916                   32                  32
    North central                          164,150               176,683                  744              11,453
    South central                          105,062                98,956               21,232              22,649
    West                                   113,962               169,020               13,669              16,543
    Valuation allowances                   (14,283)              (30,600)              (3,232)             (6,411)
                                 ------------------    ------------------   ------------------  ------------------
    Total                        $         716,831      $        797,343     $         92,027    $         91,975
                                 ==================    ==================   ==================  ==================

    At December 31, 1999, scheduled mortgage loan maturities were as follows:
    2000 - $92 million; 2001 - $87 million; 2002 - $32 million; 2003 - $109 million; 2004 - $38 million; 2005 - $35 million, and $338 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $2.3 million of its mortgage loans during 1999 and 1998, respectively, based on terms which differed from those granted to new borrowers.

    The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 1998 is $6.0 million and $17.2 million, respectively. There are valuation allowances of $5.4 million and $14.7 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                    BALANCE AT                                                      BALANCE AT
                                    JANUARY 1,            ADDITIONS           DEDUCTIONS           DECEMBER 31,
                                                                  (IN THOUSANDS)
    1999
    Mortgage loans               $         30,600     $          9,697    $         (26,014)    $          14,283
    Real estate                             6,411                  183               (3,362)                3,232
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         37,011     $          9,880    $         (29,376)    $          17,515
                                 ==================   ==================  ===================   ===================

    1998
    Mortgage loans               $         35,800     $         50,603    $         (55,803)    $          30,600
    Real estate                            28,501                5,108              (27,198)                6,411
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         64,301     $         55,711    $         (83,001)    $          37,011
                                 ==================   ==================  ===================   ===================

    1997
    Mortgage loans               $         48,399     $          6,731    $         (19,330)    $          35,800
    Real estate                            47,509                4,201              (23,209)               28,501
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         95,908     $         10,932    $         (42,539)    $          64,301
                                 ==================   ==================  ===================   ===================

    NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

    The net carrying values of non-income producing mortgage loans were $0.0 million and $15.6 million at December 31, 1999 and 1998, respectively. The net carrying value of non-income producing bonds were $0.0 million and $22.3 at December 31, 1999 and 1998, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    DERIVATIVE INSTRUMENTS

    Derivative instruments at December 31, are summarized below:

                                                               1999                            1998
                                                                         ($ IN THOUSANDS)

    Swaptions:
      Notional amount                                $             1,600,000
      Weighted average strike rate                                     5.02%
      Index rate (1)                                              10 Yr. CMS
      Fair value                                     $               (8,200)

    Interest rate floors:
      Notional amount                                $             1,210,000             $        570,000
      Weighted average strike rate                                     4.57%                        4.59%
      Index rate (1)                                        2-10 Yr. CMT/CMS                 5-10 Yr. CMT
      Fair value                                     $               (7,542)             $          1,423

    Interest rate swaps:
      Notional amount                                $               474,037             $        424,573
      Weighted average received rate                                   6.33%                        6.27%
      Weighted average paid rate                                       6.09%                        5.82%
      Fair value                                     $                 1,476             $         10,989

    Foreign currency swaps:
      Notional amount                                $                 8,074
      Weighted average received rate                                  12.04%
      Weighted average paid rate                                      10.00%
      Fair value                                     $                   213

    Interest rate caps:
      Notional amount                                $                50,000             $         50,000
      Weighted average strike rate                                     7.95%                        7.95%
      Index rate (1)                                              10 Yr. CMT                   10 Yr. CMT
      Fair value                                     $                   842             $           (96)

    (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

    The increase in net investment income related to interest rate swap contracts was $1.0 million and $2.1 million for the years ended December 31, 1999 and 1998, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $2.3 million and $0.2 million for the years ended December 31, 1999 and 1998, respectively, representing quarterly premium payments on these instruments which are being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of the Phoenix does not expect counterparties to fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

    Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

    VENTURE CAPITAL PARTNERSHIPS

    Phoenix invests in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

    Phoenix records its equity in the earnings of the partnerships in net investment income.

    The components of net investment income due to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          1998          1997
                                                                                       (IN THOUSANDS)

    Operating losses                                                       $   (8,921)  $     (2,746)  $   (2,131)
    Realized gains on cash and stock distributions                             84,725         23,360       31,336
    Unrealized gains on investments held in the partnerships                   64,091         19,009        4,531
                                                                           -----------  ------------  -----------
    Total venture capital partnership net investment income                $  139,895   $     39,623   $   33,736
                                                                           ===========  ============  ===========

    OTHER INVESTED ASSETS

    Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:

                                                                                        DECEMBER 31,
                                                                                 1999                  1998
                                                                                       (IN THOUSANDS)

    Transportation and equipment leases                                   $           82,063     $          80,953
    Affordable housing partnerships                                                   22,247                10,854
    Investment in Aberdeen Asset Management                                           99,074                72,257
    Investment in EMCO of Argentina                                                   13,423                10,681
    Investment in other affiliates                                                    12,389                12,706
    Seed money in separate accounts                                                   33,279                26,587
    Other partnership interests                                                       41,953                22,697
                                                                          -------------------   -------------------

    Total other invested assets                                           $          304,428     $         236,735
    Less: other invested assets of discontinued operations                             3,954                 4,604
                                                                          -------------------   -------------------
    Total other invested assets of continuing operations                  $          300,474     $         232,131
                                                                          ===================   ===================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                                          1999           1998           1997
                                                                                    (IN THOUSANDS)

    Debt securities                                                   $    641,076     $  598,892    $   509,702
    Equity securities                                                        8,272          6,469          4,277
    Mortgage loans                                                          66,285         83,101         85,662
    Policy loans                                                           148,998        146,477        122,562
    Real estate                                                              9,716         38,338         18,939
    Leveraged leases                                                         2,202          2,746          2,692
    Venture capital partnerships                                           139,895         39,623         33,736
    Other invested assets                                                    2,544          1,750          2,160
    Short-term investments                                                  22,543         23,825         18,768
                                                                      -------------   ------------  -------------

    Sub-total                                                            1,041,531        941,221        798,498
    Less investment expenses                                                23,505         23,328         22,621
                                                                      -------------   ------------  -------------

    Net investment income                                             $  1,018,026     $  917,893    $   775,877
    Less: net investment income of discontinued operations                  67,682         66,290         61,510
                                                                      -------------   ------------  -------------
    Total net investment income of continuing operations              $    950,344     $  851,603    $   714,367
                                                                      =============   ============  =============

    Investment income of $2.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1999. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

    The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $40.8 million at December 31, 1999 and 1998, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $4.9 million and $5.3 million in 1999, 1998 and 1997, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $4.0 million and $3.8 million in 1999, 1998 and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INVESTMENT GAINS AND LOSSES

    Net unrealized gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                            1999                  1998                1997
                                                                            (IN THOUSANDS)

    Debt securities                                   $        (428,497)   $         (7,040)    $        112,194
    Equity securities                                            71,752             (91,880)              74,547
    Deferred policy acquisition costs                           260,287               6,694              (80,603)
    Deferred income taxes                                       (33,760)            (32,279)              38,064
                                                      ------------------   -----------------    -----------------

    Net unrealized investment (losses) gains
      on securities available-for-sale                $         (62,698)   $        (59,947)    $         68,074
                                                      ==================   =================    =================

    Realized investment gains and losses for the year ended December 31, were as follows:

                                                                          1999           1998            1997
                                                                                     (IN THOUSANDS)

    Debt securities                                                    $   (20,416)  $     (4,295)    $    19,315
    Equity securities                                                       16,648         11,939          26,290
    Mortgage loans                                                          18,534         (6,895)          3,805
    Real estate                                                              2,915         67,522          44,668
    Other invested assets                                                   18,432         (4,709)         17,387
                                                                       ------------   ------------    ------------

    Net realized investment gains                                           36,113         63,562         111,465
    Less realized from discontinued operations                                 438          5,360             422
                                                                       ------------   ------------    ------------
    Net realized investment gains from continuing
     operations                                                        $    35,675    $    58,202     $   111,043
                                                                       ============   ============    ============

    The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                         1999                   1998                  1997
                                                                          (IN THOUSANDS)

    Proceeds from disposals                        $     1,106,929        $       912,696       $       821,339
    Gross gains on sales                           $        21,808        $        17,442       $        27,954
    Gross losses on sales                          $        39,122        $        33,641       $         5,309

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill and other intangible assets were as follows:

                                                                                          DECEMBER 31,
                                                                                     1999              1998
                                                                                         (IN THOUSANDS)
    Phoenix Investment Partners gross amounts:
      Goodwill                                                                   $     384,576      $    321,793
      Investment management contracts                                                  235,976           169,006
      Non-compete covenant                                                               5,000             5,000
      Other                                                                             10,894               472
                                                                                 --------------    --------------
    Totals                                                                             636,446           496,271
                                                                                 --------------    --------------

    Other gross amounts:
      Goodwill                                                                          32,554            16,631
      Intangible asset related to pension plan benefits                                 11,739            16,229
      Other                                                                              1,206               693
                                                                                 --------------    --------------
    Totals                                                                              45,499            33,553
                                                                                 --------------    --------------

    Total gross goodwill and other intangible assets                                   681,945           529,824

    Accumulated amortization - Phoenix Investment Partners                             (79,912)          (49,615)
    Accumulated amortization - other                                                    (8,766)           (2,314)
                                                                                 --------------    --------------

    Total net goodwill and other intangible assets                               $     593,267      $    477,895
                                                                                 ==============    ==============

6.  NOTES PAYABLE

                                                                               DECEMBER 31,
                                                                  1999                             1998
                                                                              (IN THOUSANDS)

    Short-term debt                                          $         21,598                 $         1,938
    Bank borrowings                                                   260,284                         168,278
    Notes payable                                                       1,146
    Subordinated debentures                                            41,364                          41,359
    Surplus notes                                                     175,000                         175,000
                                                             -----------------               -----------------

    Total notes payable                                      $       499,392                  $       386,575
                                                             =================               ================

    Phoenix has various lines of credit established with major commercial banks. As of December 31, 1999, Phoenix had outstanding balances totaling $436.7 million. The total unused credit was $369.0 million. Interest rates ranged from 5.26% to 7.48% in 1999.

    Maturities of other indebtedness are as follows: 2000 - $21.6 million; 2001
    - $26.0 million; 2002 $200.0 million; 2003 - $0.0 million; 2004 - $35.0 million; 2005 and thereafter - $216.8 million.

    Interest expense was $32.7 million, $25.9 million and $24.3 million for the years ended December 31, 1999, 1998 and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  INCOME TAXES

    A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1999                   1998                  1997
                                                                          (IN THOUSANDS)

    Income taxes
      Current                                     $        121,448       $         61,889      $         39,583
      Deferred                                             (13,567)                 3,157                 7,658
                                                  ------------------     ------------------    ------------------

    Total                                         $        107,881       $         65,046      $         47,241
                                                  ==================     ==================    ==================


    The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                  1999                   1998                   1997
                                                               %                      %                      %
    Income tax expense at statutory
     rate                                     $     91,440       35  $     65,685       35  $     77,095       35
    Dividend received deduction and
     tax-exempt interest                            (3,034)      (1)       (3,273)      (2)       (1,684)      (1)
    Other, net                                       7,922        3         2,634        2       (15,059)      (7)
                                              ------------- -------- ------------- -------- ------------- ---------
                                                    96,328       37        65,046       35        60,352       27

    Differential earnings (equity tax)              11,553        4                              (13,111)      (6)
                                              ------------- -------- ------------- -------- ------------- ---------

    Income taxes                              $    107,881       41  $     65,046       35  $     47,241       21
                                              ============= ======== ============= ======== ============= =========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                             1999                      1998
                                                                                     (IN THOUSANDS)
    Deferred policy acquisition costs                                   $      282,725             $     294,917
    Unearned premium/deferred revenue                                         (135,124)                 (139,346)
    Impairment reserves                                                        (15,556)                  (23,111)
    Pension and other postretirement benefits                                  (68,902)                  (57,720)
    Investments                                                                177,204                   122,032
    Future policyholder benefits                                              (181,205)                 (151,168)
    Other                                                                        4,683                    31,595
                                                                        --------------             --------------
                                                                                63,825                    77,199
    Net unrealized investment gains                                             26,587                    42,254
    Minimum pension liability                                                   (4,150)                   (3,349)
                                                                        ---------------            --------------

    Deferred income tax liability, net                                  $      86,262              $     116,104
                                                                        ===============            ==============

    Gross deferred income tax assets totaled $405 million and $375 million at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $491 million and $491 million at December 31, 1999 and 1998, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 1998 will be realized.

8.  PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

    PENSION PLANS

    Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

    Components of net periodic pension cost for the years ended December 31, were as follows:

                                                            1999                 1998                 1997
                                                                            (IN THOUSANDS)

    Components of net periodic benefit cost
      Service cost                                     $        11,887        $     11,046        $      10,278
      Interest cost                                             24,716              22,958               22,650
      Curtailments                                              21,604
      Expected return on plan assets                           (28,544)            (25,083)             (22,055)
      Amortization of net transition asset                      (2,369)             (2,369)              (2,369)
      Amortization of prior service cost                         1,795               1,795                1,795
      Amortization of net (gain) loss                           (2,709)             (1,247)                  25
                                                       ----------------     ---------------      ---------------
      Net periodic benefit cost                        $        26,380        $      7,100        $      10,324
                                                       ================     ===============      ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    In 1999, Phoenix offered a special retirement program under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 320 eligible employees, 146 accepted the special retirement program. As a result of the special retirement program, Phoenix recorded an additional pension expense of $21.6 million for the year ended December 31, 1999.

    The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                                1999                 1998
                                                                                      (IN THOUSANDS)
    Change in projected benefit obligation
      Projected benefit obligation at beginning of year                   $      353,462        $      335,436
      Service cost                                                                11,887                11,046
      Interest cost                                                               24,716                22,958
      Plan amendments                                                             23,871
      Curtailments                                                                (6,380)
      Actuarial loss                                                              (4,887)                1,958
      Benefit payments                                                           (19,841)              (17,936)
                                                                          ---------------      ----------------
      Benefit obligation at end of year                                   $      382,828        $      353,462
                                                                          ---------------      ----------------

    Change in plan assets
      Fair value of plan assets at beginning of year                      $      364,819        $      321,555
      Actual return on plan assets                                                78,951                58,225
      Employer contributions                                                       3,883                 2,975
      Benefit payments                                                           (19,841)              (17,936)
                                                                          ---------------      ----------------
      Fair value of plan assets at end of year                            $      427,812        $      364,819
                                                                          ---------------      ----------------

      Funded status of the plan                                           $       44,984        $       11,357
      Unrecognized net transition asset                                          (11,847)              (14,217)
      Unrecognized prior service cost                                             11,705                16,185
      Unrecognized net gain                                                     (129,936)              (75,921)
                                                                          ---------------      ----------------
      Net amount recognized                                               $      (85,094)      $       (62,596)
                                                                          ===============      ================

    Amounts recognized in the Consolidated Balance Sheet consist of:

      Accrued benefit liability                                           $     (108,690)      $       (88,391)
      Intangible asset                                                            11,739                16,229
      Accumulated other comprehensive income                                      11,857                 9,566
                                                                          ---------------      ----------------
                                                                          $      (85,094)      $       (62,596)
                                                                          ===============      ================

    At December 31, 1999 and 1998, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $57.2 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 1998 related to this plan were $60.1 million and $48.4 million, respectively, and are included in other liabilities.

    Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.2 million, net of income taxes, at December 31, 1999 and 1998, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $16.2 million as of December 31, 1999 and 1998 related to the non-qualified plan.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% and 7.0% for 1999 and 1998, respectively. The discount rate assumption for 1999 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% and 4.0% for 1999 and 1998, respectively. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 1998.

    The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

    Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1999, 1998 and 1997 were $4.0 million, $4.1 million and $3.8 million, respectively.

    OTHER POSTRETIREMENT BENEFIT PLANS

    In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

    The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                           1999                  1998                  1997
                                                                            (IN THOUSANDS)

    Components of net periodic benefit cost
      Service cost                                     $       3,313          $      3,436          $      3,136
      Interest cost                                            4,559                 4,572                 4,441
      Curtailments                                             5,456
      Amortization of net gain                                (1,493)               (1,232)               (1,527)
                                                       --------------        --------------        --------------
      Net periodic benefit cost                        $      11,835          $      6,776          $      6,050
                                                       ==============        ==============        ==============

    As a result of the special retirement program, Phoenix recorded an additional postretirement benefit expense of $5.5 million for the year ended December 31, 1999.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                      DECEMBER 31,

                                                                               1999                  1998
                                                                                     (IN THOUSANDS)

    Change in projected postretirement benefit obligation
      Projected benefit obligation at beginning of year                   $        70,943       $       66,618
      Service cost                                                                  3,313                3,436
      Interest cost                                                                 4,559                4,572
      Plan Amendments                                                               5,785
      Curtailments                                                                   (328)
      Actuarial (gain) loss                                                        (8,622)                 397
      Benefit payments                                                             (4,459)              (4,080)
                                                                          ----------------     ----------------
      Projected benefit obligation at end of year                                  71,191               70,943
                                                                          ----------------     ----------------

    Change in plan assets
      Employer contributions                                                        4,459                4,080
      Benefit payments                                                             (4,459)              (4,080)
                                                                          ----------------     ----------------
      Fair value of plan assets at end of year
                                                                          ----------------     ----------------

      Funded status of the plan                                                   (71,191)             (70,943)
      Unrecognized net gain                                                       (33,538)             (26,408)
                                                                          ----------------     ----------------
      Accrued benefit liability                                           $      (104,729)     $       (97,351)
                                                                          ================     ================

    The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% and 7.0% at December 31, 1999 and 1998, respectively.

    For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 8.5% in 1999 and 1998, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

    The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.3 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.1 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

    OTHER POSTEMPLOYMENT BENEFITS

    Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were $0.5 million for 1999, ($0.5) million for 1998 and $0.4 million for 1997.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.  COMPREHENSIVE INCOME

    The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:

                                                                 1999                1998              1997
                                                                               (IN THOUSANDS)

    UNREALIZED (LOSSES) GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                        $      (94,224)    $      (72,255)   $      151,210
    Income tax (benefit) expense                                    (32,978)           (25,288)           52,923
                                                             ---------------    ---------------   ---------------
    Totals                                                          (61,246)           (46,967)           98,287
                                                             ---------------    ---------------   ---------------

    RECLASSIFICATION ADJUSTMENT FOR NET GAINS
     REALIZED IN NET INCOME:
    Before-tax amount                                                (2,234)           (19,970)          (46,481)
    Income tax (benefit)                                               (782)            (6,990)          (16,268)
                                                             ---------------    ---------------   ---------------
    Totals                                                           (1,452)           (12,980)          (30,213)
                                                             ---------------    ---------------   ---------------

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                               (96,458)           (92,225)          104,729
    Income tax (benefit) expense                                    (33,760)           (32,278)           36,655
                                                             ---------------    ---------------   ---------------
    Totals                                                   $      (62,698)    $      (59,947)   $      68,074
                                                             ===============    ===============   ===============

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Before-tax amount                                        $       (2,289)    $       (2,347)   $       (3,232)
    Income tax (benefit)                                               (801)              (821)           (1,131)
                                                             ---------------    ---------------   ---------------
    Totals                                                   $       (1,488)    $       (1,526)   $       (2,101)
                                                             ===============    ===============   ===============

    The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                                 1999              1998              1997
                                                                              (IN THOUSANDS)
     NET UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE:
     Balance, beginning of year                             $      100,510     $     160,457     $      92,383
     Change during period                                          (62,698)          (59,947)           68,074
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                           37,812           100,510           160,457
                                                            ---------------   ---------------   ---------------

     MINIMUM PENSION LIABILITY ADJUSTMENT:
     Balance, beginning of year                                     (6,219)           (4,693)           (2,592)
     Change during period                                           (1,488)           (1,526)           (2,101)
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                           (7,707)           (6,219)           (4,693)
                                                            ---------------   ---------------   ---------------

     ACCUMULATED OTHER COMPREHENSIVE INCOME:
     Balance, beginning of year                                     94,291           155,764            89,791
     Change during period                                          (64,186)          (61,473)           65,973
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                   $       30,105     $      94,291     $     155,764
                                                            ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. SEGMENT INFORMATION

    Phoenix offers a wide range of financial products and services. These businesses have been grouped into three reportable segments.

    The Individual segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

    The Investment Management segment includes retail and institutional mutual fund management and distribution including open-end funds, closed-end funds and wrap accounts.

    Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131. They include venture capital investments, international operations, trust operations and other investments.

    The majority of Phoenix's revenue is derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

    The accounting policies of the segments are the same as those described in
    Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items. Phoenix does not include certain nonrecurring items to the segments. They are reported as unallocated items and include expenses associated with various lawsuits and legal disputes, postretirement medical expenses associated with an early retirement program and realized gains associated with the sales of subsidiaries. See Note 8 - " Pension and Other Postretirement and Postemployment Benefit Plans."

    Included in the following tables is certain information with respect to Phoenix's operating segments as of and for each of the years ended December 31, 1999, 1998 and 1997, as well as amounts not allocated to the segments which was described previously.

                                                                                  DECEMBER 31,
                                                                     1999             1998             1997
                                                                                 (IN MILLIONS)

    TOTAL ASSETS
    Individual                                                  $     17,990.3    $    16,919.5    $    15,709.8
    Investment Management                                                747.4            591.9            647.9
    Corporate & Other                                                  1,357.8            876.2          1,124.4
    Discontinued operations                                              187.6            283.8            250.9
                                                                ---------------  ---------------  ---------------
      Total                                                           20,283.1         18,671.4         17,733.0
                                                                ===============  ===============  ===============

    DEFERRED POLICY ACQUISITION COSTS
    Individual                                                  $      1,306.7    $     1,049.9    $     1,016.3
                                                                ===============  ===============  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                       1999             1998              1997
                                                                                    (IN MILLIONS)
    PREMIUMS, INSURANCE AND INVESTMENT PRODUCT FEES

    Individual                                                    $       1,361.4   $      1,416.7    $     1,259.2
    Investment Management                                                   293.9            231.0            140.7
    Corporate & Other                                                       115.2             41.1             84.1
    Less: inter-segment revenues                                            (44.5)           (40.7)           (40.3)
                                                                  ---------------- ----------------  ---------------
      Total                                                               1,726.0          1,648.1          1,443.7
                                                                  ---------------- ----------------  ---------------

    INVESTMENT INCOME
    Individual                                                              768.2            768.5            640.3
    Investment Management                                                     6.0              2.7              3.0
    Corporate & Other                                                       176.1             80.4             71.1
                                                                  ---------------- ----------------  ---------------
      Total                                                                 950.3            851.6            714.4
                                                                  ---------------- ----------------  ---------------

    NET REALIZED INVESTMENT GAINS
    Individual                                                               15.9            (17.8)            65.7
    Corporate & Other                                                         3.9             10.5             45.3
    Gains on sale of subsidiaries                                            16.0             65.5
                                                                  ---------------- ----------------  ---------------
      Total                                                                  35.8             58.2            111.0
                                                                  ---------------- ----------------  ---------------

    POLICY BENEFITS AND DIVIDENDS
    Individual                                                            1,611.3          1,718.2          1,499.7
    Corporate & Other                                                       101.6             36.6             45.8
                                                                  ---------------- ----------------  ---------------
      Total                                                               1,712.9          1,754.8          1,545.5
                                                                  ---------------- ----------------  ---------------

    AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
    Individual                                                              146.6            137.7            102.6
                                                                  ---------------- ----------------  ---------------
      Total                                                                 146.6            137.7            102.6
                                                                  ---------------- ----------------  ---------------

    AMORTIZATION OF GOODWILL AND INTANGIBLES
    Individual                                                                4.2              0.3              0.5
    Investment Management                                                    30.3             22.0              9.1
    Corporate & Other                                                         3.5              0.8             (0.2)
                                                                  ---------------- ----------------  ---------------
      Total                                                                  38.0             23.1              9.4
                                                                  ---------------- ----------------  ---------------

    INTEREST EXPENSE
    Investment Management                                                    18.9             14.7              3.6
    Corporate & Other                                                        13.8             11.2             20.7
                                                                  ---------------- ----------------  ---------------
      Total                                                                  32.7             25.9             24.3
                                                                  ---------------- ----------------  ---------------

    OTHER OPERATING EXPENSES
    Individual                                                              289.4            268.1            234.6
    Investment Management                                                   203.5            156.1            101.9
    Corporate & Other                                                        65.0             40.7             69.2
    Unallocated amounts                                                       7.2              4.5              1.7
    Less: inter-segment expenses                                             (44.5)           (40.7)           (40.4)
                                                                  ---------------- ----------------  ---------------
      Total                                                                 520.6            428.7            367.0
                                                                  ---------------- ----------------  ---------------

    INCOME (LOSS) FROM CONTINUING OPERATIONS
     BEFORE INCOME TAXES AND MINORITY INTEREST
    Individual                                                               94.0             43.2            127.9
    Investment Management                                                    47.2             40.8             29.2
    Corporate & Other                                                       111.3             42.7             64.9
    Unallocated amounts & inter-segment eliminations                          8.8             61.0             (1.7)
                                                                  ---------------- ----------------  ---------------
      Total                                                       $         261.3   $        187.7    $       220.3
                                                                  ================ ================  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11. DISCONTINUED OPERATIONS

    During 1999, Phoenix discontinued the operations of four of its business units which in prior years had been reflected as reportable business segments: the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management Operation and the Group Insurance Operations. The discontinuation of these business units resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

    REINSURANCE OPERATIONS

    During 1999, Phoenix completed a comprehensive strategic review of its life reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. Accordingly, Phoenix estimated sales proceeds, reinsurance premiums and net claims run-off, resulting in the recognition of a $173 million pre-tax loss ($113 million after-tax loss) on the disposal of life reinsurance discontinued operations. The life reinsurance segment consisted primarily of individual life reinsurance operations as well as group personal accident and group health reinsurance business. The significant components of the loss on the disposal of life reinsurance discontinued operations in 1999 were as follows:

    On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reinsurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction, resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million.

    On June 30, 1999, PM Holdings sold 100% of the common stock of Financial Administrative Services, Inc. (FAS), its third-party administration subsidiary, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in an after-tax gain of $2.0 million.

    Phoenix retained ownership of the preferred stock of FAS, which under the terms of the agreement, CYBERTEK will purchase in six equal annual installments commencing March 31, 2001 through March 31, 2006. The purchase price will be determined annually based upon earnings, but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

    During 1999, Phoenix placed the remaining group personal accident and group health reinsurance operations into run-off. Management has adopted a formal plan to terminate the related treaties as early as contractually permitted and is not entering into any new contracts. Based upon the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million. In addition, as part of the exit strategy, Phoenix purchased finite aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results in the run-off block. The finite reinsurance is subject to an aggregate retention of $100 million on the run-off block. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix paid an initial premium of $130 million.

    The additional estimated reserves and finite reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves over a number of years as the level of business diminishes.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Additionally, certain group personal accident reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. This business primarily concerns certain occupational accident reinsurance "facilities" and a reinsurance pool (the Unicover Pool) underwritten and managed by Unicover Managers, Inc. (Unicover). Phoenix participated as a reinsurer in the Unicover Pool. The Unicover Pool and "facilities" were reinsured in large part by a reinsurance facility underwritten and managed by Centaur Underwriting Limited (Centaur) in which Phoenix also participated. Phoenix terminated its participation in the Centaur facility effective October 1, 1998 and in the Unicover Pool effective March 1, 1999. However, claims arising from business underwritten while Phoenix was a participant continue to run off. On September 21, 1999, Phoenix initiated arbitration proceedings seeking to rescind certain contracts arising from its participation in the Centaur facility with respect to reinsurance of the Unicover business. In January 2000, Phoenix settled two Unicover-related matters (see Note 21 - "Subsequent Events"). A substantial portion of the risk associated with the Unicover Pool and "facilities" and the Centaur program was further retroceded by Phoenix to other unaffiliated insurance entities, providing Phoenix with significant security. Certain of these retrocessionaires have given notice that they challenge their obligations under their contracts and are in arbitration or litigation with Phoenix.

    Additionally, certain group personal accident excess of loss reinsurance contracts created in the London market during 1994 - 1997 have become the subject of disputes concerning the placement of the business with reinsurers and the recovery of reinsurance. Several arbitration proceedings are currently pending.

    Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of life reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

    PROPERTY AND CASUALTY BROKERAGE OPERATIONS

    On July 1, 1999, PM Holdings sold its property and casualty brokerage business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $0.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in convertible debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. The pre-tax gain realized on the sale was $40.1 million. The HRH common stock is classified as common stock and the convertible debentures are classified as bonds in the Consolidated Balance Sheet. As of December 31, 1999 Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

    REAL ESTATE MANAGEMENT OPERATIONS

    On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    GROUP INSURANCE OPERATIONS

    On December 9, 1999, Phoenix signed a definitive agreement to sell its Group Life and Health business, including five companies, Phoenix American Life, Phoenix Dental Services, Phoenix Group Services, California Benefits and Clinical Disability Management, to GE Financial Assurance Holdings, Inc. Proceeds from the sale are estimated to be $285 million, including cash of $240 million and 3.1% of the common stock of GE Life and Annuity Assurance Company. Phoenix expects the transaction to be completed in the second quarter of 2000, subject to regulatory approval.

    The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $283.8 million as of December 31, 1999 and 1998, respectively. Asset and liability balances of the continuing operation as of December 31, 1998, have been restated to conform with the current year presentation. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 and 1997 to exclude the operating results of discontinued operations from continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

    GAIN (LOSS) FROM OPERATIONS OF                                            YEAR ENDED DECEMBER 31,
     DISCONTINUED OPERATIONS                                           1999             1998             1997
                                                                                   (IN THOUSANDS)
    Revenues:
      Reinsurance Operations                                                      $     306,671    $     163,503
      Group Insurance Operations                                 $      453,813         503,825          483,956
      Property and Casualty Brokerage Operations                         25,968          72,579           64,093
      Real Estate Management                                              1,189          12,707           15,319
                                                                 ---------------  --------------  ---------------
    Total revenues                                                      480,970         895,782          726,871
                                                                 ---------------  --------------  ---------------

    Gain (loss) from operations:
      Reinsurance Operations                                                             14,081           10,611
      Group Insurance Operations                                         28,672          29,212           31,686
      Property and Casualty Brokerage Operations                          1,534           2,515          (19,911)
      Real Estate Management                                             (2,645)         (4,037)          (2,616)
                                                                 ---------------  --------------  ---------------
    Gain from discountinued operations before income
     taxes                                                               27,561          41,771           19,770
    Income taxes                                                         10,006          16,759           12,522
                                                                 ---------------  --------------  ---------------
    Gain from discontinued operations, net of taxes              $       17,555    $     25,012    $       7,248
                                                                 ===============  ==============  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
    LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS                DECEMBER 31, 1999
                                                                 (IN THOUSANDS)

    (Loss) gain on disposal:
      Reinsurance Operations                                     $    (173,061)
      Property and Casualty Brokerage Operations                        40,131
      Real Estate Management                                             5,870
                                                                 --------------
    Loss on disposal of discontinued operations before
     income taxes                                                     (127,060)
    Income taxes                                                       (55,076)
                                                                 --------------
    Loss on disposal of discontinued operations, net of
     income taxes                                                $     (71,984)
                                                                 --------------


12. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

    Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $106.7 million at December 31, 1999 and 1998, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $161.2 million at December 31, 1999 and 1998, respectively.

    Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $16.9 million and $16.9 million in 1999, 1998, and 1997, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $40.2 million as of December 31, 1999, payable as follows: 2000 - $13.5 million; 2001 - $10.5 million; 2002 - $7.3 million;
    2003 - $5.1 million; 2004 - $2.8 million; and $1.0 million thereafter.

13. DIRECT BUSINESS WRITTEN AND REINSURANCE

    As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and to $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the inforce block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:

                                                                   1999             1998              1997
                                                                               (IN THOUSANDS)

    Direct premiums                                           $    1,762,359   $    1,719,393     $   1,592,800
    Reinsurance assumed                                              416,194          505,262           329,927
    Reinsurance ceded                                               (537,847)        (371,854)         (282,121)
                                                              --------------- ----------------   ---------------
    Net premiums                                                   1,640,706        1,852,801         1,640,606
    Less net premiums of discontinued operations                    (506,499)        (698,071)         (564,449)
                                                              --------------- ----------------   ---------------
    Net premiums of continuing operations                     $    1,134,207   $    1,154,730     $   1,076,157
                                                              =============== ================   ===============

    Direct policy and contract claims incurred                $      707,105   $      728,062     $     629,112
    Reinsurance assumed                                              563,807          433,242           410,704
    Reinsurance ceded                                               (500,282)        (407,780)         (373,127)
                                                              --------------- ----------------   ---------------
    Net policy and contract claims incurred                          770,630          753,524           666,689
    Less net incurred claims of discontinued operations             (552,423)        (471,688)         (422,373)
                                                              --------------- ----------------   ---------------
    Net policy and contract claims incurred
     of continuing operations                                 $      218,207   $      281,836     $     244,316
                                                              =============== ================   ==============

    Direct life insurance in force                            $  131,052,050   $  121,442,041     $ 120,394,664
    Reinsurance assumed                                          139,649,850      110,632,110        84,806,585
    Reinsurance ceded                                           (207,192,046)    (135,817,986)      (74,764,639)
                                                              --------------- ----------------   ---------------
    Net insurance in force                                        63,509,854       96,256,165       130,436,610
    Less insurance in force of discontinued operations            (1,619,452)     (24,330,166)      (13,811,408)
                                                              --------------- ----------------   ---------------
    Net insurance in force of continuing operations           $   61,890,402   $   71,925,999     $ 116,625,202
                                                              =============== ================   ===============

    Irrevocable letters of credit aggregating $36.2 million at December 31, 1999 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14. PARTICIPATING LIFE INSURANCE

    Participating life insurance in force was 66.9% and 72.3% of the face value of total individual life insurance in force at December 31, 1999 and 1998, respectively. The premiums on participating life insurance policies were 76.8%, 79.4% and 83.5% of total individual life insurance premiums in 1999, 1998, and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

15. DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                            1999                 1998                1997
                                                                            (IN THOUSANDS)

    Balance at beginning of year                      $       1,049,934     $     1,016,295     $        908,616
    Acquisition cost deferred                                   143,110             164,608              288,281
    Amortized to expense during the year                       (146,603)           (137,663)            (102,617)
    Adjustment to net unrealized investment
     gains (losses) included in other
     comprehensive income                                       260,287               6,694              (77,985)
                                                      ------------------   -----------------   ------------------

    Balance at end of year                            $       1,306,728     $     1,049,934     $      1,016,295
                                                      ==================   =================   ==================

    Amortized to expense during the year for 1999 includes a $6.3 million adjustment due to worse than expected persistency in one of the variable annuity product lines and a $6.9 million adjustment to traditional life due to an adjustment to death claims used in determining DAC amortization.

16. MINORITY INTEREST

    Phoenix's interests in Phoenix Investment Partners and PFG Holdings, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 60% and 67%, respectively, of the outstanding shares of common stock at December 31, 1999. Earnings and equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

17. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the consolidated financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analysis which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

    DERIVATIVE INSTRUMENTS

    Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

    EQUITY SECURITIES

    Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

    MORTGAGE LOANS

    Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

    POLICY LOANS

    Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

    INVESTMENT CONTRACTS

    In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

    The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

    Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    NOTES PAYABLE

    The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

    FAIR VALUE SUMMARY

    The estimated fair values of the financial instruments as of December 31, were as follows:


                                                      1999                                   1998
                                         CARRYING              FAIR              CARRYING              FAIR
                                          VALUE               VALUE               VALUE               VALUE
                                                                    (IN THOUSANDS)

    Financial assets:
    Cash and cash equivalents        $        187,610     $       187,610     $       115,187     $       115,187
    Short-term investments                    133,367             133,367             185,983             185,983
    Debt securities                         7,496,948           7,400,067           7,712,865           7,796,389
    Equity securities                         461,613             461,613             301,649             301,649
    Mortgage loans                            716,831             680,569             797,343             831,919
    Derivative instruments                                        (13,211)                                 12,316
    Policy loans                            2,042,558           2,040,497           2,008,260           2,122,389
                                     -----------------   -----------------   -----------------   -----------------
    Total financial assets           $     11,038,927     $    10,890,512     $    11,121,287     $    11,365,832
                                     =================   =================   =================   =================

    Financial liabilities:
    Policy liabilities               $        709,696     $       709,357     $       783,400     $       783,400
    Notes payable                             499,392             490,831             386,575             395,744
                                     -----------------   -----------------   -----------------   -----------------
    Total financial liabilities      $      1,209,088     $     1,200,188     $     1,169,975     $     1,179,144
                                     =================   =================   =================   ================


18. CONTINGENCIES

    LITIGATION

    Certain group personal accident reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 11 - "Discontinued Operations" and
    Note 21 - "Subsequent Events").

19. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the State of New York Insurance Department (the Insurance Department), as of December 31, 1999, 1998 and 1997. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                    1999               1998              1997
                                                                               (IN THOUSANDS)

    Statutory net income                                       $      131,286      $     108,652     $      66,599
    Deferred policy acquisition costs, net                            (28,099)            18,538            48,821
    Future policy benefits                                            (23,686)           (53,847)           (9,145)
    Pension and postretirement expenses                                (8,638)           (17,334)           (7,955)
    Investment valuation allowances                                    15,141            107,229            87,920
    Interest maintenance reserve                                       (7,232)             1,415            17,544
    Deferred income taxes                                               3,919            (39,983)          (36,250)
    Other, net                                                          6,191             12,459             2,118
                                                               ---------------    ---------------   ---------------

    Net income, as reported                                    $      88,882      $     137,129     $     169,652
                                                               ===============    ===============   ===============

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                                    DECEMBER 31,
                                                                          1999                         1998
                                                                                    (IN THOUSANDS)

    Statutory surplus, surplus notes and AVR                       $        1,427,333            $       1,205,635
    Deferred policy acquisition costs, net                                  1,231,217                    1,259,316
    Future policy benefits                                                   (478,184)                    (465,268)
    Pension and postretirement expenses                                      (193,007)                    (174,273)
    Investment valuation allowances                                          (206,531)                      34,873
    Interest maintenance reserve                                               24,767                       35,303
    Deferred income taxes                                                      65,595                      (25,593)
    Surplus notes                                                            (159,444)                    (157,500)
    Other, net                                                                 49,505                       24,062
                                                                   -------------------          -------------------
    Equity, as reported                                            $        1,761,251            $       1,736,555
                                                                   ===================          ===================

    The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

20. PRIOR PERIOD ADJUSTMENTS

    In 1999, Phoenix revised the accounting for venture capital partnerships to include unrealized capital gains and losses on investments held in the partnerships. These gains and losses are recorded in investment income. Opening retained earnings at December 31, 1996 has been increased by $17.6 million. The consolidated balance sheet as of December 31, 1998 was revised by increasing the following balances: other invested assets by $50.6 million, deferred income taxes by $17.7 million and retained earnings by $32.9 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $12.4 million and $2.9 million for the years ended 1998 and 1997, respectively.

    In 1998, Phoenix revised the accounting for partnerships involved in leveraged lease arrangements for 1997 and 1996. Opening retained earnings at December 31, 1995 has been increased by $7.7 million. The Consolidated Balance Sheet as of December 31, 1997 was revised by increasing the following balances: other invested assets by $18.9 million, deferred income taxes by $6.6 million and retained earnings by $12.3 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $2.1 million and $2.5 million for the years ended 1997 and 1996, respectively.

21. SUBSEQUENT EVENTS

    OCCUPATIONAL ACCIDENT REINSURANCE

    On January 21, 2000, Phoenix, in connection with its participation in the Centaur facility, and two other companies completed a settlement agreement with Reliance Insurance Company (Reliance) with respect to certain reinsurance contracts covering occupational accident business reinsured by Reliance as a Unicover-managed "facility." The Reliance business was the largest portion of occupational accident reinsurance business underwritten by Unicover. Under the terms of the settlement agreement, Phoenix ended the contracts for a total payment of $115.0 million.

    On January 13, 2000, Phoenix and four other companies, in connection with their participation in the Unicover Pool, completed a settlement agreement with EBI Indemnity Company and other affiliates of the Orion Group (EBI) with respect to certain reinsurance contracts covering occupational accident business which EBI ceded to the Unicover Pool. These contracts represented the largest source of premium to the Unicover Pool. Under the terms of the settlement agreement, the Unicover Pool members ended the contracts for a total payment of $43.0 million, of which Phoenix's share was approximately $10.0 million.

    Phoenix included the cost of these settlements, net of reinsurance, in its estimate of the loss on discontinued life reinsurance operations. See Note 11 - "Discontinued Operations."

                                                                     [VERSION C]


                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                            PHOENIX VARIABLE ANNUITY
One American Row                                        MAIL OPERATIONS ("VAMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2000. You may obtain a copy of the prospectus without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address and telephone number.



                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Underwriter...........................................................     B-2

Calculation of Yield and Return.......................................     B-2

Calculation of Annuity Payments ......................................     B-3

Experts ..............................................................     B-4

Financial Statements..................................................     B-5

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of Phoenix Home Life Mutual Insurance Company ("Phoenix"), offers these contracts on a continuous basis. No contracts were sold during the fiscal years ended December 31, 1997, 1998 and 1999, therefore PEPCO was not paid and retained $0.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

    The following are examples of how these return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

EXAMPLE FOR BENEFIT OPTION 1:
Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:.. $1.000000 Value of the same account (excluding capital changes)
   at the end of the 7-day period:...................     1.000828
Calculation:
   Ending account value..............................     1.000828
   Less beginning account value......................     1.000000
   Net change in account value.......................     0.000828
Base period return:
   (adjusted change/beginning account value).........     0.000828
Current yield = return x (365/7) =...................        4.32%
Effective yield = [(1 + return)(365/7)] -1 =.........        4.41%

EXAMPLE FOR BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:.. $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:..........     1.000761
Calculation:
   Ending account value..............................     1.000761
   Less beginning account value......................     1.000000
   Net change in account value.......................     0.000761
Base period return:
   (adjusted change/beginning account value).........     0.000761
Current yield = return x (365/7) =...................        3.97%
Effective yield = [(1 + return)(365/7)] -1 =.........        4.05%

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      Stanger's Investment Adviser
      The Stanger Register
      U.S. News and World Report
      The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of

3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------
    The consolidated financial statements of Phoenix Home Life Mutual Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included herein have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    PricewaterhouseCoopers LLP, whose address is 100 Pearl Street, Hartford, Connecticut 06103, also provides other accounting and tax-related services as requested by Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.










1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of
  30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. As of December 31, 1999 it contained 376 industrial, 41 utility, 72 financial and 11 transportation issues. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHOENIX HOME LIFE
         VARIABLE ACCUMULATION ACCOUNT

         THE SUBACCOUNTS COMMENCED OPERATIONS AS OF THE DATE OF THE PROSPECTUS, THEREFORE, NO FINANCIAL HISTORY DATA ARE AVAILABLE.

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Report of Independent Accountants .........................................B-8

Consolidated Balance Sheet at December 31, 1999 and 1998...................B-9

Consolidated Statement of Income, Comprehensive Income and Equity
 for the Years Ended December 31, 1999, 1998 and 1997 .....................B-10

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997 ........................................B-11

Notes to Consolidated Financial Statements ........................B-12 - B-48

[LOGO] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860)241 7000
                                                    Facsimile (860)241 7590




                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


As indicated in Note 20, the Company has revised the accounting for venture capital partnerships.


/S/PricewaterhouseCoopers LLP

February 15, 2000

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                             DECEMBER 31,
                                                                                       1999               1998
                                                                                             (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                          $        1,990,169  $       1,725,439
Available-for-sale debt securities, at fair value                                     5,506,779          5,987,426
Equity securities, at fair value                                                        461,613            301,649
Mortgage loans                                                                          716,831            797,343
Real estate                                                                              92,027             91,975
Policy loans                                                                          2,042,557          2,008,259
Venture capital partnerships                                                            338,122            191,162
Other invested assets                                                                   300,474            232,131
Short-term investments                                                                  133,367            185,983
                                                                             ------------------- -----------------
Total investments                                                                    11,581,939         11,521,367

Cash and cash equivalents                                                               187,610            115,187
Accrued investment income                                                               174,894            164,812
Deferred policy acquisition costs                                                     1,306,728          1,049,934
Premiums, accounts and notes receivable                                                 119,231             61,489
Reinsurance recoverables                                                                 18,772             18,908
Property and equipment, net                                                             137,758            142,153
Goodwill and other intangible assets, net                                               593,267            477,895
Net assets of discontinued operations (Note 11)                                         187,595            283,793
Other assets                                                                             51,434             36,940
Separate account assets                                                               5,923,888          4,798,949
                                                                             ------------------  -----------------
Total assets                                                                 $       20,283,116  $      18,671,427
                                                                             ==================  =================


LIABILITIES

Policy liabilities and accruals                                              $       11,438,032  $      11,110,280
Notes payable                                                                           499,392            386,575
Deferred income taxes                                                                    86,262            116,104
Other liabilities                                                                       474,179            430,956
Separate account liabilities                                                          5,923,888          4,798,949
                                                                             ------------------- -----------------
Total liabilities                                                                    18,421,753         16,842,864
                                                                             ------------------- -----------------

Contingent liabilities (Note 18)

MINORITY INTEREST IN NET ASSETS
 OF CONSOLIDATED SUBSIDIARIES                                                           100,112             92,008
                                                                             ------------------- -----------------

EQUITY
Retained earnings                                                                     1,731,146          1,642,264
Accumulated other comprehensive income                                                   30,105             94,291
                                                                             ------------------- -----------------
Total equity                                                                          1,761,251          1,736,555

                                                                             ------------------- -----------------
Total liabilities and equity                                                 $       20,283,116  $      18,671,427
                                                                             =================== =================

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                         1999             1998             1997
                                                                                     (IN THOUSANDS)
REVENUES
Premiums                                                             $   1,134,207   $    1,154,730   $  1,076,157
Insurance and investment product fees                                      591,786          493,415        367,540
Net investment income                                                      950,344          851,603        714,367
Net realized investment gains                                               35,675           58,202        111,043
                                                                     --------------  ---------------  ------------
 Total revenues                                                          2,712,012        2,557,950      2,269,107
                                                                     --------------  ---------------  ------------

BENEFITS AND EXPENSES
Policy benefits and increase in policy liabilities                       1,352,419        1,403,166      1,201,929
Policyholder dividends                                                     360,509          351,653        343,611
Amortization of deferred policy acquisition costs                          146,603          137,663        102,617
Amortization of goodwill and other intangible assets                        37,963           23,126          9,366
Interest expense                                                            32,659           25,911         24,300
Other operating expenses                                                   520,603          428,756        367,016
                                                                     --------------  ---------------  ------------
 Total benefits and expenses                                             2,450,756        2,370,275      2,048,839
                                                                     --------------  ---------------  ------------
INCOME FROM CONTINUING OPERATIONS
 BEFORE INCOME TAXES AND MINORITY INTEREST                                 261,256          187,675        220,268
Income taxes                                                               107,881           65,046         47,241
                                                                     --------------  ---------------  ------------
INCOME FROM CONTINUING OPERATIONS
 BEFORE MINORITY INTEREST                                                  153,375          122,629        173,027

Minority interest in net income of consolidated subsidiaries                10,064           10,512         10,623
                                                                     --------------  ---------------  ------------

NET INCOME FROM CONTINUING OPERATIONS                                      143,311          112,117        162,404

DISCONTINUED OPERATIONS (NOTE 11)
Gain from operations, net of income taxes                                   17,555           25,012          7,248
Loss on disposal, net of income taxes                                      (71,984)
                                                                     --------------  ---------------  ------------
NET INCOME                                                                  88,882          137,129        169,652
                                                                     --------------  ---------------  ------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAXES
Unrealized (losses) gains on securities                                    (61,246)         (46,967)        98,287
Reclassification adjustment for net realized gains
 included in net income                                                     (1,452)         (12,980)       (30,213)
Minimum pension liability adjustment                                        (1,488)          (1,526)        (2,101)
                                                                     --------------  ---------------  ------------
 Total other comprehensive (loss) income                                   (64,186)         (61,473)        65,973
                                                                     --------------  ---------------  ------------

COMPREHENSIVE INCOME                                                        24,696           75,656        235,625
                                                                     --------------  ---------------  ------------
EQUITY, BEGINNING OF YEAR - RESTATED (NOTE 20)                           1,736,555        1,660,899      1,425,274
                                                                     --------------  ---------------  ------------
EQUITY, END OF YEAR                                                  $   1,761,251   $    1,736,555   $  1,660,899
                                                                     ==============  ==============   =============

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                                         1999          1998           1997
                                                                                   (IN THOUSANDS)
CASH FLOW FROM CONTINUING OPERATIONS ACTIVITIES
 Net income from continuing operations                               $   143,311   $    112,117   $    162,404
 Net (loss) income from discontinued operations                          (54,429)        25,012          7,248

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY CONTINUING OPERATIONS:
 Net realized investment gains                                           (35,675)       (58,202)      (111,465)
 Amortization and depreciation                                            69,367         51,076         61,876
 Equity in undistributed earnings of affiliates and partnerships        (138,215)       (44,119)       (38,588)
 Deferred income taxes (benefit)                                         (14,102)           398         25,298
 (Increase) in receivables                                               (67,688)       (23,846)       (46,178)
 Increase (decrease) in deferred policy acquisition costs                  3,493        (26,945)       (44,406)
 Increase in policy liabilities and accruals                             329,660        368,528        494,462
 Increase in other assets/other liabilities, net                          53,901         58,795         54,230
 Other, net                                                                2,752          1,660          7,752
                                                                     -----------   ------------   ------------
  Net cash provided by operating activities of continuing operations     346,804        439,462        565,385
  Net cash (used for) provided by operating activities of
discontinued operations                                                 (105,537)       104,512         88,907
                                                                     -----------   ------------   ------------

CASH FLOW FROM INVESTING ACTIVITIES OF CONTINUING OPERATIONS
 Proceeds from sales, maturities or repayments
  of available-for-sale debt securities                                 1,702,889      1,322,381      1,082,132
 Proceeds from maturities or repayments of held-to-maturity debt
  securities                                                              186,710        267,746        200,946
 Proceeds from disposals of equity securities                             163,530         45,204         51,373
 Proceeds from mortgage loan maturities or repayments                     124,864        200,419        164,213
 Proceeds from sale of real estate and other invested assets               37,952        439,917        213,224
 Proceeds from distributions of venture capital partnerships               26,730         18,550          5,650
 Proceeds from sale of subsidiaries and affiliates                         15,000         16,300
 Purchase of available-for-sale debt securities                        (1,672,705)    (2,400,058)    (1,547,855)
 Purchase of held-to-maturity debt securities                            (427,472)      (585,370)      (183,371)
 Purchase of equity securities                                           (162,391)       (85,002)       (88,573)
 Purchase of subsidiaries                                                (187,621)        (6,647)      (246,400)
 Purchase of mortgage loans                                               (25,268)       (75,974)      (140,831)
 Purchase of real estate and other invested assets                        (71,407)      (134,224)       (50,599)
 Purchase of venture capital partnerships                                (108,461)       (67,200)       (39,994)
 Change in short term investments, net                                     52,616        855,117         23,135
 Increase in policy loans                                                 (34,298)       (21,532)       (59,699)
 Capital expenditures                                                     (20,505)       (25,052)       (44,380)
 Other investing activities, net                                            1,697         (6,540         (1,750)
                                                                    ------------- -------------- --------------
  Net cash used for investing activities of continuing operations        (398,140)      (241,965)      (662,779)
  Net cash provided by (used for) investing activities of
discontinued
   operations                                                             157,267       (101,532)       (93,239)
                                                                    ------------- -------------- --------------
CASH FLOW FROM FINANCING ACTIVITIES OF CONTINUING OPERATIONS
 Withdrawals of contractholder deposit funds,
  net of deposits and interest credited                                    (1,908)       (11,124)       (17,902)
 Proceeds from repayment of securities sold
  subject to repurchase agreements                                         28,398       (137,473)       137,473
 Proceeds from borrowings                                                 124,500            136        215,359
 Repayment of borrowings                                                  (11,683)       (55,589)      (243,293)
 Dividends paid to minority shareholders in consolidated                   (4,240)        (4,938)        (6,895)
 Other financing activities                                                  (361)        (5,664)        (1,250)
                                                                     ------------- -------------- --------------
  Net cash provided by (used for) financing activities of continuing
   operations                                                             134,706       (214,652)        83,492
  Net cash (used for) provided by financing activities of discontinued
   operations                                                             (62,677)        (7,739)         4,489
                                                                     ------------- -------------- --------------
NET CHANGE IN CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS           83,370        (17,155)       (13,902)
NET CHANGE IN CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS        (10,947)        (4,759)           157
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                              115,187        137,101        150,846
                                                                     ------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR                               $    187,610  $    115,187   $     137,101
                                                                     ============= ============== ==============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net                                             $   106,372   $     44,508   $     76,167
  Interest paid on indebtedness                                      $    34,791   $     32,834   $     32,300

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Home Life Mutual Insurance Company and its subsidiaries (Phoenix) market a wide range of insurance and investment products and services including individual participating life insurance, term, universal and variable life insurance, annuities, and investment advisory and mutual fund distribution services. These products and services are distributed among three reportable segments: Individual, Investment Management and Corporate & Other. See Note 10 - "Segment Information."

    Additionally, in 1999, Phoenix discontinued the operations of four of its business units: the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management
    Operations and the Group Insurance Operations. See Note 11 -
    "Discontinued Operations."


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has significant influence over operating and financial policies, and generally at least a 20% ownership interest, are reported on the equity basis.

    These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant inter-company accounts and transactions have been eliminated. Amounts for 1998 and 1997 have been retroactively restated to account for income from venture capital partnership investments and leveraged lease investments. See Note 20 - "Prior Period Adjustments" for venture capital investment and leveraged lease investment information. Certain reclassifications have been made to the 1998 and 1997 amounts to conform with the 1999 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds, mortgage-backed and asset-backed securities. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    For the mortgage-backed and asset-backed bond portion of the debt security portfolio, Phoenix recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

    Equity securities are classified as available-for-sale and are reported at fair value, based principally on their quoted market prices, with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

    Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

    Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Venture capital partnership and other partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in investment income. Venture capital partnerships generally account for the underlying investments held in the partnerships at fair value. These investments can include public and private common and preferred stock, notes, warrants and other investments. Investments that are publicly traded are generally valued at closing market prices. Investments that are not publicly traded, which are usually subject to restrictions on resale, are generally valued at cost or at estimated fair value, as determined in good faith by the general partner after giving consideration to operating results, financial conditions, recent sales prices of issuers' securities and other pertinent information. Some general partners will discount the fair value of private investments held to reflect these restrictions. These valuations subject the earnings to volatility. Beginning in 1999, Phoenix includes equity in undistributed unrealized capital gains and losses on investments held in the venture capital partnerships in net investment income. Prior to 1999, these amounts were not recorded. Prior years have been restated to reflect this change. See Note 20
    - "Prior Period Adjustments" for additional information on venture capital partnership investments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Other invested assets include leveraged lease investments. These investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive.

    Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and deferred policy acquisition costs.

    FINANCIAL INSTRUMENTS

    In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt, investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps, interest rate caps, interest rate floors and swaptions. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

    Phoenix enters into interest rate swap agreements to reduce market risks from changes in interest rates. Phoenix does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, Phoenix exchanges cashflows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and no payment of principal is made by either party. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

    Phoenix enters into interest rate floor, interest rate cap and swaption contracts as a hedge for its assets and liabilities against substantial changes in interest rates. Phoenix does not enter into interest rate floor, interest rate cap and swaption contracts for trading purposes. Interest rate floor and interest rate cap agreements are contracts with a counterparty which require the payment of a premium and give Phoenix the right to receive over the maturity of the contract, the difference between the floor or cap interest rate and a market interest rate on specified future dates based on an underlying notional principal. Swaption contracts are options to enter into an interest rate swap transaction on a specified future date and at a specified price. Upon the exercise of a swaption, Phoenix would either receive a swap agreement at the pre-specified terms or cash for the market value of the swap. Phoenix pays the premium for these instruments on a quarterly basis over the maturity of the contract, and recognizes these payments in net investment income.

    Phoenix enters into foreign currency swap agreements to hedge against fluctuations in foreign currency exposure. Under these agreements, Phoenix agrees to exchange with another party, principal and periodic interest payments denominated in foreign currency for payments denominated in U.S. dollars. The amounts to be received or paid on these foreign currency swap agreements is recognized in net investment income. To reduce counterparty credit risks and

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    diversify counterparty exposure, Phoenix only enters into derivative contracts with highly rated financial institutions.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

    For universal life insurance policies, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over their estimated lives. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

    Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    POLICYHOLDERS' DIVIDENDS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro-rata portion of the dividends payable on the next anniversary date of each policy. Phoenix also establishes a liability for termination dividends.

    INCOME TAXES

    Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for 1999 and prior years. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In June, 1999, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133". Because of the complexities associated with transactions involving derivative instruments and their prevalent use as hedging instruments and, because of the difficulties associated with the implementation of Statement 133, the effective date of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" was delayed until fiscal years beginning after June 15, 2000. SFAS No. 133, initially issued on June 15, 1998, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, the type of hedge transaction. For fair-value hedge transactions in which Phoenix is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instrument will generally be offset in the income statement by changes in the hedged item's fair value. For cash-flow hedge transactions, in which Phoenix is hedging the variability of cashflows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified as earnings in the period in which earnings are impacted by the variability of the cash flows of the hedged item. The ineffective portion of all hedges will be recognized in current period earnings.

    Phoenix has not yet determined the impact that the adoption of SFAS 133 will have on its earnings or statement of financial position.

    Phoenix adopted SFAS No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

    In 1998, Phoenix adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement supersedes SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise," replacing the " industry segment" approach with the "management" approach. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of Phoenix's reportable segments. The adoption of this statement did not affect the results of operations or financial position but did affect the disclosure of segment information.

    In 1998, Phoenix adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which amends SFAS No. 87, " Employers' Accounting for Pensions," SFAS No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits," and SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions". The new statement revises and standardizes

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    employers' disclosures about pension and other postretirement benefit plans. Adoption of this statement did not affect the results of operations or financial position of Phoenix.

    On January 1, 1999, Phoenix adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on Phoenix's results from operations or financial position.

    On January 1, 1999, Phoenix adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 did not have a material impact on Phoenix's results from operations or financial position.

    On January 1, 1999, Phoenix adopted SOP 98-5, "Reporting on the Costs of Start-Up Activities." SOP 98-5 requires that start-up costs capitalized prior to January 1, 1999 should be written off and any future start-up costs be expenses as incurred. The adoption of SOP 98-5 did not have a material impact on Phoenix's results from operations or financial position.

3.  SIGNIFICANT TRANSACTIONS

    DISCONTINUED OPERATIONS

    During 1999, Phoenix discontinued the operations of four of its business units; the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management Operation and the Group Insurance Operations. Disclosures concerning the financial impact of these transactions are contained in Note 11 - "Discontinued Operations."

    PFG HOLDINGS, INC.

    On October 29, 1999, PM Holdings, a wholly-owned subsidiary of Phoenix, purchased 100% of PFG Holdings, Inc. 8% cumulative preferred stock convertible into a 67% interest in common stock for $5 million in cash. In addition Phoenix has an option to purchase all the outstanding common stock during year six at a value to 80% of the appraised value of the common stock at that time. As of the statement date this option had not been executed. Since the investment represents a majority interest Phoenix has consolidated this entity for GAAP as if the preferred stock had been converted and established a minority interest for outside shareholders. The transaction resulted in goodwill of $3.8 million to be amortized over 10 years.

    PFG Holdings was formed to purchase three of The Guarantee Life Companies' operating subsidiaries: AGL Life Assurance Company, PFG Distribution Company and Philadelphia Financial Group. These subsidiaries develop, market and underwrite specialized private placement variable life and annuity products.

    AGL Life Assurance Company must maintain at least $10 million of capital and surplus to satisfy certain regulatory minimum capital requirements. PM Holdings provided financing at the purchase date of $11 million to PFG Holdings in order for AGL Life Assurance to meet this minimum requirement. The debt is an 8.34% senior secured note maturing in 2009.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    EMPRENDIMIENTO COMPARTIDO, S.A., (EMCO)

    At January 1, 1999 PM Holdings held 9.1 million shares of EMCO, representing a 35% ownership interest the Argentine financial services company that provides pension management, annuities and life insurance products. On June 23, 1999, PM Holdings became the majority owner of EMCO when it purchased
    13.9 million shares of common stock from the Banco del Suquia, S.A. for $29.5 million, plus $10.0 million for a five year covenant not-to-compete. Payment for the stock will be made in three installments: $10.0 million, 180 days from closing; $10.0 million, 360 days from closing; and $9.5 million, 540 days from closing, all subject to interest of 7.06%. The covenant was paid at the time of closing.

    In addition, EMCO purchased, for its treasury, 3.0 million shares of its outstanding common stock held by two banks. This, in combination with the purchase described above, increased PM Holdings ownership interest from 35% to 100% of the then outstanding stock.

    On November 12, 1999, PM Holdings sold 11.5 million shares (50% interest) of EMCO common stock for $40.0 million generating a pre-tax gain of $11.3 million. PM Holdings received $15.0 million in cash plus a $9.0 million two-year 8% interest bearing note, and a $16.0 million five-year 8% interest bearing note. PM Holdings uses the equity method of accounting to account for its remaining 50% interest in EMCO.

    After the sale, the remaining excess of the purchase price over the fair value of the acquired net tangible assets totaled $17.0 million. That consisted of a covenant not-to-compete of $5.0 million which is being amortized over five years and goodwill of $12.0 million which is being amortized over ten years.

    PHOENIX NEW ENGLAND TRUST

    On October 29, 1999, PM Holdings indirectly acquired 100% of the common stock of New London Trust, a banking subsidiary of Sun Life of Canada, for $30.0 million in cash. New London Trust, renamed Phoenix New England Trust, is a New Hampshire based federal savings bank that operates a trust division with assets under management of approximately $1 billion. Immediately following this acquisition, on November 1, 1999, PM Holdings sold the New London Trust's New Hampshire retail banking operations to Lake Sunapee Bank and Mascoma Savings Bank in New Hampshire and the Connecticut branches to Westbank Corporation, for a total of $25.2 million in cash. No gain or loss was recognized on this sale. PM Holdings retained the trust business and four trust offices of New London Trust, located in New Hampshire and Vermont.

    LOMBARD INTERNATIONAL ASSURANCE, S.A.

    On November 5, 1999, PM Holdings purchased 12% of the common stock of Lombard International Assurance, S.A., a Pan-European financial services company, for $29.1 million in cash. Lombard provides investment-linked insurance products to high-net-worth individuals in eight European countries. This investment is classified as equity securities in the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    PHOENIX INVESTMENT PARTNERS, LTD.

    On March 1, 1999, Phoenix Investment Partners completed its acquisition of the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, Phoenix Investment Partners paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The Zweig Group managed approximately $3.3 billion of assets as of December 31,1999.

    On December 3, 1998, Phoenix Investment Partners completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47.0 million. Phoenix Investment Partners received $37.0 million in cash and a $10.0 million three-year interest bearing note. The transaction resulted in a before-tax gain of approximately $17.5 million. Phoenix's interest represents an after-tax realized gain of approximately $6.8 million.

    Phoenix owns approximately 60% of the outstanding Phoenix Investment Partners' common stock. In addition, Phoenix owns 45% of Phoenix Investment Partners' convertible subordinated debentures.

    ABERDEEN ASSET MANAGEMENT PLC

    On February 18, 1999, PM Holdings purchased an additional 15.1 million shares of the common stock of Aberdeen Asset Management for $29.4 million.

    As of December 31, 1999, PM Holdings owned 21% of the outstanding common stock of Aberdeen Asset Management, a Scottish asset management firm. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

    DIVIDEND SCALE REDUCTION

    In consideration of the decline of interest rates in the financial markets, Phoenix's Board of Directors voted in October of 1998 to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies were reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998. In October 1999, Phoenix's Board of Directors voted to maintain the dividend scale for dividends payable on or after January 1, 2000.

    REAL ESTATE SALES

    On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309 million in cash. This transaction, along with the sale of 18 other properties and partnerships during 1998, which had a carrying value of $36.7 million, resulted in pre-tax gains of approximately $67.5 million. As of December 31, 1999, Phoenix had 3 commercial real estate properties remaining with a carrying value of $42.9 million and 5 joint venture real estate partnerships with a carrying value of $49.1 million.

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4.  INVESTMENTS

    Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                          GROSS           GROSS
                                                       AMORTIZED       UNREALIZED      UNREALIZED          FAIR
                                                          COST            GAINS          LOSSES           VALUE
                                                                             (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds            $       27,595    $        416    $     (1,033)  $      26,978
    Foreign government bonds                                  3,032                            (796)          2,236
    Corporate securities                                  1,776,174          12,945         (95,707)      1,693,412
    Mortgage-backed and asset-backed
     securities                                             285,387           1,361         (19,166)        267,582
                                                     ---------------  --------------  --------------  --------------

     Total held-to-maturity securities                    2,092,188          14,722        (116,702)      1,990,208
     Less: held-to-maturity securities of
      discontinued operations                               102,019             736          (5,835)         96,920
                                                     ---------------  --------------  --------------  --------------
     Total held-to-maturity securities of
      continuing operations                               1,990,169          13,986        (110,867)      1,893,288
                                                     ---------------  --------------  --------------  --------------
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        283,697           1,955          (6,537)        279,115
    State and political subdivision bonds                   495,860           4,765         (21,751)        478,874
    Foreign government bonds                                273,868          23,700          (3,990)        293,578
    Corporate securities                                  2,353,228          18,578        (102,773)      2,269,033
    Mortgage-backed and asset-backed
     securities                                           2,977,136          17,916        (103,264)      2,891,788
                                                     ---------------  --------------  --------------  --------------

     Total available-for-sale securities                  6,383,789          66,914        (238,315)      6,212,388
     Less: available-for-sale securities of
      discontinued operations                               725,077           7,600         (27,068)        705,609
                                                     ---------------  --------------  --------------  --------------
     Total available-for-sale securities of
      continuing operations                               5,658,712          59,314        (211,247)      5,506,779
                                                     ---------------  --------------  --------------  --------------

     TOTAL DEBT SECURITIES OF CONTINUING
     OPERATIONS                                      $    7,648,881   $      73,300    $   (322,114)  $   7,400,067
                                                     ==============   ==============   =============  =============
    EQUITY SECURITIES                                $      311,100   $     176,593    $    (24,211)  $     463,482
     Less: equity securities of discontinued
      operations                                              1,869                                           1,869
                                                     ---------------  --------------  --------------  --------------
     TOTAL EQUITY SECURITIES OF CONTINUING
      OPERATIONS                                     $      309,231   $     176,593    $    (24,211)  $     461,613
                                                     ==============   ==============   =============  =============

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    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1998 were as follows:

                                                                           GROSS          GROSS
                                                         AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                                           COST            GAINS         LOSSES           VALUE
                                                                              (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds              $       10,562   $        643   $        (78)  $      11,127
    Foreign government bonds                                    3,036                          (743)          2,293
    Corporate securities                                    1,695,789         98,896        (13,823)      1,780,862
    Mortgage-backed and asset-backed
     securities                                               172,300          6,201            (12)        178,489
                                                       --------------- -------------- --------------  --------------

      Total held-to-maturity securities                     1,881,687        105,740        (14,656)      1,972,771
      Less: held-to-maturity securities of
       discontinued operations                                156,248          8,776         (1,216)        163,808
                                                       --------------- -------------- --------------  --------------
      Total held-to-maturity securities of
       continuing operations                                1,725,439         96,964        (13,440)      1,808,963
                                                       --------------- -------------- --------------  --------------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                          497,089         34,454           (422)        531,121
    State and political subdivision bonds                     529,977         43,622           (104)        573,495
    Foreign government bonds                                  293,968         28,814        (18,691)        304,091
    Corporate securities                                    1,993,720        110,525        (36,656)      2,067,589
    Mortgage-backed and asset-backed
     securities                                             3,121,690        110,172        (14,618)      3,217,244
                                                       --------------- -------------- --------------  --------------

      Total available-for-sale securities                   6,436,444        327,587        (70,491)      6,693,540
      Less: available-for-sale securities of
       discontinued operations                                678,992         34,558         (7,436)        706,114
                                                       --------------- -------------- --------------  --------------
      Total available-for-sale securities of
       continuing operations                                5,757,452        293,029        (63,055)      5,987,426
                                                       --------------- -------------- --------------  --------------

      TOTAL DEBT SECURITIES OF CONTINUING
       OPERATIONS                                         $ 7,482,891  $     389,993   $    (76,495)  $   7,796,389
                                                       ==============  =============   ============   =============

    EQUITY SECURITIES                                  $      223,915  $     102,018   $    (21,388)  $     304,545
      Less: equity securities of discontinued
       operations                                               2,896                                         2,896
                                                       --------------- -------------- --------------  --------------
      TOTAL EQUITY SECURITIES OF CONTINUING
       OPERATIONS                                      $      221,019  $     102,018   $    (21,388)  $     301,649
                                                       ==============  =============   ============   =============

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    The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $3.9 million, $19.6 million and $59.1 million, for the years ended December 31, 1999, 1998 and 1997, respectively, which were sold specifically due to a significant decline in the issuers' credit quality. The related realized losses, net of the sales, were $0.2 million, $0.8 million and $10.1 million in 1999, 1998 and 1997, respectively.

    The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 1999 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                          HELD-TO-MATURITY                AVAILABLE-FOR-SALE
                                                     AMORTIZED          FAIR           AMORTIZED          FAIR
                                                        COST           VALUE             COST             VALUE
                                                                            (IN THOUSANDS)

    Due in one year or less                        $      118,171  $      116,992    $       43,180    $     43,483
    Due after one year through five years                 583,115         564,215           534,417         532,676
    Due after five years through ten years                587,568         566,505         1,146,805       1,104,661
    Due after ten years                                   517,946         474,913         1,682,250       1,639,771
    Mortgage-backed and
     asset-backed securities                              285,388         267,583         2,977,137       2,891,797
                                                   --------------- ---------------  ----------------  --------------

    Total                                          $    2,092,188  $    1,990,208    $    6,383,789    $  6,212,388
    Less: securities of discontinued
     operations                                           102,019          96,920           725,077         705,609
                                                   --------------- ---------------  ----------------  --------------
    Total securities of continuing                 $    1,990,169  $    1,893,288    $    5,658,712    $  5,506,779
     operations                                    =============== ===============  ================  ==============



    Carrying values for investments in mortgage-backed and asset-backed securities, excluding U.S. government guaranteed investments, were as follows:


                                                                                         DECEMBER 31,
                                                                                 1999                 1998
                                                                                        (IN THOUSANDS)

    Planned amortization class                                              $      168,027     $            433,668
    Asset-backed                                                                   956,892                  910,594
    Mezzanine                                                                      194,849                  280,162
    Commercial                                                                     735,238                  641,485
    Sequential pay                                                               1,039,001                  982,576
    Pass through                                                                    77,154                  119,065
    Other                                                                            6,014                   21,994
                                                                            ---------------    ---------------------

    Total mortgage-backed and asset-backed securities                       $    3,177,175     $          3,389,544
                                                                            ===============    =====================

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    MORTGAGE LOANS AND REAL ESTATE

    Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.

    Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                             MORTGAGE LOANS                              REAL ESTATE
                                              DECEMBER 31,                               DECEMBER 31,
                                        1999                 1998                 1999                 1998
                                             (IN THOUSANDS)                             (IN THOUSANDS)
    PROPERTY TYPE:
    Office buildings             $         183,912      $        221,244     $         30,545    $         38,343
    Retail                                 208,606               203,927               14,111              36,858
    Apartment buildings                    252,947               261,894               41,744              21,553
    Industrial buildings                    82,699               121,789                                    1,600
    Other                                    2,950                19,089                8,859                  32
    Valuation allowances                   (14,283)              (30,600)              (3,232)             (6,411)
                                 ------------------    ------------------   ------------------  ------------------
    Total                        $         716,831      $        797,343     $         92,027    $         91,975
                                 ==================    ==================   ==================  =================

    GEOGRAPHIC REGION:
    Northeast                    $         149,336      $        169,368     $         59,582    $         47,709
    Southeast                              198,604               213,916                   32                  32
    North central                          164,150               176,683                  744              11,453
    South central                          105,062                98,956               21,232              22,649
    West                                   113,962               169,020               13,669              16,543
    Valuation allowances                   (14,283)              (30,600)              (3,232)             (6,411)
                                 ------------------    ------------------   ------------------  ------------------
    Total                        $         716,831      $        797,343     $         92,027    $         91,975
                                 ==================    ==================   ==================  ==================

    At December 31, 1999, scheduled mortgage loan maturities were as follows:
    2000 - $92 million; 2001 - $87 million; 2002 - $32 million; 2003 - $109 million; 2004 - $38 million; 2005 - $35 million, and $338 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $6.7 million and $2.3 million of its mortgage loans during 1999 and 1998, respectively, based on terms which differed from those granted to new borrowers.

    The carrying value of delinquent and in process of foreclosure mortgage loans at December 31, 1999 and 1998 is $6.0 million and $17.2 million, respectively. There are valuation allowances of $5.4 million and $14.7 million, respectively, on these mortgages.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
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    INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                    BALANCE AT                                                      BALANCE AT
                                    JANUARY 1,            ADDITIONS           DEDUCTIONS           DECEMBER 31,
                                                                  (IN THOUSANDS)
    1999
    Mortgage loans               $         30,600     $          9,697    $         (26,014)    $          14,283
    Real estate                             6,411                  183               (3,362)                3,232
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         37,011     $          9,880    $         (29,376)    $          17,515
                                 ==================   ==================  ===================   ===================

    1998
    Mortgage loans               $         35,800     $         50,603    $         (55,803)    $          30,600
    Real estate                            28,501                5,108              (27,198)                6,411
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         64,301     $         55,711    $         (83,001)    $          37,011
                                 ==================   ==================  ===================   ===================

    1997
    Mortgage loans               $         48,399     $          6,731    $         (19,330)    $          35,800
    Real estate                            47,509                4,201              (23,209)               28,501
                                 ------------------   ------------------  -------------------   -------------------
    Total                        $         95,908     $         10,932    $         (42,539)    $          64,301
                                 ==================   ==================  ===================   ===================

    NON-INCOME PRODUCING MORTGAGE LOANS AND BONDS

    The net carrying values of non-income producing mortgage loans were $0.0 million and $15.6 million at December 31, 1999 and 1998, respectively. The net carrying value of non-income producing bonds were $0.0 million and $22.3 at December 31, 1999 and 1998, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
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    DERIVATIVE INSTRUMENTS

    Derivative instruments at December 31, are summarized below:

                                                               1999                            1998
                                                                         ($ IN THOUSANDS)

    Swaptions:
      Notional amount                                $             1,600,000
      Weighted average strike rate                                     5.02%
      Index rate (1)                                              10 Yr. CMS
      Fair value                                     $               (8,200)

    Interest rate floors:
      Notional amount                                $             1,210,000             $        570,000
      Weighted average strike rate                                     4.57%                        4.59%
      Index rate (1)                                        2-10 Yr. CMT/CMS                 5-10 Yr. CMT
      Fair value                                     $               (7,542)             $          1,423

    Interest rate swaps:
      Notional amount                                $               474,037             $        424,573
      Weighted average received rate                                   6.33%                        6.27%
      Weighted average paid rate                                       6.09%                        5.82%
      Fair value                                     $                 1,476             $         10,989

    Foreign currency swaps:
      Notional amount                                $                 8,074
      Weighted average received rate                                  12.04%
      Weighted average paid rate                                      10.00%
      Fair value                                     $                   213

    Interest rate caps:
      Notional amount                                $                50,000             $         50,000
      Weighted average strike rate                                     7.95%                        7.95%
      Index rate (1)                                              10 Yr. CMT                   10 Yr. CMT
      Fair value                                     $                   842             $           (96)

    (1) Constant maturity treasury yields (CMT) and constant maturity swap yields (CMS).

    The increase in net investment income related to interest rate swap contracts was $1.0 million and $2.1 million for the years ended December 31, 1999 and 1998, respectively. The decrease in net investment income related to interest rate floor, interest rate cap and swaption contracts was $2.3 million and $0.2 million for the years ended December 31, 1999 and 1998, respectively, representing quarterly premium payments on these instruments which are being paid over the life of the contracts. The estimated fair value of these instruments represent what Phoenix would have to pay or receive if the contracts were terminated.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    Phoenix is exposed to credit risk in the event of nonperformance by counterparties to these financial instruments, but management of the Phoenix does not expect counterparties to fail to meet their financial obligations, given their high credit ratings. The credit exposure of these instruments is the positive fair value at the reporting date.

    Management of Phoenix considers the likelihood of any material loss on these instruments to be remote.

    VENTURE CAPITAL PARTNERSHIPS

    Phoenix invests in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries, as well as direct equity investments in leveraged buyouts and corporate acquisitions.

    Phoenix records its equity in the earnings of the partnerships in net investment income.

    The components of net investment income due to venture capital partnerships for the year ended December 31, were as follows:

                                                                              1999          1998          1997
                                                                                       (IN THOUSANDS)

    Operating losses                                                       $   (8,921)  $     (2,746)  $   (2,131)
    Realized gains on cash and stock distributions                             84,725         23,360       31,336
    Unrealized gains on investments held in the partnerships                   64,091         19,009        4,531
                                                                           -----------  ------------  -----------
    Total venture capital partnership net investment income                $  139,895   $     39,623   $   33,736
                                                                           ===========  ============  ===========

    OTHER INVESTED ASSETS

    Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:

                                                                                        DECEMBER 31,
                                                                                 1999                  1998
                                                                                       (IN THOUSANDS)

    Transportation and equipment leases                                   $           82,063     $          80,953
    Affordable housing partnerships                                                   22,247                10,854
    Investment in Aberdeen Asset Management                                           99,074                72,257
    Investment in EMCO of Argentina                                                   13,423                10,681
    Investment in other affiliates                                                    12,389                12,706
    Seed money in separate accounts                                                   33,279                26,587
    Other partnership interests                                                       41,953                22,697
                                                                          -------------------   -------------------

    Total other invested assets                                           $          304,428     $         236,735
    Less: other invested assets of discontinued operations                             3,954                 4,604
                                                                          -------------------   -------------------
    Total other invested assets of continuing operations                  $          300,474     $         232,131
                                                                          ===================   ===================

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
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    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                                          1999           1998           1997
                                                                                    (IN THOUSANDS)

    Debt securities                                                   $    641,076     $  598,892    $   509,702
    Equity securities                                                        8,272          6,469          4,277
    Mortgage loans                                                          66,285         83,101         85,662
    Policy loans                                                           148,998        146,477        122,562
    Real estate                                                              9,716         38,338         18,939
    Leveraged leases                                                         2,202          2,746          2,692
    Venture capital partnerships                                           139,895         39,623         33,736
    Other invested assets                                                    2,544          1,750          2,160
    Short-term investments                                                  22,543         23,825         18,768
                                                                      -------------   ------------  -------------

    Sub-total                                                            1,041,531        941,221        798,498
    Less investment expenses                                                23,505         23,328         22,621
                                                                      -------------   ------------  -------------

    Net investment income                                             $  1,018,026     $  917,893    $   775,877
    Less: net investment income of discontinued operations                  67,682         66,290         61,510
                                                                      -------------   ------------  -------------
    Total net investment income of continuing operations              $    950,344     $  851,603    $   714,367
                                                                      =============   ============  =============

    Investment income of $2.7 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1999. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

    The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $36.5 million and $40.8 million at December 31, 1999 and 1998, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.1 million, $4.9 million and $5.3 million in 1999, 1998 and 1997, respectively. Actual interest income on these loans included in net investment income was $3.5 million, $4.0 million and $3.8 million in 1999, 1998 and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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    INVESTMENT GAINS AND LOSSES

    Net unrealized gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                            1999                  1998                1997
                                                                            (IN THOUSANDS)

    Debt securities                                   $        (428,497)   $         (7,040)    $        112,194
    Equity securities                                            71,752             (91,880)              74,547
    Deferred policy acquisition costs                           260,287               6,694              (80,603)
    Deferred income taxes                                       (33,760)            (32,279)              38,064
                                                      ------------------   -----------------    -----------------

    Net unrealized investment (losses) gains
      on securities available-for-sale                $         (62,698)   $        (59,947)    $         68,074
                                                      ==================   =================    =================

    Realized investment gains and losses for the year ended December 31, were as follows:

                                                                          1999           1998            1997
                                                                                     (IN THOUSANDS)

    Debt securities                                                    $   (20,416)  $     (4,295)    $    19,315
    Equity securities                                                       16,648         11,939          26,290
    Mortgage loans                                                          18,534         (6,895)          3,805
    Real estate                                                              2,915         67,522          44,668
    Other invested assets                                                   18,432         (4,709)         17,387
                                                                       ------------   ------------    ------------

    Net realized investment gains                                           36,113         63,562         111,465
    Less realized from discontinued operations                                 438          5,360             422
                                                                       ------------   ------------    ------------
    Net realized investment gains from continuing
     operations                                                        $    35,675    $    58,202     $   111,043
                                                                       ============   ============    ============

    The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                         1999                   1998                  1997
                                                                          (IN THOUSANDS)

    Proceeds from disposals                        $     1,106,929        $       912,696       $       821,339
    Gross gains on sales                           $        21,808        $        17,442       $        27,954
    Gross losses on sales                          $        39,122        $        33,641       $         5,309

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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5.  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill and other intangible assets were as follows:

                                                                                          DECEMBER 31,
                                                                                     1999              1998
                                                                                         (IN THOUSANDS)
    Phoenix Investment Partners gross amounts:
      Goodwill                                                                   $     384,576      $    321,793
      Investment management contracts                                                  235,976           169,006
      Non-compete covenant                                                               5,000             5,000
      Other                                                                             10,894               472
                                                                                 --------------    --------------
    Totals                                                                             636,446           496,271
                                                                                 --------------    --------------

    Other gross amounts:
      Goodwill                                                                          32,554            16,631
      Intangible asset related to pension plan benefits                                 11,739            16,229
      Other                                                                              1,206               693
                                                                                 --------------    --------------
    Totals                                                                              45,499            33,553
                                                                                 --------------    --------------

    Total gross goodwill and other intangible assets                                   681,945           529,824

    Accumulated amortization - Phoenix Investment Partners                             (79,912)          (49,615)
    Accumulated amortization - other                                                    (8,766)           (2,314)
                                                                                 --------------    --------------

    Total net goodwill and other intangible assets                               $     593,267      $    477,895
                                                                                 ==============    ==============

6.  NOTES PAYABLE

                                                                               DECEMBER 31,
                                                                  1999                             1998
                                                                              (IN THOUSANDS)

    Short-term debt                                          $         21,598                 $         1,938
    Bank borrowings                                                   260,284                         168,278
    Notes payable                                                       1,146
    Subordinated debentures                                            41,364                          41,359
    Surplus notes                                                     175,000                         175,000
                                                             -----------------               -----------------

    Total notes payable                                      $       499,392                  $       386,575
                                                             =================               ================

    Phoenix has various lines of credit established with major commercial banks. As of December 31, 1999, Phoenix had outstanding balances totaling $436.7 million. The total unused credit was $369.0 million. Interest rates ranged from 5.26% to 7.48% in 1999.

    Maturities of other indebtedness are as follows: 2000 - $21.6 million; 2001
    - $26.0 million; 2002 $200.0 million; 2003 - $0.0 million; 2004 - $35.0 million; 2005 and thereafter - $216.8 million.

    Interest expense was $32.7 million, $25.9 million and $24.3 million for the years ended December 31, 1999, 1998 and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
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7.  INCOME TAXES

    A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                        1999                   1998                  1997
                                                                          (IN THOUSANDS)

    Income taxes
      Current                                     $        121,448       $         61,889      $         39,583
      Deferred                                             (13,567)                 3,157                 7,658
                                                  ------------------     ------------------    ------------------

    Total                                         $        107,881       $         65,046      $         47,241
                                                  ==================     ==================    ==================


    The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                  1999                   1998                   1997
                                                               %                      %                      %
    Income tax expense at statutory
     rate                                     $     91,440       35  $     65,685       35  $     77,095       35
    Dividend received deduction and
     tax-exempt interest                            (3,034)      (1)       (3,273)      (2)       (1,684)      (1)
    Other, net                                       7,922        3         2,634        2       (15,059)      (7)
                                              ------------- -------- ------------- -------- ------------- ---------
                                                    96,328       37        65,046       35        60,352       27

    Differential earnings (equity tax)              11,553        4                              (13,111)      (6)
                                              ------------- -------- ------------- -------- ------------- ---------

    Income taxes                              $    107,881       41  $     65,046       35  $     47,241       21
                                              ============= ======== ============= ======== ============= =========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:

                                                                                      DECEMBER 31,
                                                                             1999                      1998
                                                                                     (IN THOUSANDS)
    Deferred policy acquisition costs                                   $      282,725             $     294,917
    Unearned premium/deferred revenue                                         (135,124)                 (139,346)
    Impairment reserves                                                        (15,556)                  (23,111)
    Pension and other postretirement benefits                                  (68,902)                  (57,720)
    Investments                                                                177,204                   122,032
    Future policyholder benefits                                              (181,205)                 (151,168)
    Other                                                                        4,683                    31,595
                                                                        --------------             --------------
                                                                                63,825                    77,199
    Net unrealized investment gains                                             26,587                    42,254
    Minimum pension liability                                                   (4,150)                   (3,349)
                                                                        ---------------            --------------

    Deferred income tax liability, net                                  $      86,262              $     116,104
                                                                        ===============            ==============

    Gross deferred income tax assets totaled $405 million and $375 million at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $491 million and $491 million at December 31, 1999 and 1998, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1999 and 1998 will be realized.

8.  PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

    PENSION PLANS

    Phoenix has a multi-employer, non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

    Components of net periodic pension cost for the years ended December 31, were as follows:

                                                            1999                 1998                 1997
                                                                            (IN THOUSANDS)

    Components of net periodic benefit cost
      Service cost                                     $        11,887        $     11,046        $      10,278
      Interest cost                                             24,716              22,958               22,650
      Curtailments                                              21,604
      Expected return on plan assets                           (28,544)            (25,083)             (22,055)
      Amortization of net transition asset                      (2,369)             (2,369)              (2,369)
      Amortization of prior service cost                         1,795               1,795                1,795
      Amortization of net (gain) loss                           (2,709)             (1,247)                  25
                                                       ----------------     ---------------      ---------------
      Net periodic benefit cost                        $        26,380        $      7,100        $      10,324
                                                       ================     ===============      ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    In 1999, Phoenix offered a special retirement program under which qualified participants' benefits under the employee pension plan were enhanced by adding five years to age and five years to pension plan service. Of the 320 eligible employees, 146 accepted the special retirement program. As a result of the special retirement program, Phoenix recorded an additional pension expense of $21.6 million for the year ended December 31, 1999.

    The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                       DECEMBER 31,
                                                                                1999                 1998
                                                                                      (IN THOUSANDS)
    Change in projected benefit obligation
      Projected benefit obligation at beginning of year                   $      353,462        $      335,436
      Service cost                                                                11,887                11,046
      Interest cost                                                               24,716                22,958
      Plan amendments                                                             23,871
      Curtailments                                                                (6,380)
      Actuarial loss                                                              (4,887)                1,958
      Benefit payments                                                           (19,841)              (17,936)
                                                                          ---------------      ----------------
      Benefit obligation at end of year                                   $      382,828        $      353,462
                                                                          ---------------      ----------------

    Change in plan assets
      Fair value of plan assets at beginning of year                      $      364,819        $      321,555
      Actual return on plan assets                                                78,951                58,225
      Employer contributions                                                       3,883                 2,975
      Benefit payments                                                           (19,841)              (17,936)
                                                                          ---------------      ----------------
      Fair value of plan assets at end of year                            $      427,812        $      364,819
                                                                          ---------------      ----------------

      Funded status of the plan                                           $       44,984        $       11,357
      Unrecognized net transition asset                                          (11,847)              (14,217)
      Unrecognized prior service cost                                             11,705                16,185
      Unrecognized net gain                                                     (129,936)              (75,921)
                                                                          ---------------      ----------------
      Net amount recognized                                               $      (85,094)      $       (62,596)
                                                                          ===============      ================

    Amounts recognized in the Consolidated Balance Sheet consist of:

      Accrued benefit liability                                           $     (108,690)      $       (88,391)
      Intangible asset                                                            11,739                16,229
      Accumulated other comprehensive income                                      11,857                 9,566
                                                                          ---------------      ----------------
                                                                          $      (85,094)      $       (62,596)
                                                                          ===============      ================

    At December 31, 1999 and 1998, the non-qualified plan was not funded and had projected benefit obligations of $72.3 million and $57.2 million, respectively. The accumulated benefit obligations as of December 31, 1999 and 1998 related to this plan were $60.1 million and $48.4 million, respectively, and are included in other liabilities.

    Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $7.7 million and $6.2 million, net of income taxes, at December 31, 1999 and 1998, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the non-qualified plan. Phoenix has also recorded an intangible asset of $11.7 million and $16.2 million as of December 31, 1999 and 1998 related to the non-qualified plan.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The discount rate used in determining the actuarial present value of the projected benefit obligation was 7.5% and 7.0% for 1999 and 1998, respectively. The discount rate assumption for 1999 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.5% and 4.0% for 1999 and 1998, respectively. The expected long-term rate of return on retirement plan assets was 8.0% in 1999 and 1998.

    The assets within the pension plan include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

    Phoenix also sponsors savings plans for its employees and agents that are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to certain limitations, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1999, 1998 and 1997 were $4.0 million, $4.1 million and $3.8 million, respectively.

    OTHER POSTRETIREMENT BENEFIT PLANS

    In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

    The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                           1999                  1998                  1997
                                                                            (IN THOUSANDS)

    Components of net periodic benefit cost
      Service cost                                     $       3,313          $      3,436          $      3,136
      Interest cost                                            4,559                 4,572                 4,441
      Curtailments                                             5,456
      Amortization of net gain                                (1,493)               (1,232)               (1,527)
                                                       --------------        --------------        --------------
      Net periodic benefit cost                        $      11,835          $      6,776          $      6,050
                                                       ==============        ==============        ==============

    As a result of the special retirement program, Phoenix recorded an additional postretirement benefit expense of $5.5 million for the year ended December 31, 1999.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                      DECEMBER 31,

                                                                               1999                  1998
                                                                                     (IN THOUSANDS)

    Change in projected postretirement benefit obligation
      Projected benefit obligation at beginning of year                   $        70,943       $       66,618
      Service cost                                                                  3,313                3,436
      Interest cost                                                                 4,559                4,572
      Plan Amendments                                                               5,785
      Curtailments                                                                   (328)
      Actuarial (gain) loss                                                        (8,622)                 397
      Benefit payments                                                             (4,459)              (4,080)
                                                                          ----------------     ----------------
      Projected benefit obligation at end of year                                  71,191               70,943
                                                                          ----------------     ----------------

    Change in plan assets
      Employer contributions                                                        4,459                4,080
      Benefit payments                                                             (4,459)              (4,080)
                                                                          ----------------     ----------------
      Fair value of plan assets at end of year
                                                                          ----------------     ----------------

      Funded status of the plan                                                   (71,191)             (70,943)
      Unrecognized net gain                                                       (33,538)             (26,408)
                                                                          ----------------     ----------------
      Accrued benefit liability                                           $      (104,729)     $       (97,351)
                                                                          ================     ================

    The discount rate used in determining the accumulated postretirement benefit obligation was 7.5% and 7.0% at December 31, 1999 and 1998, respectively.

    For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 7.5% and 8.5% in 1999 and 1998, respectively, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter.

    The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.3 million and the annual service and interest cost by $0.6 million, before income taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.1 million and the annual service and interest cost by $0.5 million, before income taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

    OTHER POSTEMPLOYMENT BENEFITS

    Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expenses were $0.5 million for 1999, ($0.5) million for 1998 and $0.4 million for 1997.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.  COMPREHENSIVE INCOME

    The components of, and related income tax effects for, other comprehensive income for the years ended December 31, were as follows:

                                                                 1999                1998              1997
                                                                               (IN THOUSANDS)

    UNREALIZED (LOSSES) GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                        $      (94,224)    $      (72,255)   $      151,210
    Income tax (benefit) expense                                    (32,978)           (25,288)           52,923
                                                             ---------------    ---------------   ---------------
    Totals                                                          (61,246)           (46,967)           98,287
                                                             ---------------    ---------------   ---------------

    RECLASSIFICATION ADJUSTMENT FOR NET GAINS
     REALIZED IN NET INCOME:
    Before-tax amount                                                (2,234)           (19,970)          (46,481)
    Income tax (benefit)                                               (782)            (6,990)          (16,268)
                                                             ---------------    ---------------   ---------------
    Totals                                                           (1,452)           (12,980)          (30,213)
                                                             ---------------    ---------------   ---------------

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                               (96,458)           (92,225)          104,729
    Income tax (benefit) expense                                    (33,760)           (32,278)           36,655
                                                             ---------------    ---------------   ---------------
    Totals                                                   $      (62,698)    $      (59,947)   $      68,074
                                                             ===============    ===============   ===============

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Before-tax amount                                        $       (2,289)    $       (2,347)   $       (3,232)
    Income tax (benefit)                                               (801)              (821)           (1,131)
                                                             ---------------    ---------------   ---------------
    Totals                                                   $       (1,488)    $       (1,526)   $       (2,101)
                                                             ===============    ===============   ===============

    The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                                 1999              1998              1997
                                                                              (IN THOUSANDS)
     NET UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE:
     Balance, beginning of year                             $      100,510     $     160,457     $      92,383
     Change during period                                          (62,698)          (59,947)           68,074
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                           37,812           100,510           160,457
                                                            ---------------   ---------------   ---------------

     MINIMUM PENSION LIABILITY ADJUSTMENT:
     Balance, beginning of year                                     (6,219)           (4,693)           (2,592)
     Change during period                                           (1,488)           (1,526)           (2,101)
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                           (7,707)           (6,219)           (4,693)
                                                            ---------------   ---------------   ---------------

     ACCUMULATED OTHER COMPREHENSIVE INCOME:
     Balance, beginning of year                                     94,291           155,764            89,791
     Change during period                                          (64,186)          (61,473)           65,973
                                                            ---------------   ---------------   ---------------
     Balance, end of year                                   $       30,105     $      94,291     $     155,764
                                                            ===============   ===============   ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. SEGMENT INFORMATION

    Phoenix offers a wide range of financial products and services. These businesses have been grouped into three reportable segments.

    The Individual segment includes the individual life insurance and annuity products including participating whole life, universal life, variable life, term life and variable annuities.

    The Investment Management segment includes retail and institutional mutual fund management and distribution including open-end funds, closed-end funds and wrap accounts.

    Corporate and Other contains several smaller subsidiaries and investment activities which do not meet the thresholds of reportable segments as defined in SFAS No. 131. They include venture capital investments, international operations, trust operations and other investments.

    The majority of Phoenix's revenue is derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single customer does not exceed ten percent of total consolidated revenues.

    The accounting policies of the segments are the same as those described in
    Note 2 - "Summary of Significant Accounting Policies." Phoenix evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items. Phoenix does not include certain nonrecurring items to the segments. They are reported as unallocated items and include expenses associated with various lawsuits and legal disputes, postretirement medical expenses associated with an early retirement program and realized gains associated with the sales of subsidiaries. See Note 8 - " Pension and Other Postretirement and Postemployment Benefit Plans."

    Included in the following tables is certain information with respect to Phoenix's operating segments as of and for each of the years ended December 31, 1999, 1998 and 1997, as well as amounts not allocated to the segments which was described previously.

                                                                                  DECEMBER 31,
                                                                     1999             1998             1997
                                                                                 (IN MILLIONS)

    TOTAL ASSETS
    Individual                                                  $     17,990.3    $    16,919.5    $    15,709.8
    Investment Management                                                747.4            591.9            647.9
    Corporate & Other                                                  1,357.8            876.2          1,124.4
    Discontinued operations                                              187.6            283.8            250.9
                                                                ---------------  ---------------  ---------------
      Total                                                           20,283.1         18,671.4         17,733.0
                                                                ===============  ===============  ===============

    DEFERRED POLICY ACQUISITION COSTS
    Individual                                                  $      1,306.7    $     1,049.9    $     1,016.3
                                                                ===============  ===============  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                       1999             1998              1997
                                                                                    (IN MILLIONS)
    PREMIUMS, INSURANCE AND INVESTMENT PRODUCT FEES

    Individual                                                    $       1,361.4   $      1,416.7    $     1,259.2
    Investment Management                                                   293.9            231.0            140.7
    Corporate & Other                                                       115.2             41.1             84.1
    Less: inter-segment revenues                                            (44.5)           (40.7)           (40.3)
                                                                  ---------------- ----------------  ---------------
      Total                                                               1,726.0          1,648.1          1,443.7
                                                                  ---------------- ----------------  ---------------

    INVESTMENT INCOME
    Individual                                                              768.2            768.5            640.3
    Investment Management                                                     6.0              2.7              3.0
    Corporate & Other                                                       176.1             80.4             71.1
                                                                  ---------------- ----------------  ---------------
      Total                                                                 950.3            851.6            714.4
                                                                  ---------------- ----------------  ---------------

    NET REALIZED INVESTMENT GAINS
    Individual                                                               15.9            (17.8)            65.7
    Corporate & Other                                                         3.9             10.5             45.3
    Gains on sale of subsidiaries                                            16.0             65.5
                                                                  ---------------- ----------------  ---------------
      Total                                                                  35.8             58.2            111.0
                                                                  ---------------- ----------------  ---------------

    POLICY BENEFITS AND DIVIDENDS
    Individual                                                            1,611.3          1,718.2          1,499.7
    Corporate & Other                                                       101.6             36.6             45.8
                                                                  ---------------- ----------------  ---------------
      Total                                                               1,712.9          1,754.8          1,545.5
                                                                  ---------------- ----------------  ---------------

    AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
    Individual                                                              146.6            137.7            102.6
                                                                  ---------------- ----------------  ---------------
      Total                                                                 146.6            137.7            102.6
                                                                  ---------------- ----------------  ---------------

    AMORTIZATION OF GOODWILL AND INTANGIBLES
    Individual                                                                4.2              0.3              0.5
    Investment Management                                                    30.3             22.0              9.1
    Corporate & Other                                                         3.5              0.8             (0.2)
                                                                  ---------------- ----------------  ---------------
      Total                                                                  38.0             23.1              9.4
                                                                  ---------------- ----------------  ---------------

    INTEREST EXPENSE
    Investment Management                                                    18.9             14.7              3.6
    Corporate & Other                                                        13.8             11.2             20.7
                                                                  ---------------- ----------------  ---------------
      Total                                                                  32.7             25.9             24.3
                                                                  ---------------- ----------------  ---------------

    OTHER OPERATING EXPENSES
    Individual                                                              289.4            268.1            234.6
    Investment Management                                                   203.5            156.1            101.9
    Corporate & Other                                                        65.0             40.7             69.2
    Unallocated amounts                                                       7.2              4.5              1.7
    Less: inter-segment expenses                                             (44.5)           (40.7)           (40.4)
                                                                  ---------------- ----------------  ---------------
      Total                                                                 520.6            428.7            367.0
                                                                  ---------------- ----------------  ---------------

    INCOME (LOSS) FROM CONTINUING OPERATIONS
     BEFORE INCOME TAXES AND MINORITY INTEREST
    Individual                                                               94.0             43.2            127.9
    Investment Management                                                    47.2             40.8             29.2
    Corporate & Other                                                       111.3             42.7             64.9
    Unallocated amounts & inter-segment eliminations                          8.8             61.0             (1.7)
                                                                  ---------------- ----------------  ---------------
      Total                                                       $         261.3   $        187.7    $       220.3
                                                                  ================ ================  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11. DISCONTINUED OPERATIONS

    During 1999, Phoenix discontinued the operations of four of its business units which in prior years had been reflected as reportable business segments: the Reinsurance Operations, the Property and Casualty Brokerage Operations, the Real Estate Management Operation and the Group Insurance Operations. The discontinuation of these business units resulted from the sale of several operations, a signed agreement to sell one of the operations and the implementation of plans to withdraw from the remaining businesses.

    REINSURANCE OPERATIONS

    During 1999, Phoenix completed a comprehensive strategic review of its life reinsurance segment and decided to exit these operations through a combination of sale, reinsurance and placement of certain components into run-off. Accordingly, Phoenix estimated sales proceeds, reinsurance premiums and net claims run-off, resulting in the recognition of a $173 million pre-tax loss ($113 million after-tax loss) on the disposal of life reinsurance discontinued operations. The life reinsurance segment consisted primarily of individual life reinsurance operations as well as group personal accident and group health reinsurance business. The significant components of the loss on the disposal of life reinsurance discontinued operations in 1999 were as follows:

    On August 1, 1999, Phoenix sold its individual life reinsurance operations and certain group health reinsurance business to Employers Reinsurance Corporation for $130 million. The transaction was structured as a reinsurance and asset sale transaction, resulting in a pre-tax gain of $113 million. The pre-tax income from operations for the seven months prior to disposal was $19 million.

    On June 30, 1999, PM Holdings sold 100% of the common stock of Financial Administrative Services, Inc. (FAS), its third-party administration subsidiary, to CYBERTEK, a wholly-owned subsidiary of Policy Management Systems Corporation. Proceeds from the sale were $8.0 million for the common stock plus $1.0 million for a covenant not-to-compete, resulting in an after-tax gain of $2.0 million.

    Phoenix retained ownership of the preferred stock of FAS, which under the terms of the agreement, CYBERTEK will purchase in six equal annual installments commencing March 31, 2001 through March 31, 2006. The purchase price will be determined annually based upon earnings, but in total, will range from a minimum of $4.0 million to a maximum of $16.0 million.

    During 1999, Phoenix placed the remaining group personal accident and group health reinsurance operations into run-off. Management has adopted a formal plan to terminate the related treaties as early as contractually permitted and is not entering into any new contracts. Based upon the most recent information available, Phoenix reviewed the run-off block and estimated the amount and timing of future net premiums, claims and expenses. Consequently, Phoenix increased reserve estimates on the run-off block by $180 million. In addition, as part of the exit strategy, Phoenix purchased finite aggregate excess of loss reinsurance to further protect Phoenix from unfavorable results in the run-off block. The finite reinsurance is subject to an aggregate retention of $100 million on the run-off block. Phoenix may commute the agreement at any time after September 30, 2004, subject to automatic commutation effective September 30, 2019. Phoenix paid an initial premium of $130 million.

    The additional estimated reserves and finite reinsurance coverage are expected to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, Phoenix expects to pay claims out of existing estimated reserves over a number of years as the level of business diminishes.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Additionally, certain group personal accident reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance. This business primarily concerns certain occupational accident reinsurance "facilities" and a reinsurance pool (the Unicover Pool) underwritten and managed by Unicover Managers, Inc. (Unicover). Phoenix participated as a reinsurer in the Unicover Pool. The Unicover Pool and "facilities" were reinsured in large part by a reinsurance facility underwritten and managed by Centaur Underwriting Limited (Centaur) in which Phoenix also participated. Phoenix terminated its participation in the Centaur facility effective October 1, 1998 and in the Unicover Pool effective March 1, 1999. However, claims arising from business underwritten while Phoenix was a participant continue to run off. On September 21, 1999, Phoenix initiated arbitration proceedings seeking to rescind certain contracts arising from its participation in the Centaur facility with respect to reinsurance of the Unicover business. In January 2000, Phoenix settled two Unicover-related matters (see Note 21 - "Subsequent Events"). A substantial portion of the risk associated with the Unicover Pool and "facilities" and the Centaur program was further retroceded by Phoenix to other unaffiliated insurance entities, providing Phoenix with significant security. Certain of these retrocessionaires have given notice that they challenge their obligations under their contracts and are in arbitration or litigation with Phoenix.

    Additionally, certain group personal accident excess of loss reinsurance contracts created in the London market during 1994 - 1997 have become the subject of disputes concerning the placement of the business with reinsurers and the recovery of reinsurance. Several arbitration proceedings are currently pending.

    Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long term development of net claims payments, the estimated amount of the loss on disposal of life reinsurance discontinued operations may differ from actual results. However, it is management's opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on Phoenix's consolidated financial position.

    PROPERTY AND CASUALTY BROKERAGE OPERATIONS

    On July 1, 1999, PM Holdings sold its property and casualty brokerage business to Hilb, Rogal and Hamilton Company (HRH) for $48.1 million including $0.2 million for a covenant not-to-compete. Total proceeds consisted of $32.0 million in convertible debentures, $15.9 million for 865,042 shares of HRH common stock, valued at $18.38 per share on the sale date, and $0.2 million in cash. The pre-tax gain realized on the sale was $40.1 million. The HRH common stock is classified as common stock and the convertible debentures are classified as bonds in the Consolidated Balance Sheet. As of December 31, 1999 Phoenix owns 7% of the outstanding HRH common stock, 15% on a diluted basis.

    REAL ESTATE MANAGEMENT OPERATIONS

    On March 31, 1999, Phoenix sold its real estate management subsidiary, Phoenix Realty Advisors, to Henderson Investors International Holdings, B.V. for $7.9 million in cash. The pre-tax gain realized on this transaction was $7.1 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    GROUP INSURANCE OPERATIONS

    On December 9, 1999, Phoenix signed a definitive agreement to sell its Group Life and Health business, including five companies, Phoenix American Life, Phoenix Dental Services, Phoenix Group Services, California Benefits and Clinical Disability Management, to GE Financial Assurance Holdings, Inc. Proceeds from the sale are estimated to be $285 million, including cash of $240 million and 3.1% of the common stock of GE Life and Annuity Assurance Company. Phoenix expects the transaction to be completed in the second quarter of 2000, subject to regulatory approval.

    The assets and liabilities of the discontinued operations have been excluded from the assets and liabilities of continuing operations and separately identified on the Consolidated Balance Sheet. Net assets of the discontinued operations totaled $187.6 million and $283.8 million as of December 31, 1999 and 1998, respectively. Asset and liability balances of the continuing operation as of December 31, 1998, have been restated to conform with the current year presentation. Likewise, the Consolidated Statement of Income, Comprehensive Income and Equity has been restated for 1998 and 1997 to exclude the operating results of discontinued operations from continuing operations. The operating results of discontinued operations and the gain or loss on disposal are presented below.

    GAIN (LOSS) FROM OPERATIONS OF                                            YEAR ENDED DECEMBER 31,
     DISCONTINUED OPERATIONS                                           1999             1998             1997
                                                                                   (IN THOUSANDS)
    Revenues:
      Reinsurance Operations                                                      $     306,671    $     163,503
      Group Insurance Operations                                 $      453,813         503,825          483,956
      Property and Casualty Brokerage Operations                         25,968          72,579           64,093
      Real Estate Management                                              1,189          12,707           15,319
                                                                 ---------------  --------------  ---------------
    Total revenues                                                      480,970         895,782          726,871
                                                                 ---------------  --------------  ---------------

    Gain (loss) from operations:
      Reinsurance Operations                                                             14,081           10,611
      Group Insurance Operations                                         28,672          29,212           31,686
      Property and Casualty Brokerage Operations                          1,534           2,515          (19,911)
      Real Estate Management                                             (2,645)         (4,037)          (2,616)
                                                                 ---------------  --------------  ---------------
    Gain from discountinued operations before income
     taxes                                                               27,561          41,771           19,770
    Income taxes                                                         10,006          16,759           12,522
                                                                 ---------------  --------------  ---------------
    Gain from discontinued operations, net of taxes              $       17,555    $     25,012    $       7,248
                                                                 ===============  ==============  ===============

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
    LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS                DECEMBER 31, 1999
                                                                 (IN THOUSANDS)

    (Loss) gain on disposal:
      Reinsurance Operations                                     $    (173,061)
      Property and Casualty Brokerage Operations                        40,131
      Real Estate Management                                             5,870
                                                                 --------------
    Loss on disposal of discontinued operations before
     income taxes                                                     (127,060)
    Income taxes                                                       (55,076)
                                                                 --------------
    Loss on disposal of discontinued operations, net of
     income taxes                                                $     (71,984)
                                                                 --------------


12. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

    Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $101.7 million and $106.7 million at December 31, 1999 and 1998, respectively. Phoenix provides for depreciation using straight-line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $182.3 million and $161.2 million at December 31, 1999 and 1998, respectively.

    Rental expenses for operating leases, principally with respect to buildings, amounted to $16.3 million, $16.9 million and $16.9 million in 1999, 1998, and 1997, respectively, for continuing operations. Future minimum rental payments under non-cancelable operating leases for continuing operations were approximately $40.2 million as of December 31, 1999, payable as follows: 2000 - $13.5 million; 2001 - $10.5 million; 2002 - $7.3 million;
    2003 - $5.1 million; 2004 - $2.8 million; and $1.0 million thereafter.

13. DIRECT BUSINESS WRITTEN AND REINSURANCE

    As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and to $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the inforce block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. In 1999, Phoenix reinsured the mortality risk on the remaining 20% of this business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:

                                                                   1999             1998              1997
                                                                               (IN THOUSANDS)

    Direct premiums                                           $    1,762,359   $    1,719,393     $   1,592,800
    Reinsurance assumed                                              416,194          505,262           329,927
    Reinsurance ceded                                               (537,847)        (371,854)         (282,121)
                                                              --------------- ----------------   ---------------
    Net premiums                                                   1,640,706        1,852,801         1,640,606
    Less net premiums of discontinued operations                    (506,499)        (698,071)         (564,449)
                                                              --------------- ----------------   ---------------
    Net premiums of continuing operations                     $    1,134,207   $    1,154,730     $   1,076,157
                                                              =============== ================   ===============

    Direct policy and contract claims incurred                $      707,105   $      728,062     $     629,112
    Reinsurance assumed                                              563,807          433,242           410,704
    Reinsurance ceded                                               (500,282)        (407,780)         (373,127)
                                                              --------------- ----------------   ---------------
    Net policy and contract claims incurred                          770,630          753,524           666,689
    Less net incurred claims of discontinued operations             (552,423)        (471,688)         (422,373)
                                                              --------------- ----------------   ---------------
    Net policy and contract claims incurred
     of continuing operations                                 $      218,207   $      281,836     $     244,316
                                                              =============== ================   ==============

    Direct life insurance in force                            $  131,052,050   $  121,442,041     $ 120,394,664
    Reinsurance assumed                                          139,649,850      110,632,110        84,806,585
    Reinsurance ceded                                           (207,192,046)    (135,817,986)      (74,764,639)
                                                              --------------- ----------------   ---------------
    Net insurance in force                                        63,509,854       96,256,165       130,436,610
    Less insurance in force of discontinued operations            (1,619,452)     (24,330,166)      (13,811,408)
                                                              --------------- ----------------   ---------------
    Net insurance in force of continuing operations           $   61,890,402   $   71,925,999     $ 116,625,202
                                                              =============== ================   ===============

    Irrevocable letters of credit aggregating $36.2 million at December 31, 1999 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

14. PARTICIPATING LIFE INSURANCE

    Participating life insurance in force was 66.9% and 72.3% of the face value of total individual life insurance in force at December 31, 1999 and 1998, respectively. The premiums on participating life insurance policies were 76.8%, 79.4% and 83.5% of total individual life insurance premiums in 1999, 1998, and 1997, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

15. DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                            1999                 1998                1997
                                                                            (IN THOUSANDS)

    Balance at beginning of year                      $       1,049,934     $     1,016,295     $        908,616
    Acquisition cost deferred                                   143,110             164,608              288,281
    Amortized to expense during the year                       (146,603)           (137,663)            (102,617)
    Adjustment to net unrealized investment
     gains (losses) included in other
     comprehensive income                                       260,287               6,694              (77,985)
                                                      ------------------   -----------------   ------------------

    Balance at end of year                            $       1,306,728     $     1,049,934     $      1,016,295
                                                      ==================   =================   ==================

    Amortized to expense during the year for 1999 includes a $6.3 million adjustment due to worse than expected persistency in one of the variable annuity product lines and a $6.9 million adjustment to traditional life due to an adjustment to death claims used in determining DAC amortization.

16. MINORITY INTEREST

    Phoenix's interests in Phoenix Investment Partners and PFG Holdings, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 60% and 67%, respectively, of the outstanding shares of common stock at December 31, 1999. Earnings and equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

17. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the consolidated financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analysis which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

    DERIVATIVE INSTRUMENTS

    Phoenix's derivative instruments include interest rate swap, cap and floor agreements, swaptions and foreign currency swap agreements. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

    EQUITY SECURITIES

    Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

    MORTGAGE LOANS

    Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

    POLICY LOANS

    Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

    INVESTMENT CONTRACTS

    In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

    The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

    Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    NOTES PAYABLE

    The fair value of notes payable is determined based on contractual cash flows discounted at market rates.

    FAIR VALUE SUMMARY

    The estimated fair values of the financial instruments as of December 31, were as follows:


                                                      1999                                   1998
                                         CARRYING              FAIR              CARRYING              FAIR
                                          VALUE               VALUE               VALUE               VALUE
                                                                    (IN THOUSANDS)

    Financial assets:
    Cash and cash equivalents        $        187,610     $       187,610     $       115,187     $       115,187
    Short-term investments                    133,367             133,367             185,983             185,983
    Debt securities                         7,496,948           7,400,067           7,712,865           7,796,389
    Equity securities                         461,613             461,613             301,649             301,649
    Mortgage loans                            716,831             680,569             797,343             831,919
    Derivative instruments                                        (13,211)                                 12,316
    Policy loans                            2,042,558           2,040,497           2,008,260           2,122,389
                                     -----------------   -----------------   -----------------   -----------------
    Total financial assets           $     11,038,927     $    10,890,512     $    11,121,287     $    11,365,832
                                     =================   =================   =================   =================

    Financial liabilities:
    Policy liabilities               $        709,696     $       709,357     $       783,400     $       783,400
    Notes payable                             499,392             490,831             386,575             395,744
                                     -----------------   -----------------   -----------------   -----------------
    Total financial liabilities      $      1,209,088     $     1,200,188     $     1,169,975     $     1,179,144
                                     =================   =================   =================   ================


18. CONTINGENCIES

    LITIGATION

    Certain group personal accident reinsurance business has become the subject of disputes concerning the placement of the business with reinsurers and the recovery of the reinsurance (see Note 11 - "Discontinued Operations" and
    Note 21 - "Subsequent Events").

19. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Except for the accounting policy involving federal income taxes described next, there were no material practices not prescribed by the State of New York Insurance Department (the Insurance Department), as of December 31, 1999, 1998 and 1997. Phoenix's statutory federal income tax liability is principally based on estimates of federal income tax due. A deferred income tax liability has also been established for estimated taxes on unrealized gains for common stock and venture capital equity partnerships. Current New York law does not allow the recording of deferred income taxes. Phoenix has received approval from the Insurance Department for this practice.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                    1999               1998              1997
                                                                               (IN THOUSANDS)

    Statutory net income                                       $      131,286      $     108,652     $      66,599
    Deferred policy acquisition costs, net                            (28,099)            18,538            48,821
    Future policy benefits                                            (23,686)           (53,847)           (9,145)
    Pension and postretirement expenses                                (8,638)           (17,334)           (7,955)
    Investment valuation allowances                                    15,141            107,229            87,920
    Interest maintenance reserve                                       (7,232)             1,415            17,544
    Deferred income taxes                                               3,919            (39,983)          (36,250)
    Other, net                                                          6,191             12,459             2,118
                                                               ---------------    ---------------   ---------------

    Net income, as reported                                    $      88,882      $     137,129     $     169,652
                                                               ===============    ===============   ===============

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                                    DECEMBER 31,
                                                                          1999                         1998
                                                                                    (IN THOUSANDS)

    Statutory surplus, surplus notes and AVR                       $        1,427,333            $       1,205,635
    Deferred policy acquisition costs, net                                  1,231,217                    1,259,316
    Future policy benefits                                                   (478,184)                    (465,268)
    Pension and postretirement expenses                                      (193,007)                    (174,273)
    Investment valuation allowances                                          (206,531)                      34,873
    Interest maintenance reserve                                               24,767                       35,303
    Deferred income taxes                                                      65,595                      (25,593)
    Surplus notes                                                            (159,444)                    (157,500)
    Other, net                                                                 49,505                       24,062
                                                                   -------------------          -------------------
    Equity, as reported                                            $        1,761,251            $       1,736,555
                                                                   ===================          ===================

    The Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Insurance Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

20. PRIOR PERIOD ADJUSTMENTS

    In 1999, Phoenix revised the accounting for venture capital partnerships to include unrealized capital gains and losses on investments held in the partnerships. These gains and losses are recorded in investment income. Opening retained earnings at December 31, 1996 has been increased by $17.6 million. The consolidated balance sheet as of December 31, 1998 was revised by increasing the following balances: other invested assets by $50.6 million, deferred income taxes by $17.7 million and retained earnings by $32.9 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $12.4 million and $2.9 million for the years ended 1998 and 1997, respectively.

    In 1998, Phoenix revised the accounting for partnerships involved in leveraged lease arrangements for 1997 and 1996. Opening retained earnings at December 31, 1995 has been increased by $7.7 million. The Consolidated Balance Sheet as of December 31, 1997 was revised by increasing the following balances: other invested assets by $18.9 million, deferred income taxes by $6.6 million and retained earnings by $12.3 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $2.1 million and $2.5 million for the years ended 1997 and 1996, respectively.

21. SUBSEQUENT EVENTS

    OCCUPATIONAL ACCIDENT REINSURANCE

    On January 21, 2000, Phoenix, in connection with its participation in the Centaur facility, and two other companies completed a settlement agreement with Reliance Insurance Company (Reliance) with respect to certain reinsurance contracts covering occupational accident business reinsured by Reliance as a Unicover-managed "facility." The Reliance business was the largest portion of occupational accident reinsurance business underwritten by Unicover. Under the terms of the settlement agreement, Phoenix ended the contracts for a total payment of $115.0 million.

    On January 13, 2000, Phoenix and four other companies, in connection with their participation in the Unicover Pool, completed a settlement agreement with EBI Indemnity Company and other affiliates of the Orion Group (EBI) with respect to certain reinsurance contracts covering occupational accident business which EBI ceded to the Unicover Pool. These contracts represented the largest source of premium to the Unicover Pool. Under the terms of the settlement agreement, the Unicover Pool members ended the contracts for a total payment of $43.0 million, of which Phoenix's share was approximately $10.0 million.

    Phoenix included the cost of these settlements, net of reinsurance, in its estimate of the loss on discontinued life reinsurance operations. See Note 11 - "Discontinued Operations."

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              The financial statements are included in Part B. Consolidated financial information is included in Part A.

         (b)  Exhibits

              (1) Resolution of Board of Directors Establishing Separate Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and is filed herewith via Edgar.

              (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (3)(b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(c) Form of Underwriting Agreement and Form of Dealer Agreement (Templeton Investment Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.

              (4)(a) Form of Contract (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(b) Form of Contract (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(c) Form of Contract (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(d) Form of Contract (Big Edge Choice for New York) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.


              (4)(e) Form of Contract (The Phoenix Edge-VA for New York) filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999 is incorporated by reference.


              (5)(a) Form of Application (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(b) Form of Application (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(c) Form of Application (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(d) Form of Application (Big Edge Choice for New York) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (5)(e) Form of Application (The Phoenix Edge-VA for New York) filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999 is incorporated herein by reference.


              (6) Charter and by-laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.

              (7)     Not Applicable.

              (8) Product Development and Fund Participation Agreement (TIP) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (9)     Opinion previously filed.


              (10)(a) Written Consent as to Legality of Securities Being
                      Registered of Edwin L. Kerr, Esquire filed filed herewith.

              (10)(b) Written Consent of PricewaterhouseCoopers LLP filed herewith.


              (11)    Not Applicable.

              (12)    Not Applicable.

              (13)(a) Explanation of Yield and Effective Yield Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.

              (13)(b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

                                                                                            POSITIONS AND OFFICES
           NAME                              PRINCIPAL BUSINESS ADDRESS                     WITH DEPOSITOR
           ----                              --------------------------                     --------------

           Sal H. Alfiero                    Chairman and Chief Executive Officer            Director
                                             Mark IV Industries, Inc.
                                             Amherst, NY

           J. Carter Bacot                   Chairman and Chief Executive Officer            Director
                                             The Bank of New York
                                             New York, NY

           Arthur P. Byrne                   Group Executive                                 Director
                                             Danaher Corporation
                                             West Hartford, CT

           Richard N. Cooper, Ph.D.          Professor                                       Director
                                             Harvard University
                                             Cambridge, MA

           Gordon J. Davis, Esq.             Partner                                         Director
                                             LeBoeuf, Lamb, Greene & MacRae
                                             New York, NY

           Robert W. Fiondella*              Phoenix Home Life Mutual                        Chairman of the Board,
                                             Insurance Company                               Director, and Chief
                                             Hartford, CT                                    Executive Officer

           John E. Haire                     President                                       Director
                                             The Fortune Group
                                             New York, NY


                                                                                            POSITIONS AND OFFICES
           NAME                              PRINCIPAL BUSINESS ADDRESS                     WITH DEPOSITOR
           ----                              --------------------------                     --------------

           Jerry J. Jasinowski               President                                       Director
                                             National Association of Manufacturers
                                             Washington, D.C.

           John W. Johnstone                 Chairman                                        Director
                                             Governance & Nominating Committees
                                             Arch Chemicals, Inc.
                                             Westport, CT

           Marilyn E. LaMarche               Limited Managing Director                       Director
                                             Lazard Freres & Co. LLP
                                             New York, NY

           Philip R. McLoughlin***           Phoenix Home Life Mutual                        Director, Executive Vice
                                             Insurance Company                               President, Investments
                                             Hartford, CT

           Indra K. Nooyi                    Senior Vice President                           Director
                                             Pepsico, Inc.
                                             Purchase, NY

           Robert F. Vizza                   President & Chief Executive Officer             Director
                                             The DeMatteis Center of
                                             St. Francis Hospital
                                             Old Brookfield, NY

           Robert G. Wilson                                                                  Director

           Dona D. Young*                    Phoenix Home Life Mutual                        Director, President
                                             Insurance Company
                                             Hartford, CT

           Nathaniel Brinn***                                                                Senior Vice President

           Carl T. Chadburn**                                                                Executive Vice President

           Martin J. Gavin*                                                                  Senior Vice President
                                                                                             Trust Operations

           Randall C. Giangiulio**                                                           Senior Vice President Group
                                                                                             Life and Health

           Michael Gilotti*                                                                  Senior Vice President

           Edward P. Hourihan*                                                               Senior Vice President

           Joseph E. Kelleher**                                                              Senior Vice President
                                                                                             Underwriting and Operations

           Robert G. Lautensack, Jr.*                                                        Senior Vice President
                                                                                             Individual Line Financial

           Maura L. Melley*                                                                  Senior Vice President
                                                                                             Public Affairs

           Charles L. Olson***                                                               Senior Vice President


                                                                                            POSITIONS AND OFFICES
           NAME                              PRINCIPAL BUSINESS ADDRESS                     WITH DEPOSITOR
           ----                              --------------------------                     --------------

           Robert E. Primmer*                                                                Senior Vice President
                                                                                             Distribution and Sales

           Tracy L. Rich*                                                                    Senior Vice President

           Joel D. Sanders                                                                   Senior Vice President

           Frederick W. Sawyer, III*                                                         Senior Vice President

           David W. Searfoss*                                                                Executive Vice President and
                                                                                             Chief Financial Officer

           John F. Solan, Jr.*                                                               Senior Vice President

           Simon Y. Tan*                                                                     Senior Vice President

           Anthony J. Zeppetella***                                                          Senior Vice President
                                                                                             Corporate Portfolio
                                                                                             Management

           Walter H. Zultowski*                                                              Senior Vice President
                                                                                             Marketing and Market Research

           * The principal business address of this individual is One American Row, Hartford, Connecticut 06115.
           ** The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut
               06082-2200.
           *** The principal business address of this individual is 56
               Prospect Street, Hartford, Connecticut 06115-0480.


ITEM 26. NOT APPLICABLE

ITEM 27. NUMBER OF CONTRACTOWNERS


     On March 31, 2000, there were 52,506 Owners of Contracts offered by Registrant.


ITEM 28. INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI Section 6.1 of the by-laws of the Phoenix Home Life Mutual Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company...."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

       1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus Version A.)

          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Officers of PEPCO

               NAME AND PRINCIPAL            POSITIONS AND OFFICES
               BUSINESS ADDRESS              WITH UNDERWRITER
               ----------------              ----------------
               Michael E. Haylon**           Director
               Philip R. McLoughlin**        Director, Chairman
               William R. Moyer*             Director, Executive Vice President, Chief Financial Officer and Treasurer
               Barry Mandinach**             Executive Vice President, Chief Marketing Officer, Retail Division
               John F. Sharry*               President, Retail Distribution
               Robert R. Tousignant*         Senior Vice President and National Sales Manager

               ---------------
               * The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
               ** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.

          (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                       NET UNDERWRITING                   COMPENSATION             BROKERAGE
PRINCIPAL UNDERWRITER         DISCOUNTS AND COMMISSIONS          ON REDEMPTION            COMMISSIONS              COMPENSATION
-----------                                                                                                        ------------

PEPCO                               $13.9 million                       -0-                   -0-                         -0-



              PEPCO received no other out-of-pocket compensation from Phoenix Home Life.

      2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)

          (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Officers of WSG

               NAME AND PRINCIPAL                        POSITIONS AND OFFICES
               BUSINESS ADDRESS                          WITH UNDERWRITER
               ----------------                          ----------------

               Philip R. McLoughlin***                   Director
               Robert E. Primmer*                        Director
               David W. Searfoss*                        Director
               Simon Y. Tan*                             Director
               Dona D. Young*                            Director
               Peter S. Deering**                        Vice President and Chief Marketing Officer
               Richard D. Keidan*                        President, Chief Operating Officer
               Laura E. Miller**                         Vice President, Chief Financial Officer and Treasurer
               Michael A. Gilliland*                     Assistant Vice President, Compliance Officer and
                                                         Assistant Secretary

               ____________
               * The principal business address of this individual is One American Row, Hartford, Connecticut 06102-5056.
               ** The principal business address of this individual is 2355 Northside Drive, Suite 260, San Diego, California 92108.
               ***  The principal business address of this individual is 56
                     Prospect Street, Hartford, Connecticut 06115-0480.


          (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


      The accounts, books and other information by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Home Life Mutual Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200, and 101 Munson Street, Greenfield, Massachussetts 01302-0810.


ITEM 31.  MANAGEMENT SERVICES

      Not applicable.

ITEM 32.  UNDERTAKINGS

      Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be made;

          (b) to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 1st day of May, 2000.

                               PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

                               By: *Robert W. Fiondella
                               -------------------------------
                               Robert W. Fiondella
                               Chief Executive Officer

                               PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                               By: *Robert W. Fiondella
                               -------------------------------
                               Robert W. Fiondella
                               Chief Executive Officer
                               of Phoenix Home Life Mutual Insurance Company

    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 1st day of May, 2000.


           SIGNATURE                              TITLE
           ---------                              -----

____________________________________              Director
*Sal H. Alfiero


____________________________________              Director
*J. Carter Bacot



____________________________________              Director
*Arthur P. Byrne


____________________________________              Director
*Richard N. Cooper


____________________________________              Director
*Gordon J. Davis


____________________________________              Chairman of the Board,
*Robert W. Fiondella                              and Chief Executive Officer
                                                  (Principal Executive Officer)


____________________________________              Director
*John E. Haire

           SIGNATURE                              TITLE
           ---------                              -----


____________________________________              Director
*Jerry J. Jasinowski


____________________________________              Director
*John W. Johnstone


____________________________________              Director
*Marilyn E. LaMarche


____________________________________              Director
*Philip R. McLoughlin


____________________________________              Director
*Indra K. Nooyi


____________________________________              Director
*Robert F. Vizza


____________________________________              Director
*Robert G. Wilson


By:  /s/ Dona D. Young
     -----------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.



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